UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-04041

GE INVESTMENTS FUNDS, INC.

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/15

Item 1.	Schedule of Investments

GEI U.S. Equity Fund

Schedule of Investments—September 30, 2015 (Unaudited)

Common Stock—96.9% †	Number of Shares	Fair Value
Aerospace & Defense—4.0%
General Dynamics Corp.	2,747	$378,949	(a)
Hexcel Corp.	5,380	241,347
Honeywell International Inc.	4,590	434,627
The Boeing Co.	1,312	171,806
		1,226,729
Agricultural Products—1.1%
Archer-Daniels-Midland Co.	8,065	334,294
Air Freight & Logistics—0.4%
United Parcel Service Inc., Class B	1,256	123,955
Airlines—1.2%
Delta Air Lines Inc.	7,886	353,845
Apparel, Accessories & Luxury Goods—0.1%
Coach Inc.	559	16,172
Application Software—0.7%
Intuit Inc.	2,372	210,515
Asset Management & Custody Banks—4.4%
Ameriprise Financial Inc.	4,117	449,288
Invesco Ltd.	13,870	433,160
State Street Corp.	6,949	467,043	(b)
		1,349,491
Auto Parts & Equipment—0.8%
BorgWarner Inc.	1,040	43,254
Delphi Automotive PLC	2,582	196,335
		239,589
Automobile Manufacturers—0.6%
Ford Motor Co.	13,954	189,356
Automotive Retail—0.7%
Advance Auto Parts Inc.	1,116	211,515
Biotechnology—5.1%
Alexion Pharmaceuticals Inc.	1,563	244,438	(a,c)
Amgen Inc.	5,666	783,721
Gilead Sciences Inc.	5,428	532,975
		1,561,134
Broadcasting—0.2%
CBS Corp., Class B	1,814	72,379
Cable & Satellite—4.3%
Comcast Corp., Class A	9,838	559,585
Comcast Corp., Special Class A	5,582	319,514
Liberty Global PLC, Class C	8,233	337,718	(c)
Sirius XM Holdings Inc.	27,930	104,458	(c)
		1,321,275
Casinos & Gaming—0.3%
Las Vegas Sands Corp.	2,316	87,938
Communications Equipment—4.0%
Cisco Systems Inc.	25,117	659,321
QUALCOMM Inc.	10,437	560,780
		1,220,101
Consumer Finance—0.7%
Discover Financial Services	4,047	210,403
Data Processing & Outsourced Services—1.9%
PayPal Holdings Inc.	5,023	155,914	(c)
Visa Inc., Class A	6,140	427,712
		583,626

Diversified Banks—5.6%
Bank of America Corp.	27,783	432,859
Citigroup Inc.	1,954	96,938
JPMorgan Chase & Co.	13,395	816,693
Wells Fargo & Co.	6,907	354,675
		1,701,165
Drug Retail—1.7%
CVS Health Corp.	5,441	524,948
Electric Utilities—0.6%
NextEra Energy Inc.	1,954	190,613
Electrical Components & Equipment—0.5%
Rockwell Automation Inc.	1,396	141,652
Fertilizers & Agricultural Chemicals—0.8%
Monsanto Co.	2,930	250,046
General Merchandise Stores—2.4%
Dollar General Corp.	5,233	379,078
Target Corp.	4,603	362,072
		741,150
Healthcare Distributors—0.6%
Cardinal Health Inc.	2,441	187,518
Healthcare Equipment—4.3%
Abbott Laboratories	6,279	252,541
Boston Scientific Corp.	25,675	421,327	(c)
Medtronic PLC	7,884	527,755
Stryker Corp.	1,200	112,920
		1,314,543
Healthcare Supplies—0.7%
The Cooper Companies Inc.	1,536	228,649
Home Improvement Retail—1.8%
Lowe’s Companies Inc.	8,092	557,701
Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	4,884	71,306	(c)
NRG Energy Inc.	3,907	58,019
		129,325
Industrial Machinery—0.8%
Ingersoll-Rand PLC	4,954	251,515
Integrated Oil & Gas—3.4%
Cenovus Energy Inc.	12,838	194,624
Exxon Mobil Corp.	5,233	389,074
Occidental Petroleum Corp.	6,842	452,598
		1,036,296
Integrated Telecommunication Services—0.6%
Verizon Communications Inc.	3,907	169,994
Internet Retail—1.4%
Amazon.com Inc.	809	414,119	(c)
Internet Software & Services—5.4%
Baidu Inc. ADR	1,926	264,652	(c)
eBay Inc.	7,256	177,336	(c)
Facebook Inc., Class A	2,233	200,747	(c)
Google Inc., Class A	698	445,582	(c)
Google Inc., Class C	698	424,677	(c)
LinkedIn Corp., Class A	670	127,387	(c)
		1,640,381
Investment Banking & Brokerage—0.9%
The Charles Schwab Corp.	10,048	286,971
Life & Health Insurance—0.5%
Lincoln National Corp.	3,070	145,702

Life Sciences Tools & Services—0.2%
PerkinElmer Inc.	1,185	54,463
Movies & Entertainment—2.2%
The Walt Disney Co.	2,680	273,896
Time Warner Inc.	5,791	398,131
		672,027
Multi-Line Insurance—3.4%
American International Group Inc.	9,698	551,040
The Hartford Financial Services Group Inc.	10,745	491,906
		1,042,946
Multi-Utilities—0.8%
Dominion Resources Inc.	3,656	257,309
Oil & Gas Equipment & Services—1.8%
FMC Technologies Inc.	3,279	101,649	(c)
Schlumberger Ltd.	6,503	448,512
		550,161
Oil & Gas Exploration & Production—1.5%
Hess Corp.	7,121	356,477
Marathon Oil Corp.	5,724	88,150
		444,627
Packaged Foods & Meats—1.1%
Mondelez International Inc., Class A	7,952	332,950
Paper Packaging—0.2%
Packaging Corporation of America	977	58,776
Pharmaceuticals—7.4%
Allergan PLC	3,460	940,462	(c)
Johnson & Johnson	3,071	286,678
Merck & Company Inc.	10,815	534,153
Pfizer Inc.	16,326	512,800
		2,274,093
Railroads—0.3%
CSX Corp.	3,488	93,827
Research & Consulting Services—1.3%
Nielsen Holdings PLC	9,209	409,524
Semiconductor Equipment—0.8%
Applied Materials Inc.	17,722	260,336
Soft Drinks—2.0%
PepsiCo Inc.	6,544	617,099
Specialized Finance—2.1%
CME Group Inc.	4,046	375,226
McGraw Hill Financial Inc.	3,070	265,555
		640,781
Specialized REITs—1.9%
American Tower Corp.	5,726	503,774
Extra Space Storage Inc.	1,152	88,888
		592,662
Specialty Stores—0.5%
Dick’s Sporting Goods Inc.	3,070	152,303
Systems Software—0.6%
Oracle Corp.	5,023	181,431
Technology Hardware, Storage & Peripherals—5.4%
Apple Inc.	7,507	828,022
EMC Corp.	5,303	128,121
Hewlett-Packard Co.	12,003	307,397
Western Digital Corp.	4,746	377,022
		1,640,562

Trading Companies & Distributors—0.5%
United Rentals Inc.	2,791	167,600	(c)

Total Common Stock (Cost $26,639,527)		29,668,082

Exchange Traded Funds—1.3%
Financial Select Sector SPDR Fund	3,422	77,542	(d)
Industrial Select Sector SPDR Fund	6,522	325,383	(d)

Total Exchange Traded Funds (Cost $263,140)		402,925
Total Investments in Securities (Cost $26,902,667)		30,071,007

Short-Term Investments—2.0%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $611,665)		611,665	(a,d,e)

Total Investments (Cost $27,514,332)		30,682,672

Liabilities in Excess of Other Assets, net—(0.2)%		(59,130)

NET ASSETS—100.0%		$30,623,542

Other Information:

The Fund had the following long futures contracts open at September 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2015	1	$95,435	$(3,048)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	Non-income producing security.

(d)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of September 30, 2015.

Abbreviations:

ADR     American Depositary Receipt

REIT     Real Estate Investment Trust

SPDR    Standard and Poor’s Depositary Receipt

GEI S&P 500 Index Fund

Schedule of Investments—September 30, 2015 (Unaudited)

Common Stock—99.6% †	Number of Shares	Fair Value
Advertising—0.1%
Omnicom Group Inc.	2,430	$160,137
The Interpublic Group of Companies Inc.	4,620	88,381
		248,518
Aerospace & Defense—2.7%
General Dynamics Corp.	3,167	436,888
Honeywell International Inc.	7,894	747,483
L-3 Communications Holdings Inc.	801	83,721
Lockheed Martin Corp.	2,752	570,517
Northrop Grumman Corp.	1,971	327,087
Precision Castparts Corp.	1,412	324,350
Raytheon Co.	3,072	335,647
Rockwell Collins Inc.	1,436	117,522
Textron Inc.	2,725	102,569
The Boeing Co.	6,540	856,413
United Technologies Corp.	8,483	754,902
		4,657,099
Agricultural & Farm Machinery—0.1%
Deere & Co.	3,306	244,644
Agricultural Products—0.2%
Archer-Daniels-Midland Co.	6,424	266,275
Air Freight & Logistics—0.7%
CH Robinson Worldwide Inc.	1,445	97,942
Expeditors International of Washington Inc.	2,099	98,758
FedEx Corp.	2,688	387,018
United Parcel Service Inc., Class B	7,002	691,028
		1,274,746
Airlines—0.6%
American Airlines Group Inc.	7,100	275,693
Delta Air Lines Inc.	8,430	378,254
Southwest Airlines Co.	6,649	252,928
United Continental Holdings Inc.	3,900	206,895
		1,113,770
Alternative Carriers—0.1%
Level 3 Communications Inc.	3,100	135,439	(a)
Aluminum—0.1%
Alcoa Inc.	13,140	126,932
Apparel Retail—0.6%
L Brands Inc.	2,488	224,244
Ross Stores Inc.	4,224	204,737
The Gap Inc.	2,796	79,686
The TJX Companies Inc.	6,831	487,870
Urban Outfitters Inc.	1,200	35,256	(a)
		1,031,793
Apparel, Accessories & Luxury Goods—0.5%
Coach Inc.	2,689	77,793
Fossil Group Inc.	500	27,940	(a)
Hanesbrands Inc.	4,000	115,760
Michael Kors Holdings Ltd.	2,022	85,409	(a)
PVH Corp.	769	78,392
Ralph Lauren Corp.	600	70,896
Under Armour Inc., Class A	1,700	164,526	(a)
VF Corp.	3,515	239,758
		860,474

Application Software—0.8%
Adobe Systems Inc.	4,784	393,340	(a)
Autodesk Inc.	2,448	108,055	(a)
Citrix Systems Inc.	1,607	111,333	(a)
Intuit Inc.	2,800	248,500
salesforce.com Inc.	6,209	431,091	(a)
Verint Systems Inc.	1	43	(a)
		1,292,362
Asset Management & Custody Banks—1.2%
Affiliated Managers Group Inc.	600	102,594	(a)
Ameriprise Financial Inc.	1,867	203,746
BlackRock Inc.	1,296	385,521
Franklin Resources Inc.	4,000	149,040
Invesco Ltd.	4,450	138,974
Legg Mason Inc.	1,100	45,771
Northern Trust Corp.	2,196	149,679
State Street Corp.	4,211	283,021	(b)
T Rowe Price Group Inc.	2,774	192,793
The Bank of New York Mellon Corp.	11,403	446,427
		2,097,566
Auto Parts & Equipment—0.3%
BorgWarner Inc.	2,247	93,453
Delphi Automotive PLC	2,956	224,774
Johnson Controls Inc.	6,801	281,289
		599,516
Automobile Manufacturers—0.6%
Ford Motor Co.	40,227	545,880
General Motors Co.	13,887	416,888
		962,768
Automotive Retail—0.5%
Advance Auto Parts Inc.	722	136,841
AutoNation Inc.	486	28,275	(a)
AutoZone Inc.	325	235,245	(a)
CarMax Inc.	2,090	123,979	(a)
O’Reilly Automotive Inc.	1,000	250,000	(a)
		774,340
Biotechnology—3.6%
AbbVie Inc.	16,773	912,619
Alexion Pharmaceuticals Inc.	2,101	328,575	(a)
Amgen Inc.	7,730	1,069,214
Baxalta Inc.	5,735	180,710
Biogen Inc.	2,415	704,721	(a)
Celgene Corp.	8,057	871,526	(a)
Gilead Sciences Inc.	15,005	1,473,341
Regeneron Pharmaceuticals Inc.	750	348,855	(a)
Vertex Pharmaceuticals Inc.	2,500	260,350	(a)
		6,149,911
Brewers—0.1%
Molson Coors Brewing Co., Class B	1,598	132,666
Broadcasting—0.2%
CBS Corp., Class B	4,632	184,817
Discovery Communications Inc., Class A	1,497	38,967	(a)
Discovery Communications Inc., Class C	2,397	58,223	(a)
Scripps Networks Interactive Inc., Class A	1,000	49,190
TEGNA Inc.	2,570	57,542
		388,739
Building Products—0.1%
Allegion PLC	933	53,797
Masco Corp.	3,490	87,878
		141,675

Cable & Satellite—1.2%
Cablevision Systems Corp., Class A	2,000	64,940
Comcast Corp., Class A	25,591	1,455,616
Time Warner Cable Inc.	2,896	519,456
		2,040,012
Casinos & Gaming—0.0% *
Wynn Resorts Ltd.	913	48,499
Coal & Consumable Fuels—0.0% *
CONSOL Energy Inc.	2,200	21,560
Commodity Chemicals—0.2%
LyondellBasell Industries N.V., Class A	3,904	325,437
Communications Equipment—1.5%
Cisco Systems Inc.	51,712	1,357,440
F5 Networks Inc.	700	81,060	(a)
Harris Corp.	1,100	80,465
Juniper Networks Inc.	3,500	89,985
Motorola Solutions Inc.	1,444	98,741
QUALCOMM Inc.	15,910	854,844
		2,562,535
Computer & Electronics Retail—0.1%
Best Buy Company Inc.	2,900	107,648
GameStop Corp., Class A	1,200	49,452
		157,100
Construction & Engineering—0.1%
Fluor Corp.	1,478	62,593
Jacobs Engineering Group Inc.	1,150	43,045	(a)
Quanta Services Inc.	2,000	48,420	(a)
		154,058
Construction Machinery & Heavy Trucks—0.5%
Caterpillar Inc.	6,202	405,363
Cummins Inc.	1,756	190,666
Joy Global Inc.	1,100	16,423
PACCAR Inc.	3,503	182,752
		795,204
Construction Materials—0.1%
Martin Marietta Materials Inc.	600	91,170
Vulcan Materials Co.	1,400	124,880
		216,050
Consumer Electronics—0.1%
Garmin Ltd.	1,300	46,644
Harman International Industries Inc.	700	67,193
		113,837
Consumer Finance—0.8%
American Express Co.	8,858	656,643
Capital One Financial Corp.	5,484	397,700
Discover Financial Services	4,577	237,958
Navient Corp.	3,883	43,645
		1,335,946
Data Processing & Outsourced Services—2.4%
Alliance Data Systems Corp.	600	155,388	(a)
Automatic Data Processing Inc.	4,826	387,817
Computer Sciences Corp.	1,382	84,827
Fidelity National Information Services Inc.	2,900	194,532
Fiserv Inc.	2,417	209,336	(a)
Mastercard Inc., Class A	9,886	890,926
Paychex Inc.	3,425	163,133
PayPal Holdings Inc.	11,160	346,407	(a)
The Western Union Co.	5,024	92,241
Total System Services Inc.	1,602	72,779
Visa Inc., Class A	19,632	1,367,565
Xerox Corp.	11,147	108,460
		4,073,411

Department Stores—0.2%
Kohl’s Corp.	1,973	91,370
Macy’s Inc.	3,430	176,028
Nordstrom Inc.	1,392	99,820
		367,218
Distillers & Vintners—0.2%
Brown-Forman Corp., Class B	1,120	108,528
Constellation Brands Inc., Class A	1,694	212,106
		320,634
Distributors—0.1%
Genuine Parts Co.	1,496	124,003
Diversified Banks—5.0%
Bank of America Corp.	106,946	1,666,219
Citigroup Inc.	30,437	1,509,979
Comerica Inc.	1,956	80,392
JPMorgan Chase & Co.	37,803	2,304,849
U.S. Bancorp	16,746	686,753
Wells Fargo & Co.	47,355	2,431,679
		8,679,871
Diversified Chemicals—0.6%
Eastman Chemical Co.	1,618	104,717
EI du Pont de Nemours & Co.	9,296	448,067
The Dow Chemical Co.	11,204	475,050
		1,027,834
Diversified Metals & Mining—0.1%
Freeport-McMoRan Inc.	10,498	101,726
Diversified Support Services—0.0% *
Cintas Corp.	900	77,175
Drug Retail—1.1%
CVS Health Corp.	11,489	1,108,459
Walgreens Boots Alliance Inc.	8,874	737,429
		1,845,888
Electric Utilities—1.8%
American Electric Power Company Inc.	5,041	286,631
Duke Energy Corp.	7,029	505,666
Edison International	3,242	204,473
Entergy Corp.	1,785	116,204
Eversource Energy	3,230	163,503
Exelon Corp.	8,725	259,132
FirstEnergy Corp.	4,254	133,193
NextEra Energy Inc.	4,562	445,023
Pepco Holdings Inc.	2,697	65,321
Pinnacle West Capital Corp.	1,100	70,554
PPL Corp.	6,737	221,580
The Southern Co.	9,358	418,303
Xcel Energy Inc.	5,280	186,965
		3,076,548
Electrical Components & Equipment—0.5%
AMETEK Inc.	2,400	125,568
Eaton Corporation PLC	4,845	248,549
Emerson Electric Co.	6,926	305,921
Rockwell Automation Inc.	1,319	133,839
		813,877
Electronic Components—0.2%
Amphenol Corp., Class A	3,200	163,072
Corning Inc.	12,934	221,430
		384,502
Electronic Equipment & Instruments—0.0% *
FLIR Systems Inc.	1,700	47,583
Electronic Manufacturing Services—0.1%
TE Connectivity Ltd.	4,189	250,879

Environmental & Facilities Services—0.2%
Republic Services Inc.	2,515	103,618
Stericycle Inc.	800	111,448	(a)
Waste Management Inc.	4,303	214,332
		429,398
Fertilizers & Agricultural Chemicals—0.4%
CF Industries Holdings Inc.	2,385	107,087
FMC Corp.	1,400	47,474
Monsanto Co.	4,877	416,203
The Mosaic Co.	3,300	102,663
		673,427
Food Distributors—0.1%
Sysco Corp.	5,949	231,833
Food Retail—0.3%
The Kroger Co.	10,090	363,947
Whole Foods Market Inc.	3,588	113,560
		477,507
Footwear—0.5%
NIKE Inc., Class B	6,855	842,959
Gas Utilities—0.0% *
AGL Resources Inc.	1,155	70,501
General Merchandise Stores—0.5%
Dollar General Corp.	3,100	224,564
Dollar Tree Inc.	2,348	156,518	(a)
Target Corp.	6,549	515,144
		896,226
Gold—0.0% *
Newmont Mining Corp.	4,919	79,048
Health Care REITs—0.3%
HCP Inc.	4,600	171,350
Ventas Inc.	3,029	169,806
Welltower Inc.	3,500	237,020
		578,176
Healthcare Distributors—0.6%
AmerisourceBergen Corp.	2,161	205,273
Cardinal Health Inc.	3,368	258,730
Henry Schein Inc.	900	119,448	(a)
McKesson Corp.	2,302	425,939
Patterson Companies Inc.	700	30,275
		1,039,665
Healthcare Equipment—2.0%
Abbott Laboratories	15,091	606,960
Baxter International Inc.	5,735	188,395
Becton Dickinson and Co.	2,112	280,178
Boston Scientific Corp.	13,499	221,518	(a)
CR Bard Inc.	735	136,938
Edwards Lifesciences Corp.	1,100	156,387	(a)
Intuitive Surgical Inc.	370	170,045	(a)
Medtronic PLC	14,488	969,827
St Jude Medical Inc.	2,847	179,617
Stryker Corp.	3,037	285,782
Varian Medical Systems Inc.	1,100	81,158	(a)
Zimmer Biomet Holdings Inc.	1,640	154,045
		3,430,850
Healthcare Facilities—0.2%
HCA Holdings Inc.	3,007	232,622	(a)
Tenet Healthcare Corp.	973	35,923	(a)
Universal Health Services Inc., Class B	898	112,079
		380,624

Healthcare Services—0.5%
DaVita Healthcare Partners Inc.	1,758	127,156	(a)
Express Scripts Holding Co.	6,925	560,648	(a)
Laboratory Corporation of America Holdings	900	97,623	(a)
Quest Diagnostics Inc.	1,500	92,205
		877,632
Healthcare Supplies—0.0% *
DENTSPLY International Inc.	1,500	75,855
Healthcare Technology—0.1%
Cerner Corp.	3,100	185,876	(a)
Home Building—0.1%
DR Horton Inc.	3,500	102,760
Lennar Corp., Class A	1,800	86,634
PulteGroup Inc.	3,135	59,157
		248,551
Home Entertainment Software—0.2%
Activision Blizzard Inc.	5,100	157,539
Electronic Arts Inc.	3,138	212,600	(a)
		370,139
Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	1,613	91,973	(a)
Home Furnishings—0.1%
Leggett & Platt Inc.	1,400	57,750
Mohawk Industries Inc.	600	109,074	(a)
		166,824
Home Improvement Retail—1.2%
Lowe’s Companies Inc.	9,431	649,985
The Home Depot Inc.	13,001	1,501,485
		2,151,470
Hotel & Resort REITs—0.1%
Host Hotels & Resorts Inc.	7,617	120,425
Hotels, Resorts & Cruise Lines—0.4%
Carnival Corp.	4,700	233,590
Marriott International Inc., Class A	2,014	137,355
Royal Caribbean Cruises Ltd.	1,634	145,573
Starwood Hotels & Resorts Worldwide Inc.	1,710	113,681
Wyndham Worldwide Corp.	1,175	84,482
		714,681
Household Appliances—0.1%
Whirlpool Corp.	843	124,140
Household Products—1.8%
Colgate-Palmolive Co.	8,745	554,958
Kimberly-Clark Corp.	3,675	400,722
The Clorox Co.	1,389	160,471
The Procter & Gamble Co.	27,632	1,987,846
		3,103,997
Housewares & Specialties—0.1%
Newell Rubbermaid Inc.	2,635	104,636
Human Resource & Employment Services—0.0% *
Robert Half International Inc.	1,275	65,229
Hypermarkets & Super Centers—1.0%
Costco Wholesale Corp.	4,508	651,721
Wal-Mart Stores Inc.	16,051	1,040,747
		1,692,468
Independent Power Producers & Energy Traders—0.1%
AES Corp.	7,200	70,488
NRG Energy Inc.	3,615	53,683
		124,171

Industrial Conglomerates—2.4%
3M Co.	6,300	893,151
Danaher Corp.	6,000	511,260
General Electric Co.	102,686	2,589,741	(c)
Roper Technologies Inc.	988	154,820
		4,148,972
Industrial Gases—0.4%
Air Products & Chemicals Inc.	1,941	247,633
Airgas Inc.	600	53,598
Praxair Inc.	2,965	302,015
		603,246
Industrial Machinery—0.6%
Dover Corp.	1,658	94,805
Flowserve Corp.	1,300	53,482
Illinois Tool Works Inc.	3,517	289,484
Ingersoll-Rand PLC	2,700	137,079
Parker-Hannifin Corp.	1,434	139,528
Pentair PLC	1,707	87,125
Snap-on Inc.	609	91,923
Stanley Black & Decker Inc.	1,599	155,071
Xylem Inc.	1,926	63,269
		1,111,766
Industrial REITs—0.1%
Prologis Inc.	5,229	203,408
Insurance Brokers—0.3%
Aon PLC	2,834	251,121
Marsh & McLennan Companies Inc.	5,453	284,755
		535,876
Integrated Oil & Gas—3.0%
Chevron Corp.	19,132	1,509,132
Exxon Mobil Corp.	42,259	3,141,957
Occidental Petroleum Corp.	7,926	524,305
		5,175,394
Integrated Telecommunication Services—2.3%
AT&T Inc.	62,644	2,040,942
CenturyLink Inc.	5,562	139,717
Frontier Communications Corp.	11,474	54,501
Verizon Communications Inc.	41,521	1,806,579
		4,041,739
Internet Retail—1.9%
Amazon.com Inc.	3,897	1,994,835	(a)
Expedia Inc.	1,050	123,564
Netflix Inc.	4,305	444,534	(a)
The Priceline Group Inc.	525	649,352	(a)
TripAdvisor Inc.	1,150	72,473	(a)
		3,284,758
Internet Software & Services—3.8%
Akamai Technologies Inc.	1,912	132,043	(a)
eBay Inc.	11,060	270,307	(a)
Facebook Inc., Class A	22,867	2,055,743	(a)
Google Inc., Class A	2,914	1,860,210	(a)
Google Inc., Class C	3,022	1,838,645	(a)
VeriSign Inc.	1,062	74,935	(a)
Yahoo! Inc.	8,889	256,981	(a)
		6,488,864
Investment Banking & Brokerage—0.9%
E*TRADE Financial Corp.	2,840	74,777	(a)
Morgan Stanley	15,496	488,124
The Charles Schwab Corp.	11,811	337,322
The Goldman Sachs Group Inc.	4,053	704,250
		1,604,473

IT Consulting & Other Services—1.4%
Accenture PLC, Class A	6,345	623,460
Cognizant Technology Solutions Corp., Class A	6,214	389,058	(a)
International Business Machines Corp.	9,130	1,323,576
Teradata Corp.	1,400	40,544	(a)
		2,376,638
Leisure Products—0.1%
Hasbro Inc.	1,096	79,065
Mattel Inc.	3,296	69,414
		148,479
Life & Health Insurance—0.9%
Aflac Inc.	4,502	261,701
Lincoln National Corp.	2,559	121,450
MetLife Inc.	11,508	542,602
Principal Financial Group Inc.	2,711	128,339
Prudential Financial Inc.	4,600	350,566
Torchmark Corp.	1,212	68,357
Unum Group	2,489	79,847
		1,552,862
Life Sciences Tools & Services—0.4%
Agilent Technologies Inc.	3,585	123,073
PerkinElmer Inc.	1,011	46,465
Thermo Fisher Scientific Inc.	4,028	492,544
Waters Corp.	800	94,568	(a)
		756,650
Managed Healthcare—1.5%
Aetna Inc.	3,568	390,375
Anthem Inc.	2,678	374,920
Cigna Corp.	2,675	361,179
Humana Inc.	1,527	273,333
UnitedHealth Group Inc.	9,711	1,126,573
		2,526,380
Metal & Glass Containers—0.1%
Ball Corp.	1,341	83,410
Owens-Illinois Inc.	1,800	37,296	(a)
		120,706
Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	2,200	120,780
Movies & Entertainment—1.7%
The Walt Disney Co.	15,948	1,629,886
Time Warner Inc.	8,307	571,106
Twenty-First Century Fox Inc., Class A	17,190	463,786
Twenty-First Century Fox Inc., Class B	900	24,363
Viacom Inc., Class B	3,746	161,640
		2,850,781
Multi-Line Insurance—0.7%
American International Group Inc.	13,125	745,763
Assurant Inc.	700	55,307
Genworth Financial Inc., Class A	6,100	28,182	(a)
Loews Corp.	2,966	107,191
The Hartford Financial Services Group Inc.	4,204	192,459
		1,128,902
Multi-Sector Holdings—1.4%
Berkshire Hathaway Inc., Class B	18,618	2,427,787	(a)
Leucadia National Corp.	3,000	60,780
		2,488,567

Multi-Utilities—1.2%
Ameren Corp.	2,642	111,677
CenterPoint Energy Inc.	4,618	83,309
CMS Energy Corp.	2,700	95,364
Consolidated Edison Inc.	2,981	199,280
Dominion Resources Inc.	5,982	421,013
DTE Energy Co.	1,766	141,934
NiSource Inc.	3,315	61,493
PG&E Corp.	4,854	256,291
Public Service Enterprise Group Inc.	5,092	214,679
SCANA Corp.	1,400	78,764
Sempra Energy	2,332	225,551
TECO Energy Inc.	2,700	70,902
WEC Energy Group Inc.	3,237	169,036
		2,129,293
Office REITs—0.3%
Boston Properties Inc.	1,498	177,363
SL Green Realty Corp.	1,000	108,160
Vornado Realty Trust	1,869	168,995
		454,518
Office Services & Supplies—0.0% *
Pitney Bowes Inc.	2,032	40,335
Oil & Gas Drilling—0.1%
Diamond Offshore Drilling Inc.	900	15,570
Ensco PLC, Class A	2,700	38,016
Helmerich & Payne Inc.	1,200	56,712
Transocean Ltd.	3,804	49,148
		159,446
Oil & Gas Equipment & Services—1.0%
Baker Hughes Inc.	4,298	223,668
Cameron International Corp.	1,880	115,282	(a)
FMC Technologies Inc.	2,586	80,166	(a)
Halliburton Co.	8,567	302,843
National Oilwell Varco Inc.	3,846	144,802
Schlumberger Ltd.	12,874	887,920
		1,754,681
Oil & Gas Exploration & Production—1.5%
Anadarko Petroleum Corp.	5,157	311,431
Apache Corp.	3,848	150,688
Cabot Oil & Gas Corp.	4,500	98,370
Chesapeake Energy Corp.	5,615	41,158
Cimarex Energy Co.	900	92,232
ConocoPhillips	12,414	595,375
Devon Energy Corp.	3,892	144,354
EOG Resources Inc.	5,600	407,680
EQT Corp.	1,514	98,062
Hess Corp.	2,449	122,597
Marathon Oil Corp.	7,042	108,447
Murphy Oil Corp.	1,700	41,140
Newfield Exploration Co.	1,300	42,770	(a)
Noble Energy Inc.	3,700	111,666
Pioneer Natural Resources Co.	1,500	182,460
Range Resources Corp.	1,800	57,816
Southwestern Energy Co.	4,100	52,029	(a)
		2,658,275
Oil & Gas Refining & Marketing—0.6%
Marathon Petroleum Corp.	5,590	258,985
Phillips 66	4,861	373,519
Tesoro Corp.	1,200	116,688
Valero Energy Corp.	5,200	312,520
		1,061,712

Oil & Gas Storage & Transportation—0.6%
Columbia Pipeline Group Inc.	3,315	60,631
Kinder Morgan Inc.	17,584	486,725
ONEOK Inc.	2,000	64,400
Spectra Energy Corp.	6,977	183,286
The Williams Companies Inc.	6,971	256,882
		1,051,924
Packaged Foods & Meats—1.6%
Campbell Soup Co.	1,915	97,052
ConAgra Foods Inc.	4,254	172,330
General Mills Inc.	6,136	344,414
Hormel Foods Corp.	1,400	88,634
Kellogg Co.	2,590	172,365
Keurig Green Mountain Inc.	1,300	67,782
McCormick & Company Inc.	1,400	115,052
Mead Johnson Nutrition Co.	2,150	151,360
Mondelez International Inc., Class A	16,498	690,771
The Hershey Co.	1,581	145,262
The JM Smucker Co.	947	108,043
The Kraft Heinz Co.	6,030	425,597
Tyson Foods Inc., Class A	2,871	123,740
		2,702,402
Paper Packaging—0.1%
Avery Dennison Corp.	854	48,311
Sealed Air Corp.	2,061	96,619
WestRock Co.	2,175	111,882
		256,812
Paper Products—0.1%
International Paper Co.	4,475	169,110
Personal Products—0.1%
The Estee Lauder Companies Inc., Class A	2,279	183,870
Pharmaceuticals—5.6%
Allergan PLC	3,951	1,073,921	(a)
Bristol-Myers Squibb Co.	16,926	1,002,019
Eli Lilly & Co.	9,846	824,012
Endo International PLC	1,700	117,776	(a)
Johnson & Johnson	28,216	2,633,964
Mallinckrodt PLC	1,200	76,728	(a)
Merck & Company Inc.	28,750	1,419,963
Mylan N.V.	3,904	157,175	(a)
Perrigo Company PLC	1,475	231,973
Pfizer Inc.	62,743	1,970,758
Zoetis Inc.	5,046	207,794
		9,716,083
Property & Casualty Insurance—0.9%
ACE Ltd.	3,300	341,220
Cincinnati Financial Corp.	1,392	74,889
The Allstate Corp.	4,286	249,617
The Chubb Corp.	2,362	289,699
The Progressive Corp.	5,373	164,629
The Travelers Companies Inc.	3,232	321,681
XL Group PLC	2,456	89,202
		1,530,937
Publishing—0.0% *
News Corp., Class A	5,300	66,886
Railroads—0.8%
CSX Corp.	10,109	271,932
Kansas City Southern	1,200	109,056
Norfolk Southern Corp.	3,045	232,638
Union Pacific Corp.	8,822	779,953
		1,393,579

Real Estate Services—0.1%
CBRE Group Inc., Class A	3,044	97,408	(a)
Regional Banks—1.0%
BB&T Corp.	7,500	267,000
Fifth Third Bancorp	8,216	155,364
Huntington Bancshares Inc.	8,934	94,700
KeyCorp	8,528	110,949
M&T Bank Corp.	1,406	171,462
People’s United Financial Inc.	3,200	50,336
Regions Financial Corp.	13,368	120,446
SunTrust Banks Inc.	5,329	203,781
The PNC Financial Services Group Inc.	5,339	476,239
Zions Bancorporation	1,900	52,326
		1,702,603
Research & Consulting Services—0.2%
Equifax Inc.	1,169	113,603
Nielsen Holdings PLC	3,300	146,751
The Dun & Bradstreet Corp.	400	42,000
		302,354
Residential REITs—0.4%
Apartment Investment & Management Co., Class A	1,477	54,679
AvalonBay Communities Inc.	1,372	239,853
Equity Residential	3,808	286,057
Essex Property Trust Inc.	700	156,394
		736,983
Restaurants—1.4%
Chipotle Mexican Grill Inc.	300	216,075	(a)
Darden Restaurants Inc.	1,229	84,236
McDonald’s Corp.	9,737	959,387
Starbucks Corp.	15,231	865,730
Yum! Brands Inc.	4,474	357,696
		2,483,124
Retail REITs—0.6%
General Growth Properties Inc.	6,000	155,820
Kimco Realty Corp.	4,531	110,692
Realty Income Corp.	2,400	113,736
Simon Property Group Inc.	3,179	584,046
The Macerich Co.	1,344	103,246
		1,067,540
Security & Alarm Services—0.1%
The ADT Corp.	1,650	49,335
Tyco International PLC	4,200	140,532
		189,867
Semiconductor Equipment—0.2%
Applied Materials Inc.	12,794	187,944
KLA-Tencor Corp.	1,600	80,000
Lam Research Corp.	1,625	106,161
		374,105
Semiconductors—2.2%
Altera Corp.	2,925	146,484
Analog Devices Inc.	3,100	174,871
Avago Technologies Ltd.	2,600	325,026
Broadcom Corp., Class A	5,634	289,757
First Solar Inc.	910	38,902	(a)
Intel Corp.	48,230	1,453,652
Linear Technology Corp.	2,600	104,910
Microchip Technology Inc.	2,200	94,798
Micron Technology Inc.	11,026	165,169	(a)
NVIDIA Corp.	5,038	124,187

Qorvo Inc.	1,500	67,575	(a)
Skyworks Solutions Inc.	2,000	168,420
Texas Instruments Inc.	10,482	519,069
Xilinx Inc.	2,587	109,689
		3,782,509
Soft Drinks—2.0%
Coca-Cola Enterprises Inc.	2,118	102,405
Dr Pepper Snapple Group Inc.	1,900	150,195
Monster Beverage Corp.	1,500	202,710	(a)
PepsiCo Inc.	14,981	1,412,708
The Coca-Cola Co.	39,903	1,600,909
		3,468,927
Specialized Consumer Services—0.1%
H&R Block Inc.	2,679	96,980
Specialized Finance—0.6%
CME Group Inc.	3,274	303,631
Intercontinental Exchange Inc.	1,151	270,473
McGraw Hill Financial Inc.	2,794	241,681
Moody’s Corp.	1,884	185,009
Nasdaq Inc.	1,200	63,996
		1,064,790
Specialized REITs—0.8%
American Tower Corp.	4,300	378,314
Crown Castle International Corp.	3,500	276,045
Equinix Inc.	600	164,040
Iron Mountain Inc.	1,886	58,504
Plum Creek Timber Company Inc.	1,800	71,118
Public Storage	1,506	318,715
Weyerhaeuser Co.	5,505	150,506
		1,417,242
Specialty Chemicals—0.6%
Ecolab Inc.	2,702	296,463
International Flavors & Fragrances Inc.	847	87,461
PPG Industries Inc.	2,810	246,409
Sigma-Aldrich Corp.	1,228	170,594
The Sherwin-Williams Co.	763	169,981
		970,908
Specialty Stores—0.2%
Signet Jewelers Ltd.	800	108,904
Staples Inc.	7,050	82,697
Tiffany & Co.	1,229	94,903
Tractor Supply Co.	1,342	113,157
		399,661
Steel—0.1%
Nucor Corp.	3,183	119,522
Systems Software—3.0%
CA Inc.	3,403	92,902
Microsoft Corp.	81,036	3,586,653
Oracle Corp.	32,416	1,170,866
Red Hat Inc.	1,800	129,384	(a)
Symantec Corp.	6,851	133,389
		5,113,194
Technology Hardware, Storage & Peripherals—4.6%
Apple Inc.	57,755	6,370,376	(d)
EMC Corp.	19,956	482,137
Hewlett-Packard Co.	18,555	475,194
NetApp Inc.	3,096	91,642
SanDisk Corp.	2,000	108,660
Seagate Technology PLC	3,294	147,571
Western Digital Corp.	2,200	174,768
		7,850,348

Thrifts & Mortgage Finance—0.0% *
Hudson City Bancorp Inc.	5,300	53,901
Tires & Rubber—0.0% *
The Goodyear Tire & Rubber Co.	2,619	76,815
Tobacco—1.6%
Altria Group Inc.	20,024	1,089,306
Philip Morris International Inc.	15,719	1,246,988
Reynolds American Inc.	8,342	369,300
		2,705,594
Trading Companies & Distributors—0.2%
Fastenal Co.	2,700	98,847
United Rentals Inc.	1,000	60,050	(a)
WW Grainger Inc.	582	125,136
		284,033
Trucking—0.1%
JB Hunt Transport Services Inc.	900	64,260
Ryder System Inc.	631	46,719
		110,979

Total Common Stock (Cost $103,307,534)		171,877,392

Short-Term Investments—0.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $455,179)		455,179	(e,f)

Total Investments (Cost $103,762,713)		172,332,571

Other Assets and Liabilities, net—0.1%		135,102

NET ASSETS—100.0%		$172,467,673

Other Information:

The Fund had the following long futures contracts open at September 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2015	14	$1,336,090	$(42,735)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	General Electric Co. is the parent company of GE Asset Management Incorporated (“GEAM”), the Fund’s investment adviser.

(d)	At September 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures.

(e)	Sponsored by SSGA Funds Management, Inc., the Fund’s sub-advisor and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(f)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of September 30, 2015.

*	Less than 0.05%.

GEI Premier Growth Equity Fund

Schedule of Investments—September 30, 2015 (Unaudited)

Common Stock—97.3% †	Number of Shares	Fair Value
Air Freight & Logistics—1.3%
United Parcel Service Inc., Class B	4,499	$444,006
Application Software—2.2%
Intuit Inc.	8,499	754,286
Asset Management & Custody Banks—2.9%
State Street Corp.	14,898	1,001,295	(a)
Biotechnology—8.4%
Alexion Pharmaceuticals Inc.	5,599	875,627	(b)
Amgen Inc.	8,299	1,147,918
Gilead Sciences Inc.	8,799	863,974
		2,887,519
Cable & Satellite—7.9%
Comcast Corp., Special Class A	19,998	1,144,685
Liberty Global PLC, Class C	29,495	1,209,885	(b)
Sirius XM Holdings Inc.	99,900	373,626	(b)
		2,728,196
Casinos & Gaming—0.9%
Las Vegas Sands Corp.	8,299	315,113	(c)
Communications Equipment—2.8%
QUALCOMM Inc.	17,898	961,660
Data Processing & Outsourced Services—6.1%
PayPal Holdings Inc.	17,998	558,658	(b)
Visa Inc., Class A	21,997	1,532,311
		2,090,969
Fertilizers & Agricultural Chemicals—2.6%
Monsanto Co.	10,499	895,985
Healthcare Equipment—5.9%
Abbott Laboratories	22,497	904,830
Medtronic PLC	16,998	1,137,846
		2,042,676
Healthcare Supplies—2.4%
The Cooper Companies Inc.	5,499	818,581
Home Improvement Retail—3.6%
Lowe’s Companies Inc.	17,999	1,240,491
Internet Retail—4.3%
Amazon.com Inc.	2,900	1,484,481	(b)
Internet Software & Services—12.4%
Baidu Inc. ADR	6,899	947,992	(b)
eBay Inc.	25,996	635,342	(b)
Facebook Inc., Class A	7,999	719,110	(b)
Google Inc., Class C	2,500	1,521,050	(b)
LinkedIn Corp., Class A	2,400	456,312	(b)
		4,279,806
Investment Banking & Brokerage—3.0%
The Charles Schwab Corp.	35,994	1,027,989
Movies & Entertainment—2.8%
The Walt Disney Co.	9,599	981,018
Oil & Gas Equipment & Services—2.5%
Schlumberger Ltd.	12,298	848,193
Pharmaceuticals—4.1%
Allergan PLC	5,249	1,426,731	(b)
Soft Drinks—3.3%
PepsiCo Inc.	12,198	1,150,271
Specialized Finance—6.7%
CME Group Inc.	14,498	1,344,545
McGraw Hill Financial Inc.	10,999	951,413
		2,295,958

Specialized REITs—3.1%
American Tower Corp.	11,999	1,055,672
Specialty Stores—1.6%
Dick’s Sporting Goods Inc.	10,999	545,660
Technology Hardware, Storage & Peripherals—4.8%
Apple Inc.	14,998	1,654,279
Trading Companies & Distributors—1.7%
United Rentals Inc.	9,999	600,440	(b)

Total Common Stock (Cost $25,083,873)		33,531,275

Short-Term Investments—3.0%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $1,041,766)		1,041,766	(c,d,e)

Total Investments (Cost $26,125,639)		34,573,041

Liabilities in Excess of Other Assets, net—(0.3)%		(87,310)

NET ASSETS—100.0%		$34,485,731

Other Information:

The Fund had the following long futures contracts open at September 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2015	4	$381,740	$(12,238)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	At September 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures.

(d)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of September 30, 2015.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

GEI Core Value Equity Fund

Schedule of Investments—September 30, 2015 (Unaudited)

Common Stock — 97.5% †	Number of Shares	Fair Value
Aerospace & Defense—5.5%
General Dynamics Corp.	1,060	$146,227
Hexcel Corp.	2,770	124,262
Honeywell International Inc.	3,127	296,096
The Boeing Co.	1,531	200,484
		767,069
Agricultural Products—1.5%
Archer-Daniels-Midland Co.	4,967	205,882
Airlines—1.2%
Delta Air Lines Inc.	3,909	175,397
Apparel, Accessories & Luxury Goods—0.1%
Coach Inc.	652	18,862
Asset Management & Custody Banks—4.8%
Ameriprise Financial Inc.	2,199	239,977
Invesco Ltd.	6,841	213,644
State Street Corp.	3,257	218,903	(a)
		672,524
Auto Parts & Equipment—2.0%
BorgWarner Inc.	1,214	50,490	(b)
Delphi Automotive PLC	3,013	229,109
		279,599
Automobile Manufacturers—1.6%
Ford Motor Co.	16,286	221,001
Automotive Retail—1.8%
Advance Auto Parts Inc.	1,303	246,958
Biotechnology—3.6%
Amgen Inc.	1,954	270,277
Gilead Sciences Inc.	2,443	239,878
		510,155
Broadcasting—0.6%
CBS Corp., Class B	2,117	84,468
Cable & Satellite—2.3%
Comcast Corp., Class A	5,619	319,609
Communications Equipment—3.6%
Cisco Systems Inc.	13,518	354,848
QUALCOMM Inc.	2,769	148,778
		503,626
Diversified Banks—6.8%
Bank of America Corp.	12,216	190,325
Citigroup Inc.	2,280	113,111
JPMorgan Chase & Co.	7,003	426,973
Wells Fargo & Co.	4,316	221,627
		952,036
Drug Retail—2.1%
CVS Health Corp.	3,094	298,509
Electric Utilities—1.6%
NextEra Energy Inc.	2,280	222,414
Electrical Components & Equipment—1.2%
Rockwell Automation Inc.	1,629	165,295
General Merchandise Stores—2.7%
Dollar General Corp.	3,094	224,130
Target Corp.	1,955	153,780
		377,910

Healthcare Distributors—1.6%
Cardinal Health Inc.	2,850	218,937
Healthcare Equipment—2.9%
Boston Scientific Corp.	16,775	275,278	(c)
Stryker Corp.	1,401	131,834
		407,112
Home Improvement Retail—1.8%
Lowe’s Companies Inc.	3,583	246,940
Independent Power Producers & Energy Traders—1.1%
Calpine Corp.	5,700	83,220	(b,c)
NRG Energy Inc.	4,560	67,716
		150,936
Industrial Machinery—1.4%
Ingersoll-Rand PLC	3,989	202,522
Integrated Oil & Gas—2.9%
Cenovus Energy Inc.	4,886	74,072
Exxon Mobil Corp.	976	72,566
Occidental Petroleum Corp.	3,909	258,580
		405,218
Integrated Telecommunication Services—1.4%
Verizon Communications Inc.	4,560	198,406
Internet Software & Services—3.7%
Google Inc., Class A	814	519,633	(c)
Life & Health Insurance—1.2%
Lincoln National Corp.	3,583	170,049
Life Sciences Tools & Services—0.5%
PerkinElmer Inc.	1,386	63,701
Movies & Entertainment—1.7%
Time Warner Inc.	3,420	235,125
Multi-Line Insurance—3.7%
American International Group Inc.	5,293	300,748
The Hartford Financial Services Group Inc.	4,886	223,681
		524,429
Oil & Gas Equipment & Services—1.8%
Schlumberger Ltd.	3,583	247,119
Oil & Gas Exploration & Production—2.2%
Hess Corp.	4,153	207,899
Marathon Oil Corp.	6,678	102,841
		310,740
Packaged Foods & Meats—1.4%
Mondelez International Inc., Class A	4,722	197,710
Paper Packaging—0.5%
Packaging Corporation of America	1,140	68,582
Pharmaceuticals—8.9%
Allergan PLC	1,058	287,575	(c)
Johnson & Johnson	3,583	334,473
Merck & Company Inc.	5,944	293,574
Pfizer Inc.	10,260	322,267
		1,237,889
Railroads—0.8%
CSX Corp.	4,072	109,537
Research & Consulting Services—1.6%
Nielsen Holdings PLC	5,131	228,176
Semiconductor Equipment—1.3%
Applied Materials Inc.	12,215	179,438
Soft Drinks—2.5%
PepsiCo Inc.	3,664	345,515	(b)

Specialized REITs—2.4%
American Tower Corp.	2,769	243,617
Extra Space Storage Inc.	1,264	97,530
		341,147
Systems Software—1.5%
Oracle Corp.	5,863	211,772
Technology Hardware, Storage & Peripherals—5.7%
Apple Inc.	3,876	427,523
EMC Corp.	6,189	149,526
Hewlett-Packard Co.	3,909	100,109
Western Digital Corp.	1,465	116,380
		793,538

Total Common Stock (Cost $12,703,302)		13,635,485

Exchange Traded Funds—1.4%
Financial Select Sector SPDR Fund	1,720	38,975	(d)
Industrial Select Sector SPDR Fund	3,111	155,208	(d)

Total Exchange Traded Funds (Cost $122,553)		194,183

Total Investments in Securities (Cost $12,825,855)		13,829,668
Short-Term Investments—1.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $175,307)		175,307	(b,d,e)

Total Investments (Cost $13,001,162)		14,004,975

Liabilities in Excess of Other Assets, net—(0.2)%		(26,590)

NET ASSETS—100.0%		$13,978,385

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	At September 30, 2015, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures.

(c)	Non-income producing security.

(d)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of September 30, 2015.

Abbreviations:

REIT	Real Estate Investment Trust

SPDR	Standard and Poor’s Depositary Receipt

GEI Small-Cap Equity Fund

Schedule of Investments—September 30, 2015 (Unaudited)

Common Stock—94.5% †	Number of Shares	Fair Value
Advertising—0.1%
MDC Partners Inc., Class A	1,100	$20,273
National CineMedia Inc.	1,300	17,446
		37,719
Aerospace & Defense—0.8%
Esterline Technologies Corp.	2,491	179,078	(a)
Teledyne Technologies Inc.	1,417	127,955	(a)
		307,033
Agricultural & Farm Machinery—0.7%
AGCO Corp.	5,575	259,962
Agricultural Products—0.8%
Darling Ingredients Inc.	24,670	277,291	(a)
Fresh Del Monte Produce Inc.	514	20,308
		297,599
Alternative Carriers—0.1%
Inteliquent Inc.	1,200	26,796
Aluminum—0.0% *
Century Aluminum Co.	1,660	7,636	(a)
Apparel Retail—1.1%
Abercrombie & Fitch Co., Class A	1,597	33,840
Citi Trends Inc.	800	18,704
Genesco Inc.	2,662	151,920	(a)
The Buckle Inc.	5,061	187,105
The Children’s Place Inc.	400	23,068
Tilly’s Inc., Class A	829	6,102	(a)
		420,739
Apparel, Accessories & Luxury Goods—0.9%
Columbia Sportswear Co.	2,210	129,926
G-III Apparel Group Ltd.	800	49,328	(a)
Iconix Brand Group Inc.	11,095	150,004	(a)
Oxford Industries Inc.	226	16,697
		345,955
Application Software—5.5%
ACI Worldwide Inc.	8,106	171,199	(a)
Blackbaud Inc.	9,253	519,278
Fair Isaac Corp.	297	25,097
Guidewire Software Inc.	4,500	236,610	(a)
Jive Software Inc.	15,998	74,711	(a)
Mentor Graphics Corp.	5,200	128,076
MicroStrategy Inc., Class A	130	25,541	(a)
PROS Holdings Inc.	7,900	174,906	(a)
PTC Inc.	3,749	118,993	(a)
Qlik Technologies Inc.	2,500	91,125	(a)
RealPage Inc.	10,340	171,851	(a)
Solera Holdings Inc.	3,022	163,188
SS&C Technologies Holdings Inc.	2,931	205,287
Zix Corp.	4,500	18,945	(a)
		2,124,807
Asset Management & Custody Banks—0.6%
Financial Engines Inc.	6,500	191,555
Westwood Holdings Group Inc.	372	20,218
		211,773

Auto Parts & Equipment—0.8%
American Axle & Manufacturing Holdings Inc.	1,012	20,179	(a)
Cooper-Standard Holding Inc.	361	20,938	(a)
Stoneridge Inc.	1,664	20,534	(a)
Tenneco Inc.	5,029	225,148	(a)
		286,799
Automobile Manufacturers—0.6%
Thor Industries Inc.	3,555	184,149
Winnebago Industries Inc.	2,023	38,740
		222,889
Automotive Retail—1.3%
CST Brands Inc.	8,200	276,012
Group 1 Automotive Inc.	1,477	125,766
Monro Muffler Brake Inc.	1,352	91,328
		493,106
Biotechnology—1.5%
Aduro Biotech Inc.	400	7,748	(a)
Agios Pharmaceuticals Inc.	200	14,118	(a)
Anacor Pharmaceuticals Inc.	200	23,542	(a)
Cepheid	3,700	167,240	(a)
Concert Pharmaceuticals Inc.	500	9,385	(a)
Eagle Pharmaceuticals Inc.	100	7,403	(a)
FibroGen Inc.	600	13,152	(a)
Five Prime Therapeutics Inc.	800	12,312	(a)
Halozyme Therapeutics Inc.	1,300	17,459	(a)
Infinity Pharmaceuticals Inc.	1,600	13,520	(a)
Ligand Pharmaceuticals Inc., Class B	100	8,565	(a)
MacroGenics Inc.	900	19,278	(a)
Merrimack Pharmaceuticals Inc.	1,000	8,510	(a)
MiMedx Group Inc.	1,200	11,580	(a)
Neurocrine Biosciences Inc.	600	23,874	(a)
NewLink Genetics Corp.	300	10,752	(a)
Ophthotech Corp.	250	10,130	(a)
Raptor Pharmaceutical Corp.	1,900	11,495	(a)
Repligen Corp.	5,808	161,753	(a)
Retrophin Inc.	600	12,156	(a)
Sangamo Biosciences Inc.	2,100	11,844	(a)
		575,816
Brewers—0.1%
The Boston Beer Company Inc., Class A	220	46,334	(a)
Broadcasting—0.0% *
Gray Television Inc.	1,272	16,231	(a)
Building Products—0.3%
Apogee Enterprises Inc.	294	13,127
Builders FirstSource Inc.	2,827	35,847	(a)
Universal Forest Products Inc.	971	56,007
		104,981
Cable & Satellite—0.1%
Starz, Class A	700	26,138	(a)
Casinos & Gaming—0.3%
Churchill Downs Inc.	200	26,762
Eldorado Resorts Inc.	2,100	18,942	(a)
Isle of Capri Casinos Inc.	1,400	24,416	(a)
Pinnacle Entertainment Inc.	911	30,828	(a)
		100,948
Commercial Printing—0.3%
Brady Corp., Class A	6,500	127,790

Commodity Chemicals—0.2%
Core Molding Technologies Inc.	1,000	18,450	(a)
Koppers Holdings Inc.	2,060	41,550
Trinseo S.A.	707	17,852	(a)
		77,852
Communications Equipment—0.4%
ADTRAN Inc.	2,000	29,200
CalAmp Corp.	2,000	32,180	(a)
Ciena Corp.	1,340	27,765	(a)
Finisar Corp.	1,594	17,741	(a)
Polycom Inc.	1,400	14,672	(a)
Ruckus Wireless Inc.	2,827	33,585	(a)
		155,143
Construction & Engineering—0.8%
Chicago Bridge & Iron Company N.V.	6,185	245,297
Comfort Systems USA Inc.	1,204	32,821
Dycom Industries Inc.	332	24,024	(a)
Granite Construction Inc.	660	19,582
		321,724
Construction Machinery & Heavy Trucks—0.9%
Alamo Group Inc.	1,100	51,425
Astec Industries Inc.	1,354	45,373
FreightCar America Inc.	622	10,674
The Greenbrier Companies Inc.	541	17,371
Trinity Industries Inc.	8,360	189,521
Wabash National Corp.	4,142	43,864	(a)
		358,228
Consumer Electronics—0.1%
Skullcandy Inc.	2,115	11,696	(a)
ZAGG Inc.	2,000	13,580	(a)
		25,276
Data Processing & Outsourced Services—2.4%
Broadridge Financial Solutions Inc.	4,510	249,629
CoreLogic Inc.	5,215	194,154	(a)
CSG Systems International Inc.	3,260	100,408
Everi Holdings Inc.	13,839	70,994	(a)
Higher One Holdings Inc.	9,328	18,376	(a)
WEX Inc.	3,400	295,256	(a)
		928,817
Distributors—0.8%
LKQ Corp.	10,141	287,599	(a)
Diversified Metals & Mining—0.0% *
Materion Corp.	504	15,130
Diversified REITs—0.3%
Cousins Properties Inc.	13,094	120,727
Diversified Support Services—1.5%
Healthcare Services Group Inc.	7,484	252,211
Ritchie Bros Auctioneers Inc.	11,190	289,597
UniFirst Corp.	358	38,238
		580,046
Education Services—0.6%
Bright Horizons Family Solutions Inc.	800	51,392	(a)
Capella Education Co.	250	12,380
Grand Canyon Education Inc.	500	18,995	(a)
ITT Educational Services Inc.	6,708	23,008	(a)
K12 Inc.	10,070	125,271	(a)
Strayer Education Inc.	300	16,491	(a)
		247,537

Electric Utilities—1.0%
ALLETE Inc.	714	36,050
IDACORP Inc.	4,867	314,943
PNM Resources Inc.	1,294	36,297
		387,290
Electrical Components & Equipment—0.3%
Encore Wire Corp.	2,042	66,712
EnerSys	627	33,595
Regal Beloit Corp.	319	18,007
		118,314
Electronic Components—0.6%
Belden Inc.	360	16,808
DTS Inc.	600	16,020	(a)
Littelfuse Inc.	1,692	154,226
Rogers Corp.	789	41,959	(a)
		229,013
Electronic Equipment & Instruments—0.4%
Coherent Inc.	454	24,834	(a)
Control4 Corp.	4,809	39,241	(a)
FARO Technologies Inc.	549	19,215	(a)
Rofin-Sinar Technologies Inc.	1,095	28,393	(a)
Zebra Technologies Corp., Class A	759	58,102	(a)
		169,785
Electronic Manufacturing Services—0.3%
Methode Electronics Inc.	1,292	41,215
Plexus Corp.	1,424	54,938	(a)
		96,153
Environmental & Facilities Services—0.7%
Clean Harbors Inc.	5,870	258,104	(a)
SP Plus Corp.	1,000	23,150	(a)
		281,254
Fertilizers & Agricultural Chemicals—0.2%
American Vanguard Corp.	2,500	28,900
Intrepid Potash Inc.	11,866	65,738	(a)
		94,638
Food Distributors—0.5%
SpartanNash Co.	7,669	198,244
Food Retail—1.2%
Casey’s General Stores Inc.	2,012	207,075
The Fresh Market Inc.	10,485	236,856	(a)
		443,931
Footwear—1.1%
Crocs Inc.	1,592	20,577	(a)
Deckers Outdoor Corp.	2,288	132,841	(a)
Wolverine World Wide Inc.	11,500	248,860
		402,278
Gas Utilities—0.1%
South Jersey Industries Inc.	1,713	43,253
Health Care REITs—0.4%
National Health Investors Inc.	325	18,684
Omega Healthcare Investors Inc.	3,750	131,813
		150,497
Healthcare Distributors—0.5%
Aceto Corp.	3,200	87,840
Owens & Minor Inc.	2,824	90,199
		178,039

Healthcare Equipment—5.0%
ABIOMED Inc.	100	9,276	(a)
Analogic Corp.	300	24,612
Cantel Medical Corp.	3,000	170,100
Cardiovascular Systems Inc.	2,400	38,016	(a)
Exactech Inc.	660	11,504	(a)
Globus Medical Inc., Class A	7,710	159,288	(a)
Greatbatch Inc.	340	19,183	(a)
Hill-Rom Holdings Inc.	5,089	264,577
Inogen Inc.	700	33,985	(a)
Insulet Corp.	5,100	132,141	(a)
Integra LifeSciences Holdings Corp.	5,500	327,525	(a)
iRadimed Corp.	900	21,924	(a)
K2M Group Holdings Inc.	1,000	18,600	(a)
LeMaitre Vascular Inc.	1,900	23,161
Masimo Corp.	5,400	208,224	(a)
Natus Medical Inc.	1,568	61,858	(a)
NuVasive Inc.	4,400	212,168	(a)
Orthofix International N.V.	293	9,889	(a)
STERIS Corp.	2,400	155,928
Zeltiq Aesthetics Inc.	700	22,421	(a)
		1,924,380
Healthcare Facilities—0.8%
Amsurg Corp.	3,610	280,533	(a)
Genesis Healthcare Inc.	3,109	19,058	(a)
Kindred Healthcare Inc.	1,137	17,908
		317,499
Healthcare Services—1.9%
Addus HomeCare Corp.	500	15,575	(a)
Air Methods Corp.	2,605	88,805	(a)
Amedisys Inc.	400	15,188	(a)
AMN Healthcare Services Inc.	528	15,845	(a)
BioTelemetry Inc.	2,400	29,376	(a)
Cross Country Healthcare Inc.	1,700	23,137	(a)
LHC Group Inc.	600	26,862	(a)
MEDNAX Inc.	5,401	414,743	(a)
RadNet Inc.	3,000	16,650	(a)
Team Health Holdings Inc.	1,372	74,129	(a)
		720,310
Healthcare Supplies—1.4%
Endologix Inc.	12,732	156,094	(a)
Halyard Health Inc.	3,200	91,008	(a)
ICU Medical Inc.	1,900	208,050	(a)
Merit Medical Systems Inc.	317	7,580	(a)
OraSure Technologies Inc.	4,500	19,980	(a)
Vascular Solutions Inc.	700	22,687	(a)
West Pharmaceutical Services Inc.	800	43,296
		548,695
Healthcare Technology—1.4%
HMS Holdings Corp.	13,491	118,316	(a)
MedAssets Inc.	1,663	33,360	(a)
Medidata Solutions Inc.	4,100	172,651	(a)
Omnicell Inc.	5,200	161,720	(a)
Quality Systems Inc.	1,435	17,909
Veeva Systems Inc., Class A	589	13,788	(a)
Vocera Communications Inc.	2,222	25,353	(a)
		543,097

Home Building—0.2%
Meritage Homes Corp.	1,034	37,762	(a)
TopBuild Corp.	747	23,134	(a)
		60,896
Home Furnishings—0.1%
Ethan Allen Interiors Inc.	1,661	43,867
Hotel & Resort REITs—0.4%
Ashford Hospitality Trust Inc.	2,956	18,032
Hersha Hospitality Trust	1,702	38,567
RLJ Lodging Trust	3,383	85,488
Summit Hotel Properties Inc.	882	10,293
		152,380
Hotels, Resorts & Cruise Lines—0.3%
Interval Leisure Group Inc.	5,964	109,499
Household Appliances—0.1%
Helen of Troy Ltd.	435	38,846	(a)
Housewares & Specialties—0.7%
Jarden Corp.	5,835	285,215	(a)
Human Resource & Employment Services—0.1%
Insperity Inc.	464	20,383
TrueBlue Inc.	1,272	28,582	(a)
		48,965
Industrial Conglomerates—0.3%
Raven Industries Inc.	6,300	106,785
Industrial Machinery—6.6%
Actuant Corp., Class A	8,800	161,832
Altra Industrial Motion Corp.	1,175	27,166
Barnes Group Inc.	2,250	81,112
CLARCOR Inc.	6,882	328,134
IDEX Corp.	3,055	217,821
John Bean Technologies Corp.	1,577	60,320
LB Foster Co., Class A	864	10,610
Luxfer Holdings PLC ADR	6,996	75,487
Lydall Inc.	4,000	113,960	(a)
Mueller Industries Inc.	6,259	185,141
NN Inc.	419	7,752
Nordson Corp.	1,975	124,306
RBC Bearings Inc.	3,300	197,109	(a)
Standex International Corp.	2,300	173,305
The Gorman-Rupp Co.	2,000	47,940
The Timken Co.	6,795	186,795
TriMas Corp.	12,100	197,835	(a)
Woodward Inc.	8,468	344,648
		2,541,273
Industrial REITs—0.2%
Rexford Industrial Realty Inc.	1,952	26,918
STAG Industrial Inc.	1,954	35,582
		62,500
Internet Retail—0.1%
1-800-Flowers.com Inc., Class A	2,200	20,020	(a)
Liberty TripAdvisor Holdings Inc., Class A	700	15,519	(a)
Overstock.com Inc.	1,100	18,876	(a)
		54,415
Internet Software & Services—2.2%
Angie’s List Inc.	1,800	9,072	(a)
Brightcove Inc.	1,800	8,856	(a)
Constant Contact Inc.	900	21,816	(a)

Cornerstone OnDemand Inc.	4,309	142,197	(a)
Endurance International Group Holdings Inc.	1,300	17,368	(a)
GrubHub Inc.	613	14,920	(a)
LogMeIn Inc.	4,500	306,720	(a)
NIC Inc.	13,110	232,178
SPS Commerce Inc.	1,100	74,679	(a)
XO Group Inc.	1,584	22,382	(a)
		850,188
Investment Banking & Brokerage—1.1%
Greenhill & Company Inc.	1,505	42,847
Piper Jaffray Cos.	1,123	40,619	(a)
Raymond James Financial Inc.	6,066	301,055
Stifel Financial Corp.	596	25,092	(a)
		409,613
IT Consulting & Other Services—0.1%
Lionbridge Technologies Inc.	4,200	20,748	(a)
Perficient Inc.	1,601	24,703	(a)
		45,451
Leisure Facilities—0.1%
Vail Resorts Inc.	193	20,203
Life & Health Insurance—0.2%
American Equity Investment Life Holding Co.	2,020	47,086
StanCorp Financial Group Inc.	380	43,396
		90,482
Life Sciences Tools & Services—2.0%
Albany Molecular Research Inc.	8,200	142,844	(a)
Bruker Corp.	6,631	108,947	(a)
Cambrex Corp.	976	38,728	(a)
Charles River Laboratories International Inc.	388	24,646	(a)
ICON PLC	4,960	352,011	(a)
INC Research Holdings Inc., Class A	500	20,000	(a)
NeoGenomics Inc.	4,100	23,493	(a)
PAREXEL International Corp.	487	30,155	(a)
PRA Health Sciences Inc.	400	15,532	(a)
		756,356
Managed Healthcare—1.0%
Centene Corp.	4,540	246,204	(a)
Molina Healthcare Inc.	2,190	150,782	(a)
		396,986
Marine—0.1%
Matson Inc.	655	25,211
Multi-Line Insurance—0.4%
HCC Insurance Holdings Inc.	1,911	148,045
Horace Mann Educators Corp.	582	19,334
		167,379
Multi-Utilities—0.1%
Avista Corp.	1,045	34,746
Office REITs—0.9%
BioMed Realty Trust Inc.	12,799	255,724
Corporate Office Properties Trust	1,185	24,921
Franklin Street Properties Corp.	1,980	21,285
Gramercy Property Trust Inc.	1,422	29,535
		331,465
Office Services & Supplies—1.2%
ARC Document Solutions Inc.	2,232	13,280	(a)
Herman Miller Inc.	5,697	164,302
Steelcase Inc., Class A	1,958	36,047
West Corp.	10,550	236,320
		449,949

Oil & Gas Drilling—0.0% *
Nabors Industries Ltd.	1,377	13,013
Oil & Gas Equipment & Services—1.1%
CARBO Ceramics Inc.	4,540	86,215
Dril-Quip Inc.	1,047	60,956	(a)
Forum Energy Technologies Inc.	11,350	138,584	(a)
Geospace Technologies Corp.	542	7,485	(a)
Hornbeck Offshore Services Inc.	1,687	22,825	(a)
Natural Gas Services Group Inc.	1,043	20,130	(a)
Oil States International Inc.	3,576	93,441	(a)
Seventy Seven Energy Inc.	5,122	7,068	(a)
		436,704
Oil & Gas Exploration & Production—1.5%
Bonanza Creek Energy Inc.	1,728	7,033	(a)
Carrizo Oil & Gas Inc.	590	18,019	(a)
Denbury Resources Inc.	34,217	83,489
Newfield Exploration Co.	7,310	240,499	(a)
Parsley Energy Inc., Class A	1,490	22,454	(a)
Sanchez Energy Corp.	5,390	33,148	(a)
SM Energy Co.	4,190	134,248
Synergy Resources Corp.	3,057	29,959	(a)
TransAtlantic Petroleum Ltd.	2,600	6,604	(a)
		575,453
Oil & Gas Refining & Marketing—0.2%
Alon USA Energy Inc.	1,368	24,720
Pacific Ethanol Inc.	2,400	15,576	(a)
Western Refining Inc.	859	37,899
		78,195
Packaged Foods & Meats—3.1%
B&G Foods Inc.	5,300	193,185
Cal-Maine Foods Inc.	694	37,899
J&J Snack Foods Corp.	108	12,275
Lancaster Colony Corp.	2,200	214,456
Sanderson Farms Inc.	3,245	222,510
Snyder’s-Lance Inc.	6,300	212,499
TreeHouse Foods Inc.	3,700	287,823	(a)
		1,180,647
Paper Packaging—0.3%
Packaging Corporation of America	2,103	126,516
Paper Products—0.1%
Neenah Paper Inc.	895	52,161
Personal Products—0.2%
Elizabeth Arden Inc.	3,700	43,253	(a)
USANA Health Sciences Inc.	164	21,981	(a)
		65,234
Pharmaceuticals—0.4%
Corcept Therapeutics Inc.	2,700	10,152	(a)
Intersect ENT Inc.	900	21,060	(a)
Lannett Company Inc.	265	11,003	(a)
Pernix Therapeutics Holdings Inc.	4,800	15,168	(a)
Phibro Animal Health Corp., Class A	2,300	72,749
Prestige Brands Holdings Inc.	496	22,399	(a)
Sucampo Pharmaceuticals Inc., Class A	700	13,909	(a)
		166,440

Property & Casualty Insurance—2.2%
Allied World Assurance Company Holdings AG	6,500	248,105
Argo Group International Holdings Ltd.	4,566	258,390
Federated National Holding Co.	500	12,010
HCI Group Inc.	602	23,339
James River Group Holdings Ltd.	1,800	48,402
RLI Corp.	2,275	121,781
The Navigators Group Inc.	1,600	124,768	(a)
		836,795
Publishing—1.2%
John Wiley & Sons Inc., Class A	9,491	474,835
Railroads—0.5%
Genesee & Wyoming Inc., Class A	3,216	190,001	(a)
Real Estate Services—0.1%
Altisource Portfolio Solutions S.A.	800	19,072	(a)
Marcus & Millichap Inc.	521	23,961	(a)
		43,033
Regional Banks—9.3%
Bank of the Ozarks Inc.	1,085	47,480
BankUnited Inc.	1,101	39,361
Banner Corp.	742	35,445
Bryn Mawr Bank Corp.	4,100	127,387
Camden National Corp.	531	21,452
Cascade Bancorp	2,346	12,692	(a)
CoBiz Financial Inc.	868	11,293
Columbia Banking System Inc.	815	25,436
Community Bank System Inc.	4,500	167,265
Cullen/Frost Bankers Inc.	1,525	96,960
CVB Financial Corp.	11,800	197,060
Enterprise Financial Services Corp.	705	17,745
FCB Financial Holdings Inc., Class A	1,365	44,526	(a)
Fidelity Southern Corp.	967	20,442
First Financial Bankshares Inc.	5,300	168,434
First Foundation Inc.	518	11,795	(a)
Fulton Financial Corp.	14,087	170,453
German American Bancorp Inc.	100	2,927
Great Southern Bancorp Inc.	385	16,671
Home BancShares Inc.	1,005	40,703
Iberiabank Corp.	2,695	156,876
Independent Bank Corp.	2,600	119,860
Lakeland Financial Corp.	317	14,313
LegacyTexas Financial Group Inc.	1,409	42,946
NBT Bancorp Inc.	2,500	67,350
Old National Bancorp	1,508	21,006
PacWest Bancorp	1,720	73,633
PrivateBancorp Inc.	6,143	235,461
Prosperity Bancshares Inc.	5,694	279,632
Renasant Corp.	8,478	278,502
South State Corp.	283	21,754
Southwest Bancorp Inc.	1,245	20,430
Stock Yards Bancorp Inc.	1,600	58,160
SVB Financial Group	1,575	181,976	(a)
UMB Financial Corp.	6,700	340,427
Umpqua Holdings Corp.	3,091	50,383
Union Bankshares Corp.	1,222	29,328
United Community Banks Inc.	830	16,965
Washington Trust Bancorp Inc.	3,400	130,730
Westamerica Bancorporation	2,692	119,633
Wintrust Financial Corp.	901	48,140
		3,583,032

Reinsurance—1.0%
Endurance Specialty Holdings Ltd.	5,600	341,768
Maiden Holdings Ltd.	2,859	39,683
		381,451
Research & Consulting Services—0.3%
Resources Connection Inc.	7,545	113,703
Residential REITs—0.5%
Education Realty Trust Inc.	5,364	176,744
Restaurants—0.9%
BJ’s Restaurants Inc.	488	20,999	(a)
Cracker Barrel Old Country Store Inc.	968	142,567
Texas Roadhouse Inc.	4,928	183,321
		346,887
Retail REITs—0.2%
Inland Real Estate Corp.	4,082	33,064
Retail Opportunity Investments Corp.	1,868	30,897
Tanger Factory Outlet Centers Inc.	777	25,618
		89,579
Security & Alarm Services—0.6%
The Brink’s Co.	8,480	229,045
Semiconductor Equipment—0.6%
Advanced Energy Industries Inc.	700	18,410	(a)
Brooks Automation Inc.	1,180	13,818
Cabot Microelectronics Corp.	500	19,370	(a)
Cascade Microtech Inc.	1,800	25,452	(a)
Rudolph Technologies Inc.	13,543	168,610	(a)
		245,660
Semiconductors—1.5%
Ambarella Inc.	300	17,337	(a)
Cirrus Logic Inc.	600	18,906	(a)
Diodes Inc.	1,195	25,537	(a)
Exar Corp.	3,327	19,796	(a)
Integrated Device Technology Inc.	1,100	22,330	(a)
Lattice Semiconductor Corp.	2,553	9,829	(a)
Microsemi Corp.	9,699	318,321	(a)
PMC-Sierra Inc.	2,300	15,571	(a)
Semtech Corp.	7,760	117,176	(a)
		564,803
Soft Drinks—0.0% *
National Beverage Corp.	200	6,146	(a)
Specialized Finance—0.1%
MarketAxess Holdings Inc.	260	24,149
NewStar Financial Inc.	1,285	10,537	(a)
		34,686
Specialized REITs—0.5%
CoreSite Realty Corp.	3,029	155,812
Potlatch Corp.	730	21,016
		176,828
Specialty Chemicals—2.6%
Balchem Corp.	1,728	105,011
HB Fuller Co.	3,944	133,859
Innospec Inc.	3,200	148,832
OM Group Inc.	315	10,360
PolyOne Corp.	5,867	172,138
Quaker Chemical Corp.	1,902	146,606
Sensient Technologies Corp.	4,492	275,360
		992,166

Specialty Stores—0.4%
Build-A-Bear Workshop Inc.	512	9,672	(a)
Cabela’s Inc.	421	19,197	(a)
Hibbett Sports Inc.	3,200	112,032	(a)
		140,901
Steel—0.5%
Commercial Metals Co.	6,694	90,704
Ryerson Holding Corp.	3,224	16,926	(a)
Schnitzer Steel Industries Inc., Class A	855	11,577
TimkenSteel Corp.	7,645	77,367
		196,574
Systems Software—1.4%
Barracuda Networks Inc.	609	9,488	(a)
FleetMatics Group PLC	4,600	225,814	(a)
Gigamon Inc.	779	15,588	(a)
Qualys Inc.	8,800	250,448	(a)
The Rubicon Project Inc.	1,534	22,289	(a)
		523,627
Technology Distributors—0.1%
Insight Enterprises Inc.	761	19,672	(a)
ScanSource Inc.	928	32,907	(a)
		52,579
Technology Hardware, Storage & Peripherals—0.7%
Diebold Inc.	8,055	239,797
QLogic Corp.	829	8,497	(a)
Super Micro Computer Inc.	480	13,085	(a)
		261,379
Thrifts & Mortgage Finance—0.4%
Essent Group Ltd.	948	23,558	(a)
HomeStreet Inc.	1,270	29,337	(a)
LendingTree Inc.	200	18,606	(a)
Walker & Dunlop Inc.	923	24,072	(a)
Washington Federal Inc.	1,696	38,584
		134,157
Trading Companies & Distributors—0.8%
Applied Industrial Technologies Inc.	7,597	289,826
Trucking—0.9%
ArcBest Corp.	400	10,308
Heartland Express Inc.	1,607	32,043
Old Dominion Freight Line Inc.	3,816	232,776	(a)
Saia Inc.	1,407	43,547	(a)
USA Truck Inc.	800	13,784	(a)
YRC Worldwide Inc.	1,000	13,260	(a)
		345,718
Wireless Telecommunication Services—0.1%
Shenandoah Telecommunications Co.	700	29,967

Total Common Stock (Cost $33,637,838)		36,242,955

Short-Term Investments—5.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $2,261,167)		2,261,167	(b,c,d)

Total Investments (Cost $35,899,005)		38,504,122

Liabilities in Excess of Other Assets, net—(0.4)%		(137,821)

NET ASSETS—100.0%		$38,366,301

Other Information:

The Fund had the following long futures contracts open at September 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
Russell 2000 Mini Index Futures	December 2015	6	$657,540	$(29,393)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At September 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures.

(c)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of September 30, 2015.

*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt

GEI Income Fund

Schedule of Investments—September 30, 2015 (Unaudited)

Bonds and Notes—95.5% †		Principal Amount	Fair Value
U.S. Treasuries—11.8%
U.S. Treasury Bonds
2.50%	02/15/45	$500	$460	(a)
3.13%	11/15/41	634,000	668,540
U.S. Treasury Notes
1.38%	07/31/18 - 05/31/20	779,900	787,043
1.88%	08/31/22	1,142,900	1,152,573
2.13%	05/15/25	858,800	863,967
			3,472,583
Agency Mortgage Backed—28.2%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	7,503	8,152
5.00%	07/01/35 - 06/01/41	230,105	256,711
5.50%	05/01/20 - 01/01/38	89,339	100,582
6.00%	04/01/17 - 11/01/37	209,410	237,599
6.50%	02/01/29	114	133
7.00%	10/01/16 - 08/01/36	37,035	42,029
7.50%	01/01/30 - 09/01/33	4,888	5,501
8.00%	11/01/30	8,290	9,085
8.25%	06/01/26	60,000	82,995	(b)
8.50%	04/01/30	6,963	8,649
Federal National Mortgage Assoc.
2.22%	04/01/37	1,050	1,070	(c)
3.00%	02/01/43 - 06/01/43	1,102,199	1,120,769
3.50%	11/01/42 - 08/01/45	813,070	849,067
4.00%	05/01/19 - 03/01/44	600,519	643,508
4.50%	05/01/18 - 01/01/41	639,091	692,320
5.00%	03/01/34 - 08/01/35	94,144	104,902
5.50%	06/01/20 - 01/01/39	350,154	389,738
6.00%	10/01/19 - 07/01/35	347,010	394,881
6.50%	07/01/17 - 08/01/34	53,573	60,259
7.00%	10/01/16 - 02/01/34	15,659	16,923
7.50%	11/01/22 - 12/01/33	30,262	33,343
8.00%	08/01/25 - 01/01/33	15,271	17,319
9.00%	12/01/17 - 12/01/22	1,882	2,046
2.50%	TBA	830,190	846,353	(d)
4.00%	TBA	454,750	484,185	(d)
Government National Mortgage Assoc.
1.63%	12/20/24	1,485	1,541	(c)
1.75%	02/20/23 - 02/20/26	5,116	5,253	(c)
3.00%	04/20/43 - 06/20/43	287,646	295,133
3.50%	05/20/43	77,293	81,215
4.00%	01/20/41 - 04/20/43	278,369	299,099
4.50%	08/15/33 - 09/15/34	56,705	61,912	(a)
4.50%	09/15/34 - 03/20/41	160,925	175,058
6.00%	04/15/27 - 09/15/36	137,540	158,388	(a)
6.50%	04/15/19	1,787	1,877
6.50%	03/15/24 - 08/15/36	62,246	71,637	(a)
7.00%	01/15/28 - 10/15/36	41,712	46,042	(a)
7.50%	11/15/31	397	398	(a)
8.00%	12/15/29	784	794	(a)
8.50%	10/15/17	1,336	1,387	(a)

9.00%	11/15/16 - 12/15/21	3,385	3,541
9.00%	01/15/17 - 11/15/17	716	727	(a)
3.00%	TBA	210,648	214,956	(d)
3.50%	TBA	305,926	320,541	(d)
5.00%	TBA	100,000	109,891	(d)
			8,257,509
Agency Collateralized Mortgage Obligations—0.5%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	692,209	2,030	(c,e)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	135,958	10,606	(e)
4.50%	03/15/18	2,385	4	(e)
5.00%	10/15/18	1,796	4	(e)
5.50%	06/15/33	39,904	7,817	(e)
6.39%	08/15/25	64,866	7,166	(c,e)
7.50%	07/15/27	3,259	446	(e)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	427	410	(f,g)
5.74%	08/15/43	84,186	19,143	(c,e)
8.00%	02/01/23 - 07/01/24	1,500	317	(e)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	84	82	(f,g)
1.22%	12/25/42	38,815	1,357	(c,e)
5.00%	09/25/40	79,713	8,511	(e)
5.81%	07/25/38	18,214	2,662	(c,e)
7.00%	09/25/20	207	221
7.31%	05/25/18	45,623	3,008	(c,e)
8.00%	05/25/22	2	31	(e)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	35,308	33,091	(f,g)
4.50%	08/25/35 - 01/25/36	47,172	7,738	(e)
5.00%	03/25/38 - 05/25/38	27,023	4,724	(e)
5.50%	12/25/33	10,011	1,976	(e)
6.00%	01/25/35	16,797	3,248	(e)
7.50%	11/25/23	8,642	1,792	(e)
8.00%	08/25/23 - 07/25/24	3,073	653	(e)
8.50%	07/25/22	87	13	(e)
9.00%	05/25/22	71	13	(e)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	128,799	8,200	(e)
5.00%	12/20/35	922	—	(**,e)
5.00%	10/20/37 - 09/20/38	84,992	4,857	(e)
6.03%	02/20/40	36,501	6,200	(c,e)
6.59%	01/16/40	61,845	11,523	(c,e)
			147,843
Asset Backed—0.1%
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	20,000	20,008
Corporate Notes—43.9%
21st Century Fox America Inc.
6.65%	11/15/37	30,000	35,800	(a)
3M Co.
2.00%	08/07/20	45,000	45,604
ABB Finance USA Inc.
1.63%	05/08/17	41,000	41,235	(a)
AbbVie Inc.
1.75%	11/06/17	45,000	45,134	(a)

2.00%	11/06/18	31,000	31,118	(a)
2.50%	05/14/20	45,000	44,751
3.60%	05/14/25	21,000	20,712
4.70%	05/14/45	10,000	9,702
ACCO Brands Corp.
6.75%	04/30/20	44,000	45,760	(a)
ACE INA Holdings Inc.
3.15%	03/15/25	31,000	30,233	(a)
Actavis Funding SCS
1.30%	06/15/17	27,000	26,756	(a)
3.00%	03/12/20	23,000	23,020	(a)
3.45%	03/15/22	32,000	31,633	(a)
3.80%	03/15/25	45,000	43,472
Activision Blizzard Inc.
5.63%	09/15/21	43,000	45,257	(a,h)
Aetna Inc.
3.50%	11/15/24	52,000	51,728	(a)
Agrium Inc.
3.38%	03/15/25	11,000	10,414	(a)
4.90%	06/01/43	17,000	16,589	(a)
Altria Group Inc.
2.95%	05/02/23	23,000	22,328	(a)
4.50%	05/02/43	23,000	21,970	(a)
American Axle & Manufacturing Inc.
6.25%	03/15/21	33,000	32,917	(a)
6.63%	10/15/22	9,000	9,045	(a)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	12,000	12,064	(a)
American Electric Power Company Inc.
2.95%	12/15/22	36,000	34,957	(a)
American Express Co.
3.63%	12/05/24	45,000	44,523	(a)
American Express Credit Corp.
2.60%	09/14/20	45,000	45,205
American International Group Inc.
3.75%	07/10/25	25,000	25,388
4.13%	02/15/24	14,000	14,708	(a)
4.50%	07/16/44	9,000	8,837	(a)
4.80%	07/10/45	23,000	23,480
American Tower Corp. (REIT)
3.40%	02/15/19	44,000	45,292	(a)
Amgen Inc.
2.20%	05/22/19	65,000	65,269	(a)
3.13%	05/01/25	30,000	28,725
Amkor Technology Inc.
6.63%	06/01/21	43,000	40,850	(a)
Anadarko Petroleum Corp.
6.20%	03/15/40	26,000	27,507	(a)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	77,000	73,680	(a)
Anthem Inc.
3.30%	01/15/23	22,000	21,771	(a)
Apache Corp.
5.10%	09/01/40	23,000	21,963	(a)
Apple Inc.
2.50%	02/09/25	70,000	66,491	(a)
2.85%	05/06/21	43,000	44,100	(a)
3.45%	02/09/45	25,000	21,164	(a)

Aramark Services Inc.
5.75%	03/15/20	47,000	48,851	(a)
Ascension Health
4.85%	11/15/53	36,000	39,072	(a)
AT&T Inc.
2.38%	11/27/18	22,000	22,234	(a)
2.45%	06/30/20	70,000	68,921	(a)
3.40%	05/15/25	69,000	65,860	(a)
4.50%	05/15/35	23,000	21,041	(a)
4.75%	05/15/46	14,000	12,828	(a)
4.80%	06/15/44	17,000	15,716	(a)
AutoNation Inc.
4.50%	10/01/25	32,000	32,615
AutoZone Inc.
3.25%	04/15/25	45,000	44,142	(a)
Bank of America Corp.
1.70%	08/25/17	111,000	111,292
2.60%	01/15/19	38,000	38,386	(a)
3.88%	08/01/25	10,000	10,139
3.95%	04/21/25	51,000	49,615	(a)
4.00%	01/22/25	22,000	21,561	(a)
4.10%	07/24/23	40,000	41,560	(a)
4.25%	10/22/26	40,000	39,545	(a)
Barrick Gold Corp.
4.10%	05/01/23	25,000	22,123	(a)
Baxalta Inc.
2.88%	06/23/20	45,000	44,983	(h)
4.00%	06/23/25	45,000	45,070	(h)
Bed Bath & Beyond Inc.
4.92%	08/01/34	6,000	5,704	(a)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	115,000	138,476	(a)
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	27,000	27,361	(a)
Berry Plastics Corp.
5.13%	07/15/23	25,000	23,563
Biogen Inc.
2.90%	09/15/20	68,000	68,688
4.05%	09/15/25	45,000	45,458
5.20%	09/15/45	30,000	30,271
Bombardier Inc.
4.75%	04/15/19	27,000	21,735	(a,h)
5.50%	09/15/18	9,000	7,785	(h)
6.00%	10/15/22	26,000	19,305	(a,h)
7.75%	03/15/20	52,000	44,460	(a,h)
Boston Scientific Corp.
3.85%	05/15/25	25,000	24,590
BP Capital Markets PLC
1.38%	05/10/18	23,000	22,837	(a)
3.81%	02/10/24	55,000	56,166	(a)
Building Materials Corporation of America
5.38%	11/15/24	52,000	51,350	(a,h)
Calpine Corp.
5.75%	01/15/25	27,000	25,245	(a)
5.88%	01/15/24	58,000	59,740	(a,h)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	43,000	38,700

Canadian Pacific Railway Co.
2.90%	02/01/25	40,000	37,770	(a)
Caterpillar Inc.
4.30%	05/15/44	22,000	21,349	(a)
Catholic Health Initiatives
2.60%	08/01/18	15,000	15,315
4.35%	11/01/42	16,000	14,873
CBS Corp.
3.70%	08/15/24	34,000	33,372	(a)
CCO Safari II LLC
3.58%	07/23/20	34,000	33,750	(h)
4.91%	07/23/25	34,000	33,837	(h)
6.38%	10/23/35	5,000	5,059	(h)
6.48%	10/23/45	9,000	9,080	(h)
Celgene Corp.
2.88%	08/15/20	31,000	31,281
3.88%	08/15/25	45,000	45,008
5.00%	08/15/45	23,000	22,814
CenturyLink Inc.
5.80%	03/15/22	87,000	74,385
Cequel Capital Corp.
5.13%	12/15/21	53,000	46,673	(a,h)
Chesapeake Energy Corp.
3.25%	03/15/16	27,000	26,465	(a)
Cigna Corp.
3.25%	04/15/25	45,000	43,570	(a)
Cinemark USA Inc.
4.88%	06/01/23	43,000	41,065
Citigroup Inc.
1.55%	08/14/17	99,000	99,110
1.75%	05/01/18	47,000	46,705	(a)
1.85%	11/24/17	20,000	20,047
3.30%	04/27/25	23,000	22,403	(a)
4.40%	06/10/25	45,000	45,258
4.65%	07/30/45	37,000	36,905
CMS Energy Corp.
4.88%	03/01/44	23,000	23,884	(a)
CNA Financial Corp.
5.88%	08/15/20	38,000	43,223	(a)
Cogeco Cable Inc.
4.88%	05/01/20	45,000	44,550	(a,h)
Colgate-Palmolive Co.
4.00%	08/15/45	23,000	22,991
Columbia Pipeline Group Inc.
3.30%	06/01/20	32,000	32,095	(h)
4.50%	06/01/25	23,000	22,326	(h)
Comcast Corp.
3.38%	08/15/25	102,000	102,784
4.20%	08/15/34	22,000	21,700	(a)
4.60%	08/15/45	25,000	25,555
ConocoPhillips Co.
3.35%	11/15/24	45,000	43,961	(a)
Continental Resources Inc.
3.80%	06/01/24	10,000	8,111
4.50%	04/15/23	8,000	6,947
4.90%	06/01/44	4,000	2,860	(a)
Corp Andina de Fomento
4.38%	06/15/22	71,000	77,062	(a)

COX Communications Inc.
4.70%	12/15/42	11,000	9,349	(a,h)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	53,000	51,940	(a)
CSX Corp.
4.50%	08/01/54	13,000	12,054	(a)
CVS Health Corp.
2.25%	08/12/19	65,000	65,701	(a)
3.88%	07/20/25	45,000	46,386
5.13%	07/20/45	35,000	37,623
Daimler Finance North America LLC
2.38%	08/01/18	150,000	150,217	(a,h)
Danaher Corp.
2.40%	09/15/20	30,000	30,279
3.35%	09/15/25	45,000	45,903
4.38%	09/15/45	20,000	20,686
Dean Foods Co.
6.50%	03/15/23	20,000	20,300	(a,h)
Denbury Resources Inc.
5.50%	05/01/22	43,000	25,585
6.38%	08/15/21	42,000	26,460	(a)
Diageo Investment Corp.
2.88%	05/11/22	51,000	50,450	(a)
DigitalGlobe Inc.
5.25%	02/01/21	51,000	48,322	(a,h)
DIRECTV Holdings LLC
4.45%	04/01/24	35,000	35,904	(a)
Dollar General Corp.
1.88%	04/15/18	45,000	44,959	(a)
4.13%	07/15/17	46,000	47,431	(a)
Dollar Tree Inc.
5.75%	03/01/23	52,000	53,950	(a,h)
Dominion Resources Inc.
1.95%	08/15/16	40,000	40,271	(a)
Duke Energy Corp.
3.75%	04/15/24	20,000	20,591	(a)
Duke Energy Progress LLC
4.15%	12/01/44	15,000	15,092	(a)
Eastman Chemical Co.
3.60%	08/15/22	45,000	45,272	(a)
Ecopetrol S.A.
5.88%	05/28/45	11,000	8,388	(a)
Electricite de France S.A.
2.15%	01/22/19	91,000	91,941	(a,h)
Eli Lilly & Co.
2.75%	06/01/25	23,000	22,646	(a)
3.70%	03/01/45	4,000	3,766	(a)
EMD Finance LLC
3.25%	03/19/25	23,000	22,295	(a,h)
Energizer Holdings Inc.
5.50%	06/15/25	43,000	41,871	(a,h)
Energy Transfer Equity LP
5.88%	01/15/24	87,000	78,343	(a)
Energy Transfer Partners LP
4.05%	03/15/25	9,000	7,954	(a)
5.15%	03/15/45	16,000	12,481	(a)
6.50%	02/01/42	42,000	38,541	(a)

Ensco PLC
4.50%	10/01/24	24,000	17,730	(a)
5.20%	03/15/25	37,000	28,160	(a)
5.75%	10/01/44	12,000	8,301	(a)
Enterprise Products Operating LLC
3.70%	02/15/26	45,000	42,523	(a)
ERP Operating LP
4.50%	07/01/44	9,000	9,066	(a)
European Investment Bank
4.88%	01/17/17	75,000	79,073	(a)
FedEx Corp.
3.20%	02/01/25	14,000	13,581	(a)
4.10%	02/01/45	2,000	1,812	(a)
Florida Power & Light Co.
4.13%	02/01/42	31,000	31,314	(a)
Freeport-McMoRan Inc.
4.55%	11/14/24	20,000	14,900	(a)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	47,000	50,642	(a,h)
Frontier Communications Corp.
7.13%	03/15/19	69,000	67,747	(a)
General Motors Co.
5.20%	04/01/45	5,000	4,692	(a)
General Motors Financial Company Inc.
3.15%	01/15/20	32,000	31,727	(a)
3.20%	07/13/20	90,000	88,788	(a)
4.30%	07/13/25	45,000	43,534	(a)
Georgia-Pacific LLC
3.60%	03/01/25	70,000	69,939	(a,h)
Gilead Sciences Inc.
2.55%	09/01/20	25,000	25,156
3.65%	03/01/26	25,000	25,116
4.75%	03/01/46	20,000	20,092
4.80%	04/01/44	10,000	10,058	(a)
HCA Inc.
4.75%	05/01/23	72,000	72,252	(a)
6.50%	02/15/20	45,000	49,050	(a)
HSBC USA Inc.
2.75%	08/07/20	100,000	100,362	(a)
Humana Inc.
3.85%	10/01/24	23,000	23,139	(a)
Hyundai Capital America
2.13%	10/02/17	23,000	23,080	(a,h)
Illinois Tool Works Inc.
3.50%	03/01/24	45,000	46,030	(a)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	32,000	31,421	(a)
Ingles Markets Inc.
5.75%	06/15/23	69,000	70,897	(a)
Intelsat Jackson Holdings S.A.
5.50%	08/01/23	43,000	35,475	(a)
Interstate Power & Light Co.
3.40%	08/15/25	10,000	10,173	(a)
Invesco Finance PLC
3.13%	11/30/22	67,000	67,916	(a)
JB Poindexter & Company Inc.
9.00%	04/01/22	13,000	13,683	(a,h)

JBS USA LLC/JBS USA Finance Inc.
5.75%	06/15/25	35,000	32,200	(a,h)
5.88%	07/15/24	25,000	23,438	(a,h)
Jefferies Group LLC
5.13%	01/20/23	15,000	15,030	(a)
6.50%	01/20/43	16,000	15,190	(a)
Johnson Controls Inc.
4.63%	07/02/44	22,000	20,189	(a)
JPMorgan Chase & Co.
1.70%	03/01/18	45,000	44,898	(a)
3.88%	09/10/24	68,000	67,350	(a)
3.90%	07/15/25	22,000	22,407	(a)
5.00%	12/29/49	32,000	31,120	(a,c)
6.10%	10/29/49	55,000	54,642	(a,c)
KB Home
7.00%	12/15/21	53,000	53,132	(a)
Keysight Technologies Inc.
4.55%	10/30/24	45,000	43,830	(a,h)
KFW
2.00%	10/04/22	90,000	90,377	(a)
4.50%	07/16/18	85,000	92,985	(a)
Kilroy Realty LP
4.38%	10/01/25	10,000	10,091
Kinder Morgan Energy Partners LP
3.50%	09/01/23	16,000	14,156	(a)
Kinder Morgan Inc.
5.55%	06/01/45	14,000	11,629	(a)
Kinross Gold Corp.
6.88%	09/01/41	5,000	3,768	(a)
Korea National Oil Corp.
2.88%	11/09/15	100,000	100,207	(a,h)
Kraft Heinz Foods Co.
2.80%	07/02/20	68,000	68,446	(a,h)
3.95%	07/15/25	59,000	60,368	(a,h)
L Brands Inc.
5.63%	02/15/22	47,000	49,702	(a)
L-3 Communications Corp.
1.50%	05/28/17	30,000	29,726	(a)
Lee Enterprises Inc.
9.50%	03/15/22	35,000	31,937	(a,h)
Lennar Corp.
4.50%	11/15/19	52,000	52,442	(a)
4.75%	05/30/25	18,000	17,190	(a)
Levi Strauss & Co.
5.00%	05/01/25	26,000	25,480	(a)
Liberty Mutual Group Inc.
4.25%	06/15/23	29,000	29,993	(a,h)
Lockheed Martin Corp.
3.80%	03/01/45	23,000	20,975	(a)
Lowe’s Companies Inc.
4.38%	09/15/45	20,000	20,231
LyondellBasell Industries N.V.
4.63%	02/26/55	9,000	7,633	(a)
Marathon Petroleum Corp.
3.63%	09/15/24	45,000	43,488	(a)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	32,000	31,973	(a)
3.75%	03/14/26	30,000	30,166

Mattel Inc.
2.35%	05/06/19	67,000	66,957	(a)
Medtronic Inc.
2.50%	03/15/20	14,000	14,189
3.50%	03/15/25	56,000	57,139
4.63%	03/15/45	25,000	25,777
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	20,000	18,501	(a)
Merck & Company Inc.
2.75%	02/10/25	45,000	43,800	(a)
MetLife Inc.
4.05%	03/01/45	12,000	11,217	(a)
4.72%	12/15/44	14,000	14,475	(a)
MGM Resorts International
5.25%	03/31/20	26,000	25,610	(a)
6.63%	12/15/21	43,000	44,075	(a)
Microsoft Corp.
4.00%	02/12/55	25,000	22,648	(a)
Monsanto Co.
3.38%	07/15/24	21,000	20,195	(a)
4.70%	07/15/64	12,000	10,327	(a)
Morgan Stanley
2.65%	01/27/20	25,000	25,118	(a)
3.70%	10/23/24	45,000	45,215	(a)
3.95%	04/23/27	45,000	43,339	(a)
4.00%	07/23/25	2,000	2,044	(a)
4.10%	05/22/23	42,000	42,509	(a)
4.88%	11/01/22	49,000	52,206	(a)
5.00%	11/24/25	18,000	19,138	(a)
Motorola Solutions Inc.
4.00%	09/01/24	14,000	12,633	(a)
National Agricultural Cooperative Federation
4.25%	01/28/16	100,000	100,907	(a,h)
NCL Corporation Ltd.
5.00%	02/15/18	26,000	26,390	(a)
Newfield Exploration Co.
5.63%	07/01/24	22,000	20,790	(a)
5.75%	01/30/22	61,000	59,170	(a)
Newmont Mining Corp.
4.88%	03/15/42	17,000	13,128	(a)
Nexen Energy ULC
6.40%	05/15/37	25,000	29,403	(a)
Noble Energy Inc.
3.90%	11/15/24	27,000	25,110	(a)
Northern States Power Co.
2.20%	08/15/20	45,000	45,284	(a)
Northrop Grumman Corp.
3.85%	04/15/45	6,000	5,400	(a)
NRG Energy Inc.
6.25%	07/15/22	26,000	23,660	(a)
Occidental Petroleum Corp.
3.50%	06/15/25	45,000	44,874	(a)
Omnicom Group Inc.
3.63%	05/01/22	23,000	23,272	(a)
Oracle Corp.
2.25%	10/08/19	87,000	88,003	(a)
2.95%	05/15/25	45,000	43,871	(a)
4.13%	05/15/45	11,000	10,379	(a)

Owens & Minor Inc.
3.88%	09/15/21	45,000	45,400	(a)
Pacific Gas & Electric Co.
3.40%	08/15/24	68,000	68,198	(a)
PacifiCorp
6.25%	10/15/37	12,000	15,286	(a)
Penn National Gaming Inc.
5.88%	11/01/21	26,000	26,227	(a)
PepsiCo Inc.
3.10%	07/17/22	22,000	22,532	(a)
4.25%	10/22/44	13,000	12,855	(a)
4.60%	07/17/45	14,000	14,630	(a)
Petrobras Global Finance BV
3.50%	02/06/17	50,000	44,500	(a)
3.88%	01/27/16	25,000	24,563	(a)
Petroleos Mexicanos
3.50%	01/30/23	21,000	18,900	(a)
Philip Morris International Inc.
4.13%	03/04/43	24,000	22,713	(a)
Phillips 66 Partners LP
2.65%	02/15/20	14,000	13,772	(a)
3.61%	02/15/25	23,000	21,094	(a)
Pitney Bowes Inc.
4.63%	03/15/24	39,000	39,307	(a)
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25	14,000	14,052	(a)
Precision Castparts Corp.
4.38%	06/15/45	14,000	14,015	(a)
Principal Financial Group Inc.
4.70%	05/15/55	32,000	31,760	(a,c)
Prudential Financial Inc.
5.38%	05/15/45	23,000	22,828	(a,c)
5.63%	06/15/43	16,000	16,512	(a,c)
Public Service Electric & Gas Co.
2.38%	05/15/23	69,000	66,636	(a)
QUALCOMM Inc.
2.25%	05/20/20	17,000	16,957	(a)
3.45%	05/20/25	16,000	15,108	(a)
4.80%	05/20/45	18,000	15,741	(a)
Quest Diagnostics Inc.
4.70%	03/30/45	14,000	12,749	(a)
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	32,000	29,583	(a)
Revlon Consumer Products Corp.
5.75%	02/15/21	104,000	100,880	(a)
Reynolds American Inc.
4.45%	06/12/25	23,000	24,066	(a)
Rio Tinto Finance USA Ltd.
3.75%	06/15/25	11,000	10,729	(a)
Rockwood Specialties Group Inc.
4.63%	10/15/20	110,000	113,859	(a)
Rowan Companies Inc.
5.85%	01/15/44	9,000	5,624	(a)
Royal Bank of Canada
1.20%	09/19/17	81,000	81,007	(a)
Ryder System Inc.
2.45%	09/03/19	54,000	54,165	(a)

Sealed Air Corp.
4.88%	12/01/22	26,000	25,707	(a,h)
5.13%	12/01/24	26,000	25,480	(a,h)
Shell International Finance BV
3.40%	08/12/23	69,000	70,504	(a)
Sinclair Television Group Inc.
5.38%	04/01/21	45,000	43,987	(a)
Southern California Edison Co.
2.40%	02/01/22	20,000	19,790	(a)
Spectra Energy Partners LP
4.75%	03/15/24	21,000	21,707	(a)
Sprint Corp.
7.25%	09/15/21	25,000	20,469	(a)
7.63%	02/15/25	42,000	32,524	(a)
State Street Corp.
3.55%	08/18/25	10,000	10,202	(a,i)
Statoil ASA
3.70%	03/01/24	44,000	45,219	(a)
4.80%	11/08/43	10,000	10,644	(a)
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	17,000	16,745	(a,h)
SUPERVALU Inc.
6.75%	06/01/21	43,000	41,710
T-Mobile USA Inc.
6.63%	04/01/23	43,000	42,570	(a)
Talisman Energy Inc.
6.25%	02/01/38	20,000	17,056	(a)
Tampa Electric Co.
4.35%	05/15/44	22,000	22,531	(a)
Tanger Properties LP
3.75%	12/01/24	7,000	6,931	(a)
Target Corp.
3.50%	07/01/24	27,000	28,187	(a)
TD Ameritrade Holding Corp.
2.95%	04/01/22	22,000	22,155	(a)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	25,000	25,717	(a,h)
Teck Resources Ltd.
2.50%	02/01/18	13,000	10,522
3.75%	02/01/23	3,000	1,830	(a)
Tenet Healthcare Corp.
4.75%	06/01/20	17,000	17,170	(a)
6.00%	10/01/20	44,000	46,420	(a)
The Allstate Corp.
5.75%	08/15/53	25,000	25,884	(a,c)
The Boeing Co.
2.85%	10/30/24	32,000	31,770	(a)
The Dow Chemical Co.
3.50%	10/01/24	24,000	22,918	(a)
4.25%	10/01/34	28,000	26,161	(a)
The Goldman Sachs Group Inc.
2.38%	01/22/18	58,000	58,758	(a)
2.60%	04/23/20	45,000	45,122	(a)
2.90%	07/19/18	32,000	32,830	(a)
3.75%	05/22/25	41,000	41,085	(a)
4.00%	03/03/24	5,000	5,146	(a)
4.80%	07/08/44	26,000	26,356	(a)
5.15%	05/22/45	23,000	22,576	(a)

The Home Depot Inc.
3.35%	09/15/25	32,000	32,588
The Korea Development Bank
3.25%	03/09/16	100,000	100,934	(a)
The Kroger Co.
2.95%	11/01/21	32,000	32,069	(a)
The Progressive Corp.
3.70%	01/26/45	20,000	17,887	(a)
The Williams Companies Inc.
8.75%	03/15/32	8,000	7,612	(a)
TIAA Asset Management Finance Company LLC
4.13%	11/01/24	45,000	45,872	(a,h)
Time Inc.
5.75%	04/15/22	44,000	41,140	(a,h)
Time Warner Cable Inc.
4.50%	09/15/42	5,000	3,953	(a)
6.55%	05/01/37	13,000	12,774	(a)
Time Warner Inc.
3.60%	07/15/25	25,000	24,480	(a)
5.35%	12/15/43	33,000	34,719	(a)
Tyco Electronics Group S.A.
2.35%	08/01/19	43,000	43,306	(a)
Tyco International Finance S.A.
5.13%	09/14/45	15,000	15,685
Tyson Foods Inc.
2.65%	08/15/19	22,000	22,166	(a)
3.95%	08/15/24	14,000	14,261	(a)
5.15%	08/15/44	14,000	14,687	(a)
U.S. Bancorp
3.44%	02/01/16	76,000	76,644	(a)
Ultra Petroleum Corp.
6.13%	10/01/24	43,000	24,510	(a,h)
United Rentals North America Inc.
6.13%	06/15/23	34,000	33,894	(a)
UnitedHealth Group Inc.
2.70%	07/15/20	44,000	45,022	(a)
4.75%	07/15/45	29,000	30,613	(a)
Valeant Pharmaceuticals International Inc.
6.13%	04/15/25	35,000	33,337	(a,h)
6.38%	10/15/20	15,000	14,916	(a,h)
Ventas Realty LP
4.13%	01/15/26	18,000	18,144	(a)
Verizon Communications Inc.
1.35%	06/09/17	108,000	107,849	(a)
3.50%	11/01/24	22,000	21,631	(a)
4.15%	03/15/24	45,000	46,547	(a)
4.40%	11/01/34	23,000	21,401	(a)
4.67%	03/15/55	16,000	13,778	(a)
4.86%	08/21/46	23,000	21,567	(a)
5.05%	03/15/34	14,000	13,968	(a)
5.15%	09/15/23	30,000	33,141	(a)
6.55%	09/15/43	16,000	18,903	(a)
Volkswagen Group of America Finance LLC
2.13%	05/23/19	200,000	186,620	(a,h)
W.R. Grace & Co.
5.13%	10/01/21	15,000	14,813	(a,h)
5.63%	10/01/24	43,000	42,140	(a,h)

Wal-Mart Stores Inc.
4.30%	04/22/44	40,000	40,891	(a)
Weatherford International Ltd.
6.75%	09/15/40	12,000	9,159	(a)
Wells Fargo & Co.
3.00%	02/19/25	23,000	22,131	(a)
3.55%	09/29/25	15,000	15,006
3.90%	05/01/45	23,000	21,137	(a)
4.10%	06/03/26	50,000	50,442	(a)
4.30%	07/22/27	17,000	17,325	(a)
5.88%	12/29/49	32,000	32,760	(a,c)
5.90%	12/29/49	29,000	29,000	(a,c)
Williams Partners LP
5.40%	03/04/44	4,000	3,193	(a)
Windstream Services LLC
6.38%	08/01/23	47,000	33,868	(a)
WMG Acquisition Corp.
6.00%	01/15/21	9,000	9,000	(a,h)
WPP Finance 2010
3.75%	09/19/24	45,000	44,843	(a)
WPX Energy Inc.
5.25%	01/15/17	46,000	45,770	(a)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%	03/01/25	45,000	38,587	(a,h)
XLIT Ltd.
5.25%	12/15/43	19,000	20,072	(a)
Yamana Gold Inc.
4.95%	07/15/24	18,000	16,084	(a)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	23,000	22,522	(a)
			12,841,797
Non-Agency Collateralized Mortgage Obligations—9.7%
American Tower Trust I (REIT)
1.55%	03/15/43	72,000	71,441	(h)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	20,000	20,640
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	100,000	103,648	(c)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	20,876	22,230	(c)
Banc of America Commercial Mortgage Trust 2008-1
6.42%	02/10/51	23,815	25,676	(c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.52%	11/10/42	9,954	9,945	(c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.32%	09/10/47	10,702	10,691	(c)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.33%	08/15/46	17,357	18,106	(c,h)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.80%	04/12/38	25,000	25,444	(c)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	50,000	53,816	(c)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	88,000	78,187	(c,h)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	20,704	15,551
Citigroup Commercial Mortgage Trust 2015-P1
3.72%	09/15/48	85,254	89,467

COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	25,000	27,408	(c)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	205,000	184,060	(c,h)
COMM 2014-CR20 Mortgage Trust
4.66%	11/10/47	21,450	21,224	(c)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	41,813	43,678
COMM 2015-CR23 Mortgage Trust
4.40%	05/10/48	16,863	15,964	(c)
COMM 2015-CR24 Mortgage Trust
3.70%	08/10/55	41,413	43,268
4.52%	08/10/55	37,275	35,941	(c)
COMM 2015-PC1 Mortgage Trust
4.59%	07/10/50	19,456	19,774	(c)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.65%	02/15/39	75,000	75,499	(c)
CSAIL 2015-C3 Commercial Mortgage Trust
3.51%	08/15/48	24,827	19,565	(c)
4.26%	08/15/48	33,103	33,763	(c)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	59,871	60,568
5.47%	08/10/44	20,000	22,545	(c,h)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	25,000	26,571
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	22,783	17,539
4.56%	07/10/48	10,695	10,509	(c)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	112,830	116,879
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	15,000	15,970	(c)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.25%	11/15/45	20,000	21,311	(c)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	20,000	20,587	(c)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.84%	05/15/48	39,943	31,854	(c)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.46%	07/15/48	103,556	100,557	(c)
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%	08/15/48	62,043	65,277
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	26,236	26,276
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	18,025	18,351	(c)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	60,000	63,659	(h)
6.11%	07/15/40	30,127	31,964	(c)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	16,557	822	(e)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	75,000	77,360	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	42,000	41,781	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.57%	02/15/48	329,369	30,237	(c,e)

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.13%	03/15/48	392,053	26,798	(c,e)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.88%	04/15/48	36,101	36,108	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.27%	07/15/50	20,731	17,536	(c,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%	05/15/48	76,961	80,412
4.50%	05/15/48	82,833	83,723	(c)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	9,536	9,598	(c)
Morgan Stanley Capital I Trust 2006-IQ11
5.89%	10/15/42	50,000	50,451	(c)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	40,000	40,219	(c)
Morgan Stanley Capital I Trust 2006-T23
6.02%	08/12/41	26,266	26,784	(c)
Morgan Stanley Capital I Trust 2007-IQ16
6.27%	12/12/49	50,000	53,348	(c)
Morgan Stanley Capital I Trust 2008-T29
6.46%	01/11/43	45,000	49,410	(c)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.01%	06/15/48	58,849	60,747
4.37%	06/15/48	33,857	28,032	(c)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.65%	09/15/58	20,705	18,082	(c,h)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.39%	07/15/58	20,700	17,148	(c)
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%	12/15/47	53,816	56,583
4.62%	12/15/47	20,681	20,072	(c)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	25,000	26,776
5.30%	12/15/46	20,000	19,722	(c,h)
WFRBS Commercial Mortgage Trust 2013-C18
4.83%	12/15/46	20,575	19,743	(c,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	41,454	36,924	(h)
4.72%	03/15/47	30,000	31,964	(c)
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	54,883	46,079	(c,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	58,000	62,351	(c)
4.59%	03/15/47	60,980	53,402	(c,h)
			2,837,615
Sovereign Bonds—0.3%
Government of Mexico
4.00%	10/02/23	22,000	22,407	(a)
4.75%	03/08/44	42,000	38,325	(a)
Government of Peru
4.13%	08/25/27	13,000	12,740
5.63%	11/18/50	7,000	7,227	(a)
			80,699
Municipal Bonds and Notes—1.0%
American Municipal Power Inc.
6.27%	02/15/50	25,000	29,801
Commonwealth of Puerto Rico
5.00%	07/01/35	35,000	32,832

Municipal Electric Authority of Georgia
6.64%	04/01/57	48,000	56,263
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	15,752
Port Authority of New York & New Jersey
4.46%	10/01/62	60,000	58,057
South Carolina State Public Service Authority
6.45%	01/01/50	30,000	37,813
State of California
5.70%	11/01/21	40,000	46,754
State of Illinois
5.10%	06/01/33	15,000	14,052
			291,324
FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	54,029	2,972	(j,k)
Total Bonds and Notes (Cost $27,935,099)			27,952,350

		Number of Shares
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $34,875)		1,395	35,572

Total Investments in Securities (Cost $27,969,974)			27,987,922

Short-Term Investments – 10.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $3,128,482)			3,128,482	(a,g,l)

Total Investments (Cost $31,098,456)			31,116,404

Liabilities in Excess of Other Assets, net—(6.3)%			(1,851,950)

NET ASSETS—100.0%			$29,264,454

Other Information:

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$1,234	5.00%	06/20/20	$37,169	$58,783	$(21,614)

The Fund had the following long futures contracts open at September 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	December 2015	2	$320,812	$(326)
2 Yr. U.S. Treasury Notes Futures	December 2015	6	1,314,187	2,705
5 Yr. U.S. Treasury Notes Futures	December 2015	9	1,084,641	9,681

				$12,060

The Fund had the following short futures contracts open at September 30, 2015:
Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
U.S. Long Bond Futures	December 2015	2	$(314,687)	$(4,152)
10 Yr. U.S. Treasury Notes Futures	December 2015	23	(2,960,891)	(24,131)

				$(28,283)

				$(16,223)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures, swaps, and/or TBA’s.

(b)	Step coupon bond.

(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Coupon amount represents effective yield.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to $2,848,040 or 9.73% of the net assets of the GE Investments Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(i)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(j)	Security is in default.

(k)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.

(l)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2015.

*	Less than 0.05%.

**	Amount is less than $0.50.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

GEI Total Return Fund

Schedule of Investments—September 30, 2015 (Unaudited)

Domestic Equity—37.0% †	Number of Shares	Fair Value
Common Stock—37.0%
Advertising—0.1%
Harte-Hanks Inc.	1,540	$5,436
MDC Partners Inc., Class A	1,315	24,235
National CineMedia Inc.	1,881	25,243
Omnicom Group Inc.	12,173	802,201
Sizmek Inc.	654	3,917	(a)
The Interpublic Group of Companies Inc.	20,574	393,581
		1,254,613
Aerospace & Defense—1.0%
AAR Corp.	1,070	20,298
Aerojet Rocketdyne Holdings Inc.	1,896	30,677	(a)
Aerovironment Inc.	587	11,763	(a)
American Science & Engineering Inc.	217	7,717
Astronics Corp.	579	23,409	(a)
B/E Aerospace Inc.	1,579	69,318
Cubic Corp.	654	27,429
Curtiss-Wright Corp.	1,428	89,136
DigitalGlobe Inc.	2,194	41,730	(a)
Ducommun Inc.	342	6,864	(a)
Engility Holdings Inc.	555	14,308
Esterline Technologies Corp.	1,339	96,261	(a)
General Dynamics Corp.	15,113	2,084,838
HEICO Corp.	589	28,790
HEICO Corp., Class A	1,200	54,492
Honeywell International Inc.	38,948	3,687,986
Huntington Ingalls Industries Inc.	711	76,184
KLX Inc.	2,382	85,133	(a)
Kratos Defense & Security Solutions Inc.	1,412	5,959	(a)
L-3 Communications Holdings Inc.	4,012	419,334
Lockheed Martin Corp.	13,331	2,763,650
Moog Inc., Class A	1,155	62,451	(a)
National Presto Industries Inc.	143	12,049
Northrop Grumman Corp.	9,351	1,551,798
Orbital ATK Inc.	878	63,102
Precision Castparts Corp.	6,887	1,582,013
Raytheon Co.	15,204	1,661,189
Rockwell Collins Inc.	6,591	539,407
Sparton Corp.	303	6,484	(a)
TASER International Inc.	1,620	35,680	(a)
Teledyne Technologies Inc.	1,592	143,758	(a)
Textron Inc.	13,834	520,712
The Boeing Co.	31,896	4,176,781
The KEYW Holding Corp.	1,041	6,402	(a)
Triumph Group Inc.	733	30,845
United Technologies Corp.	41,358	3,680,448
Vectrus Inc.	333	7,339	(a)
		23,725,734
Agricultural & Farm Machinery—0.1%
AGCO Corp.	1,114	51,946
Deere & Co.	15,564	1,151,736
Lindsay Corp.	358	24,269

The Toro Co.	832	58,689
Titan International Inc.	1,287	8,507
		1,295,147
Agricultural Products—0.1%
Alico Inc.	118	4,790
Arcadia Biosciences Inc.	246	750	(a)
Archer-Daniels-Midland Co.	30,401	1,260,122
Darling Ingredients Inc.	5,005	56,256	(a)
Fresh Del Monte Produce Inc.	1,008	39,826
Ingredion Inc.	1,061	92,636
Limoneira Co.	355	5,939
		1,460,319
Air Freight & Logistics—0.3%
Air Transport Services Group Inc.	1,629	13,928	(a)
Atlas Air Worldwide Holdings Inc.	760	26,266	(a)
CH Robinson Worldwide Inc.	7,064	478,798
Echo Global Logistics Inc.	903	17,699	(a)
Expeditors International of Washington Inc.	9,530	448,386
FedEx Corp.	13,135	1,891,177
Forward Air Corp.	937	38,876
Hub Group Inc., Class A	1,092	39,760	(a)
Park-Ohio Holdings Corp.	262	7,561
Radiant Logistics Inc.	889	3,965	(a)
United Parcel Service Inc., Class B	34,851	3,439,445
UTi Worldwide Inc.	2,785	12,783	(a)
XPO Logistics Inc.	2,165	51,592	(a)
		6,470,236
Airlines—0.2%
Alaska Air Group Inc.	1,892	150,319
Allegiant Travel Co.	403	87,149
American Airlines Group Inc.	33,465	1,299,446
Delta Air Lines Inc.	39,657	1,779,410
Hawaiian Holdings Inc.	1,448	35,737	(a)
JetBlue Airways Corp.	4,679	120,578	(a)
Republic Airways Holdings Inc.	1,544	8,924	(a)
SkyWest Inc.	1,557	25,971
Southwest Airlines Co.	32,906	1,251,744
United Continental Holdings Inc.	18,842	999,568
Virgin America Inc.	761	26,049	(a)
		5,784,895
Airport Services—0.0% *
Wesco Aircraft Holdings Inc.	1,858	22,668	(a)
Alternative Carriers—0.0% *
8x8 Inc.	2,664	22,031	(a)
Cogent Communications Holdings Inc.	1,389	37,725
Globalstar Inc.	14,375	22,569	(a)
inContact Inc.	1,843	13,841	(a)
Inteliquent Inc.	1,013	22,620
Iridium Communications Inc.	2,500	15,375	(a)
Level 3 Communications Inc.	14,393	628,830	(a)
Lumos Networks Corp.	699	8,500
ORBCOMM Inc.	1,834	10,234	(a)
Pacific DataVision Inc.	404	12,080	(a)
Premiere Global Services Inc.	1,391	19,112	(a)
Straight Path Communications Inc., Class B	291	11,759	(a)
Vonage Holdings Corp.	5,509	32,393	(a)
		857,069

Aluminum—0.0% *
Alcoa Inc.	65,353	631,310
Century Aluminum Co.	1,476	6,790	(a)
Kaiser Aluminum Corp.	517	41,489
Real Industry Inc.	759	6,694	(a)
		686,283
Apparel Retail—0.3%
Abercrombie & Fitch Co., Class A	3,134	66,409
American Eagle Outfitters Inc.	8,550	133,637
Ascena Retail Group Inc.	7,674	106,745	(a)
bebe stores Inc.	727	683
Boot Barn Holdings Inc.	370	6,819	(a)
Caleres Inc.	1,304	39,811
Chico’s FAS Inc.	6,363	100,090
Christopher & Banks Corp.	1,140	1,265	(a)
Citi Trends Inc.	462	10,802
Destination XL Group Inc.	1,072	6,228	(a)
Express Inc.	2,527	45,157	(a)
Foot Locker Inc.	2,070	148,978
Francesca’s Holdings Corp.	1,275	15,593	(a)
Genesco Inc.	718	40,976	(a)
Guess? Inc.	2,849	60,855
L Brands Inc.	12,828	1,156,188
Ross Stores Inc.	20,617	999,306
Shoe Carnival Inc.	452	10,758
Stage Stores Inc.	958	9,427
Stein Mart Inc.	861	8,334
The Buckle Inc.	844	31,203
The Cato Corp., Class A	795	27,054
The Children’s Place Inc.	625	36,044
The Finish Line Inc., Class A	1,396	26,943
The Gap Inc.	11,859	337,982
The Men’s Wearhouse Inc.	1,449	61,611
The TJX Companies Inc.	33,620	2,401,140
Tilly’s Inc., Class A	378	2,782	(a)
Urban Outfitters Inc.	4,839	142,170	(a)
Zumiez Inc.	573	8,956	(a)
		6,043,946
Apparel, Accessories & Luxury Goods—0.2%
Carter’s Inc.	776	70,337
Cherokee Inc.	262	4,066
Coach Inc.	13,766	398,250
Columbia Sportswear Co.	856	50,324
Fossil Group Inc.	2,064	115,336	(a)
G-III Apparel Group Ltd.	1,194	73,622	(a)
Hanesbrands Inc.	20,013	579,176
Iconix Brand Group Inc.	1,449	19,591	(a)
Kate Spade & Co.	1,898	36,271	(a)
Movado Group Inc.	480	12,398
Oxford Industries Inc.	443	32,729
Perry Ellis International Inc.	375	8,235	(a)
PVH Corp.	4,120	419,993
Ralph Lauren Corp.	3,011	355,780
Sequential Brands Group Inc.	746	10,795	(a)
Superior Uniform Group Inc.	226	4,052
Tumi Holdings Inc.	1,699	29,936	(a)
Under Armour Inc., Class A	8,979	868,988	(a)

Vera Bradley Inc.	663	8,360	(a)
VF Corp.	16,939	1,155,409
Vince Holding Corp.	476	1,633	(a)
		4,255,281
Application Software—0.4%
ACI Worldwide Inc.	5,238	110,627	(a)
Adobe Systems Inc.	24,834	2,041,852	(a)
American Software Inc., Class A	776	7,310
ANSYS Inc.	1,340	118,108	(a)
Aspen Technology Inc.	2,561	97,088	(a)
Autodesk Inc.	11,343	500,680	(a)
Blackbaud Inc.	1,402	78,680
Bottomline Technologies Inc.	1,236	30,912	(a)
BroadSoft Inc.	881	26,395	(a)
Cadence Design Systems Inc.	4,331	89,565	(a)
Callidus Software Inc.	1,663	28,254	(a)
CDK Global Inc.	2,379	113,669
Citrix Systems Inc.	7,987	553,339	(a)
Code Rebel Corp.	34	242	(a)
Digimarc Corp.	236	7,210	(a)
Digital Turbine Inc.	1,483	2,684	(a)
Ebix Inc.	812	20,268
Ellie Mae Inc.	881	58,648	(a)
EnerNOC Inc.	801	6,328	(a)
EPIQ Systems Inc.	970	12,532
ePlus Inc.	167	13,205	(a)
FactSet Research Systems Inc.	615	98,283
Fair Isaac Corp.	1,401	118,385
Glu Mobile Inc.	3,639	15,902	(a)
Guidance Software Inc.	588	3,540	(a)
Guidewire Software Inc.	2,105	110,681	(a)
HubSpot Inc.	568	26,338	(a)
Interactive Intelligence Group Inc.	521	15,479	(a)
Intuit Inc.	13,839	1,228,211
Jive Software Inc.	1,449	6,767	(a)
Manhattan Associates Inc.	3,311	206,275	(a)
Mentor Graphics Corp.	4,473	110,170
MicroStrategy Inc., Class A	281	55,208	(a)
MobileIron Inc.	1,194	3,701	(a)
Model N Inc.	658	6,587	(a)
Monotype Imaging Holdings Inc.	1,210	26,402
Park City Group Inc.	323	3,414	(a)
Paycom Software Inc.	956	34,330	(a)
Paylocity Holding Corp.	466	13,975	(a)
Pegasystems Inc.	1,080	26,579
PROS Holdings Inc.	710	15,719	(a)
PTC Inc.	1,697	53,863	(a)
QAD Inc., Class A	314	8,038
Qlik Technologies Inc.	2,735	99,691	(a)
RealPage Inc.	1,595	26,509	(a)
RingCentral Inc., Class A	1,620	29,403	(a)
salesforce.com Inc.	30,903	2,145,595	(a)
Seachange International Inc.	1,025	6,458	(a)
Silver Spring Networks Inc.	1,050	13,524	(a)
SolarWinds Inc.	990	38,848	(a)
Solera Holdings Inc.	996	53,784
Synchronoss Technologies Inc.	1,174	38,507	(a)

Synopsys Inc.	2,318	107,045	(a)
Tangoe Inc.	1,201	8,647	(a)
Telenav Inc.	848	6,623	(a)
The Ultimate Software Group Inc.	425	76,079	(a)
TiVo Inc.	2,945	25,504	(a)
Tyler Technologies Inc.	1,516	226,354	(a)
Verint Systems Inc.	1,841	79,439	(a)
VirnetX Holding Corp.	1,332	4,742	(a)
Workiva Inc.	227	3,448	(a)
Xura Inc.	693	15,509	(a)
Yodlee Inc.	560	9,033	(a)
Zendesk Inc.	1,620	31,930	(a)
Zix Corp.	1,800	7,578	(a)
		9,159,693
Asset Management & Custody Banks—0.4%
Affiliated Managers Group Inc.	2,727	466,290	(a)
Ameriprise Financial Inc.	8,878	968,856
Arlington Asset Investment Corp., Class A	698	9,807
Ashford Inc.	34	2,157	(a)
BlackRock Inc.	6,396	1,902,618
Calamos Asset Management Inc., Class A	556	5,271
CIFC Corp.	156	1,115
Cohen & Steers Inc.	622	17,074
Diamond Hill Investment Group Inc.	90	16,744
Eaton Vance Corp.	1,747	58,385
Federated Investors Inc., Class B	1,415	40,893
Fifth Street Asset Management Inc.	191	1,427
Financial Engines Inc.	1,569	46,238
Franklin Resources Inc.	19,433	724,074
GAMCO Investors Inc., Class A	188	10,321
Invesco Ltd.	21,460	670,196
Janus Capital Group Inc.	6,588	89,597
Legg Mason Inc.	5,475	227,815
Medley Management Inc., Class A	167	1,106
Northern Trust Corp.	10,930	744,989
Pzena Investment Management Inc., Class A	399	3,551
Safeguard Scientifics Inc.	591	9,184	(a)
SEI Investments Co.	2,071	99,884
State Street Corp.	20,329	1,366,312	(b)
T Rowe Price Group Inc.	12,769	887,445
The Bank of New York Mellon Corp.	55,256	2,163,272
Virtus Investment Partners Inc.	207	20,803
Waddell & Reed Financial Inc., Class A	1,245	43,289
Westwood Holdings Group Inc.	228	12,392
WisdomTree Investments Inc.	5,159	83,215
ZAIS Group Holdings Inc.	111	1,046	(a)
		10,695,366
Auto Parts & Equipment—0.1%
American Axle & Manufacturing Holdings Inc.	2,312	46,101	(a)
BorgWarner Inc.	11,274	468,886
Cooper-Standard Holding Inc.	411	23,838	(a)
Dana Holding Corp.	7,252	115,162
Delphi Automotive PLC	14,201	1,079,844
Dorman Products Inc.	810	41,221	(a)
Drew Industries Inc.	732	39,974
Federal-Mogul Holdings Corp.	938	6,407	(a)
Fox Factory Holding Corp.	512	8,632	(a)

Gentex Corp.	4,354	67,487
Gentherm Inc.	1,086	48,783	(a)
Horizon Global Corp.	563	4,966	(a)
Johnson Controls Inc.	32,626	1,349,411
Metaldyne Performance Group Inc.	327	6,870
Modine Manufacturing Co.	1,489	11,718	(a)
Motorcar Parts of America Inc.	538	16,861	(a)
Remy International Inc.	855	25,009
Standard Motor Products Inc.	601	20,963
Stoneridge Inc.	876	10,810	(a)
Strattec Security Corp.	108	6,810
Superior Industries International Inc.	678	12,665
Tenneco Inc.	1,832	82,019	(a)
Tower International Inc.	637	15,135	(a)
		3,509,572
Automobile Manufacturers—0.2%
Ford Motor Co.	194,224	2,635,620
General Motors Co.	71,852	2,156,997
Thor Industries Inc.	678	35,120
Winnebago Industries Inc.	814	15,588
		4,843,325
Automotive Retail—0.2%
Advance Auto Parts Inc.	3,646	691,026
America’s Car-Mart Inc.	253	8,372	(a)
Asbury Automotive Group Inc.	819	66,462	(a)
AutoNation Inc.	3,906	227,251	(a)
AutoZone Inc.	1,541	1,115,422	(a)
CarMax Inc.	10,425	618,411	(a)
CST Brands Inc.	1,124	37,834
Group 1 Automotive Inc.	702	59,775
Lithia Motors Inc., Class A	681	73,623
Monro Muffler Brake Inc.	950	64,173
Murphy USA Inc.	599	32,915	(a)
O’Reilly Automotive Inc.	4,961	1,240,250	(a)
Sonic Automotive Inc., Class A	999	20,400
The Pep Boys-Manny Moe & Jack	1,618	19,723	(a)
		4,275,637
Biotechnology—1.4%
AbbVie Inc.	82,658	4,497,422
Abeona Therapeutics Inc.	317	1,284	(a)
ACADIA Pharmaceuticals Inc.	2,386	78,905	(a)
Acceleron Pharma Inc.	654	16,285	(a)
Achillion Pharmaceuticals Inc.	3,553	24,551	(a)
Acorda Therapeutics Inc.	1,296	34,357	(a)
Adamas Pharmaceuticals Inc.	319	5,340	(a)
Aduro Biotech Inc.	260	5,036	(a)
Advaxis Inc.	910	9,309	(a)
Aegerion Pharmaceuticals Inc.	750	10,200	(a)
Agenus Inc.	2,305	10,603	(a)
Aimmune Therapeutics Inc.	334	8,457	(a)
Akebia Therapeutics Inc.	742	7,168	(a)
Alder Biopharmaceuticals Inc.	695	22,768	(a)
Alexion Pharmaceuticals Inc.	11,275	1,763,297	(a)
AMAG Pharmaceuticals Inc.	719	28,566	(a)
Amgen Inc.	37,882	5,239,838
Amicus Therapeutics Inc.	3,479	48,671	(a)
Anacor Pharmaceuticals Inc.	1,229	144,666	(a)

Anthera Pharmaceuticals Inc.	1,162	7,077	(a)
Applied Genetic Technologies Corp.	268	3,522	(a)
Ardelyx Inc.	472	8,156	(a)
Arena Pharmaceuticals Inc.	7,311	13,964	(a)
ARIAD Pharmaceuticals Inc.	5,063	29,568	(a)
Array BioPharma Inc.	4,265	19,448	(a)
Arrowhead Research Corp.	1,782	10,264	(a)
Asterias Biotherapeutics Inc.	323	1,250	(a)
Atara Biotherapeutics Inc.	500	15,720	(a)
aTyr Pharma Inc.	188	1,929	(a)
Avalanche Biotechnologies Inc.	606	4,993	(a)
Baxalta Inc.	27,117	854,457
Bellicum Pharmaceuticals Inc.	258	3,749	(a)
BioCryst Pharmaceuticals Inc.	2,192	24,989	(a)
Biogen Inc.	11,720	3,420,013	(a)
BioSpecifics Technologies Corp.	153	6,662	(a)
BioTime Inc.	1,616	4,848	(a)
Blueprint Medicines Corp.	291	6,210	(a)
Calithera Biosciences Inc.	344	1,868	(a)
Cara Therapeutics Inc.	564	8,060	(a)
Catabasis Pharmaceuticals Inc.	76	615	(a)
Catalyst Pharmaceuticals Inc.	2,329	6,987	(a)
Celgene Corp.	39,380	4,259,735	(a)
Celldex Therapeutics Inc.	2,981	31,420	(a)
Cellular Biomedicine Group Inc.	306	5,181	(a)
Cepheid	2,159	97,587	(a)
ChemoCentryx Inc.	846	5,118	(a)
Chiasma Inc.	192	3,817	(a)
Chimerix Inc.	1,371	52,372	(a)
Cidara Therapeutics Inc.	149	1,895	(a)
Clovis Oncology Inc.	835	76,787	(a)
Coherus Biosciences Inc.	710	14,228	(a)
Concert Pharmaceuticals Inc.	478	8,972	(a)
CorMedix Inc.	968	1,926	(a)
CTI BioPharma Corp.	5,081	7,418	(a)
Curis Inc.	3,443	6,955	(a)
Cytokinetics Inc.	1,058	7,078	(a)
CytRx Corp.	1,937	4,591	(a)
Dicerna Pharmaceuticals Inc.	468	3,842	(a)
Dyax Corp.	4,362	83,271	(a)
Dynavax Technologies Corp.	1,075	26,380	(a)
Eagle Pharmaceuticals Inc.	260	19,248	(a)
Emergent Biosolutions Inc.	921	26,239	(a)
Enanta Pharmaceuticals Inc.	484	17,492	(a)
Epizyme Inc.	875	11,252	(a)
Esperion Therapeutics Inc.	397	9,365	(a)
Exact Sciences Corp.	2,871	51,649	(a)
Exelixis Inc.	6,804	38,170	(a)
Fibrocell Science Inc.	757	2,914	(a)
FibroGen Inc.	1,446	31,696	(a)
Five Prime Therapeutics Inc.	646	9,942	(a)
Flexion Therapeutics Inc.	431	6,405	(a)
Foundation Medicine Inc.	353	6,513	(a)
Galena Biopharma Inc.	4,739	7,488	(a)
Genocea Biosciences Inc.	572	3,918	(a)
Genomic Health Inc.	530	11,215	(a)
Geron Corp.	4,772	13,171	(a)

Gilead Sciences Inc.	73,221	7,189,570
Global Blood Therapeutics Inc.	207	8,727	(a)
Halozyme Therapeutics Inc.	3,212	43,137	(a)
Heron Therapeutics Inc.	871	21,252	(a)
Idera Pharmaceuticals Inc.	2,527	8,465	(a)
Ignyta Inc.	607	5,329	(a)
Immune Design Corp.	350	4,270	(a)
ImmunoGen Inc.	2,606	25,018	(a)
Immunomedics Inc.	2,983	5,131	(a)
Infinity Pharmaceuticals Inc.	1,468	12,405	(a)
Inovio Pharmaceuticals Inc.	2,163	12,502	(a)
Insmed Inc.	1,859	34,522	(a)
Insys Therapeutics Inc.	713	20,292	(a)
Invitae Corp.	217	1,567	(a)
Ironwood Pharmaceuticals Inc.	3,808	39,679	(a)
Karyopharm Therapeutics Inc.	692	7,287	(a)
Keryx Biopharmaceuticals Inc.	3,129	11,014	(a)
Kite Pharma Inc.	873	48,609	(a)
KYTHERA Biopharmaceuticals Inc.	781	58,559	(a)
La Jolla Pharmaceutical Co.	395	10,977	(a)
Lexicon Pharmaceuticals Inc.	1,273	13,672	(a)
Ligand Pharmaceuticals Inc., Class B	532	45,566	(a)
Lion Biotechnologies Inc.	1,334	7,684	(a)
Loxo Oncology Inc.	239	4,178	(a)
MacroGenics Inc.	934	20,006	(a)
MannKind Corp.	7,464	23,959	(a)
Medgenics Inc.	512	4,004	(a)
Merrimack Pharmaceuticals Inc.	3,327	28,313	(a)
MiMedx Group Inc.	3,288	31,729	(a)
Mirati Therapeutics Inc.	328	11,290	(a)
Momenta Pharmaceuticals Inc.	1,849	30,342	(a)
Myriad Genetics Inc.	2,075	77,771	(a)
NantKwest Inc.	157	1,799	(a)
Natera Inc.	250	2,712	(a)
Navidea Biopharmaceuticals Inc.	4,764	10,862	(a)
Neurocrine Biosciences Inc.	2,576	102,499	(a)
NewLink Genetics Corp.	629	22,543	(a)
Nivalis Therapeutics Inc.	101	1,310	(a)
Northwest Biotherapeutics Inc.	1,401	8,756	(a)
Novavax Inc.	8,008	56,617	(a)
Ocata Therapeutics Inc.	1,218	5,091	(a)
OncoMed Pharmaceuticals Inc.	525	8,710	(a)
Oncothyreon Inc.	2,684	7,354	(a)
Ophthotech Corp.	715	28,972	(a)
Orexigen Therapeutics Inc.	3,060	6,457	(a)
Organovo Holdings Inc.	2,686	7,198	(a)
Osiris Therapeutics Inc.	570	10,528	(a)
Otonomy Inc.	426	7,587	(a)
OvaScience Inc.	709	6,019	(a)
PDL BioPharma Inc.	4,990	25,100
Peregrine Pharmaceuticals Inc.	6,129	6,252	(a)
Pfenex Inc.	506	7,595	(a)
Portola Pharmaceuticals Inc.	1,396	59,498	(a)
Progenics Pharmaceuticals Inc.	2,099	12,006	(a)
Proteon Therapeutics Inc.	236	3,283	(a)
PTC Therapeutics Inc.	1,024	27,341	(a)
Radius Health Inc.	997	69,102	(a)

Raptor Pharmaceutical Corp.	2,432	14,714	(a)
Regeneron Pharmaceuticals Inc.	3,855	1,793,115	(a)
Regulus Therapeutics Inc.	878	5,742	(a)
Repligen Corp.	995	27,711	(a)
Retrophin Inc.	1,058	21,435	(a)
Rigel Pharmaceuticals Inc.	2,675	6,607	(a)
Sage Therapeutics Inc.	417	17,647	(a)
Sangamo Biosciences Inc.	2,100	11,844	(a)
Sarepta Therapeutics Inc.	1,253	40,234	(a)
Seres Therapeutics Inc.	242	7,173	(a)
Sorrento Therapeutics Inc.	853	7,157	(a)
Spark Therapeutics Inc.	248	10,349	(a)
Spectrum Pharmaceuticals Inc.	2,008	12,008	(a)
Stemline Therapeutics Inc.	472	4,168	(a)
Synergy Pharmaceuticals Inc.	3,022	16,017	(a)
Synta Pharmaceuticals Corp.	2,802	4,875	(a)
T2 Biosystems Inc.	279	2,444	(a)
TESARO Inc.	703	28,190	(a)
TG Therapeutics Inc.	1,063	10,715	(a)
Threshold Pharmaceuticals Inc.	1,938	7,888	(a)
Tobira Therapeutics Inc.	58	560	(a)
Tokai Pharmaceuticals Inc.	293	3,033	(a)
Trevena Inc.	884	9,149	(a)
Trovagene Inc.	839	4,774	(a)
Ultragenyx Pharmaceutical Inc.	1,159	111,623	(a)
United Therapeutics Corp.	677	88,849	(a)
Vanda Pharmaceuticals Inc.	1,248	14,077	(a)
Verastem Inc.	999	1,788	(a)
Versartis Inc.	667	7,691	(a)
Vertex Pharmaceuticals Inc.	12,145	1,264,780	(a)
Vitae Pharmaceuticals Inc.	410	4,514	(a)
Vital Therapies Inc.	517	2,089	(a)
vTv Therapeutics Inc.	106	691	(a)
Xencor Inc.	858	10,493	(a)
XOMA Corp.	2,722	2,046	(a)
Zafgen Inc.	495	15,815	(a)
ZIOPHARM Oncology Inc.	3,471	31,274	(a)
		33,371,618
Brewers—0.0% *
Craft Brew Alliance Inc.	340	2,710	(a)
Molson Coors Brewing Co., Class B	7,955	660,424
The Boston Beer Company Inc., Class A	419	88,245	(a)
		751,379
Broadcasting—0.1%
CBS Corp., Class B	22,165	884,384
Central European Media Enterprises Ltd., Class A	2,083	4,499	(a)
Crown Media Holdings Inc., Class A	1,057	5,655	(a)
Cumulus Media Inc., Class A	4,447	3,130	(a)
Discovery Communications Inc., Class A	7,432	193,455	(a)
Discovery Communications Inc., Class C	13,009	315,989	(a)
Entercom Communications Corp., Class A	779	7,915	(a)
Entravision Communications Corp., Class A	1,910	12,682
Gray Television Inc.	1,914	24,423	(a)
Hemisphere Media Group Inc.	319	4,338	(a)
Media General Inc.	2,903	40,613	(a)
Nexstar Broadcasting Group Inc., Class A	949	44,935
Saga Communications Inc., Class A	110	3,697

Scripps Networks Interactive Inc., Class A	4,736	232,964
Sinclair Broadcast Group Inc., Class A	2,009	50,868
TEGNA Inc.	11,303	253,074
The EW Scripps Co., Class A	1,791	31,647
Townsquare Media Inc., Class A	207	2,022	(a)
		2,116,290
Building Products—0.1%
AAON Inc.	1,233	23,896
Advanced Drainage Systems Inc.	1,027	29,711
American Woodmark Corp.	390	25,299	(a)
AO Smith Corp.	1,126	73,404
Apogee Enterprises Inc.	885	39,515
Builders FirstSource Inc.	1,489	18,881	(a)
Continental Building Products Inc.	958	19,677	(a)
Fortune Brands Home & Security Inc.	2,377	112,836
Gibraltar Industries Inc.	934	17,139	(a)
Griffon Corp.	1,034	16,306
Insteel Industries Inc.	550	8,844
Lennox International Inc.	596	67,545
Masco Corp.	17,319	436,092
Masonite International Corp.	917	55,552	(a)
NCI Building Systems Inc.	807	8,530	(a)
Nortek Inc.	292	18,487	(a)
Patrick Industries Inc.	386	15,243	(a)
PGT Inc.	1,436	17,634	(a)
Ply Gem Holdings Inc.	674	7,886	(a)
Quanex Building Products Corp.	1,028	18,679
Simpson Manufacturing Company Inc.	1,274	42,666
Trex Company Inc.	975	32,497	(a)
Universal Forest Products Inc.	612	35,300
		1,141,619
Cable & Satellite—0.4%
AMC Networks Inc., Class A	905	66,219	(a)
Cable One Inc.	66	27,682	(a)
Cablevision Systems Corp., Class A	10,985	356,683
Comcast Corp., Class A	105,578	6,005,277
Comcast Corp., Special Class A	18,341	1,049,839
Loral Space & Communications Inc.	395	18,596	(a)
Time Warner Cable Inc.	14,134	2,535,215
		10,059,511
Casinos & Gaming—0.0% *
Boyd Gaming Corp.	2,421	39,462	(a)
Caesars Acquisition Co., Class A	1,389	9,862	(a)
Caesars Entertainment Corp.	1,701	10,019	(a)
Churchill Downs Inc.	401	53,658
Eldorado Resorts Inc.	863	7,784	(a)
Empire Resorts Inc.	503	2,118	(a)
Isle of Capri Casinos Inc.	637	11,109	(a)
Monarch Casino & Resort Inc.	301	5,409	(a)
Penn National Gaming Inc.	2,411	40,457	(a)
Pinnacle Entertainment Inc.	1,810	61,250	(a)
Scientific Games Corp., Class A	1,513	15,811	(a)
Wynn Resorts Ltd.	4,063	215,826
		472,765
Catalog Retail—0.0% *
EVINE Live Inc.	1,543	4,043	(a)
HSN Inc.	1,458	83,456
		87,499

Coal & Consumable Fuels—0.0% *
Cloud Peak Energy Inc.	1,824	4,797	(a)
CONSOL Energy Inc.	11,401	111,730
Hallador Energy Co.	315	2,189
Peabody Energy Corp.	8,603	11,872
Solazyme Inc.	2,477	6,440	(a)
Uranium Energy Corp.	2,852	2,852	(a)
Westmoreland Coal Co.	551	7,764	(a)
		147,644
Commercial Printing—0.0% *
Brady Corp., Class A	1,444	28,389
Deluxe Corp.	2,245	125,136
Ennis Inc.	768	13,333
InnerWorkings Inc.	1,132	7,075	(a)
Multi-Color Corp.	382	29,219
Quad/Graphics Inc.	873	10,563
RR Donnelley & Sons Co.	3,103	45,180
		258,895
Commodity Chemicals—0.1%
Axiall Corp.	2,129	33,404
Cabot Corp.	935	29,509
Calgon Carbon Corp.	1,602	24,959
Core Molding Technologies Inc.	239	4,410	(a)
Hawkins Inc.	316	12,166
Koppers Holdings Inc.	613	12,364
Kronos Worldwide Inc.	653	4,055
LyondellBasell Industries N.V., Class A	18,581	1,548,912
Trecora Resources	600	7,452	(a)
Tredegar Corp.	749	9,797
Trinseo S.A.	349	8,812	(a)
Tronox Ltd., Class A	1,911	8,351
		1,704,191
Communications Equipment—0.6%
ADTRAN Inc.	1,453	21,214
Aerohive Networks Inc.	712	4,258	(a)
Alliance Fiber Optic Products Inc.	456	7,793
Applied Optoelectronics Inc.	500	9,390	(a)
ARRIS Group Inc.	2,004	52,044	(a)
Bel Fuse Inc., Class B	315	6,124
Black Box Corp.	463	6,825
CalAmp Corp.	1,095	17,619	(a)
Calix Inc.	1,332	10,376	(a)
Ciena Corp.	5,615	116,343	(a)
Cisco Systems Inc.	253,821	6,662,801
Clearfield Inc.	352	4,727	(a)
Comtech Telecommunications Corp.	492	10,140
Digi International Inc.	760	8,960	(a)
EMCORE Corp.	471	3,203	(a)
Extreme Networks Inc.	3,064	10,295	(a)
F5 Networks Inc.	3,584	415,027	(a)
Finisar Corp.	3,148	35,037	(a)
Harmonic Inc.	2,665	15,457	(a)
Harris Corp.	6,140	449,141
Infinera Corp.	3,968	77,614	(a)
InterDigital Inc.	1,626	82,276
Ixia	1,826	26,459	(a)
Juniper Networks Inc.	17,509	450,156

KVH Industries Inc.	495	4,950	(a)
Motorola Solutions Inc.	7,929	542,185
NETGEAR Inc.	943	27,507	(a)
NetScout Systems Inc.	4,253	150,429	(a)
Novatel Wireless Inc.	1,167	2,579	(a)
Oclaro Inc.	2,974	6,840	(a)
Plantronics Inc.	1,588	80,750
Polycom Inc.	6,076	63,676	(a)
QUALCOMM Inc.	78,456	4,215,441
Ruckus Wireless Inc.	2,277	27,051	(a)
ShoreTel Inc.	1,911	14,275	(a)
Sonus Networks Inc.	1,512	8,649	(a)
Ubiquiti Networks Inc.	924	31,314
ViaSat Inc.	1,274	81,905	(a)
		13,760,830
Computer & Electronics Retail—0.0% *
Best Buy Company Inc.	15,319	568,641
Conn’s Inc.	830	19,953	(a)
GameStop Corp., Class A	5,318	219,155
Rent-A-Center Inc.	2,392	58,006
Systemax Inc.	332	2,487	(a)
		868,242
Construction & Engineering—0.1%
AECOM	2,245	61,760	(a)
Aegion Corp.	1,108	18,260	(a)
Ameresco Inc., Class A	605	3,557	(a)
Argan Inc.	403	13,976
Comfort Systems USA Inc.	1,138	31,022
Dycom Industries Inc.	1,022	73,952	(a)
EMCOR Group Inc.	1,871	82,792
Fluor Corp.	7,346	311,103
Furmanite Corp.	1,185	7,205	(a)
Granite Construction Inc.	1,780	52,813
Great Lakes Dredge & Dock Corp.	1,832	9,233	(a)
HC2 Holdings Inc.	609	4,269	(a)
Jacobs Engineering Group Inc.	6,257	234,200	(a)
KBR Inc.	2,146	35,752
MasTec Inc.	2,031	32,151	(a)
MYR Group Inc.	637	16,689	(a)
Northwest Pipe Co.	296	3,866	(a)
NV5 Holdings Inc.	161	2,988	(a)
Orion Marine Group Inc.	875	5,232	(a)
Primoris Services Corp.	1,174	21,026
Quanta Services Inc.	10,189	246,676	(a)
Tutor Perini Corp.	1,145	18,847	(a)
		1,287,369
Construction Machinery & Heavy Trucks—0.2%
Accuride Corp.	1,152	3,191	(a)
Alamo Group Inc.	289	13,511
American Railcar Industries Inc.	280	10,125
Astec Industries Inc.	573	19,201
Blue Bird Corp.	152	1,514	(a)
Caterpillar Inc.	30,076	1,965,767
Commercial Vehicle Group Inc.	916	3,692	(a)
Cummins Inc.	8,283	899,368
Douglas Dynamics Inc.	665	13,207
Federal Signal Corp.	1,906	26,131

FreightCar America Inc.	369	6,332
Joy Global Inc.	5,036	75,188
Meritor Inc.	2,971	31,582	(a)
Miller Industries Inc.	326	6,370
Navistar International Corp.	1,547	19,678	(a)
Oshkosh Corp.	1,164	42,288
PACCAR Inc.	17,678	922,261
Terex Corp.	1,613	28,937
The Greenbrier Companies Inc.	801	25,720
Trinity Industries Inc.	2,296	52,050
Twin Disc Inc.	248	3,078
Wabash National Corp.	2,061	21,826	(a)
Wabtec Corp.	1,437	126,528
		4,317,545
Construction Materials—0.1%
Eagle Materials Inc.	749	51,247
Headwaters Inc.	2,238	42,074	(a)
Martin Marietta Materials Inc.	3,337	507,057
Summit Materials Inc., Class A	773	14,509	(a)
United States Lime & Minerals Inc.	60	2,739
US Concrete Inc.	439	20,980	(a)
Vulcan Materials Co.	6,610	589,612
		1,228,218
Consumer Electronics—0.0% *
Harman International Industries Inc.	3,546	340,381
Skullcandy Inc.	683	3,777	(a)
Universal Electronics Inc.	480	20,174	(a)
ZAGG Inc.	916	6,220	(a)
		370,552
Consumer Finance—0.3%
American Express Co.	42,468	3,148,153
Capital One Financial Corp.	27,087	1,964,349
Cash America International Inc.	828	23,159
Discover Financial Services	21,725	1,129,483
Encore Capital Group Inc.	791	29,267	(a)
Enova International Inc.	810	8,278	(a)
Ezcorp Inc., Class A	1,594	9,835	(a)
First Cash Financial Services Inc.	853	34,171	(a)
Green Dot Corp., Class A	1,388	24,429	(a)
Navient Corp.	18,664	209,783
Nelnet Inc., Class A	724	25,058
PRA Group Inc.	1,455	76,999	(a)
Regional Management Corp.	331	5,131	(a)
SLM Corp.	6,331	46,849	(a)
The JG Wentworth Co., Class A	451	2,223	(a)
World Acceptance Corp.	201	5,395	(a)
		6,742,562
Data Processing & Outsourced Services—0.9%
Alliance Data Systems Corp.	3,092	800,766	(a)
Automatic Data Processing Inc.	23,265	1,869,575
Blackhawk Network Holdings Inc.	1,629	69,053	(a)
Broadridge Financial Solutions Inc.	1,758	97,305
Cardtronics Inc.	1,373	44,897	(a)
Cass Information Systems Inc.	349	17,146
Computer Sciences Corp.	6,860	421,067
Convergys Corp.	4,420	102,146
CoreLogic Inc.	1,324	49,293	(a)

CSG Systems International Inc.	1,002	30,862
DST Systems Inc.	501	52,675
Euronet Worldwide Inc.	1,562	115,729	(a)
Everi Holdings Inc.	1,991	10,214	(a)
ExlService Holdings Inc.	1,015	37,484	(a)
Fidelity National Information Services Inc.	14,124	947,438
Fiserv Inc.	11,694	1,012,817	(a)
Global Payments Inc.	968	111,059
Heartland Payment Systems Inc.	1,098	69,185
Jack Henry & Associates Inc.	1,204	83,811
Mastercard Inc., Class A	49,828	4,490,499
MAXIMUS Inc.	2,974	177,132
ModusLink Global Solutions Inc.	1,155	3,303	(a)
MoneyGram International Inc.	912	7,314	(a)
NeuStar Inc., Class A	1,578	42,937	(a)
Paychex Inc.	16,056	764,747
PayPal Holdings Inc.	55,079	1,709,652	(a)
Sykes Enterprises Inc.	1,196	30,498	(a)
Syntel Inc.	937	42,456	(a)
TeleTech Holdings Inc.	497	13,315
The Western Union Co.	25,725	472,311
Total System Services Inc.	8,444	383,611
VeriFone Systems Inc.	1,699	47,113	(a)
Visa Inc., Class A	97,368	6,782,655
WEX Inc.	574	49,846	(a)
Xerox Corp.	50,169	488,144
		21,448,055
Department Stores—0.1%
JC Penney Company Inc.	4,541	42,186	(a)
Kohl’s Corp.	9,859	456,570
Macy’s Inc.	16,485	846,010
Nordstrom Inc.	7,025	503,763
		1,848,529
Distillers & Vintners—0.1%
Brown-Forman Corp., Class B	5,295	513,086
Castle Brands Inc.	1,992	2,629	(a)
Constellation Brands Inc., Class A	8,590	1,075,554
MGP Ingredients Inc.	332	5,315
		1,596,584
Distributors—0.0% *
Core-Mark Holding Company Inc.	699	45,750
Fenix Parts Inc.	424	2,832	(a)
Genuine Parts Co.	7,584	628,638
LKQ Corp.	4,532	128,528	(a)
Pool Corp.	1,304	94,279
VOXX International Corp.	613	4,548	(a)
Weyco Group Inc.	199	5,381
		909,956
Diversified Banks—1.7%
Bank of America Corp.	523,247	8,152,188
Citigroup Inc.	149,916	7,437,333
Comerica Inc.	8,869	364,516
JPMorgan Chase & Co.	184,556	11,252,379
Square 1 Financial Inc., Class A	524	13,454	(a)
U.S. Bancorp	82,661	3,389,928
Wells Fargo & Co.	233,276	11,978,722
		42,588,520

Diversified Capital Markets—0.0% *
HFF Inc. REIT, Class A	1,146	38,689
Diversified Chemicals—0.2%
Eastman Chemical Co.	7,423	480,417
EI du Pont de Nemours & Co.	45,102	2,173,916
LSB Industries Inc.	598	9,161	(a)
Olin Corp.	3,503	58,886
The Chemours Co.	2,689	17,398
The Dow Chemical Co.	57,811	2,451,186
		5,190,964
Diversified Metals & Mining—0.0% *
Compass Minerals International Inc.	501	39,263
Freeport-McMoRan Inc.	51,819	502,126
Globe Specialty Metals Inc.	1,965	23,836
Horsehead Holding Corp.	1,685	5,123	(a)
Materion Corp.	609	18,282
Southern Copper Corp.	6,332	169,191
		757,821
Diversified Real Estate Activities—0.0% *
Alexander & Baldwin Inc.	2,131	73,157
Consolidated-Tomoka Land Co.	129	6,424
Tejon Ranch Co.	417	9,095	(a)
The St Joe Co.	1,057	20,221	(a)
		108,897
Diversified REITs—0.0% *
American Assets Trust Inc.	1,118	45,681
Armada Hoffler Properties Inc.	809	7,904
Chambers Street Properties	7,071	45,891
Cousins Properties Inc.	6,445	59,423
Duke Realty Corp.	5,133	97,784
First Potomac Realty Trust	1,761	19,371
Gladstone Commercial Corp.	625	8,819
Investors Real Estate Trust	3,684	28,514
Lexington Realty Trust	6,257	50,682
Liberty Property Trust	2,228	70,204
One Liberty Properties Inc.	387	8,255
PS Business Parks Inc.	588	46,675
RAIT Financial Trust	2,530	12,549
Select Income REIT	1,899	36,100
STORE Capital Corp.	1,073	22,168
Washington Real Estate Investment Trust	2,052	51,156
Whitestone REIT	746	8,601
		619,777
Diversified Support Services—0.0% *
Cintas Corp.	4,449	381,502
Civeo Corp.	3,350	4,958
Copart Inc.	1,627	53,528	(a)
G&K Services Inc., Class A	606	40,372
Healthcare Services Group Inc.	2,138	72,050
Matthews International Corp., Class A	976	47,795
McGrath RentCorp.	788	21,032
Mobile Mini Inc.	1,357	41,782
UniFirst Corp.	444	47,423
Viad Corp.	612	17,742
		728,184

Drug Retail—0.4%
CVS Health Corp.	55,619	5,366,121
Walgreens Boots Alliance Inc.	43,640	3,626,484
		8,992,605
Education Services—0.0% *
2U Inc.	723	25,956	(a)
American Public Education Inc.	513	12,030	(a)
Apollo Education Group Inc.	4,347	48,078	(a)
Bridgepoint Education Inc.	531	4,046	(a)
Bright Horizons Family Solutions Inc.	1,127	72,399	(a)
Cambium Learning Group Inc.	400	1,908	(a)
Capella Education Co.	367	18,174
Career Education Corp.	2,124	7,986	(a)
Chegg Inc.	2,337	16,850	(a)
DeVry Education Group Inc.	2,745	74,691
Graham Holdings Co., Class B	67	38,659
Grand Canyon Education Inc.	1,402	53,262	(a)
Houghton Mifflin Harcourt Co.	4,125	83,779	(a)
K12 Inc.	1,019	12,676	(a)
Strayer Education Inc.	330	18,140	(a)
Universal Technical Institute Inc.	663	2,327
		490,961
Electric Utilities—0.7%
ALLETE Inc.	1,474	74,422
American Electric Power Company Inc.	24,411	1,388,009
Cleco Corp.	2,715	144,547
Duke Energy Corp.	34,455	2,478,693
Edison International	16,233	1,023,815
El Paso Electric Co.	1,221	44,957
Entergy Corp.	8,945	582,320
Eversource Energy	15,827	801,163
Exelon Corp.	42,910	1,274,427
FirstEnergy Corp.	21,027	658,355
Genie Energy Ltd., Class B	385	3,169
Great Plains Energy Inc.	2,293	61,957
Hawaiian Electric Industries Inc.	1,597	45,818
IDACORP Inc.	2,261	146,309
MGE Energy Inc.	1,045	43,044
NextEra Energy Inc.	22,982	2,241,894
OGE Energy Corp.	2,967	81,177
Otter Tail Corp.	1,123	29,265
Pepco Holdings Inc.	12,597	305,099
Pinnacle West Capital Corp.	5,518	353,925
PNM Resources Inc.	3,568	100,082
Portland General Electric Co.	2,678	99,006
PPL Corp.	33,288	1,094,842
Spark Energy Inc., Class A	100	1,655
The Empire District Electric Co.	1,312	28,903
The Southern Co.	45,253	2,022,809
UIL Holdings Corp.	1,702	85,560
Unitil Corp.	400	14,752
Westar Energy Inc.	2,099	80,686
Xcel Energy Inc.	25,257	894,350
		16,205,010
Electrical Components & Equipment—0.2%
Acuity Brands Inc.	647	113,600
Allied Motion Technologies Inc.	195	3,465

AMETEK Inc.	12,034	629,619
Eaton Corporation PLC	23,273	1,193,905
Emerson Electric Co.	32,748	1,446,479
Encore Wire Corp.	629	20,549
EnerSys	1,325	70,994
Enphase Energy Inc.	854	3,160	(a)
Franklin Electric Company Inc.	1,444	39,320
FuelCell Energy Inc.	7,375	5,419	(a)
Generac Holdings Inc.	2,062	62,046	(a)
General Cable Corp.	1,477	17,576
Hubbell Inc., Class B	754	64,052
LSI Industries Inc.	671	5,663
Plug Power Inc.	5,167	9,456	(a)
Powell Industries Inc.	281	8,458
Preformed Line Products Co.	72	2,675
Regal Beloit Corp.	667	37,652
Rockwell Automation Inc.	6,707	680,559
Sunrun Inc.	518	5,372	(a)
Thermon Group Holdings Inc.	972	19,975	(a)
Vicor Corp.	483	4,927	(a)
		4,444,921
Electronic Components—0.1%
Amphenol Corp., Class A	15,392	784,376
AVX Corp.	1,400	18,326
Belden Inc.	1,908	89,085
Corning Inc.	61,223	1,048,138
DTS Inc.	532	14,204	(a)
II-VI Inc.	1,587	25,519	(a)
InvenSense Inc.	2,346	21,794	(a)
Knowles Corp.	3,959	72,964	(a)
Littelfuse Inc.	683	62,256
Rogers Corp.	564	29,994	(a)
Universal Display Corp.	1,218	41,290	(a)
Vishay Intertechnology Inc.	6,123	59,332
		2,267,278
Electronic Equipment & Instruments—0.0% *
Badger Meter Inc.	438	25,430
Checkpoint Systems Inc.	1,283	9,302
Cognex Corp.	1,294	44,475
Coherent Inc.	722	39,493	(a)
Control4 Corp.	641	5,231	(a)
Daktronics Inc.	1,161	10,066
FARO Technologies Inc.	524	18,340	(a)
FEI Co.	1,858	135,708
FLIR Systems Inc.	6,982	195,426
GSI Group Inc.	1,059	13,481	(a)
Itron Inc.	1,161	37,048	(a)
Keysight Technologies Inc.	2,517	77,624	(a)
Mesa Laboratories Inc.	89	9,915
MTS Systems Corp.	449	26,989
National Instruments Corp.	1,513	42,046
Newport Corp.	1,204	16,555	(a)
OSI Systems Inc.	601	46,253	(a)
RealD Inc.	1,216	11,686	(a)
Rofin-Sinar Technologies Inc.	850	22,041	(a)
Vishay Precision Group Inc.	399	4,624	(a)
Zebra Technologies Corp., Class A	774	59,250	(a)
		850,983

Electronic Manufacturing Services—0.0% *
Benchmark Electronics Inc.	1,589	34,577	(a)
CTS Corp.	998	18,473
IPG Photonics Corp.	541	41,100	(a)
Jabil Circuit Inc.	2,881	64,448
Kimball Electronics Inc.	875	10,439	(a)
Mercury Systems Inc.	1,027	16,339	(a)
Methode Electronics Inc.	1,161	37,036
Multi-Fineline Electronix Inc.	284	4,743	(a)
Park Electrochemical Corp.	631	11,099
Plexus Corp.	1,019	39,313	(a)
Sanmina Corp.	2,449	52,335	(a)
Trimble Navigation Ltd.	3,820	62,724	(a)
TTM Technologies Inc.	1,774	11,052	(a)
		403,678
Environmental & Facilities Services—0.1%
ABM Industries Inc.	1,660	45,335
Casella Waste Systems Inc., Class A	1,238	7,180	(a)
CECO Environmental Corp.	755	6,183
Clean Harbors Inc.	790	34,736	(a)
Heritage-Crystal Clean Inc.	385	3,954	(a)
Republic Services Inc.	12,013	494,936
Rollins Inc.	1,397	37,537
SP Plus Corp.	517	11,969	(a)
Stericycle Inc.	4,238	590,396	(a)
Team Inc.	631	20,268	(a)
Tetra Tech Inc.	1,826	44,390
TRC Companies Inc.	530	6,270	(a)
US Ecology Inc.	655	28,591
Waste Connections Inc.	1,834	89,096
Waste Management Inc.	20,977	1,044,864
		2,465,705
Fertilizers & Agricultural Chemicals—0.1%
American Vanguard Corp.	872	10,080
CF Industries Holdings Inc.	11,726	526,497
FMC Corp.	6,654	225,637
Intrepid Potash Inc.	1,694	9,385	(a)
Monsanto Co.	23,366	1,994,055
Rentech Inc.	372	2,083	(a)
The Mosaic Co.	16,802	522,710
The Scotts Miracle-Gro Co., Class A	674	40,993
		3,331,440
Food Distributors—0.1%
SpartanNash Co.	1,136	29,366
Sysco Corp.	27,584	1,074,948
The Andersons Inc.	859	29,258
The Chefs’ Warehouse Inc.	578	8,184	(a)
United Natural Foods Inc.	2,239	108,614	(a)
		1,250,370
Food Retail—0.1%
Casey’s General Stores Inc.	1,745	179,595
Fairway Group Holdings Corp.	674	708	(a)
Ingles Markets Inc., Class A	403	19,275
Natural Grocers by Vitamin Cottage Inc.	274	6,217	(a)
Smart & Final Stores Inc.	753	11,830	(a)
SUPERVALU Inc.	11,760	84,437	(a)
The Fresh Market Inc.	1,309	29,570	(a)

The Kroger Co.	48,518	1,750,044
Village Super Market Inc., Class A	215	5,076
Weis Markets Inc.	326	13,611
Whole Foods Market Inc.	17,851	564,984
		2,665,347
Footwear—0.2%
Crocs Inc.	2,327	30,076	(a)
Deckers Outdoor Corp.	1,462	84,884	(a)
NIKE Inc., Class B	33,802	4,156,632
Skechers U.S.A. Inc., Class A	634	85,007	(a)
Steven Madden Ltd.	1,682	61,595	(a)
Wolverine World Wide Inc.	3,097	67,019
		4,485,213
Forest Products—0.0% *
Boise Cascade Co.	1,209	30,491	(a)
Deltic Timber Corp.	336	20,096
Louisiana-Pacific Corp.	6,382	90,880	(a)
		141,467
Gas Utilities—0.1%
AGL Resources Inc.	5,976	364,775
Atmos Energy Corp.	1,506	87,619
Chesapeake Utilities Corp.	460	24,417
National Fuel Gas Co.	1,256	62,775
New Jersey Resources Corp.	2,561	76,907
Northwest Natural Gas Co.	813	37,268
ONE Gas Inc.	2,357	106,843
Piedmont Natural Gas Company Inc.	2,370	94,966
Questar Corp.	2,612	50,699
South Jersey Industries Inc.	2,070	52,267
Southwest Gas Corp.	1,406	81,998
The Laclede Group Inc.	1,313	71,598
UGI Corp.	2,568	89,417
WGL Holdings Inc.	2,236	128,950
		1,330,499
General Merchandise Stores—0.2%
Big Lots Inc.	2,255	108,060
Burlington Stores Inc.	2,271	115,912	(a)
Dollar General Corp.	14,803	1,072,329
Dollar Tree Inc.	11,714	780,855	(a)
Fred’s Inc., Class A	1,116	13,225
Ollie’s Bargain Outlet Holdings Inc.	271	4,382	(a)
Target Corp.	31,326	2,464,103
Tuesday Morning Corp.	1,314	7,109	(a)
		4,565,975
Gold—0.0% *
Newmont Mining Corp.	26,349	423,428
Royal Gold Inc.	969	45,524
		468,952
Health Care REITs—0.1%
Care Capital Properties Inc.	1,230	40,504
CareTrust REIT Inc.	1,453	16,491
HCP Inc.	23,003	856,862
Healthcare Realty Trust Inc.	3,018	74,997
LTC Properties Inc.	1,074	45,827
Medical Properties Trust Inc.	7,061	78,095
National Health Investors Inc.	1,139	65,481
New Senior Investment Group Inc.	2,484	25,983

Omega Healthcare Investors Inc.	2,404	84,501
Physicians Realty Trust	2,119	31,976
Sabra Health Care REIT Inc.	1,930	44,737
Senior Housing Properties Trust	3,530	57,186
Universal Health Realty Income Trust	381	17,884
Ventas Inc.	16,486	924,205
Welltower Inc.	17,490	1,184,423
		3,549,152
Healthcare Distributors—0.2%
Aceto Corp.	882	24,211
AmerisourceBergen Corp.	10,254	974,027
Cardinal Health Inc.	16,315	1,253,318
Henry Schein Inc.	4,167	553,044	(a)
McKesson Corp.	11,598	2,145,978
Owens & Minor Inc.	2,840	90,710
Patterson Companies Inc.	4,415	190,949
PharMerica Corp.	922	26,249	(a)
		5,258,486
Healthcare Equipment—0.6%
Abaxis Inc.	684	30,089
Abbott Laboratories	74,376	2,991,403
ABIOMED Inc.	1,258	116,692	(a)
Accuray Inc.	2,389	11,933	(a)
Analogic Corp.	379	31,093
AngioDynamics Inc.	758	9,998	(a)
AtriCure Inc.	857	18,777	(a)
Baxter International Inc.	27,117	890,793
Becton Dickinson and Co.	10,433	1,384,042
Boston Scientific Corp.	66,797	1,096,139	(a)
Cantel Medical Corp.	1,045	59,252
Cardiovascular Systems Inc.	956	15,143	(a)
ConforMIS Inc.	272	4,912	(a)
CONMED Corp.	839	40,054
Corindus Vascular Robotics Inc.	701	2,166	(a)
CR Bard Inc.	3,700	689,347
CryoLife Inc.	811	7,891
Cutera Inc.	448	5,860	(a)
Cyberonics Inc.	792	48,138	(a)
Cynosure Inc., Class A	674	20,247	(a)
Edwards Lifesciences Corp.	5,359	761,889	(a)
EndoChoice Holdings Inc.	131	1,488	(a)
Entellus Medical Inc.	169	3,045	(a)
Exactech Inc.	309	5,386	(a)
GenMark Diagnostics Inc.	1,285	10,113	(a)
Glaukos Corp.	188	4,548	(a)
Globus Medical Inc., Class A	2,097	43,324	(a)
Greatbatch Inc.	780	44,008	(a)
HeartWare International Inc.	523	27,358	(a)
Hill-Rom Holdings Inc.	838	43,568
Hologic Inc.	3,644	142,590	(a)
IDEXX Laboratories Inc.	1,367	101,500	(a)
Inogen Inc.	475	23,061	(a)
Insulet Corp.	1,720	44,565	(a)
Integra LifeSciences Holdings Corp.	846	50,379	(a)
Intuitive Surgical Inc.	1,837	844,248	(a)
Invacare Corp.	981	14,195
InVivo Therapeutics Holdings Corp.	826	7,120	(a)

Invuity Inc.	106	1,486	(a)
iRadimed Corp.	88	2,144	(a)
K2M Group Holdings Inc.	546	10,156	(a)
LeMaitre Vascular Inc.	362	4,413
Masimo Corp.	1,310	50,514	(a)
Natus Medical Inc.	1,003	39,568	(a)
Nevro Corp.	487	22,592	(a)
NuVasive Inc.	1,450	69,919	(a)
NxStage Medical Inc.	1,918	30,247	(a)
Orthofix International N.V.	568	19,170	(a)
ResMed Inc.	2,089	106,455
Rockwell Medical Inc.	1,518	11,704	(a)
SeaSpine Holdings Corp.	266	4,309	(a)
Second Sight Medical Products Inc.	368	2,182	(a)
Sirona Dental Systems Inc.	830	77,472	(a)
St Jude Medical Inc.	13,957	880,547
STERIS Corp.	2,693	174,964
Stryker Corp.	15,796	1,486,404
SurModics Inc.	404	8,823	(a)
Tandem Diabetes Care Inc.	547	4,819	(a)
Teleflex Inc.	618	76,762
Thoratec Corp.	2,445	154,671	(a)
TransEnterix Inc.	1,163	2,628	(a)
Varian Medical Systems Inc.	4,973	366,908	(a)
Veracyte Inc.	415	1,946	(a)
Wright Medical Group Inc.	1,555	32,686	(a)
Zeltiq Aesthetics Inc.	978	31,325	(a)
Zimmer Biomet Holdings Inc.	8,501	798,499
		14,119,667
Healthcare Facilities—0.1%
AAC Holdings Inc.	247	5,496	(a)
Amsurg Corp.	1,462	113,612	(a)
Capital Senior Living Corp.	891	17,865	(a)
Community Health Systems Inc.	1,756	75,104	(a)
Five Star Quality Care Inc.	1,327	4,100	(a)
Genesis Healthcare Inc.	1,127	6,909	(a)
Hanger Inc.	1,076	14,677	(a)
HCA Holdings Inc.	15,923	1,231,803	(a)
HealthSouth Corp.	2,754	105,671
Kindred Healthcare Inc.	2,528	39,816
LifePoint Health Inc.	660	46,794	(a)
National HealthCare Corp.	303	18,450
Select Medical Holdings Corp.	3,120	33,665
Surgical Care Affiliates Inc.	651	21,281	(a)
Tenet Healthcare Corp.	4,944	182,532	(a)
The Ensign Group Inc.	772	32,910
Universal Health Services Inc., Class B	4,542	566,887
US Physical Therapy Inc.	371	16,654
VCA Inc.	1,206	63,496	(a)
		2,597,722
Healthcare Services—0.2%
Addus HomeCare Corp.	190	5,919	(a)
Adeptus Health Inc., Class A	187	15,102	(a)
Air Methods Corp.	1,191	40,601	(a)
Alliance HealthCare Services Inc.	153	1,493	(a)
Almost Family Inc.	225	9,011	(a)

Amedisys Inc.	854	32,426	(a)
AMN Healthcare Services Inc.	1,421	42,644	(a)
BioScrip Inc.	2,002	3,744	(a)
BioTelemetry Inc.	835	10,220	(a)
Chemed Corp.	516	68,871
Civitas Solutions Inc.	350	8,022	(a)
CorVel Corp.	268	8,656	(a)
Cross Country Healthcare Inc.	961	13,079	(a)
DaVita Healthcare Partners Inc.	8,568	619,724	(a)
Diplomat Pharmacy Inc.	1,095	31,459	(a)
ExamWorks Group Inc.	1,251	36,579	(a)
Express Scripts Holding Co.	33,667	2,725,680	(a)
Healthways Inc.	922	10,253	(a)
IPC Healthcare Inc.	527	40,943	(a)
Laboratory Corporation of America Holdings	5,003	542,675	(a)
Landauer Inc.	282	10,431
LHC Group Inc.	381	17,057	(a)
MEDNAX Inc.	1,398	107,353	(a)
National Research Corp., Class A	321	3,833
Quest Diagnostics Inc.	7,157	439,941
RadNet Inc.	1,032	5,728	(a)
Team Health Holdings Inc.	2,174	117,461	(a)
Teladoc Inc.	257	5,729	(a)
The Providence Service Corp.	411	17,911	(a)
		4,992,545
Healthcare Supplies—0.1%
Align Technology Inc.	1,083	61,471	(a)
Anika Therapeutics Inc.	437	13,910	(a)
Antares Pharma Inc.	4,824	8,201	(a)
Atrion Corp.	43	16,123
Cerus Corp.	2,865	13,007	(a)
DENTSPLY International Inc.	6,967	352,321
Endologix Inc.	2,040	25,010	(a)
Haemonetics Corp.	1,578	51,001	(a)
Halyard Health Inc.	2,111	60,037	(a)
ICU Medical Inc.	431	47,195	(a)
Lantheus Holdings Inc.	293	1,260	(a)
LDR Holding Corp.	750	25,898	(a)
Meridian Bioscience Inc.	1,262	21,580
Merit Medical Systems Inc.	1,340	32,039	(a)
Neogen Corp.	1,121	50,434	(a)
OraSure Technologies Inc.	1,698	7,539	(a)
Quidel Corp.	875	16,520	(a)
RTI Surgical Inc.	1,713	9,730	(a)
Sientra Inc.	196	1,989	(a)
STAAR Surgical Co.	1,167	9,056	(a)
The Cooper Companies Inc.	722	107,477
The Spectranetics Corp.	1,283	15,127	(a)
Unilife Corp.	3,630	3,557	(a)
Utah Medical Products Inc.	114	6,141
Vascular Solutions Inc.	528	17,112	(a)
West Pharmaceutical Services Inc.	3,246	175,674
		1,149,409
Healthcare Technology—0.1%
Allscripts Healthcare Solutions Inc.	2,808	34,819	(a)
Castlight Health Inc., Class B	1,041	4,372	(a)
Cerner Corp.	15,258	914,870	(a)

Computer Programs & Systems Inc.	338	14,240
Connecture Inc.	211	962	(a)
Evolent Health Inc. Class A	362	5,778	(a)
HealthStream Inc.	763	16,641	(a)
HMS Holdings Corp.	2,694	23,626	(a)
Imprivata Inc.	282	5,011	(a)
MedAssets Inc.	1,843	36,971	(a)
Medidata Solutions Inc.	1,652	69,566	(a)
Merge Healthcare Inc.	2,086	14,811	(a)
Omnicell Inc.	1,094	34,023	(a)
Press Ganey Holdings Inc.	325	9,617	(a)
Quality Systems Inc.	1,496	18,670
Vocera Communications Inc.	798	9,105	(a)
		1,213,082
Heavy Electrical Equipment—0.0% *
AZZ Inc.	782	38,075
Power Solutions International Inc.	142	3,225	(a)
PowerSecure International Inc.	706	8,133	(a)
		49,433
Home Building—0.1%
Beazer Homes USA Inc.	942	12,557	(a)
Cavco Industries Inc.	268	18,248	(a)
Century Communities Inc.	477	9,468	(a)
DR Horton Inc.	16,268	477,628
Green Brick Partners Inc.	614	6,650	(a)
Hovnanian Enterprises Inc., Class A	3,563	6,307	(a)
Installed Building Products Inc.	598	15,117	(a)
KB Home	3,839	52,018
Lennar Corp., Class A	8,672	417,383
LGI Homes Inc.	443	12,045	(a)
M/I Homes Inc.	749	17,661	(a)
MDC Holdings Inc.	1,769	46,312
Meritage Homes Corp.	1,209	44,153	(a)
NVR Inc.	57	86,938	(a)
PulteGroup Inc.	16,350	308,525
Standard Pacific Corp.	4,366	34,928	(a)
Taylor Morrison Home Corp., Class A	987	18,417	(a)
The New Home Company Inc.	290	3,756	(a)
The Ryland Group Inc.	1,423	58,101
Toll Brothers Inc.	2,411	82,553	(a)
TRI Pointe Group Inc.	7,076	92,625	(a)
WCI Communities Inc.	484	10,953	(a)
William Lyon Homes, Class A	600	12,360	(a)
		1,844,703
Home Entertainment Software—0.1%
Activision Blizzard Inc.	24,965	771,169
Electronic Arts Inc.	15,492	1,049,583	(a)
Take-Two Interactive Software Inc.	2,530	72,687	(a)
		1,893,439
Home Furnishing Retail—0.0% *
Aaron’s Inc.	960	34,665
Bed Bath & Beyond Inc.	8,536	486,723	(a)
Haverty Furniture Companies Inc.	619	14,534
Kirkland’s Inc.	515	11,093
Mattress Firm Holding Corp.	622	25,975	(a)
Pier 1 Imports Inc.	2,736	18,878

Restoration Hardware Holdings Inc.	1,006	93,870	(a)
Select Comfort Corp.	1,586	34,702	(a)
Williams-Sonoma Inc.	1,252	95,590
		816,030
Home Furnishings—0.0% *
Bassett Furniture Industries Inc.	333	9,274
Ethan Allen Interiors Inc.	770	20,336
Flexsteel Industries Inc.	170	5,313
Hooker Furniture Corp.	331	7,792
La-Z-Boy Inc.	1,520	40,371
Leggett & Platt Inc.	6,866	283,222
Mohawk Industries Inc.	3,174	577,001	(a)
Tempur Sealy International Inc.	920	65,716	(a)
		1,009,025
Home Improvement Retail—0.4%
Lowe’s Companies Inc.	46,161	3,181,416
Lumber Liquidators Holdings Inc.	815	10,709	(a)
The Home Depot Inc.	63,979	7,388,935
Tile Shop Holdings Inc.	842	10,087	(a)
		10,591,147
Hotel & Resort REITs—0.1%
Ashford Hospitality Prime Inc.	845	11,855
Ashford Hospitality Trust Inc.	2,588	15,787
Chatham Lodging Trust	1,161	24,938
Chesapeake Lodging Trust	1,785	46,517
DiamondRock Hospitality Co.	5,999	66,289
FelCor Lodging Trust Inc.	4,231	29,913
Hersha Hospitality Trust	1,492	33,809
Hospitality Properties Trust	2,252	57,606
Host Hotels & Resorts Inc.	37,750	596,828
LaSalle Hotel Properties	5,066	143,824
Pebblebrook Hotel Trust	2,154	76,359
RLJ Lodging Trust	3,975	100,448
Ryman Hospitality Properties Inc.	1,308	64,393
Strategic Hotels & Resorts Inc.	8,299	114,443	(a)
Summit Hotel Properties Inc.	2,630	30,692
Sunstone Hotel Investors Inc.	6,233	82,463
Xenia Hotels & Resorts Inc.	3,345	58,404
		1,554,568
Hotels, Resorts & Cruise Lines—0.2%
Carnival Corp.	23,080	1,147,076
Diamond Resorts International Inc.	1,265	29,588	(a)
Interval Leisure Group Inc.	1,183	21,720
La Quinta Holdings Inc.	2,836	44,752	(a)
Marriott International Inc., Class A	9,953	678,795
Marriott Vacations Worldwide Corp.	777	52,945
Morgans Hotel Group Co.	842	2,795	(a)
Royal Caribbean Cruises Ltd.	8,554	762,076
Starwood Hotels & Resorts Worldwide Inc.	8,515	566,077
The Marcus Corp.	547	10,579
Wyndham Worldwide Corp.	5,982	430,106
		3,746,509
Household Appliances—0.0% *
Helen of Troy Ltd.	855	76,351	(a)
iRobot Corp.	901	26,255	(a)
NACCO Industries Inc., Class A	130	6,182
Whirlpool Corp.	3,919	577,112
		685,900

Household Products—0.6%
Central Garden & Pet Co., Class A	1,267	20,411	(a)
Church & Dwight Company Inc.	1,946	163,270
Colgate-Palmolive Co.	44,928	2,851,131
Energizer Holdings Inc.	924	35,768
HRG Group Inc.	2,385	27,976	(a)
Kimberly-Clark Corp.	18,141	1,978,095
Oil-Dri Corporation of America	146	3,343
Orchids Paper Products Co.	273	7,125
The Clorox Co.	6,419	741,587
The Procter & Gamble Co.	135,170	9,724,130
WD-40 Co.	441	39,280
		15,592,116
Housewares & Specialties—0.0% *
CSS Industries Inc.	277	7,296
Jarden Corp.	2,949	144,147	(a)
Libbey Inc.	665	21,686
Lifetime Brands Inc.	312	4,362
Newell Rubbermaid Inc.	13,388	531,637
Tupperware Brands Corp.	741	36,672
		745,800
Human Resource & Employment Services—0.0% *
Barrett Business Services Inc.	218	9,359
CDI Corp.	430	3,676
GP Strategies Corp.	404	9,219	(a)
Heidrick & Struggles International Inc.	559	10,873
Insperity Inc.	587	25,787
Kelly Services Inc., Class A	820	11,595
Kforce Inc.	744	19,552
Korn/Ferry International	1,499	49,572
ManpowerGroup Inc.	1,141	93,436
On Assignment Inc.	1,543	56,937	(a)
Robert Half International Inc.	6,730	344,307
Towers Watson & Co., Class A	1,030	120,901
TriNet Group Inc.	1,249	20,983	(a)
TrueBlue Inc.	1,272	28,582	(a)
Volt Information Sciences Inc.	290	2,639	(a)
WageWorks Inc.	1,082	48,777	(a)
		856,195
Hypermarkets & Super Centers—0.3%
Costco Wholesale Corp.	21,897	3,165,650
PriceSmart Inc.	589	45,553
Wal-Mart Stores Inc.	78,625	5,098,045
		8,309,248
Independent Power Producers & Energy Traders—0.0% *
AES Corp.	34,002	332,880
Atlantic Power Corp.	3,741	6,958
Dynegy Inc.	3,826	79,083	(a)
NRG Energy Inc.	16,616	246,748
NRG Yield Inc., Class A	1,044	11,641
NRG Yield Inc., Class C	1,854	21,525
Talen Energy Corp.	3,514	35,491	(a)
		734,326
Industrial Conglomerates—0.8%
3M Co.	31,133	4,413,726
Carlisle Companies Inc.	969	84,671
Danaher Corp.	29,698	2,530,567

General Electric Co.	503,092	12,687,980	(c)
Raven Industries Inc.	1,137	19,272
Roper Technologies Inc.	5,009	784,910
		20,521,126
Industrial Gases—0.1%
Air Products & Chemicals Inc.	9,631	1,228,723
Airgas Inc.	3,387	302,561
Praxair Inc.	14,277	1,454,255
		2,985,539
Industrial Machinery—0.3%
Actuant Corp., Class A	1,815	33,378
Albany International Corp., Class A	854	24,433
Altra Industrial Motion Corp.	795	18,380
Barnes Group Inc.	1,628	58,689
Blount International Inc.	1,516	8,444	(a)
Briggs & Stratton Corp.	1,354	26,146
Chart Industries Inc.	924	17,750	(a)
CIRCOR International Inc.	519	20,822
CLARCOR Inc.	2,242	106,899
Columbus McKinnon Corp.	599	10,878
Crane Co.	730	34,025
Donaldson Company Inc.	1,867	52,425
Dover Corp.	7,799	445,947
EnPro Industries Inc.	690	27,027
ESCO Technologies Inc.	785	28,182
Flowserve Corp.	6,711	276,091
Global Brass & Copper Holdings Inc.	612	12,552
Graco Inc.	858	57,512
Graham Corp.	318	5,613
Harsco Corp.	2,420	21,949
Hillenbrand Inc.	1,907	49,601
Hurco Companies Inc.	204	5,353
Hyster-Yale Materials Handling Inc.	285	16,482
IDEX Corp.	1,150	81,995
Illinois Tool Works Inc.	16,438	1,353,012
Ingersoll-Rand PLC	13,190	669,656
ITT Corp.	1,329	44,429
John Bean Technologies Corp.	884	33,813
Kadant Inc.	329	12,834
Kennametal Inc.	1,181	29,395
LB Foster Co., Class A	317	3,893
Lincoln Electric Holdings Inc.	1,012	53,059
Lydall Inc.	511	14,558	(a)
Milacron Holdings Corp.	394	6,915	(a)
Mueller Industries Inc.	1,692	50,049
Mueller Water Products Inc., Class A	4,881	37,388
NN Inc.	787	14,560
Nordson Corp.	850	53,499
Omega Flex Inc.	91	3,039
Parker-Hannifin Corp.	6,910	672,343
Proto Labs Inc.	707	47,369	(a)
RBC Bearings Inc.	707	42,229	(a)
Rexnord Corp.	3,092	52,502	(a)
Snap-on Inc.	2,906	438,632
Standex International Corp.	388	29,236
Stanley Black & Decker Inc.	7,660	742,867
Sun Hydraulics Corp.	685	18,817

Tennant Co.	558	31,348
The ExOne Co.	287	1,926	(a)
The Gorman-Rupp Co.	567	13,591
The Timken Co.	1,085	29,827
TriMas Corp.	1,376	22,498	(a)
Valmont Industries Inc.	346	32,832
Watts Water Technologies Inc., Class A	854	45,108
Woodward Inc.	2,808	114,286
Xerium Technologies Inc.	330	4,283	(a)
Xylem Inc.	9,037	296,865
		6,457,231
Industrial REITs—0.1%
DCT Industrial Trust Inc.	2,674	90,007
EastGroup Properties Inc.	978	52,988
First Industrial Realty Trust Inc.	3,309	69,324
Monmouth Real Estate Investment Corp., Class A	1,837	17,911
Prologis Inc.	26,110	1,015,679
Rexford Industrial Realty Inc.	1,725	23,788
STAG Industrial Inc.	1,964	35,764
Terreno Realty Corp.	1,299	25,512
		1,330,973
Insurance Brokers—0.1%
Aon PLC	14,037	1,243,819
Arthur J Gallagher & Co.	2,594	107,080
Brown & Brown Inc.	1,738	53,826
Crawford & Co., Class B	883	4,954
eHealth Inc.	525	6,725	(a)
Marsh & McLennan Companies Inc.	26,402	1,378,712
Patriot National Inc.	265	4,195	(a)
		2,799,311
Integrated Oil & Gas—1.0%
Chevron Corp.	93,934	7,409,514
Exxon Mobil Corp.	208,316	15,488,295
Occidental Petroleum Corp.	38,121	2,521,704
		25,419,513
Integrated Telecommunication Services—0.8%
AT&T Inc.	306,965	10,000,920
Atlantic Tele-Network Inc.	309	22,844
CenturyLink Inc.	28,088	705,571
Cincinnati Bell Inc.	6,401	19,971	(a)
Consolidated Communications Holdings Inc.	1,525	29,387
Fairpoint Communications Inc.	623	9,600	(a)
Frontier Communications Corp.	57,462	272,944
General Communication Inc., Class A	1,061	18,313	(a)
Hawaiian Telcom Holdco Inc.	333	6,920	(a)
IDT Corp., Class B	529	7,565
Verizon Communications Inc.	202,852	8,826,090
Windstream Holdings Inc.	3,011	18,488
		19,938,613
Internet Retail—0.7%
1-800-Flowers.com Inc., Class A	748	6,807	(a)
Amazon.com Inc.	19,134	9,794,503	(a)
Blue Nile Inc.	369	12,376	(a)
Etsy Inc.	582	7,968	(a)
Expedia Inc.	4,968	584,634
FTD Companies Inc.	550	16,390	(a)
Lands’ End Inc.	490	13,235	(a)

Liberty TripAdvisor Holdings Inc., Class A	2,211	49,018	(a)
Netflix Inc.	21,241	2,193,346	(a)
Nutrisystem Inc.	873	23,152
Overstock.com Inc.	368	6,315	(a)
PetMed Express Inc.	603	9,708
Shutterfly Inc.	1,136	40,612	(a)
The Priceline Group Inc.	2,532	3,131,729	(a)
TripAdvisor Inc.	5,578	351,526	(a)
Wayfair Inc., Class A	605	21,211	(a)
zulily Inc., Class A	1,981	34,469	(a)
		16,296,999
Internet Software & Services—1.4%
Actua Corp.	1,217	14,312	(a)
Akamai Technologies Inc.	8,897	614,427	(a)
Alarm.com Holdings Inc.	193	2,250	(a)
Amber Road Inc.	538	2,270	(a)
Angie’s List Inc.	1,375	6,930	(a)
Apigee Corp.	151	1,593	(a)
Appfolio Inc. Class A	136	2,292	(a)
Bankrate Inc.	2,016	20,866	(a)
Bazaarvoice Inc.	1,887	8,510	(a)
Benefitfocus Inc.	245	7,656	(a)
Blucora Inc.	1,234	16,992	(a)
Box Inc., Class A	389	4,894	(a)
Brightcove Inc.	1,016	4,999	(a)
Carbonite Inc.	551	6,133	(a)
Care.com Inc.	588	3,022	(a)
ChannelAdvisor Corp.	667	6,630	(a)
comScore Inc.	1,041	48,042	(a)
Constant Contact Inc.	973	23,586	(a)
Cornerstone OnDemand Inc.	1,630	53,790	(a)
Coupons.com Inc.	1,838	16,542	(a)
Cvent Inc.	703	23,663	(a)
Dealertrack Technologies Inc.	1,659	104,782	(a)
Demandware Inc.	1,010	52,197	(a)
DHI Group Inc.	1,377	10,066	(a)
EarthLink Holdings Corp.	3,107	24,173
eBay Inc.	55,922	1,366,734	(a)
Endurance International Group Holdings Inc.	1,776	23,727	(a)
Envestnet Inc.	1,067	31,978	(a)
Everyday Health Inc.	667	6,096	(a)
Facebook Inc., Class A	112,653	10,127,505	(a)
Five9 Inc.	722	2,671	(a)
Gogo Inc.	1,695	25,900	(a)
Google Inc., Class A	14,464	9,233,384	(a)
Google Inc., Class C	14,753	8,976,020	(a)
GrubHub Inc.	2,276	55,398	(a)
GTT Communications Inc.	735	17,096	(a)
Hortonworks Inc.	233	5,100	(a)
Internap Corp.	1,667	10,219	(a)
IntraLinks Holdings Inc.	1,200	9,948	(a)
j2 Global Inc.	1,447	102,520
Limelight Networks Inc.	1,908	3,644	(a)
Liquidity Services Inc.	752	5,557	(a)
LivePerson Inc.	1,717	12,981	(a)
LogMeIn Inc.	745	50,779	(a)
Marchex Inc., Class B	1,006	4,054

Marin Software Inc.	901	2,820	(a)
Marketo Inc.	1,049	29,813	(a)
MaxPoint Interactive Inc.	209	853	(a)
Millennial Media Inc.	3,669	6,421	(a)
MINDBODY Inc.	180	2,813	(a)
Monster Worldwide Inc.	2,746	17,629	(a)
New Relic Inc.	179	6,822	(a)
NIC Inc.	1,983	35,119
OPOWER Inc.	810	7,217	(a)
Q2 Holdings Inc.	585	14,461	(a)
QuinStreet Inc.	1,055	5,855	(a)
Rackspace Hosting Inc.	1,798	44,375	(a)
RealNetworks Inc.	647	2,646	(a)
Reis Inc.	271	6,138
RetailMeNot Inc.	1,160	9,558	(a)
Rocket Fuel Inc.	813	3,797	(a)
SciQuest Inc.	825	8,250	(a)
Shutterstock Inc.	594	17,963	(a)
SPS Commerce Inc.	501	34,013	(a)
Stamps.com Inc.	431	31,898	(a)
TechTarget Inc.	584	4,976	(a)
Textura Corp.	604	15,607	(a)
Travelzoo Inc.	237	1,960	(a)
TrueCar Inc.	1,467	7,643	(a)
United Online Inc.	456	4,560	(a)
VeriSign Inc.	4,984	351,671	(a)
Web.com Group Inc.	1,326	27,952	(a)
WebMD Health Corp.	1,144	45,577	(a)
Xactly Corp.	161	1,256	(a)
XO Group Inc.	788	11,134	(a)
Xoom Corp.	963	23,959	(a)
Yahoo! Inc.	43,179	1,248,305	(a)
		33,184,989
Investment Banking & Brokerage—0.3%
BGC Partners Inc., Class A	5,454	44,832
Cowen Group Inc., Class A	3,397	15,490	(a)
E*TRADE Financial Corp.	14,444	380,310	(a)
Evercore Partners Inc., Class A	1,050	52,752
Greenhill & Company Inc.	885	25,196
Houlihan Lokey Inc.	352	7,674	(a)
INTL. FCStone Inc.	452	11,160	(a)
Investment Technology Group Inc.	1,040	13,874
KCG Holdings Inc., Class A	966	10,597	(a)
Ladenburg Thalmann Financial Services Inc.	3,202	6,756	(a)
Moelis & Co., Class A	518	13,603
Morgan Stanley	75,964	2,392,866
Oppenheimer Holdings Inc., Class A	308	6,163
Piper Jaffray Cos.	440	15,915	(a)
Raymond James Financial Inc.	1,905	94,545
RCS Capital Corp., Class A	1,516	1,228	(a)
Stifel Financial Corp.	3,069	129,205	(a)
The Charles Schwab Corp.	59,784	1,707,431
The Goldman Sachs Group Inc.	20,071	3,487,537
Virtu Financial Inc., Class A	584	13,385
		8,430,519
IT Consulting & Other Services—0.5%
6D Global Technologies Inc.	607	1,766	(a,d)
Accenture PLC, Class A	31,202	3,065,908

Acxiom Corp.	3,535	69,852	(a)
CACI International Inc., Class A	724	53,554	(a)
CIBER Inc.	2,449	7,788	(a)
Cognizant Technology Solutions Corp., Class A	30,418	1,904,471	(a)
Datalink Corp.	673	4,018	(a)
EPAM Systems Inc.	1,470	109,544	(a)
Forrester Research Inc.	304	9,558
Gartner Inc.	1,234	103,570	(a)
International Business Machines Corp.	45,007	6,524,665
Leidos Holdings Inc.	953	39,368
Lionbridge Technologies Inc.	1,954	9,653	(a)
ManTech International Corp., Class A	737	18,941
Perficient Inc.	1,006	15,522	(a)
PFSweb Inc.	371	5,276	(a)
Science Applications International Corp.	2,014	80,983
ServiceSource International Inc.	1,741	6,964	(a)
Teradata Corp.	7,062	204,515	(a)
The Hackett Group Inc.	716	9,845
Unisys Corp.	1,523	18,124	(a)
Virtusa Corp.	900	46,179	(a)
		12,310,064
Leisure Facilities—0.0% *
ClubCorp Holdings Inc.	1,326	28,456
International Speedway Corp., Class A	1,233	39,111
Intrawest Resorts Holdings Inc.	552	4,780	(a)
Planet Fitness Inc.	458	7,850	(a)
SeaWorld Entertainment Inc.	2,075	36,956
Speedway Motorsports Inc.	350	6,317
Vail Resorts Inc.	1,095	114,625
		238,095
Leisure Products—0.0% *
Arctic Cat Inc.	398	8,828
Black Diamond Inc.	713	4,478	(a)
Brunswick Corp.	1,367	65,466
Callaway Golf Co.	2,354	19,656
Escalade Inc.	302	4,771
Hasbro Inc.	5,582	402,685
JAKKS Pacific Inc.	594	5,061	(a)
Johnson Outdoors Inc., Class A	147	3,102
Malibu Boats Inc., Class A	550	7,689	(a)
Marine Products Corp.	339	2,353
Mattel Inc.	16,858	355,029
MCBC Holdings Inc.	154	1,996	(a)
Nautilus Inc.	951	14,265	(a)
Polaris Industries Inc.	914	109,561
Smith & Wesson Holding Corp.	1,635	27,582	(a)
Sturm Ruger & Company Inc.	565	33,160
Vista Outdoor Inc.	939	41,720	(a)
		1,107,402
Life & Health Insurance—0.3%
Aflac Inc.	21,618	1,256,654
American Equity Investment Life Holding Co.	2,421	56,433
Citizens Inc.	1,530	11,353	(a)
CNO Financial Group Inc.	8,747	164,531
FBL Financial Group Inc., Class A	287	17,656
Fidelity & Guaranty Life	347	8,515
Independence Holding Co.	199	2,579

Kansas City Life Insurance Co.	90	4,229
Lincoln National Corp.	12,607	598,328
MetLife Inc.	55,594	2,621,257
National Western Life Insurance Co., Class A	69	15,366
Primerica Inc.	2,299	103,616
Principal Financial Group Inc.	13,655	646,428
Prudential Financial Inc.	22,570	1,720,060
StanCorp Financial Group Inc.	629	71,832
Symetra Financial Corp.	2,277	72,044
Torchmark Corp.	5,809	327,628
Unum Group	12,432	398,819
		8,097,328
Life Sciences Tools & Services—0.2%
Accelerate Diagnostics Inc.	648	10,485	(a)
Affymetrix Inc.	2,347	20,043	(a)
Agilent Technologies Inc.	16,601	569,912
Albany Molecular Research Inc.	748	13,030	(a)
Bio-Rad Laboratories Inc., Class A	307	41,233	(a)
Bio-Techne Corp.	552	51,038
Cambrex Corp.	950	37,696	(a)
Charles River Laboratories International Inc.	695	44,146	(a)
Fluidigm Corp.	868	7,040	(a)
Harvard Bioscience Inc.	995	3,761	(a)
INC Research Holdings Inc., Class A	390	15,600	(a)
Luminex Corp.	1,290	21,814	(a)
Mettler-Toledo International Inc.	412	117,313	(a)
NanoString Technologies Inc.	394	6,304	(a)
NeoGenomics Inc.	1,647	9,437	(a)
Pacific Biosciences of California Inc.	1,852	6,778	(a)
PAREXEL International Corp.	2,484	153,809	(a)
PerkinElmer Inc.	5,640	259,215
PRA Health Sciences Inc.	596	23,143	(a)
Sequenom Inc.	3,559	6,228	(a)
Thermo Fisher Scientific Inc.	19,833	2,425,179
Waters Corp.	4,121	487,144	(a)
		4,330,348
Managed Healthcare—0.5%
Aetna Inc.	17,399	1,903,625
Anthem Inc.	13,050	1,827,000
Centene Corp.	1,770	95,987	(a)
Cigna Corp.	12,823	1,731,361
Health Net Inc.	1,149	69,193	(a)
HealthEquity Inc.	1,099	32,475	(a)
Humana Inc.	7,380	1,321,020
Magellan Health Inc.	812	45,009	(a)
Molina Healthcare Inc.	1,790	123,242	(a)
Triple-S Management Corp., Class B	727	12,948	(a)
Trupanion Inc.	490	3,700	(a)
UnitedHealth Group Inc.	47,604	5,522,540
Universal American Corp.	1,535	10,499	(a)
WellCare Health Plans Inc.	1,982	170,809	(a)
		12,869,408
Marine—0.0% *
Eagle Bulk Shipping Inc.	670	3,973	(a)
Kirby Corp.	814	50,427	(a)
Matson Inc.	1,298	49,960

Scorpio Bulkers Inc.	9,549	13,942	(a)
Ultrapetrol Bahamas Ltd.	807	331	(a)
		118,633
Metal & Glass Containers—0.0% *
AptarGroup Inc.	933	61,541
Ball Corp.	6,869	427,252
Berry Plastics Group Inc.	3,599	108,222	(a)
Greif Inc., Class A	1,310	41,802
Myers Industries Inc.	727	9,742
Owens-Illinois Inc.	8,035	166,485	(a)
Silgan Holdings Inc.	602	31,328
		846,372
Mortgage REITs—0.0% *
AG Mortgage Investment Trust Inc.	859	13,074
Altisource Residential Corp.	1,728	24,054
American Capital Mortgage Investment Corp.	1,551	22,862
Anworth Mortgage Asset Corp.	3,146	15,541
Apollo Commercial Real Estate Finance Inc.	1,757	27,602
Apollo Residential Mortgage Inc.	942	11,926
Ares Commercial Real Estate Corp.	798	9,568
ARMOUR Residential REIT Inc.	1,334	26,733
Capstead Mortgage Corp.	2,916	28,839
Colony Capital Inc., Class A	3,359	65,702
CYS Investments Inc.	4,802	34,862
Dynex Capital Inc.	1,610	10,562
Great Ajax Corp.	127	1,571
Hannon Armstrong Sustainable Infrastructure Capital Inc.	976	16,807
Hatteras Financial Corp.	2,926	44,329
Invesco Mortgage Capital Inc.	3,771	46,157
iStar Inc.	2,497	31,412	(a)
Ladder Capital Corp., Class A	1,182	16,926
New Residential Investment Corp.	6,950	91,045
New York Mortgage Trust Inc.	3,329	18,276
Orchid Island Capital Inc.	629	5,818
PennyMac Mortgage Investment Trust	2,263	35,009
Redwood Trust Inc.	2,508	34,711
Resource Capital Corp.	1,036	11,572
United Development Funding IV	936	16,474
Western Asset Mortgage Capital Corp.	1,285	16,204
		677,636
Motorcycle Manufacturers—0.0% *
Harley-Davidson Inc.	10,416	571,838
Movies & Entertainment—0.6%
AMC Entertainment Holdings Inc., Class A	645	16,248
Carmike Cinemas Inc.	741	14,887	(a)
Cinemark Holdings Inc.	1,568	50,944
DreamWorks Animation SKG Inc., Class A	3,352	58,492	(a)
Global Eagle Entertainment Inc.	1,391	15,969	(a)
Live Nation Entertainment Inc.	2,166	52,071	(a)
Reading International Inc., Class A	514	6,512	(a)
Rentrak Corp.	384	20,763	(a)
SFX Entertainment Inc.	1,383	705	(a)
The Walt Disney Co.	77,351	7,905,272
Time Warner Inc.	40,717	2,799,294
Twenty-First Century Fox Inc., Class A	60,918	1,643,568

Twenty-First Century Fox Inc., Class B	21,506	582,167
Viacom Inc., Class B	17,325	747,574
World Wrestling Entertainment Inc., Class A	908	15,345
		13,929,811
Multi-Line Insurance—0.2%
American Financial Group Inc.	1,068	73,596
American International Group Inc.	64,475	3,663,470
Assurant Inc.	3,384	267,370
Genworth Financial Inc., Class A	25,939	119,838	(a)
HCC Insurance Holdings Inc.	1,421	110,085
Horace Mann Educators Corp.	1,241	41,226
Kemper Corp.	2,038	72,084
Loews Corp.	14,321	517,561
National General Holdings Corp.	1,181	22,781
The Hartford Financial Services Group Inc.	20,691	947,234
		5,835,245
Multi-Sector Holdings—0.5%
Berkshire Hathaway Inc., Class B	93,530	12,196,312	(a)
FNFV Group	2,425	28,421	(a)
Leucadia National Corp.	16,811	340,591
PICO Holdings Inc.	676	6,544	(a)
		12,571,868
Multi-Utilities—0.5%
Alliant Energy Corp.	1,683	98,439
Ameren Corp.	12,089	511,002
Avista Corp.	1,888	62,776
Black Hills Corp.	2,022	83,590
CenterPoint Energy Inc.	21,435	386,687
CMS Energy Corp.	13,751	485,685
Consolidated Edison Inc.	14,593	975,542
Dominion Resources Inc.	29,569	2,081,066
DTE Energy Co.	8,935	718,106
MDU Resources Group Inc.	2,900	49,880
NiSource Inc.	15,813	293,331
NorthWestern Corp.	1,414	76,116
PG&E Corp.	24,389	1,287,739
Public Service Enterprise Group Inc.	25,204	1,062,601
SCANA Corp.	7,121	400,628
Sempra Energy	11,750	1,136,460
TECO Energy Inc.	11,715	307,636
Vectren Corp.	1,228	51,588
WEC Energy Group Inc.	15,706	820,167
		10,889,039
Office REITs—0.1%
Alexandria Real Estate Equities Inc.	1,075	91,020
BioMed Realty Trust Inc.	3,004	60,020
Boston Properties Inc.	7,644	905,050
Corporate Office Properties Trust	1,406	29,568
Douglas Emmett Inc.	2,066	59,336
Easterly Government Properties Inc.	416	6,635
Franklin Street Properties Corp.	2,715	29,186
Government Properties Income Trust	2,132	34,112
Gramercy Property Trust Inc.	1,705	35,413
Highwoods Properties Inc.	4,241	164,339
Hudson Pacific Properties Inc.	2,237	64,403
Kilroy Realty Corp.	1,370	89,269
Mack-Cali Realty Corp.	3,986	75,256

New York REIT Inc.	4,935	49,646
Parkway Properties Inc.	2,573	40,036
SL Green Realty Corp.	4,962	536,690
Vornado Realty Trust	8,844	799,674
		3,069,653
Office Services & Supplies—0.0% *
ACCO Brands Corp.	3,334	23,571	(a)
ARC Document Solutions Inc.	1,235	7,348	(a)
Essendant Inc.	1,130	36,646
Herman Miller Inc.	2,693	77,666
HNI Corp.	1,985	85,157
Interface Inc.	1,964	44,072
Kimball International Inc., Class B	1,026	9,706
Knoll Inc.	1,479	32,509
MSA Safety Inc.	1,357	54,239
NL Industries Inc.	176	526	(a)
Pitney Bowes Inc.	10,020	198,897
Steelcase Inc., Class A	2,469	45,454
West Corp.	1,592	35,661
		651,452
Oil & Gas Drilling—0.0% *
Atwood Oceanics Inc.	2,824	41,823
Diamond Offshore Drilling Inc.	3,348	57,920
Ensco PLC, Class A	11,676	164,398
Helmerich & Payne Inc.	5,364	253,503
Independence Contract Drilling Inc.	499	2,485	(a)
Nabors Industries Ltd.	4,337	40,985
Parker Drilling Co.	3,775	9,928	(a)
Patterson-UTI Energy Inc.	2,187	28,737
Pioneer Energy Services Corp.	1,997	4,194	(a)
Rowan Companies PLC, Class A	1,854	29,942
Unit Corp.	1,518	17,093	(a)
		651,008
Oil & Gas Equipment & Services—0.4%
Baker Hughes Inc.	21,657	1,127,030
Basic Energy Services Inc.	1,313	4,333	(a)
Bristow Group Inc.	1,055	27,599
C&J Energy Services Ltd.	1,693	5,959	(a)
Cameron International Corp.	9,537	584,809	(a)
CARBO Ceramics Inc.	590	11,204
Dril-Quip Inc.	575	33,477	(a)
Era Group Inc.	632	9,461	(a)
Exterran Holdings Inc.	2,100	37,800
Fairmount Santrol Holdings Inc.	1,982	5,351	(a)
FMC Technologies Inc.	11,505	356,655	(a)
Forum Energy Technologies Inc.	1,794	21,905	(a)
Geospace Technologies Corp.	408	5,635	(a)
Gulfmark Offshore Inc., Class A	795	4,857
Halliburton Co.	42,394	1,498,628
Helix Energy Solutions Group Inc.	4,706	22,542	(a)
Hornbeck Offshore Services Inc.	966	13,070	(a)
ION Geophysical Corp.	4,117	1,606	(a)
Key Energy Services Inc.	4,123	1,938	(a)
Matrix Service Co.	803	18,043	(a)
McDermott International Inc.	7,231	31,093	(a)
National Oilwell Varco Inc.	19,325	727,586
Natural Gas Services Group Inc.	389	7,508	(a)

Newpark Resources Inc.	2,540	13,005	(a)
Oceaneering International Inc.	1,454	57,113
Oil States International Inc.	2,325	60,752	(a)
PHI Inc.	369	6,967	(a)
RigNet Inc.	361	9,206	(a)
Schlumberger Ltd.	63,143	4,354,973
SEACOR Holdings Inc.	553	33,075	(a)
Seventy Seven Energy Inc.	1,735	2,394	(a)
Superior Energy Services Inc.	2,240	28,291
Tesco Corp.	1,192	8,511
TETRA Technologies Inc.	2,388	14,113	(a)
Tidewater Inc.	1,417	18,619
U.S. Silica Holdings Inc.	1,616	22,769
		9,187,877
Oil & Gas Exploration & Production—0.6%
Abraxas Petroleum Corp.	2,905	3,718	(a)
Anadarko Petroleum Corp.	25,307	1,528,290
Apache Corp.	18,789	735,777
Approach Resources Inc.	1,125	2,104	(a)
Bill Barrett Corp.	1,492	4,924	(a)
Bonanza Creek Energy Inc.	1,494	6,081	(a)
Cabot Oil & Gas Corp.	20,608	450,491
California Resources Corp.	4,694	12,204
Callon Petroleum Co.	1,989	14,500	(a)
Carrizo Oil & Gas Inc.	1,556	47,520	(a)
Chesapeake Energy Corp.	25,787	189,019
Cimarex Energy Co.	4,667	478,274
Clayton Williams Energy Inc.	183	7,102	(a)
ConocoPhillips	61,430	2,946,183
Contango Oil & Gas Co.	499	3,792	(a)
Denbury Resources Inc.	5,234	12,771
Devon Energy Corp.	19,254	714,131
Earthstone Energy Inc.	35	532	(a)
Eclipse Resources Corp.	1,470	2,867	(a)
Energen Corp.	1,171	58,386
Energy XXI Ltd.	2,863	3,006
EOG Resources Inc.	27,350	1,991,080
EQT Corp.	7,591	491,669
Erin Energy Corp.	422	1,654	(a)
Evolution Petroleum Corp.	780	4,329
EXCO Resources Inc.	4,811	3,608
Gastar Exploration Inc.	2,509	2,885	(a)
Gulfport Energy Corp.	1,608	47,725	(a)
Halcon Resources Corp.	10,211	5,412	(a)
Hess Corp.	12,171	609,280
Isramco Inc.	25	2,484	(a)
Jones Energy Inc., Class A	890	4,263	(a)
Magnum Hunter Resources Corp.	6,096	2,073	(a)
Marathon Oil Corp.	33,629	517,887
Matador Resources Co.	2,214	45,918	(a)
Murphy Oil Corp.	8,335	201,707
Newfield Exploration Co.	8,112	266,885	(a)
Noble Energy Inc.	21,200	639,816
Northern Oil and Gas Inc.	1,910	8,442	(a)
Oasis Petroleum Inc.	4,215	36,586	(a)
Panhandle Oil and Gas Inc., Class A	508	8,209
Parsley Energy Inc., Class A	2,715	40,915	(a)

PDC Energy Inc.	1,212	64,248	(a)
Penn Virginia Corp.	2,222	1,178	(a)
Pioneer Natural Resources Co.	7,439	904,880
QEP Resources Inc.	2,389	29,934
Range Resources Corp.	8,297	266,500
Rex Energy Corp.	1,491	3,086	(a)
Ring Energy Inc.	700	6,909	(a)
RSP Permian Inc.	1,724	34,911	(a)
Sanchez Energy Corp.	1,607	9,883	(a)
SandRidge Energy Inc.	13,359	3,607	(a)
SM Energy Co.	1,010	32,360
Southwestern Energy Co.	19,282	244,689	(a)
Stone Energy Corp.	1,714	8,501	(a)
Synergy Resources Corp.	3,144	30,811	(a)
TransAtlantic Petroleum Ltd.	764	1,941	(a)
Triangle Petroleum Corp.	1,459	2,072	(a)
Ultra Petroleum Corp.	4,648	29,701	(a)
W&T Offshore Inc.	1,083	3,249
WPX Energy Inc.	3,476	23,011	(a)
		13,855,970
Oil & Gas Refining & Marketing—0.2%
Adams Resources & Energy Inc.	67	2,747
Alon USA Energy Inc.	939	16,968
Clean Energy Fuels Corp.	2,170	9,765	(a)
Delek US Holdings Inc.	1,740	48,198
Green Plains Inc.	1,151	22,398
HollyFrontier Corp.	2,802	136,850
Marathon Petroleum Corp.	26,779	1,240,671
Pacific Ethanol Inc.	921	5,977	(a)
Par Petroleum Corp.	490	10,207	(a)
Phillips 66	23,898	1,836,322
Renewable Energy Group Inc.	1,309	10,838	(a)
REX American Resources Corp.	167	8,454	(a)
Tesoro Corp.	6,136	596,665
Valero Energy Corp.	24,787	1,489,699
Western Refining Inc.	3,186	140,566
World Fuel Services Corp.	1,067	38,199
		5,614,524
Oil & Gas Storage & Transportation—0.2%
Columbia Pipeline Group Inc.	15,813	289,220
Dorian LPG Ltd.	771	7,949	(a)
Frontline Ltd.	3,348	9,006	(a)
GasLog Ltd.	1,254	12,063
Gener8 Maritime Inc.	419	4,588	(a)
Kinder Morgan Inc.	89,757	2,484,474
Nordic American Tankers Ltd.	2,689	40,873
ONEOK Inc.	10,402	334,944
Scorpio Tankers Inc.	5,413	49,637
SemGroup Corp., Class A	1,330	57,509
Ship Finance International Ltd.	1,779	28,909
Spectra Energy Corp.	33,448	878,679
Teekay Tankers Ltd., Class A	2,763	19,065
The Williams Companies Inc.	33,983	1,252,274
		5,469,190
Other Diversified Financial Services—0.0% *
Tiptree Financial Inc., Class A	878	5,619

Packaged Foods & Meats—0.6%
Amplify Snack Brands Inc.	430	4,605	(a)
B&G Foods Inc.	1,751	63,824
Boulder Brands Inc.	1,580	12,940	(a)
Cal-Maine Foods Inc.	939	51,279
Calavo Growers Inc.	445	19,865
Campbell Soup Co.	8,855	448,771
ConAgra Foods Inc.	21,538	872,504
Dean Foods Co.	4,260	70,375
Diamond Foods Inc.	795	24,534	(a)
Farmer Bros Co.	226	6,159	(a)
Flowers Foods Inc.	2,749	68,010
Freshpet Inc.	639	6,710	(a)
General Mills Inc.	29,875	1,676,884
Hormel Foods Corp.	6,716	425,190
Inventure Foods Inc.	601	5,337	(a)
J&J Snack Foods Corp.	450	51,147
John B Sanfilippo & Son Inc.	249	12,764
Kellogg Co.	12,708	845,717
Keurig Green Mountain Inc.	5,986	312,110
Lancaster Colony Corp.	850	82,858
Landec Corp.	848	9,896	(a)
Lifeway Foods Inc.	157	1,645	(a)
McCormick & Company Inc.	5,781	475,083
Mead Johnson Nutrition Co.	10,091	710,406
Mondelez International Inc., Class A	80,342	3,363,920
Omega Protein Corp.	674	11,438	(a)
Post Holdings Inc.	2,760	163,116	(a)
Sanderson Farms Inc.	672	46,079
Seaboard Corp.	8	24,632	(a)
Seneca Foods Corp., Class A	168	4,427	(a)
Snyder’s-Lance Inc.	1,475	49,752
The Hain Celestial Group Inc.	1,525	78,690	(a)
The Hershey Co.	7,313	671,918
The JM Smucker Co.	5,138	586,194
The Kraft Heinz Co.	29,667	2,093,897
The WhiteWave Foods Co., Class A	2,612	104,872	(a)
Tootsie Roll Industries Inc.	832	26,033
TreeHouse Foods Inc.	1,931	150,212	(a)
Tyson Foods Inc., Class A	15,196	654,948
		14,288,741
Paper Packaging—0.1%
AEP Industries Inc.	123	7,052	(a)
Avery Dennison Corp.	4,535	256,545
Bemis Company Inc.	1,449	57,337
Packaging Corporation of America	1,452	87,352
Sealed Air Corp.	10,271	481,504
Sonoco Products Co.	1,501	56,648
WestRock Co.	12,991	668,257
		1,614,695
Paper Products—0.0% *
Clearwater Paper Corp.	584	27,588	(a)
Domtar Corp.	934	33,390
International Paper Co.	20,806	786,259
KapStone Paper and Packaging Corp.	2,590	42,761
Neenah Paper Inc.	515	30,014

PH Glatfelter Co.	1,325	22,817
Schweitzer-Mauduit International Inc.	929	31,939
Wausau Paper Corp.	1,297	8,301
		983,069
Personal Products—0.0% *
Avon Products Inc.	6,465	21,011
Edgewell Personal Care Co.	924	75,398
Elizabeth Arden Inc.	777	9,083	(a)
Inter Parfums Inc.	506	12,554
Medifast Inc.	347	9,321	(a)
Natural Health Trends Corp.	246	8,039
Nature’s Sunshine Products Inc.	313	3,750
Nutraceutical International Corp.	262	6,186	(a)
Revlon Inc., Class A	354	10,425	(a)
Synutra International Inc.	640	3,040	(a)
The Estee Lauder Companies Inc., Class A	11,267	909,022
USANA Health Sciences Inc.	172	23,053	(a)
		1,090,882
Pharmaceuticals—2.0%
Aerie Pharmaceuticals Inc.	607	10,768	(a)
Agile Therapeutics Inc.	319	2,150	(a)
Akorn Inc.	1,190	33,921	(a)
Alimera Sciences Inc.	895	1,978	(a)
Allergan PLC	19,660	5,343,785	(a)
Amphastar Pharmaceuticals Inc.	950	11,105	(a)
ANI Pharmaceuticals Inc.	236	9,324	(a)
Aratana Therapeutics Inc.	890	7,529	(a)
Assembly Biosciences Inc.	441	4,216	(a)
BioDelivery Sciences International Inc.	1,392	7,739	(a)
Bristol-Myers Squibb Co.	83,282	4,930,294
Carbylan Therapeutics Inc.	379	1,353	(a)
Catalent Inc.	3,984	96,811	(a)
Cempra Inc.	963	26,810	(a)
Collegium Pharmaceutical Inc.	207	4,577	(a)
Corcept Therapeutics Inc.	1,918	7,212	(a)
Corium International Inc.	265	2,478	(a)
Depomed Inc.	1,816	34,232	(a)
Dermira Inc.	440	10,270	(a)
Durect Corp.	3,479	6,784	(a)
Eli Lilly & Co.	48,656	4,072,021
Endocyte Inc.	1,168	5,349	(a)
Flex Pharma Inc.	175	2,102	(a)
Furiex Pharmaceuticals Inc.	244	2,440	(a,d)
Heska Corp.	175	5,334	(a)
IGI Laboratories Inc.	1,287	8,417	(a)
Impax Laboratories Inc.	2,159	76,018	(a)
Intersect ENT Inc.	477	11,162	(a)
Intra-Cellular Therapies Inc.	654	26,186	(a)
Johnson & Johnson	138,055	12,887,434
Lannett Company Inc.	805	33,424	(a)
Mallinckrodt PLC	5,829	372,706	(a)
Merck & Company Inc.	140,762	6,952,235
Mylan N.V.	20,509	825,692	(a)
Nektar Therapeutics	3,980	43,621	(a)
Neos Therapeutics Inc.	137	2,878	(a)
Ocular Therapeutix Inc.	428	6,018	(a)
Omeros Corp.	1,142	12,516	(a)

Pacira Pharmaceuticals Inc.	1,103	45,333	(a)
Paratek Pharmaceuticals Inc.	376	7,144
Pernix Therapeutics Holdings Inc.	1,357	4,288	(a)
Perrigo Company PLC	7,288	1,146,184
Pfizer Inc.	307,781	9,667,401
Phibro Animal Health Corp., Class A	528	16,701
POZEN Inc.	884	5,158
Prestige Brands Holdings Inc.	1,586	71,624	(a)
Relypsa Inc.	984	18,214	(a)
Revance Therapeutics Inc.	464	13,809	(a)
Sagent Pharmaceuticals Inc.	665	10,194	(a)
SciClone Pharmaceuticals Inc.	1,489	10,334	(a)
Sucampo Pharmaceuticals Inc., Class A	746	14,823	(a)
Supernus Pharmaceuticals Inc.	1,037	14,549	(a)
Tetraphase Pharmaceuticals Inc.	1,093	8,154	(a)
The Medicines Co.	2,004	76,072	(a)
TherapeuticsMD Inc.	3,843	22,520	(a)
Theravance Inc.	2,572	18,467
VIVUS Inc.	3,112	5,104	(a)
XenoPort Inc.	1,752	6,079	(a)
Zoetis Inc.	22,884	942,363
Zogenix Inc.	700	9,450	(a)
ZS Pharma Inc.	548	35,982	(a)
Zynerba Pharmaceuticals Inc.	103	1,474	(a)
		48,070,310
Precious Metals & Minerals—0.0% *
Stillwater Mining Co.	3,665	37,859	(a)
Property & Casualty Insurance—0.4%
ACE Ltd.	16,165	1,671,461
Ambac Financial Group Inc.	1,374	19,882	(a)
AMERISAFE Inc.	574	28,545
Argo Group International Holdings Ltd.	833	47,139
Aspen Insurance Holdings Ltd.	904	42,009
Atlas Financial Holdings Inc.	329	6,086	(a)
Baldwin & Lyons Inc., Class B	280	6,076
Cincinnati Financial Corp.	7,370	396,506
Donegal Group Inc., Class A	224	3,149
EMC Insurance Group Inc.	227	5,269
Employers Holdings Inc.	967	21,554
Federated National Holding Co.	422	10,136
First American Financial Corp.	4,878	190,583
Global Indemnity PLC	258	6,752	(a)
Hallmark Financial Services Inc.	450	5,170	(a)
HCI Group Inc.	260	10,080
Heritage Insurance Holdings Inc.	766	15,113	(a)
Infinity Property & Casualty Corp.	345	27,786
MBIA Inc.	4,033	24,521	(a)
Mercury General Corp.	541	27,326
National Interstate Corp.	204	5,443
Old Republic International Corp.	3,590	56,148
OneBeacon Insurance Group Ltd., Class A	639	8,972
RLI Corp.	1,309	70,071
Safety Insurance Group Inc.	444	24,043
Selective Insurance Group Inc.	1,711	53,144
State Auto Financial Corp.	445	10,150
State National Companies Inc.	944	8,826
Stewart Information Services Corp.	697	28,514

The Allstate Corp.	19,962	1,162,587
The Chubb Corp.	11,335	1,390,238
The Hanover Insurance Group Inc.	657	51,049
The Navigators Group Inc.	319	24,876	(a)
The Progressive Corp.	29,259	896,496
The Travelers Companies Inc.	15,530	1,545,701
United Fire Group Inc.	607	21,275
United Insurance Holdings Corp.	531	6,983
Universal Insurance Holdings Inc.	974	28,772
WR Berkley Corp.	1,467	79,761
XL Group PLC	15,278	554,897
		8,593,089
Publishing—0.0% *
Daily Journal Corp.	34	6,331	(a)
John Wiley & Sons Inc., Class A	734	36,722
Journal Media Group Inc.	753	5,648
Martha Stewart Living Omnimedia Inc., Class A	968	5,769	(a)
Meredith Corp.	1,674	71,279
New Media Investment Group Inc.	1,348	20,840
News Corp.	5,375	68,907
News Corp., Class A	19,005	239,843
Scholastic Corp.	806	31,402
The New York Times Co., Class A	5,960	70,388
Time Inc.	4,927	93,859
Tribune Publishing Co.	723	5,668
		656,656
Railroads—0.3%
CSX Corp.	49,225	1,324,153
Genesee & Wyoming Inc., Class A	791	46,732	(a)
Kansas City Southern	5,508	500,567
Norfolk Southern Corp.	15,051	1,149,896
Union Pacific Corp.	43,304	3,828,507
		6,849,855
Real Estate Development—0.0% *
AV Homes Inc.	379	5,124	(a)
Forestar Group Inc.	1,004	13,203	(a)
		18,327
Real Estate Operating Companies—0.0% *
FRP Holdings Inc.	212	6,390	(a)
Real Estate Services—0.0% *
CBRE Group Inc., Class A	14,463	462,816	(a)
Jones Lang LaSalle Inc.	668	96,038
Kennedy-Wilson Holdings Inc.	2,817	62,453
Marcus & Millichap Inc.	410	18,856	(a)
RE/MAX Holdings Inc., Class A	355	12,773
		652,936
Regional Banks—0.6%
1st Source Corp.	486	14,969
Access National Corp.	216	4,400
American National Bankshares Inc.	261	6,120
Ameris Bancorp.	972	27,945
Ames National Corp.	263	6,031
Arrow Financial Corp.	311	8,306
Associated Banc-Corp.	2,233	40,127
Banc of California Inc.	1,075	13,190
BancFirst Corp.	212	13,377
BancorpSouth Inc.	4,201	99,858

Bank of Hawaii Corp.	646	41,015
Bank of Marin Bancorp.	171	8,206
Bank of the Ozarks Inc.	3,510	153,598
Banner Corp.	633	30,238
Bar Harbor Bankshares	175	5,598
BB&T Corp.	38,717	1,378,325
BBCN Bancorp Inc.	2,407	36,153
Berkshire Hills Bancorp Inc.	895	24,648
Blue Hills Bancorp Inc.	831	11,509
BNC Bancorp	768	17,073
Boston Private Financial Holdings Inc.	2,518	29,461
Bridge Bancorp Inc.	361	9,642
Bryn Mawr Bank Corp.	527	16,374
C1 Financial Inc.	180	3,429	(a)
Camden National Corp.	227	9,171
Capital Bank Financial Corp., Class A	683	20,647	(a)
Capital City Bank Group Inc.	345	5,147
Cardinal Financial Corp.	971	22,343
Cascade Bancorp	924	4,999	(a)
Cathay General Bancorp.	3,549	106,328
Centerstate Banks Inc.	1,389	20,418
Central Pacific Financial Corp.	712	14,931
Century Bancorp Inc., Class A	102	4,158
Chemical Financial Corp.	1,015	32,835
Citizens & Northern Corp.	330	6,442
City Holding Co.	455	22,431
City National Corp.	720	63,403
CNB Financial Corp.	411	7,468
CoBiz Financial Inc.	1,131	14,714
Columbia Banking System Inc.	1,740	54,305
Commerce Bancshares Inc.	1,192	54,308
Community Bank System Inc.	1,237	45,979
Community Trust Bancorp Inc.	466	16,548
CommunityOne Bancorp	379	4,120	(a)
ConnectOne Bancorp Inc.	900	17,370
CU Bancorp	509	11,432	(a)
Cullen/Frost Bankers Inc.	826	52,517
Customers Bancorp Inc.	811	20,843	(a)
CVB Financial Corp.	3,178	53,073
Eagle Bancorp Inc.	910	41,405	(a)
East West Bancorp Inc.	2,138	82,142
Enterprise Bancorp Inc.	242	5,075
Enterprise Financial Services Corp.	598	15,052
Farmers Capital Bank Corp.	230	5,716	(a)
FCB Financial Holdings Inc., Class A	845	27,564	(a)
Fidelity Southern Corp.	526	11,120
Fifth Third Bancorp	40,354	763,094
Financial Institutions Inc.	407	10,085
First BanCorp	588	9,996
First Bancorp Inc.	330	6,303
First Busey Corp.	734	14,585
First Business Financial Services Inc.	264	6,209
First Citizens BancShares Inc., Class A	234	52,884
First Commonwealth Financial Corp.	2,722	24,743
First Community Bancshares Inc.	493	8,825
First Connecticut Bancorp Inc.	508	8,189
First Financial Bancorp.	1,866	35,603

First Financial Bankshares Inc.	1,923	61,113
First Financial Corp.	321	10,384
First Horizon National Corp.	3,479	49,332
First Interstate Bancsystem Inc., Class A	595	16,565
First Merchants Corp.	1,148	30,101
First Midwest Bancorp Inc.	2,361	41,412
First NBC Bank Holding Co.	462	16,188	(a)
First Niagara Financial Group Inc.	5,276	53,868
FirstMerit Corp.	7,460	131,818
Flushing Financial Corp.	889	17,798
FNB Corp.	5,249	67,975
Franklin Financial Network Inc.	169	3,777	(a)
Fulton Financial Corp.	7,901	95,602
German American Bancorp Inc.	392	11,474
Glacier Bancorp Inc.	2,261	59,668
Great Southern Bancorp Inc.	328	14,202
Great Western Bancorp Inc.	1,253	31,789
Green Bancorp Inc.	311	3,564	(a)
Guaranty Bancorp	451	7,428
Hampton Roads Bankshares Inc.	1,165	2,214	(a)
Hancock Holding Co.	3,486	94,296
Hanmi Financial Corp.	959	24,167
Heartland Financial USA Inc.	551	19,996
Heritage Commerce Corp.	595	6,747
Heritage Financial Corp.	894	16,825
Heritage Oaks Bancorp	727	5,787
Hilltop Holdings Inc.	2,267	44,909	(a)
Home BancShares Inc.	1,719	69,619
HomeTrust Bancshares Inc.	595	11,037	(a)
Horizon Bancorp	292	6,935
Huntington Bancshares Inc.	40,284	427,010
Iberiabank Corp.	1,152	67,058
Independent Bank Corp.	663	9,786
Independent Bank Corp.	790	36,419
Independent Bank Group Inc.	287	11,029
International Bancshares Corp.	2,444	61,173
Investors Bancorp Inc.	10,488	129,422
KeyCorp	42,266	549,881
Lakeland Bancorp Inc.	1,166	12,954
Lakeland Financial Corp.	501	22,620
LegacyTexas Financial Group Inc.	1,440	43,891
Live Oak Bancshares Inc.	108	2,121
M&T Bank Corp.	6,625	807,919
MainSource Financial Group Inc.	647	13,173
MB Financial Inc.	2,266	73,962
Mercantile Bank Corp.	494	10,265
Merchants Bancshares Inc.	154	4,528
Metro Bancorp Inc.	353	10,375
MidWestOne Financial Group Inc.	236	6,905
National Bank Holdings Corp., Class A	1,031	21,166
National Bankshares Inc.	190	5,911
National Commerce Corp.	184	4,412	(a)
National Penn Bancshares Inc.	4,277	50,255
NBT Bancorp Inc.	1,323	35,642
NewBridge Bancorp	1,135	9,682
OFG Bancorp	1,339	11,689
Old National Bancorp	3,559	49,577

Old Second Bancorp Inc.	690	4,299	(a)
Opus Bank	318	12,160
Pacific Continental Corp.	618	8,226
Pacific Premier Bancorp Inc.	661	13,432	(a)
PacWest Bancorp	1,517	64,943
Park National Corp.	390	35,186
Park Sterling Corp.	1,410	9,588
Peapack Gladstone Financial Corp.	475	10,056
Penns Woods Bancorp Inc.	130	5,320
People’s United Financial Inc.	15,401	242,258
Peoples Bancorp Inc.	557	11,580
Peoples Financial Services Corp.	217	7,580
Pinnacle Financial Partners Inc.	1,076	53,165
Preferred Bank	341	10,776
PrivateBancorp Inc.	2,374	90,995
Prosperity Bancshares Inc.	3,086	151,553
QCR Holdings Inc.	357	7,808
Regions Financial Corp.	66,781	601,697
Renasant Corp.	1,211	39,781
Republic Bancorp Inc., Class A	303	7,439
S&T Bancorp Inc.	1,049	34,218
Sandy Spring Bancorp Inc.	739	19,347
Seacoast Banking Corporation of Florida	716	10,511	(a)
ServisFirst Bancshares Inc.	679	28,199
Sierra Bancorp	368	5,873
Signature Bank	756	103,995	(a)
Simmons First National Corp., Class A	903	43,281
South State Corp.	727	55,884
Southside Bancshares Inc.	765	21,076
Southwest Bancorp Inc.	597	9,797
State Bank Financial Corp.	1,086	22,458
Sterling Bancorp	3,635	54,052
Stock Yards Bancorp Inc.	441	16,030
Stonegate Bank	334	10,625
Suffolk Bancorp	358	9,781
Sun Bancorp Inc.	284	5,450	(a)
SunTrust Banks Inc.	25,720	983,533
SVB Financial Group	765	88,388	(a)
Synovus Financial Corp.	1,961	58,046
Talmer Bancorp Inc., Class A	1,517	25,258
TCF Financial Corp.	2,514	38,112
Texas Capital Bancshares Inc.	1,375	72,077	(a)
The Bancorp Inc.	1,017	7,750	(a)
The First of Long Island Corp.	358	9,677
The PNC Financial Services Group Inc.	25,648	2,287,802
Tompkins Financial Corp.	451	24,065
TowneBank	1,382	26,051
Trico Bancshares	682	16,757
Tristate Capital Holdings Inc.	673	8,392	(a)
Triumph Bancorp Inc.	458	7,694	(a)
Trustmark Corp.	3,051	70,692
UMB Financial Corp.	1,180	59,956
Umpqua Holdings Corp.	9,908	161,500
Union Bankshares Corp.	1,346	32,304
United Bankshares Inc.	2,087	79,285
United Community Banks Inc.	1,619	33,092
Univest Corporation of Pennsylvania	587	11,282

Valley National Bancorp	10,442	102,749
Washington Trust Bancorp Inc.	440	16,918
Webster Financial Corp.	4,098	146,012
WesBanco Inc.	1,162	36,545
West Bancorporation Inc.	474	8,887
Westamerica Bancorporation	771	34,263
Western Alliance Bancorp	2,599	79,815	(a)
Wilshire Bancorp Inc.	2,148	22,575
Wintrust Financial Corp.	1,427	76,245
Yadkin Financial Corp.	773	16,612
Zions Bancorporation	10,125	278,842
		14,089,122
Reinsurance—0.0% *
Alleghany Corp.	237	110,942	(a)
Endurance Specialty Holdings Ltd.	900	54,927
Enstar Group Ltd.	268	40,200	(a)
Everest Re Group Ltd.	657	113,885
Greenlight Capital Re Ltd., Class A	879	19,584	(a)
Maiden Holdings Ltd.	1,531	21,250
Reinsurance Group of America Inc.	988	89,503
		450,291
Renewable Electricity—0.0% *
Ormat Technologies Inc.	1,129	38,420
Pattern Energy Group Inc.	1,651	31,518
TerraForm Global Inc.	1,221	8,132	(a)
Vivint Solar Inc.	601	6,298	(a)
		84,368
Research & Consulting Services—0.1%
Acacia Research Corp.	1,573	14,283
CBIZ Inc.	1,558	15,300	(a)
CEB Inc.	1,506	102,920
CRA International Inc.	297	6,409	(a)
Equifax Inc.	5,930	576,278
Exponent Inc.	793	35,336
Franklin Covey Co.	372	5,974	(a)
FTI Consulting Inc.	1,888	78,371	(a)
Hill International Inc.	1,151	3,775	(a)
Huron Consulting Group Inc.	706	44,146	(a)
ICF International Inc.	599	18,204	(a)
Mistras Group Inc.	525	6,746	(a)
Navigant Consulting Inc.	1,474	23,451	(a)
Nielsen Holdings PLC	18,390	817,803
Pendrell Corp.	5,115	3,683	(a)
Resources Connection Inc.	1,149	17,316
RPX Corp.	1,656	22,720	(a)
The Advisory Board Co.	1,292	58,838	(a)
The Dun & Bradstreet Corp.	1,858	195,090
VSE Corp.	130	5,209
		2,051,852
Residential REITs—0.2%
American Campus Communities Inc.	1,669	60,485
American Residential Properties Inc.	999	17,253
Apartment Investment & Management Co., Class A	7,787	288,275
AvalonBay Communities Inc.	6,587	1,151,539
Bluerock Residential Growth REIT Inc.	567	6,793
Camden Property Trust	1,291	95,405
Campus Crest Communities Inc.	1,940	10,321

Education Realty Trust Inc.	1,472	48,502
Equity Residential	18,136	1,362,376
Essex Property Trust Inc.	3,257	727,679
Home Properties Inc.	862	64,435
Independence Realty Trust Inc.	910	6,561
Mid-America Apartment Communities Inc.	1,120	91,694
Monogram Residential Trust Inc.	5,061	47,118
NexPoint Residential Trust Inc.	584	7,802
Preferred Apartment Communities Inc., Class A	663	7,213
Silver Bay Realty Trust Corp.	1,109	17,755
Starwood Waypoint Residential Trust	1,161	27,667
Sun Communities Inc.	1,403	95,067
UDR Inc.	3,894	134,265
UMH Properties Inc.	668	6,212
		4,274,417
Restaurants—0.6%
Biglari Holdings Inc.	46	16,824	(a)
BJ’s Restaurants Inc.	648	27,883	(a)
Bloomin’ Brands Inc.	3,709	67,430
Bob Evans Farms Inc.	659	28,568
Bojangles’ Inc.	254	4,293	(a)
Bravo Brio Restaurant Group Inc.	465	5,241	(a)
Brinker International Inc.	893	47,034
Buffalo Wild Wings Inc.	854	165,189	(a)
Carrols Restaurant Group Inc.	1,080	12,852	(a)
Chipotle Mexican Grill Inc.	1,547	1,114,227	(a)
Chuy’s Holdings Inc.	491	13,944	(a)
Cracker Barrel Old Country Store Inc.	933	137,412
Darden Restaurants Inc.	5,688	389,855
Dave & Buster’s Entertainment Inc.	688	26,027	(a)
Del Frisco’s Restaurant Group Inc.	700	9,723	(a)
Denny’s Corp.	2,563	28,270	(a)
DineEquity Inc.	513	47,022
Domino’s Pizza Inc.	816	88,055
Dunkin’ Brands Group Inc.	1,416	69,384
El Pollo Loco Holdings Inc.	418	4,506	(a)
Fiesta Restaurant Group Inc.	812	36,840	(a)
Fogo De Chao Inc.	121	1,888	(a)
J. Alexander’s Holdings Inc.	419	4,176	(a)
Jack in the Box Inc.	1,669	128,580
Jamba Inc.	435	6,199	(a)
Kona Grill Inc.	259	4,079	(a)
Krispy Kreme Doughnuts Inc.	1,966	28,763	(a)
McDonald’s Corp.	46,983	4,629,235
Noodles & Co.	372	5,267	(a)
Panera Bread Co., Class A	363	70,208	(a)
Papa John’s International Inc.	868	59,441
Papa Murphy’s Holdings Inc.	282	4,140	(a)
Popeyes Louisiana Kitchen Inc.	700	39,452	(a)
Potbelly Corp.	673	7,410	(a)
Red Robin Gourmet Burgers Inc.	427	32,341	(a)
Ruby Tuesday Inc.	1,893	11,755	(a)
Ruth’s Hospitality Group Inc.	1,044	16,955
Shake Shack Inc., Class A	175	8,295	(a)
Sonic Corp.	1,577	36,192
Starbucks Corp.	74,128	4,213,435
Texas Roadhouse Inc.	2,100	78,120

The Cheesecake Factory Inc.	2,136	115,259
The Habit Restaurants Inc., Class A	355	7,600	(a)
The Wendy’s Co.	3,453	29,868
Wingstop Inc.	182	4,364	(a)
Yum! Brands Inc.	21,544	1,722,443
Zoe’s Kitchen Inc.	582	22,983	(a)
		13,629,027
Retail REITs—0.3%
Acadia Realty Trust	2,073	62,335
Agree Realty Corp.	530	15,821
Alexander’s Inc.	63	23,562
Cedar Realty Trust Inc.	2,449	15,208
Equity One Inc.	3,307	80,492
Federal Realty Investment Trust	1,027	140,134
General Growth Properties Inc.	29,181	757,831
Getty Realty Corp.	792	12,514
Inland Real Estate Corp.	2,701	21,878
Kimco Realty Corp.	20,565	502,403
Kite Realty Group Trust	2,501	59,549
National Retail Properties Inc.	1,998	72,468
Pennsylvania Real Estate Investment Trust	2,045	40,552
Ramco-Gershenson Properties Trust	2,404	36,084
Realty Income Corp.	11,586	549,061
Regency Centers Corp.	1,399	86,948
Retail Opportunity Investments Corp.	2,952	48,826
Rouse Properties Inc.	1,130	17,605
Saul Centers Inc.	300	15,525
Simon Property Group Inc.	15,441	2,836,821
Tanger Factory Outlet Centers Inc.	1,425	46,982
Taubman Centers Inc.	904	62,448
The Macerich Co.	6,720	516,230
Urban Edge Properties	3,812	82,301
Urstadt Biddle Properties Inc., Class A	803	15,048
Weingarten Realty Investors	1,695	56,122
WP GLIMCHER Inc.	2,758	32,158
		6,206,906
Security & Alarm Services—0.0% *
The ADT Corp.	8,535	255,196
The Brink’s Co.	1,475	39,840
Tyco International PLC	20,978	701,924
		996,960
Semiconductor Equipment—0.1%
Advanced Energy Industries Inc.	1,239	32,586	(a)
Amkor Technology Inc.	2,961	13,295	(a)
Applied Materials Inc.	59,861	879,358
Axcelis Technologies Inc.	3,348	8,939	(a)
Brooks Automation Inc.	2,032	23,795
Cabot Microelectronics Corp.	749	29,016	(a)
Cascade Microtech Inc.	399	5,642	(a)
Cohu Inc.	761	7,504
Entegris Inc.	4,175	55,068	(a)
FormFactor Inc.	1,720	11,662	(a)
KLA-Tencor Corp.	7,968	398,400
Lam Research Corp.	7,889	515,388
Mattson Technology Inc.	2,316	5,396	(a)
MKS Instruments Inc.	1,582	53,045
Nanometrics Inc.	717	8,704	(a)

PDF Solutions Inc.	842	8,420	(a)
Photronics Inc.	1,935	17,531	(a)
Rudolph Technologies Inc.	949	11,815	(a)
SunEdison Inc.	4,683	33,624	(a)
Teradyne Inc.	3,135	56,461
Tessera Technologies Inc.	1,566	50,754
Ultra Clean Holdings Inc.	887	5,091	(a)
Ultratech Inc.	823	13,185	(a)
Veeco Instruments Inc.	1,219	25,002	(a)
Xcerra Corp.	1,701	10,682	(a)
		2,280,363
Semiconductors—0.8%
Advanced Micro Devices Inc.	28,510	49,037	(a)
Alpha & Omega Semiconductor Ltd.	625	4,869	(a)
Altera Corp.	15,002	751,300
Ambarella Inc.	943	54,496	(a)
Analog Devices Inc.	15,622	881,237
Applied Micro Circuits Corp.	2,413	12,813	(a)
Atmel Corp.	6,220	50,195
Broadcom Corp., Class A	27,891	1,434,434
Cavium Inc.	1,657	101,690	(a)
CEVA Inc.	639	11,866	(a)
Cirrus Logic Inc.	1,895	59,711	(a)
Cree Inc.	1,536	37,217	(a)
Cypress Semiconductor Corp.	4,984	42,464	(a)
Diodes Inc.	1,143	24,426	(a)
DSP Group Inc.	691	6,295	(a)
Exar Corp.	1,221	7,265	(a)
Fairchild Semiconductor International Inc.	5,173	72,629	(a)
First Solar Inc.	3,768	161,082	(a)
Inphi Corp.	1,158	27,838	(a)
Integrated Device Technology Inc.	6,645	134,894	(a)
Integrated Silicon Solution Inc.	948	20,373
Intel Corp.	236,812	7,137,514
Intersil Corp., Class A	5,937	69,463
IXYS Corp.	729	8,136
Kopin Corp.	2,054	6,450	(a)
Lattice Semiconductor Corp.	3,533	13,602	(a)
Linear Technology Corp.	11,931	481,416
M/A-COM Technology Solutions Holdings Inc.	711	20,612	(a)
MaxLinear Inc., Class A	1,566	19,481	(a)
Microchip Technology Inc.	10,479	451,540
Micron Technology Inc.	53,676	804,066	(a)
Microsemi Corp.	2,843	93,307	(a)
Monolithic Power Systems Inc.	1,179	60,365
NeoPhotonics Corp.	870	5,925	(a)
NVE Corp.	141	6,844
NVIDIA Corp.	25,465	627,712
OmniVision Technologies Inc.	1,729	45,404	(a)
Pericom Semiconductor Corp.	698	12,739
PMC-Sierra Inc.	5,301	35,888	(a)
Power Integrations Inc.	889	37,489
Qorvo Inc.	7,446	335,442	(a)
Rambus Inc.	3,500	41,300	(a)
Semtech Corp.	2,012	30,381	(a)
Sigma Designs Inc.	1,092	7,524	(a)
Silicon Laboratories Inc.	1,862	77,347	(a)

Skyworks Solutions Inc.	9,522	801,848
Synaptics Inc.	1,642	135,399	(a)
Texas Instruments Inc.	51,239	2,537,355
Xilinx Inc.	12,885	546,324
		18,397,004
Silver—0.0% *
Coeur Mining Inc.	4,174	11,771	(a)
Hecla Mining Co.	11,133	21,932
		33,703
Soft Drinks—0.7%
Coca-Cola Bottling Company Consolidated	140	27,073
Coca-Cola Enterprises Inc.	10,680	516,378
Dr Pepper Snapple Group Inc.	9,553	755,165
Monster Beverage Corp.	7,592	1,025,983	(a)
National Beverage Corp.	350	10,755	(a)
PepsiCo Inc.	73,340	6,915,962
The Coca-Cola Co.	195,144	7,829,177
		17,080,493
Specialized Consumer Services—0.0% *
Ascent Capital Group Inc., Class A	396	10,843	(a)
Carriage Services Inc.	486	10,493
Collectors Universe Inc.	231	3,483
H&R Block Inc.	13,714	496,447
Liberty Tax Inc.	178	4,146
LifeLock Inc.	2,861	25,062	(a)
Regis Corp.	1,233	16,152	(a)
Service Corporation International	2,978	80,704
Sotheby’s	2,785	89,064
Steiner Leisure Ltd.	385	24,324	(a)
Weight Watchers International Inc.	903	5,761	(a)
		766,479
Specialized Finance—0.2%
CBOE Holdings Inc.	1,230	82,508
CME Group Inc.	16,839	1,561,649
Gain Capital Holdings Inc.	998	7,265
Intercontinental Exchange Inc.	5,508	1,294,325
MarketAxess Holdings Inc.	1,125	104,490
Marlin Business Services Corp.	260	4,001
McGraw Hill Financial Inc.	13,637	1,179,601
Moody’s Corp.	8,689	853,260
MSCI Inc.	1,467	87,228
Nasdaq Inc.	5,901	314,700
NewStar Financial Inc.	755	6,191	(a)
On Deck Capital Inc.	352	3,485	(a)
Resource America Inc., Class A	475	3,159
		5,501,862
Specialized REITs—0.3%
American Tower Corp.	21,080	1,854,618
CatchMark Timber Trust Inc., Class A	1,199	12,326
Communications Sales & Leasing Inc.	1,793	32,095	(a)
CorEnergy Infrastructure Trust Inc.	1,464	6,471
CoreSite Realty Corp.	739	38,014
Corrections Corporation of America	1,741	51,429
Crown Castle International Corp.	16,628	1,311,450
CubeSmart	5,008	136,268
CyrusOne Inc.	1,965	64,177
DuPont Fabros Technology Inc.	1,903	49,250

EPR Properties	1,726	89,010
Equinix Inc.	2,837	775,636
Extra Space Storage Inc.	1,826	140,894
InfraREIT Inc.	662	15,676	(a)
Iron Mountain Inc.	9,337	289,634
Lamar Advertising Co., Class A	1,218	63,555
National Storage Affiliates Trust	712	9,648
Plum Creek Timber Company Inc.	8,751	345,752
Potlatch Corp.	1,817	52,311
Public Storage	7,338	1,552,941
QTS Realty Trust Inc., Class A	826	36,088
Rayonier Inc.	1,872	41,315
Sovran Self Storage Inc.	1,611	151,917
The Geo Group Inc.	2,226	66,201
Weyerhaeuser Co.	25,796	705,263
		7,891,939
Specialty Chemicals—0.2%
A Schulman Inc.	886	28,768
Albemarle Corp.	1,668	73,559
Ashland Inc.	1,005	101,123
Balchem Corp.	941	57,185
Chase Corp.	203	7,996
Chemtura Corp.	2,006	57,412	(a)
Cytec Industries Inc.	1,062	78,429
Ecolab Inc.	13,258	1,454,668
Ferro Corp.	2,217	24,276	(a)
Flotek Industries Inc.	1,618	27,021	(a)
FutureFuel Corp.	727	7,183
HB Fuller Co.	1,491	50,604
Innophos Holdings Inc.	572	22,674
Innospec Inc.	734	34,138
International Flavors & Fragrances Inc.	4,030	416,138
KMG Chemicals Inc.	305	5,883
Kraton Performance Polymers Inc.	950	17,005	(a)
Minerals Technologies Inc.	1,572	75,707
NewMarket Corp.	155	55,335
OM Group Inc.	915	30,094
OMNOVA Solutions Inc.	1,440	7,978	(a)
PolyOne Corp.	3,985	116,920
PPG Industries Inc.	13,545	1,187,761
Quaker Chemical Corp.	403	31,063
Rayonier Advanced Materials Inc.	1,262	7,723
RPM International Inc.	1,983	83,068
Senomyx Inc.	1,349	6,017	(a)
Sensient Technologies Corp.	2,089	128,056
Sigma-Aldrich Corp.	5,951	826,713
Stepan Co.	585	24,342
The Sherwin-Williams Co.	3,947	879,313
The Valspar Corp.	1,099	78,996
Valhi Inc.	555	1,049
		6,004,197
Specialty Stores—0.1%
Barnes & Noble Education Inc.	971	12,341	(a)
Barnes & Noble Inc.	1,537	18,613
Big 5 Sporting Goods Corp.	568	5,896
Build-A-Bear Workshop Inc.	427	8,066	(a)
Cabela’s Inc.	742	33,835	(a)

Dick’s Sporting Goods Inc.	1,392	69,057
Five Below Inc.	1,649	55,373	(a)
Hibbett Sports Inc.	757	26,503	(a)
MarineMax Inc.	770	10,880	(a)
Office Depot Inc.	7,333	47,078	(a)
Outerwall Inc.	561	31,938
Party City Holdco Inc.	753	12,025	(a)
Signet Jewelers Ltd.	3,993	543,567
Sportsman’s Warehouse Holdings Inc.	561	6,912	(a)
Staples Inc.	31,920	374,422
The Container Store Group Inc.	481	6,772	(a)
Tiffany & Co.	5,599	432,355
Tractor Supply Co.	6,798	573,207
Vitamin Shoppe Inc.	903	29,474	(a)
West Marine Inc.	577	5,066	(a)
Winmark Corp.	68	6,999
		2,310,379
Steel—0.0% *
AK Steel Holding Corp.	5,330	12,845	(a)
Allegheny Technologies Inc.	1,624	23,028
Carpenter Technology Corp.	2,263	67,370
Cliffs Natural Resources Inc.	4,753	11,597
Commercial Metals Co.	5,123	69,417
Handy & Harman Ltd.	83	1,990	(a)
Haynes International Inc.	370	14,001
Nucor Corp.	15,901	597,083
Olympic Steel Inc.	274	2,726
Reliance Steel & Aluminum Co.	1,092	58,979
Ryerson Holding Corp.	325	1,706	(a)
Schnitzer Steel Industries Inc., Class A	782	10,588
Steel Dynamics Inc.	3,599	61,831
SunCoke Energy Inc.	1,974	15,358
TimkenSteel Corp.	1,207	12,215
United States Steel Corp.	2,170	22,611
Worthington Industries Inc.	2,147	56,853
		1,040,198
Systems Software—1.1%
A10 Networks Inc.	1,042	6,242	(a)
AVG Technologies N.V.	1,245	27,079	(a)
Barracuda Networks Inc.	248	3,864	(a)
CA Inc.	15,773	430,603
CommVault Systems Inc.	1,999	67,886	(a)
FleetMatics Group PLC	1,135	55,717	(a)
Fortinet Inc.	2,162	91,842	(a)
Gigamon Inc.	827	16,548	(a)
Imperva Inc.	803	52,580	(a)
Infoblox Inc.	1,717	27,438	(a)
Microsoft Corp.	399,452	17,679,745
Oracle Corp.	162,330	5,863,360
Progress Software Corp.	1,534	39,623	(a)
Proofpoint Inc.	1,178	71,057	(a)
Qualys Inc.	752	21,402	(a)
Rapid7 Inc.	214	4,868	(a)
Red Hat Inc.	9,134	656,552	(a)
Rovi Corp.	3,974	41,687	(a)
Symantec Corp.	33,916	660,344
TeleCommunication Systems Inc., Class A	1,466	5,043	(a)

The Rubicon Project Inc.	724	10,520	(a)
TubeMogul Inc.	471	4,955	(a)
Varonis Systems Inc.	278	4,331	(a)
VASCO Data Security International Inc.	889	15,149	(a)
		25,858,435
Technology Distributors—0.0% *
Agilysys Inc.	459	5,104	(a)
Anixter International Inc.	844	48,766	(a)
Arrow Electronics Inc.	1,404	77,613	(a)
Avnet Inc.	1,999	85,318
Electro Rent Corp.	508	5,273
Ingram Micro Inc., Class A	2,316	63,088
Insight Enterprises Inc.	1,175	30,374	(a)
PC Connection Inc.	329	6,820
ScanSource Inc.	865	30,673	(a)
SYNNEX Corp.	855	72,726
Tech Data Corp.	1,614	110,559	(a)
		536,314
Technology Hardware, Storage & Peripherals—1.6%
3D Systems Corp.	1,598	18,457	(a)
Apple Inc.	284,615	31,393,034
Avid Technology Inc.	1,000	7,960	(a)
Cray Inc.	1,235	24,465	(a)
Diebold Inc.	2,894	86,154
Dot Hill Systems Corp.	1,798	17,494	(a)
Eastman Kodak Co.	544	8,497	(a)
Electronics for Imaging Inc.	1,395	60,376	(a)
EMC Corp.	95,936	2,317,814
Hewlett-Packard Co.	90,002	2,304,951
Imation Corp.	1,048	2,232	(a)
Immersion Corp.	829	9,310	(a)
Lexmark International Inc., Class A	914	26,488
NCR Corp.	2,347	53,394	(a)
NetApp Inc.	14,949	442,490
Nimble Storage Inc.	1,530	36,904	(a)
QLogic Corp.	2,643	27,091	(a)
Quantum Corp.	6,700	4,672	(a)
SanDisk Corp.	10,184	553,297
Silicon Graphics International Corp.	1,077	4,233	(a)
Stratasys Ltd.	1,538	40,742	(a)
Super Micro Computer Inc.	1,117	30,449	(a)
Violin Memory Inc.	2,807	3,874	(a)
Western Digital Corp.	11,503	913,798
		38,388,176
Textiles—0.0% *
Culp Inc.	310	9,942
Unifi Inc.	447	13,325	(a)
		23,267
Thrifts & Mortgage Finance—0.1%
Anchor BanCorp Wisconsin Inc.	235	10,009	(a)
Astoria Financial Corp.	2,690	43,309
Bank Mutual Corp.	1,376	10,568
BankFinancial Corp.	573	7,122
BBX Capital Corp., Class A	89	1,433	(a)
Bear State Financial Inc.	397	3,533	(a)
Beneficial Bancorp Inc.	2,504	33,203	(a)
BofI Holding Inc.	463	59,648	(a)

Brookline Bancorp Inc.	2,131	21,608
BSB Bancorp Inc.	242	5,116	(a)
Capitol Federal Financial Inc.	4,283	51,910
Charter Financial Corp.	467	5,922
Clifton Bancorp Inc.	776	10,771
Dime Community Bancshares Inc.	934	15,785
EverBank Financial Corp.	2,933	56,607
Federal Agricultural Mortgage Corp., Class C	329	8,531
First Defiance Financial Corp.	269	9,835
Flagstar Bancorp Inc.	615	12,644	(a)
Fox Chase Bancorp Inc.	315	5,468
Hingham Institution for Savings	39	4,525
HomeStreet Inc.	685	15,823	(a)
Hudson City Bancorp Inc.	24,009	244,172
Impac Mortgage Holdings Inc.	270	4,415	(a)
Kearny Financial Corp.	2,832	32,483
LendingTree Inc.	174	16,187	(a)
Meridian Bancorp Inc.	1,689	23,089
Meta Financial Group Inc.	212	8,855
MGIC Investment Corp.	10,184	94,304	(a)
Nationstar Mortgage Holdings Inc.	1,187	16,464	(a)
New York Community Bancorp Inc.	6,603	119,250
NMI Holdings Inc., Class A	1,457	11,073	(a)
Northfield Bancorp Inc.	1,408	21,416
Northwest Bancshares Inc.	2,857	37,141
OceanFirst Financial Corp.	377	6,492
Ocwen Financial Corp.	3,254	21,834	(a)
Oritani Financial Corp.	1,315	20,540
PennyMac Financial Services Inc., Class A	456	7,296	(a)
PHH Corp.	1,506	21,265	(a)
Provident Financial Services Inc.	1,989	38,785
Radian Group Inc.	5,766	91,737
Stonegate Mortgage Corp.	425	3,022	(a)
Territorial Bancorp Inc.	233	6,067
TrustCo Bank Corp.	2,870	16,761
United Community Financial Corp.	1,564	7,820
United Financial Bancorp Inc.	1,475	19,249
Walker & Dunlop Inc.	801	20,890	(a)
Walter Investment Management Corp.	1,145	18,606	(a)
Washington Federal Inc.	4,233	96,301
Waterstone Financial Inc.	811	10,932
WSFS Financial Corp.	870	25,065
		1,454,881
Tires & Rubber—0.0% *
Cooper Tire & Rubber Co.	1,717	67,839
The Goodyear Tire & Rubber Co.	13,441	394,224
		462,063
Tobacco—0.6%
Altria Group Inc.	97,980	5,330,112
Philip Morris International Inc.	77,293	6,131,654
Reynolds American Inc.	41,420	1,833,663
Universal Corp.	685	33,955
Vector Group Ltd.	2,591	58,592
		13,387,976
Trading Companies & Distributors—0.1%
Aircastle Ltd.	1,893	39,015
Applied Industrial Technologies Inc.	1,218	46,467

Beacon Roofing Supply Inc.	1,479	48,053	(a)
CAI International Inc.	531	5,352	(a)
DXP Enterprises Inc.	378	10,312	(a)
Fastenal Co.	14,454	529,161
GATX Corp.	642	28,344
H&E Equipment Services Inc.	937	15,667
Kaman Corp.	818	29,325
Lawson Products Inc.	174	3,767	(a)
MRC Global Inc.	3,122	34,810	(a)
MSC Industrial Direct Company Inc., Class A	720	43,942
Neff Corp., Class A	301	1,682	(a)
NOW Inc.	1,592	23,562	(a)
Rush Enterprises Inc., Class A	1,069	25,870	(a)
Stock Building Supply Holdings Inc.	464	8,171	(a)
TAL International Group Inc.	1,006	13,752
Textainer Group Holdings Ltd.	663	10,933
Titan Machinery Inc.	539	6,188	(a)
United Rentals Inc.	4,832	290,162	(a)
Univar Inc.	1,148	20,836	(a)
Veritiv Corp.	255	9,496	(a)
Watsco Inc.	382	45,259
WW Grainger Inc.	3,026	650,620
		1,940,746
Trucking—0.0% *
ArcBest Corp.	788	20,307
Celadon Group Inc.	820	13,136
Con-way Inc.	2,572	122,041
Covenant Transportation Group Inc., Class A	365	6,559	(a)
Heartland Express Inc.	1,529	30,488
JB Hunt Transport Services Inc.	4,588	327,583
Knight Transportation Inc.	1,866	44,784
Landstar System Inc.	648	41,129
Marten Transport Ltd.	709	11,465
Old Dominion Freight Line Inc.	1,040	63,440	(a)
PAM Transportation Services Inc.	92	3,041	(a)
Roadrunner Transportation Systems Inc.	854	15,714	(a)
Ryder System Inc.	2,657	196,724
Saia Inc.	762	23,584	(a)
Swift Transportation Co.	2,676	40,193	(a)
Universal Truckload Services Inc.	253	3,939
USA Truck Inc.	303	5,221	(a)
Werner Enterprises Inc.	1,974	49,547
YRC Worldwide Inc.	992	13,154	(a)
		1,032,049
Water Utilities—0.0% *
American States Water Co.	1,145	47,403
Aqua America Inc.	2,628	69,563
Artesian Resources Corp., Class A	241	5,818
California Water Service Group	1,442	31,897
Connecticut Water Service Inc.	342	12,490
Middlesex Water Co.	484	11,539
SJW Corp.	487	14,975
The York Water Co.	373	7,840
		201,525
Wireless Telecommunication Services—0.0% *
Boingo Wireless Inc.	1,131	9,365	(a)
Leap Wireless International Inc.	1,991	5,017	(a,d)

NTELOS Holdings Corp.	505	4,560	(a)
Shenandoah Telecommunications Co.	730	31,251
Spok Holdings Inc.	664	10,930
Telephone & Data Systems Inc.	1,401	34,969
		96,092

Total Common Stock (Cost $713,834,407)		904,128,481
Warrant—0.0% *
Oil & Gas Exploration & Production—0.0% *
Magnum Hunter Resources Corp.	694	—	(**,a,d)

Total Warrants (Cost $0)		—

Total Domestic Equity (Cost $713,834,407)		904,128,481

Foreign Equity—24.4%
Common Stock—24.2%
Advertising—0.1%
Cheil Worldwide Inc.	2,021	31,032	(a)
Dentsu Inc.	7,900	403,691
Hakuhodo DY Holdings Inc.	8,600	81,214
JCDecaux S.A.	2,402	86,859
Publicis Groupe S.A.	6,697	455,857
REA Group Ltd.	842	26,206
WPP PLC	45,687	950,176
		2,035,035
Aerospace & Defense—0.2%
Airbus Group SE	22,369	1,321,130
AviChina Industry & Technology Company Ltd., Class H	76,000	56,289
BAE Systems PLC	112,282	761,444
Bombardier Inc., Class B	51,880	64,623
CAE Inc.	8,733	92,105
Cobham PLC	43,606	188,711
Embraer S.A.	22,900	146,649
Finmeccanica S.p.A.	15,038	187,837	(a)
Korea Aerospace Industries Ltd.	1,660	95,093
Meggitt PLC	31,899	230,095
Rolls-Royce Holdings PLC	64,627	662,741
Safran S.A.	9,971	749,057
Singapore Technologies Engineering Ltd.	63,000	132,035
Thales S.A.	3,301	229,080
Zodiac Aerospace	6,235	142,642
		5,059,531
Agricultural & Farm Machinery—0.0% *
CNH Industrial N.V.	35,038	227,823
Kubota Corp.	41,000	559,892
		787,715
Agricultural Products—0.0% *
Astra Agro Lestari Tbk PT	15,000	18,558
Charoen Pokphand Indonesia Tbk PT	289,500	39,522
China Agri-Industries Holdings Ltd.	83,000	28,488	(a)
Felda Global Ventures Holdings Bhd	47,900	16,345
Genting Plantations Bhd	8,500	19,163
Golden Agri-Resources Ltd.	218,900	50,803

IOI Corporation Bhd	127,900	118,422
Kuala Lumpur Kepong Bhd	18,200	89,846
Wilmar International Ltd.	95,000	171,707
		552,854
Air Freight & Logistics—0.1%
Bollore S.A.	31,468	152,799
Deutsche Post AG	34,385	950,920
Hyundai Glovis Company Ltd.	540	102,050
Royal Mail PLC	25,195	175,097
TNT Express N.V.	14,205	108,109
Yamato Holdings Company Ltd.	13,500	257,454
		1,746,429
Airlines—0.1%
Air China Ltd., Class H	70,000	55,729	(d)
AirAsia Bhd	48,500	14,123
ANA Holdings Inc.	46,000	128,438
Cathay Pacific Airways Ltd.	24,000	44,903
China Airlines Ltd.	104,000	35,532	(a)
China Southern Airlines Company Ltd., H Shares	52,000	38,312
Deutsche Lufthansa AG	12,521	173,659	(a)
easyJet PLC	5,802	156,173
Eva Airways Corp.	74,573	41,671	(a)
International Consolidated Airlines Group S.A.	37,196	330,665	(a)
Japan Airlines Company Ltd.	4,100	144,295
Korean Air Lines Company Ltd.	1,579	41,763	(a)
Latam Airlines Group S.A.	11,360	54,466	(a)
Qantas Airways Ltd.	41,362	108,053
Singapore Airlines Ltd.	19,000	142,978
Turk Hava Yollari AO	23,896	62,902	(a)
		1,573,662
Airport Services—0.1%
Aena S.A.	2,198	242,285	(a,e)
Aeroports de Paris	1,084	122,635
Airports of Thailand PCL NVDR	16,100	124,648
Auckland International Airport Ltd.	32,076	100,133
Beijing Capital International Airport Company Ltd., Class H	64,000	59,705
Fraport AG Frankfurt Airport Services Worldwide	1,434	88,343
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	10,700	92,814
Grupo Aeroportuario del Sureste SAB de C.V., Class B	7,500	114,168
Japan Airport Terminal Company Ltd.	1,400	59,967
Malaysia Airports Holdings Bhd	36,000	42,996
Sydney Airport	37,110	155,321
TAV Havalimanlari Holding AS	6,264	49,136
		1,252,151
Alternative Carriers—0.0% *
Iliad S.A.	984	198,259
Inmarsat PLC	16,632	247,399
Intelsat S.A.	874	5,620	(a)
		451,278
Aluminum—0.0% *
Alumina Ltd.	91,959	72,650
Aluminum Corporation of China Ltd., Class H	152,000	47,267	(a)
Hindalco Industries Ltd.	39,321	42,712
Norsk Hydro ASA	48,652	161,755
		324,384
Apparel Retail—0.2%
ABC-Mart Inc.	1,000	55,609
Fast Retailing Company Ltd.	1,900	769,265

Hennes & Mauritz AB, Class B	34,564	1,259,825
Industria de Diseno Textil S.A.	40,483	1,352,511
Mr Price Group Ltd.	8,676	121,101
Shimamura Company Ltd.	800	85,902
The Foschini Group Ltd.	7,514	76,259
Truworths International Ltd.	16,087	98,916
		3,819,388
Apparel, Accessories & Luxury Goods—0.3%
Adidas AG	7,377	592,972
Burberry Group PLC	16,413	340,107
Christian Dior SE	1,807	336,950
Cie Financiere Richemont S.A.	18,594	1,440,554
Gildan Activewear Inc.	9,242	277,667
Hermes International	1,051	381,283
HUGO BOSS AG	2,221	248,911
Kering	3,052	497,392
Li & Fung Ltd.	228,000	174,161
LPP S.A.	33	67,865
Luxottica Group S.p.A.	6,436	445,419
LVMH Moet Hennessy Louis Vuitton SE	10,112	1,717,960
Michael Kors Holdings Ltd.	9,660	408,038	(a)
Pandora A/S	4,537	528,833
The Swatch Group AG	1,063	392,737
The Swatch Group AG	1,612	115,897
		7,966,746
Application Software—0.2%
Constellation Software Inc.	811	338,355
Dassault Systemes	5,024	370,130
Gemalto N.V.	3,114	201,643
Globant S.A.	457	13,980	(a)
NICE-Systems Ltd.	2,227	121,481
Open Text Corp.	4,812	214,489
SAP SE	35,890	2,321,604
Sapiens International Corporation N.V.	750	8,640
The Sage Group PLC	37,466	283,418
		3,873,740
Asset Management & Custody Banks—0.1%
3i Group PLC	31,087	219,576
Aberdeen Asset Management PLC	38,224	171,673
Brait SE	12,888	130,959	(a)
CETIP SA—Mercados Organizados	8,013	66,206
China Cinda Asset Management Company Ltd., Class H	158,000	54,637
CI Financial Corp.	7,514	169,817
Coronation Fund Managers Ltd.	10,031	47,366
Hargreaves Lansdown PLC	9,137	167,052
IGM Financial Inc.	4,620	116,680
Julius Baer Group Ltd.	9,628	435,728
Mirae Asset Securities Company Ltd.	1,323	31,197
OM Asset Management PLC	753	11,611
Partners Group Holding AG	704	237,945
SBI Holdings Inc.	7,800	87,336
Schroders PLC	4,311	183,169
		2,130,952
Auto Parts & Equipment—0.2%
Aisin Seiki Company Ltd.	8,300	277,209
Bharat Forge Ltd.	4,436	61,363
Bosch Ltd.	136	40,133

Continental AG	4,035	856,223
Denso Corp.	16,500	693,809
GKN PLC	61,788	250,830
Hanon Systems Corp.	1,200	39,737
Hyundai Mobis Company Ltd.	2,290	447,258
Hyundai Wia Corp.	332	36,133
Koito Manufacturing Company Ltd.	4,000	129,754
Magna International Inc.	14,972	714,819
Motherson Sumi Systems Ltd.	6,492	22,886
NGK Spark Plug Company Ltd.	7,000	159,504
NHK Spring Company Ltd.	6,000	57,863
NOK Corp.	4,000	85,935
Stanley Electric Company Ltd.	5,300	105,102
Sumitomo Electric Industries Ltd.	29,300	372,718
Toyoda Gosei Company Ltd.	2,500	48,908
Toyota Industries Corp.	6,800	321,363
Valeo S.A.	2,941	396,409
		5,117,956
Automobile Manufacturers—0.7%
Astra International Tbk PT	847,000	302,087
Bayerische Motoren Werke AG	12,524	1,107,488
Brilliance China Automotive Holdings Ltd.	122,000	143,566
Byd Company Ltd., Class H	19,500	102,657	(a)
China Motor Corp.	19,000	13,329
Chongqing Changan Automobile Company Ltd., Class B	30,000	50,671
Daihatsu Motor Company Ltd.	8,000	92,247
Daimler AG	35,433	2,564,952
Dongfeng Motor Group Company Ltd., Class H	114,000	142,095
Fiat Chrysler Automobiles N.V.	34,881	452,046	(a)
Ford Otomotiv Sanayi AS	2,547	27,171
Fuji Heavy Industries Ltd.	20,700	740,267
Geely Automobile Holdings Ltd.	250,000	118,386
Great Wall Motor Company Ltd., Class H	124,500	138,636	(d)
Guangzhou Automobile Group Company Ltd., Class H	82,000	66,658
Honda Motor Company Ltd.	58,000	1,713,873
Hyundai Motor Co.	5,195	718,789
Isuzu Motors Ltd.	24,000	239,469
Kia Motors Corp.	9,879	446,735
Mahindra & Mahindra Ltd.	11,419	219,412
Mazda Motor Corp.	19,100	299,820
Mitsubishi Motors Corp.	21,900	166,767
Nissan Motor Company Ltd.	85,900	784,658
Peugeot S.A.	15,358	230,664	(a)
Renault S.A.	7,493	535,300
Suzuki Motor Corp.	13,900	425,014
Tata Motors Ltd.	33,690	152,950	(a)
Tofas Turk Otomobil Fabrikasi AS	4,588	27,200
Toyota Motor Corp.	98,900	5,756,539
UMW Holdings Bhd	21,300	36,439
Volkswagen AG	1,146	134,254
Yulon Motor Company Ltd.	32,000	28,620
		17,978,759
Automotive Retail—0.0% *
Hotai Motor Company Ltd.	9,000	95,665
USS Company Ltd.	7,800	129,213
		224,878

Biotechnology—0.1%
Actelion Ltd.	3,785	479,178
Affimed N.V.	475	2,931	(a)
Axovant Sciences Ltd.	395	5,103	(a)
CSL Ltd.	17,021	1,066,208
Grifols S.A.	5,817	239,567
Prothena Corporation PLC	946	42,892	(a)
XBiotech Inc.	125	1,867	(a)
		1,837,746
Brewers—0.3%
AMBEV S.A.	184,000	897,369
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,317	58,647
Anheuser-Busch InBev S.A.	29,733	3,150,342
Asahi Group Holdings Ltd.	14,800	478,237
Carlsberg A/S, Class B	3,174	243,396
Cia Cervecerias Unidas S.A.	3,906	42,983
Heineken Holding N.V.	3,947	280,343
Heineken N.V.	8,491	684,696
Kirin Holdings Company Ltd.	32,000	418,286
SABMiller PLC	34,778	1,968,651
Tsingtao Brewery Company Ltd., Class H	14,000	61,419
United Breweries Ltd.	2,416	32,697
		8,317,066
Broadcasting—0.1%
Astro Malaysia Holdings Bhd	30,600	19,631
BEC World PCL NVDR	35,500	31,299
Global Mediacom Tbk PT	224,500	14,405
Grupo Televisa SAB	94,200	489,378
ITV PLC	140,604	523,930
Media Nusantara Citra Tbk PT	154,000	17,239
ProSiebenSat.1 Media SE	7,909	387,038
RTL Group S.A.	1,661	142,765	(a)
Zee Entertainment Enterprises Ltd.	20,876	124,528
		1,750,213
Building Products—0.1%
Allegion PLC	4,767	274,865
Asahi Glass Company Ltd.	41,000	238,609
Assa Abloy AB, Class B	36,021	643,796
Cie de Saint-Gobain	16,223	700,996
Daikin Industries Ltd.	8,500	473,811
Geberit AG	1,262	384,503
KCC Corp.	194	67,596
LIXIL Group Corp.	10,400	210,145
Taiwan Glass Industry Corp.	34,000	12,391	(a)
TOTO Ltd.	6,000	186,115
		3,192,827
Cable & Satellite—0.2%
Altice N.V. Class A	10,716	223,983	(a)
Altice N.V. Class B	3,572	79,605	(a)
Cyfrowy Polsat S.A.	6,693	41,134	(a)
Eutelsat Communications S.A.	5,802	177,456
Kabel Deutschland Holding AG	1,299	168,926	(a)
Naspers Ltd., Class N	14,735	1,844,310
Numericable-SFR SAS	3,660	168,648	(a)
SES S.A.	12,261	385,544

Shaw Communications Inc., Class B	15,097	290,972
Sky PLC	40,134	634,679
Telenet Group Holding N.V.	1,897	108,566	(a)
		4,123,823
Casinos & Gaming—0.1%
Aristocrat Leisure Ltd.	10,992	66,462
Berjaya Sports Toto Bhd	25,888	18,139
Crown Resorts Ltd.	19,891	138,288
Galaxy Entertainment Group Ltd.	82,000	208,437
Genting Bhd	88,600	146,533
Genting Malaysia Bhd	109,600	103,473
Genting Singapore PLC	165,000	84,130
Kangwon Land Inc.	4,050	144,533
MGM China Holdings Ltd.	39,200	45,371
OPAP S.A.	10,054	90,680	(d)
Sands China Ltd.	89,600	268,798
SJM Holdings Ltd.	82,000	58,087
Tabcorp Holdings Ltd.	30,325	99,451
Tatts Group Ltd.	55,779	147,282
William Hill PLC	36,050	191,561
Wynn Macau Ltd.	66,400	75,224
		1,886,449
Coal & Consumable Fuels—0.0% *
Adaro Energy Tbk PT	538,500	19,665
Banpu PCL NVDR	38,000	20,939
Cameco Corp.	14,809	179,714
China Coal Energy Company Ltd., Class H	196,000	79,664
China Shenhua Energy Company Ltd.	133,500	204,297
Coal India Ltd.	18,723	92,702
Energy Fuels Inc.	1,324	3,853	(a)
Exxaro Resources Ltd.	4,703	17,857
Inner Mongolia Yitai Coal Company Ltd., Class B	42,400	34,641
Tambang Batubara Bukit Asam Persero Tbk PT	30,000	11,519
Yanzhou Coal Mining Company Ltd., Class H	102,000	45,275
		710,126
Commercial Printing—0.0% *
Dai Nippon Printing Company Ltd.	23,000	221,617
Toppan Printing Company Ltd.	21,000	168,505
		390,122
Commodity Chemicals—0.2%
Asahi Kasei Corp.	46,000	322,632
Formosa Chemicals & Fibre Corp.	113,540	230,339
Formosa Plastics Corp.	150,960	318,172
Hanwha Chemical Corp.	3,760	68,361
Hanwha Corp.	2,100	68,831
Hyosung Corp.	768	72,893
Indorama Ventures PCL NVDR	55,500	35,170
Kaneka Corp.	8,000	58,648
Kumho Petrochemical Company Ltd.	572	25,673
Kuraray Company Ltd.	14,900	184,874
LG Chem Ltd.	1,683	405,380
Lotte Chemical Corp.	682	155,353
Methanex Corp.	3,627	119,628
Mexichem SAB de C.V.	41,600	101,995
Mitsui Chemicals Inc.	34,000	108,162
Nan Ya Plastics Corp.	182,850	308,753
Orica Ltd.	15,476	163,455

Petronas Chemicals Group Bhd	112,500	157,140
PTT Global Chemical PCL NVDR	62,900	93,150
Sinopec Shanghai Petrochemical Company Ltd., Class H	129,000	49,269	(a)
Synthos S.A.	17,899	17,793
Teijin Ltd.	19,000	57,429
Toray Industries Inc.	52,000	447,426
		3,570,526
Communications Equipment—0.1%
Alcatel-Lucent	113,301	414,829	(a)
Nokia Oyj	126,633	862,966
Telefonaktiebolaget LM Ericsson, Class B	113,249	1,109,934
ZTE Corp., Class H	29,280	66,871
		2,454,600
Computer & Electronics Retail—0.0% *
Dixons Carphone PLC	29,880	192,087
GOME Electrical Appliances Holding Ltd.	456,000	70,606
Yamada Denki Company Ltd.	36,800	148,103
		410,796
Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	6,744	193,432
Arabtec Holding PJSC	92,375	46,277	(a)
Boskalis Westminster	2,811	122,624
Bouygues S.A.	7,841	277,717
China Communications Construction Company Ltd., Class H	166,000	203,697
China Railway Construction Corporation Ltd., Class H	73,500	107,926
China Railway Group Ltd., Class H	149,000	135,541
China State Construction International Holdings Ltd.	66,000	94,528
CIMIC Group Ltd.	4,164	68,718
Daelim Industrial Company Ltd.	460	26,041
Daewoo Engineering & Construction Company Ltd.	5,220	28,097	(a)
Ferrovial S.A.	16,184	385,515
Gamuda Bhd	63,600	63,517
GS Engineering & Construction Corp.	2,019	41,818	(a)
Hyundai Development Co-Engineering & Construction	2,420	111,271
Hyundai Engineering & Construction Company Ltd.	1,499	43,251
IJM Corporation Bhd	83,000	60,800
JGC Corp.	8,000	105,774
Kajima Corp.	37,000	195,558
Larsen & Toubro Ltd.	13,482	300,901
Obayashi Corp.	28,000	238,000
Promotora y Operadora de Infraestructura SAB de C.V.	7,800	85,241	(a)
Shimizu Corp.	23,000	196,652
Skanska AB, Class B	12,464	243,572
SNC-Lavalin Group Inc.	6,167	174,702
Taisei Corp.	43,000	279,330
Vinci S.A.	16,820	1,064,748
		4,895,248
Construction Machinery & Heavy Trucks—0.1%
CRRC Corporation Ltd., Class H	164,950	208,793	(a)
Daewoo Shipbuilding & Marine Engineering Company Ltd.	14,790	79,484
Eicher Motors Ltd.	234	63,455
Hino Motors Ltd.	10,000	101,282
Hitachi Construction Machinery Company Ltd.	4,100	54,671
Hyundai Heavy Industries Company Ltd.	1,548	126,029	(a)
Komatsu Ltd.	31,700	463,860
MAN SE	1,155	117,530
Samsung Heavy Industries Company Ltd.	3,107	32,242

SembCorp Marine Ltd.	38,000	61,200
United Tractors Tbk PT	63,000	75,148
Volvo AB, Class B	51,081	487,846
Weichai Power Company Ltd., Class H	36,000	33,352
Yangzijiang Shipbuilding Holdings Ltd.	82,000	65,455
		1,970,347
Construction Materials—0.2%
ACC Ltd.	1,972	40,618
Ambuja Cements Ltd.	22,724	71,229
Anhui Conch Cement Company Ltd., Class H	52,000	152,644
Asia Cement Corp.	78,030	76,306
BBMG Corp., Class H	42,500	29,229
Boral Ltd.	33,016	122,187
Cementos Argos S.A.	13,625	41,663
Cemex SAB de C.V.	457,760	318,738	(a)
China National Building Material Company Ltd., Class H	126,000	72,510
China Resources Cement Holdings Ltd.	80,000	36,129
CRH PLC	28,530	748,395
Fletcher Building Ltd.	25,315	110,119
Grupo Argos S.A.	11,233	65,132
HeidelbergCement AG	5,149	352,096
Imerys S.A.	1,254	80,333
Indocement Tunggal Prakarsa Tbk PT	55,500	62,319
James Hardie Industries PLC	17,203	205,857
Lafarge Malaysia Bhd	13,800	28,255
LafargeHolcim Ltd.	15,379	803,498
Semen Indonesia Persero Tbk PT	110,500	68,261
Taiheiyo Cement Corp.	47,000	140,492
Taiwan Cement Corp.	134,000	135,719
The Siam Cement PCL	12,300	157,923
The Siam Cement PCL NVDR	8,400	107,387
Titan Cement Company S.A.	1,510	34,048
Ultratech Cement Ltd.	1,319	53,851
		4,114,938
Consumer Electronics—0.1%
Casio Computer Company Ltd.	8,300	150,040
Garmin Ltd.	6,009	215,603
LG Electronics Inc.	4,419	170,191
Nikon Corp.	13,600	163,747
Panasonic Corp.	79,000	793,859
Sharp Corp.	50,000	57,195	(a)
Sony Corp.	45,600	1,103,591
		2,654,226
Consumer Finance—0.0% *
Acom Company Ltd.	16,000	81,359	(a)
AEON Financial Service Company Ltd.	2,900	57,049
Credit Saison Company Ltd.	6,100	110,270
Gentera SAB de C.V.	41,300	67,311
Mahindra & Mahindra Financial Services Ltd.	10,172	37,192
Samsung Card Company Ltd.	1,450	44,345
Shriram Transport Finance Company Ltd.	4,730	65,935
		463,461
Data Processing & Outsourced Services—0.1%
Amadeus IT Holding S.A., Class A	16,587	707,745
Cielo S.A.	30,212	278,148
Computershare Ltd.	18,369	136,607
EVERTEC Inc.	1,992	35,995
		1,158,495

Department Stores—0.1%
El Puerto de Liverpool SAB de C.V.	6,900	89,355
Hyundai Department Store Company Ltd.	375	42,394
Isetan Mitsukoshi Holdings Ltd.	14,800	221,447
J Front Retailing Company Ltd.	9,000	145,335
Lojas Renner S.A.	26,500	122,453
Lotte Shopping Company Ltd.	446	107,427
Marks & Spencer Group PLC	62,283	472,659
Marui Group Company Ltd.	8,400	100,928
Matahari Department Store Tbk PT	50,000	54,949
Next PLC	5,423	625,123
SACI Falabella	27,761	171,678
Shinsegae Company Ltd.	309	61,654
Takashimaya Company Ltd.	10,000	80,574
Woolworths Holdings Ltd.	35,874	251,146
		2,547,122
Distillers & Vintners—0.1%
Diageo PLC	91,011	2,440,792
Pernod Ricard S.A.	7,677	772,793
Remy Cointreau S.A.	964	63,133
Treasury Wine Estates Ltd.	20,908	96,318
United Spirits Ltd.	3,069	144,403	(a)
Vina Concha y Toro S.A.	15,626	25,826
		3,543,265
Distributors—0.0% *
Imperial Holdings Ltd.	6,577	80,644
Jardine Cycle & Carriage Ltd.	4,444	84,448
		165,092
Diversified Banks—3.4%
Abu Dhabi Commercial Bank PJSC	57,716	120,214
Agricultural Bank of China Ltd., Class H	811,000	305,562
Akbank TAS	81,386	182,247
Alior Bank S.A.	980	20,412	(a)
Alliance Financial Group Bhd	47,100	35,895
Alpha Bank AE	148,487	17,735	(a,d)
AMMB Holdings Bhd	71,600	74,275
Aozora Bank Ltd.	41,000	141,728
Australia & New Zealand Banking Group Ltd.	102,538	1,949,958
Banca Monte dei Paschi di Siena S.p.A.	83,952	149,189	(a)
Banco Bilbao Vizcaya Argentaria S.A.	236,694	2,002,709
Banco Bradesco S.A.	22,368	132,682
Banco Comercial Portugues S.A., Class R	1,000,000	48,557	(a)
Banco de Chile	910,255	94,696
Banco de Credito e Inversiones	1,093	44,569
Banco de Sabadell S.A.	175,044	320,835
Banco do Brasil S.A.	29,600	112,990
Banco Latinoamericano de Comercio Exterior S.A., Class E	918	21,252
Banco Popolare SC	10,958	161,705	(a)
Banco Popular Espanol S.A.	70,230	255,487
Banco Santander Brasil S.A.	26,200	82,970
Banco Santander Chile	2,798,504	126,714
Banco Santander S.A.	532,968	2,822,326
Bangkok Bank PCL	12,800	56,074
Bangkok Bank PCL NVDR	20,100	88,607
Bank Central Asia Tbk PT	516,500	432,767
Bank Danamon Indonesia Tbk PT	138,000	27,270
Bank Handlowy w Warszawie S.A.	1,235	26,242

Bank Hapoalim BM	44,492	223,656
Bank Leumi Le-Israel BM	47,822	178,378	(a)
Bank Mandiri Persero Tbk PT	411,500	222,603
Bank Millennium S.A.	17,468	27,011	(a)
Bank Negara Indonesia Persero Tbk PT	294,500	83,123
Bank of China Ltd., Class H	2,785,000	1,196,644
Bank of Communications Company Ltd., Class H	367,000	254,294
Bank of Ireland	888,173	345,015	(a)
Bank of Montreal	23,316	1,265,711
Bank of the Philippine Islands	28,542	49,036
Bank Pekao S.A.	5,497	223,202
Bank Rakyat Indonesia Persero Tbk PT	435,600	257,197
Bank Zachodni WBK S.A.	987	76,182	(a)
Bankia S.A.	187,778	242,725
Bankinter S.A.	21,316	156,374
Barclays Africa Group Ltd.	16,356	201,330
Barclays PLC	608,215	2,249,338
BDO Unibank Inc.	56,200	124,448
BNP Paribas S.A.	38,416	2,249,582
BOC Hong Kong Holdings Ltd.	134,000	392,488
CaixaBank S.A.	1,026	3,945	(a,d)
CaixaBank S.A.	97,460	374,780
Canadian Imperial Bank of Commerce	14,447	1,033,175
Chang Hwa Commercial Bank Ltd.	206,699	101,694
China CITIC Bank Corporation Ltd., Class H	336,000	195,095	(a)
China Construction Bank Corp., Class H	3,161,000	2,100,522
China Development Financial Holding Corp.	406,000	109,122
China Merchants Bank Company Ltd., Class H	159,731	385,413
China Minsheng Banking Corporation Ltd., Class H	244,200	224,978
CIMB Group Holdings Bhd	185,400	188,110
Commercial International Bank Egypt SAE	27,996	188,248
Commerzbank AG	36,239	381,137	(a)
Commonwealth Bank of Australia	62,444	3,188,867
Corpbanca S.A.	5,524,790	48,622
Credicorp Ltd.	2,963	315,145
Credit Agricole S.A.	40,637	465,177
CTBC Financial Holding Company Ltd.	556,168	286,297
Danske Bank A/S	27,499	829,095
DBS Group Holdings Ltd.	59,000	672,614
DNB ASA	35,006	454,298
Doha Bank QSC	4,274	58,910
Dubai Islamic Bank PJSC	56,399	102,883
E.Sun Financial Holding Company Ltd.	205,336	120,667
Erste Group Bank AG	9,534	276,062	(a)
Eurobank Ergasias S.A.	217,318	5,337	(a)
First Financial Holding Company Ltd.	279,733	127,431
First Gulf Bank PJSC	25,788	97,946
Grupo Financiero Banorte SAB de C.V., Class O	84,000	411,010
Grupo Financiero Inbursa SAB de C.V., Class O	94,700	195,192
Grupo Financiero Santander Mexico SAB de C.V., Class B	68,900	101,683
Hana Financial Group Inc.	9,676	215,512
Hang Seng Bank Ltd.	26,000	467,326
Hong Leong Bank Bhd	22,500	67,156
Hong Leong Financial Group Bhd	8,200	26,116
HSBC Holdings PLC	711,230	5,372,672
Hua Nan Financial Holdings Company Ltd.	232,007	107,804
ICICI Bank Ltd.	47,185	193,801

Industrial & Commercial Bank of China Ltd., Class H	2,612,000	1,503,154
Industrial Bank of Korea	6,050	69,417
ING Groep N.V.	144,353	2,038,345
Intesa Sanpaolo S.p.A.	18,145	58,333
Intesa Sanpaolo S.p.A.	474,381	1,671,189
Kasikornbank PCL	38,000	178,509
Kasikornbank PCL NVDR	25,000	117,785
KB Financial Group Inc.	15,020	446,684
KBC Groep N.V.	9,441	594,056
Komercni Banka AS	473	102,391
Krung Thai Bank PCL NVDR	138,400	65,206
Lloyds Banking Group PLC	2,056,581	2,341,389
Malayan Banking Bhd	153,000	297,942
Masraf Al Rayan QSC	18,301	216,071
mBank S.A.	587	53,566	(a)
Mega Financial Holding Company Ltd.	315,192	218,248
Metropolitan Bank & Trust Co.	17,411	30,397
Mitsubishi UFJ Financial Group Inc.	463,600	2,773,123
Mizrahi Tefahot Bank Ltd.	4,951	58,480
Mizuho Financial Group Inc.	849,900	1,581,787
National Australia Bank Ltd.	96,444	2,030,480
National Bank of Abu Dhabi PJSC	25,568	66,272
National Bank of Canada	12,868	408,874
National Bank of Greece S.A.	23,407	10,059	(a)
Natixis S.A.	35,140	193,732
Nedbank Group Ltd.	9,395	149,279
Nordea Bank AB	105,887	1,176,655
OTP Bank PLC	8,571	165,097
Oversea-Chinese Banking Corporation Ltd.	98,375	608,141
Piraeus Bank S.A.	84,050	7,318	(a)
Powszechna Kasa Oszczednosci Bank Polski S.A.	35,676	276,116	(a)
Public Bank Bhd	94,640	377,204
Qatar Islamic Bank SAQ	3,300	103,565
Qatar National Bank SAQ	6,287	323,667
Raiffeisen Bank International AG	5,172	67,605	(a)
RHB Capital Bhd	26,700	36,141
Royal Bank of Canada	51,961	2,859,851
Royal Bank of Scotland Group PLC	116,212	554,501	(a)
Sberbank of Russia ADR	98,468	485,989
Shinhan Financial Group Company Ltd.	14,787	516,478
SinoPac Financial Holdings Company Ltd.	308,987	97,592
Skandinaviska Enskilda Banken AB, Class A	52,343	557,627
Societe Generale S.A.	25,638	1,140,443
Standard Bank Group Ltd.	50,325	491,348
Standard Chartered PLC	94,138	913,752
State Bank of India	58,990	213,843
Sumitomo Mitsui Financial Group Inc.	46,200	1,740,529
Sumitomo Mitsui Trust Holdings Inc.	123,000	449,215
Svenska Handelsbanken AB, Class A	51,831	740,968
Swedbank AB, Class A	32,924	725,839
Taishin Financial Holding Company Ltd.	250,884	88,765
Taiwan Business Bank	155,514	38,586	(a)
Taiwan Cooperative Financial Holding Company Ltd.	262,862	108,570
The Bank of East Asia Ltd.	40,000	134,193
The Bank of Nova Scotia	43,921	1,927,256
The Commercial Bank QSC	3,901	60,410
The Siam Commercial Bank PCL NVDR	74,000	273,206

The Toronto-Dominion Bank	66,225	2,598,221
TMB Bank PCL NVDR	250,000	16,669
Turkiye Garanti Bankasi AS	91,933	213,455
Turkiye Halk Bankasi AS	25,730	85,830
Turkiye Is Bankasi, Class C	68,731	106,919
Turkiye Vakiflar Bankasi Tao, Class D	28,976	36,654
UniCredit S.p.A.	173,837	1,080,833
Unione di Banche Italiane SCPA	43,708	309,322
United Overseas Bank Ltd.	51,500	671,865
VTB Bank PJSC GDR	85,999	173,718
Westpac Banking Corp.	114,934	2,397,159
Woori Bank	20,363	161,317
Yapi ve Kredi Bankasi AS	34,531	38,434
		81,793,480
Diversified Capital Markets—0.2%
China Everbright Ltd.	36,000	81,940
Credit Suisse Group AG	54,810	1,313,735
Deutsche Bank AG	51,490	1,383,440
Investec Ltd.	5,853	44,807
Investec PLC	16,614	127,214
UBS Group AG	135,609	2,499,558
		5,450,694
Diversified Chemicals—0.2%
Arkema S.A.	2,771	178,845
BASF SE	33,960	2,589,863
Incitec Pivot Ltd.	61,205	167,627
Lanxess AG	3,347	156,224
Mitsubishi Chemical Holdings Corp.	55,500	287,915
Mitsubishi Gas Chemical Company Inc.	14,000	64,292
OCI Company Ltd.	643	44,700
Solvay S.A.	1,863	189,699
Sumitomo Chemical Company Ltd.	62,000	311,644
		3,990,809
Diversified Metals & Mining—0.3%
African Rainbow Minerals Ltd.	3,913	14,679
Anglo American PLC	53,595	447,237
Antofagasta PLC	12,579	95,213
BHP Billiton Ltd.	117,045	1,826,370
BHP Billiton PLC	78,530	1,195,481
Boliden AB	11,175	174,279
First Quantum Minerals Ltd.	21,644	78,943
Glencore PLC	391,348	542,703
Grupo Mexico SAB de C.V., Class B	162,400	391,847
Iluka Resources Ltd.	14,236	62,083
Jiangxi Copper Company Ltd., Class H	61,000	74,301
KGHM Polska Miedz S.A.	5,917	127,519
Korea Zinc Company Ltd.	341	133,920
Mitsubishi Materials Corp.	47,000	142,062
MMC Norilsk Nickel PJSC ADR	20,445	293,795
Rio Tinto Ltd.	14,392	491,190
Rio Tinto PLC	45,594	1,526,304
South32 Ltd.	188,208	180,411	(a)
Sumitomo Metal Mining Company Ltd.	22,000	248,353
Teck Resources Ltd., Class B	23,453	111,431
Turquoise Hill Resources Ltd.	29,112	74,045	(a)
Vedanta Ltd.	42,022	54,576
		8,286,742

Diversified Real Estate Activities—0.3%
Aldar Properties PJSC	118,736	77,587
Ayala Land Inc.	254,600	185,203
Barwa Real Estate Co.	6,158	72,197
Brookfield Asset Management Inc., Class A	32,239	1,009,708
CapitaLand Ltd.	75,000	141,360
City Developments Ltd.	16,000	86,645
Daito Trust Construction Company Ltd.	2,900	293,596
Daiwa House Industry Company Ltd.	24,000	590,657
DLF Ltd.	15,616	32,736
Ezdan Holding Group QSC	23,752	121,954
Goldin Properties Holdings Ltd.	26,000	23,417	(a)
Hang Lung Properties Ltd.	80,000	179,199
Henderson Land Development Company Ltd.	42,108	251,016
Kerry Properties Ltd.	29,500	80,696
Lend Lease Group	22,555	198,783
Mitsubishi Estate Company Ltd.	45,000	915,105
Mitsui Fudosan Company Ltd.	35,000	953,576
New World Development Company Ltd.	194,666	188,134
Nomura Real Estate Holdings Inc.	5,000	100,029
Sumitomo Realty & Development Company Ltd.	12,000	379,844
Sun Hung Kai Properties Ltd.	67,000	868,833
Swire Pacific Ltd., Class A	16,500	184,373
The Wharf Holdings Ltd.	48,000	270,037
Tokyo Tatemono Company Ltd.	8,500	100,852
Tokyu Fudosan Holdings Corp.	18,000	119,183
UOL Group Ltd.	18,000	76,081
Wheelock & Company Ltd.	38,000	164,502
Yuexiu Property Company Ltd.	247,380	40,538
		7,705,841
Diversified REITs—0.1%
Fibra Uno Administracion S.A. de C.V.	80,100	165,005
Fonciere Des Regions	1,009	87,693
Gecina S.A.	794	96,563
Growthpoint Properties Ltd.	65,849	122,154
H&R Real Estate Investment Trust	5,097	78,202
ICADE	1,137	76,899
Land Securities Group PLC	28,036	534,666
Mirvac Group	147,961	178,718
Redefine Properties Ltd.	110,314	93,344
Stockland	93,768	253,517
Suntec Real Estate Investment Trust	115,500	121,844
The British Land Company PLC	37,216	472,687
The GPT Group	73,340	232,279
United Urban Investment Corp.	89	118,751
		2,632,322
Diversified Support Services—0.1%
Aggreko PLC	10,107	145,594
Babcock International Group PLC	10,408	143,860
Brambles Ltd.	62,973	430,730
Edenred	7,377	120,184
ISS A/S	5,324	176,451
KEPCO Plant Service & Engineering Company Ltd.	1,248	127,401
		1,144,220
Drug Retail—0.0% *
Raia Drogasil S.A.	7,400	72,663

Education Services—0.0% *
Benesse Holdings Inc.	3,000	80,032
Estacio Participacoes S.A.	12,700	44,970
Kroton Educacional S.A.	39,716	76,900
		201,902
Electric Utilities—0.4%
AusNet Services	62,633	60,038
CEZ AS	6,598	137,191
Cheung Kong Infrastructure Holdings Ltd.	22,000	196,721
Chubu Electric Power Company Inc.	26,900	395,532
CLP Holdings Ltd.	74,500	636,370
Contact Energy Ltd.	14,241	45,094
CPFL Energia S.A.	9,493	35,450
EDP—Energias de Portugal S.A.	80,877	295,303
EDP—Energias do Brasil S.A.	9,400	27,100
Electricite de France S.A.	8,515	149,844
Endesa S.A.	9,132	192,047
Enea S.A.	3,755	13,341
Enel S.p.A.	248,462	1,106,054
Enersis S.A.	967,550	242,695
Fortis Inc.	8,347	237,641
Fortum Oyj	13,585	200,623
Hokuriku Electric Power Co.	6,200	83,140
Iberdrola S.A.	197,268	1,309,531
Interconexion Electrica S.A. ESP	12,838	29,734
Isagen S.A. ESP	25,432	23,726
Korea Electric Power Corp.	8,344	344,939
Kyushu Electric Power Company Inc.	17,100	185,756	(a)
PGE Polska Grupa Energetyczna S.A.	27,532	97,601
Power Assets Holdings Ltd.	45,500	429,459
Red Electrica Corp S.A.	4,215	348,828
RusHydro PJSC ADR	52,229	49,095
Shikoku Electric Power Company Inc.	6,300	102,313
SSE PLC	35,130	796,069
Tata Power Company Ltd.	40,698	40,363
Tauron Polska Energia S.A.	37,527	32,370
Tenaga Nasional Bhd	121,800	333,057
Terna Rete Elettrica Nazionale S.p.A.	57,316	278,053
The Chugoku Electric Power Company Inc.	11,800	162,273
The Kansai Electric Power Company Inc.	27,000	299,161	(a)
Tohoku Electric Power Company Inc.	17,000	229,525
Tokyo Electric Power Company Inc.	54,100	360,019	(a)
Transmissora Alianca de Energia Eletrica S.A.	2,300	11,015
		9,517,071
Electrical Components & Equipment—0.2%
ABB Ltd.	80,420	1,417,288
Fuji Electric Company Ltd.	21,000	75,748
Legrand S.A.	10,580	560,204
Mabuchi Motor Company Ltd.	1,800	77,702
Nidec Corp.	7,900	539,969
OSRAM Licht AG	3,806	196,342
Prysmian S.p.A.	7,493	154,317
Schneider Electric SE	19,547	1,091,185
Teco Electric and Machinery Company Ltd.	64,000	50,244
Zhuzhou CSR Times Electric Company Ltd., Class H	17,000	125,580
		4,288,579

Electronic Components—0.2%
Alps Electric Company Ltd.	5,800	162,476
AU Optronics Corp.	313,000	92,301
Delta Electronics Inc.	75,000	350,771
Hamamatsu Photonics KK	5,200	117,230
Hirose Electric Company Ltd.	1,200	129,954
Ibiden Company Ltd.	4,700	61,338
Innolux Corp.	289,212	90,029
Kyocera Corp.	11,900	542,512
Largan Precision Company Ltd.	4,000	310,986
LG Display Company Ltd.	7,752	148,134
LG Innotek Company Ltd.	512	38,012
Murata Manufacturing Company Ltd.	7,000	898,343
Nippon Electric Glass Company Ltd.	14,000	67,332
Omron Corp.	8,000	239,469
Samsung Electro-Mechanics Company Ltd.	1,559	84,572
Samsung SDI Company Ltd.	1,803	165,043
Simplo Technology Company Ltd.	11,000	35,411
TDK Corp.	5,100	286,586
TPK Holding Company Ltd.	13,000	30,953
Yaskawa Electric Corp.	8,000	80,959
Zhen Ding Technology Holding Ltd.	7,350	21,027
		3,953,438
Electronic Equipment & Instruments—0.1%
Citizen Holdings Company Ltd.	8,400	57,793
Hexagon AB, Class B	9,951	302,906
Hitachi High-Technologies Corp.	2,400	51,641
Hitachi Ltd.	169,000	847,928
Ingenico Group	1,804	217,078
Keyence Corp.	1,700	755,146
Shimadzu Corp.	9,000	128,877
Yokogawa Electric Corp.	9,000	93,709
		2,455,078
Electronic Manufacturing Services—0.1%
AAC Technologies Holdings Inc.	30,000	186,967
Fabrinet	1,068	19,576	(a)
Hon Hai Precision Industry Company Ltd.	466,040	1,211,541
TE Connectivity Ltd.	20,062	1,201,513
		2,619,597
Environmental & Facilities Services—0.0% *
China Everbright International Ltd.	88,000	123,540
Park24 Company Ltd.	3,100	58,135
		181,675
Fertilizers & Agricultural Chemicals—0.1%
Agrium Inc.	5,022	447,998
Grupa Azoty S.A.	816	18,991	(a)
Israel Chemicals Ltd.	18,673	96,008
K+S AG	6,950	232,156
OCI N.V.	3,493	89,211	(a)
Potash Corporation of Saskatchewan Inc.	32,745	669,945
Syngenta AG	3,442	1,099,425
Taiwan Fertilizer Company Ltd.	28,000	34,864
The Israel Corporation Ltd.	88	21,076
UPL Ltd.	8,010	56,018
Uralkali PJSC GDR	10,340	153,342	(a)
Yara International ASA	7,581	301,729
		3,220,763

Food Distributors—0.0% *
The Spar Group Ltd.	6,247	83,582
Food Retail—0.3%
Alimentation Couche-Tard Inc., Class B	16,644	761,872
BIM Birlesik Magazalar AS	7,874	139,523
Casino Guichard Perrachon S.A.	2,125	112,671
China Resources Enterprise Ltd.	48,000	89,063
Colruyt S.A.	2,817	135,307
CP ALL PCL NVDR	164,800	216,812
Delhaize Group	3,869	341,615
Empire Company Ltd., Class A	3,981	81,508
Eurocash S.A.	2,510	29,492
FamilyMart Company Ltd.	2,200	100,113
George Weston Ltd.	1,978	159,279
ICA Gruppen AB	2,095	70,691
J Sainsbury PLC	48,231	190,681
Jeronimo Martins SGPS S.A.	14,851	199,675
Koninklijke Ahold N.V.	30,280	588,459
Lawson Inc.	2,600	191,258
Loblaw Companies Ltd.	7,645	391,801
Magnit PJSC GDR	9,333	445,837
Metro Inc.	11,673	316,574
Pick n Pay Stores Ltd.	9,438	45,255
President Chain Store Corp.	21,000	130,742
Seven & I Holdings Company Ltd.	26,300	1,195,484
Shoprite Holdings Ltd.	16,646	189,201
Tesco PLC	279,303	775,072
WM Morrison Supermarkets PLC	91,077	229,150
Woolworths Ltd.	47,622	830,713
		7,957,848
Footwear—0.0% *
Anta Sports Products Ltd.	34,000	87,961
Asics Corp.	6,600	156,396
Belle International Holdings Ltd.	203,000	175,495
Feng TAY Enterprise Company Ltd.	11,000	68,317
Pou Chen Corp.	80,000	119,900
Yue Yuen Industrial Holdings Ltd.	31,000	115,199
		723,268
Forest Products—0.0% *
Duratex S.A.	11,374	16,796
West Fraser Timber Company Ltd.	3,058	96,710
		113,506
Gas Utilities—0.1%
APA Group	44,644	268,053
China Gas Holdings Ltd.	94,000	128,810
China Resources Gas Group Ltd.	34,000	87,215
Enagas S.A.	7,905	226,070
ENN Energy Holdings Ltd.	32,000	153,599
GAIL India Ltd.	14,061	65,367
Gas Natural SDG S.A.	10,427	202,870
Hong Kong & China Gas Company Ltd.	272,717	510,945
Korea Gas Corp.	1,143	38,331
Osaka Gas Company Ltd.	74,000	279,898
Perusahaan Gas Negara Persero Tbk PT	436,000	75,296
Petronas Gas Bhd	24,000	119,898

Snam S.p.A.	85,327	437,561
Toho Gas Company Ltd.	15,000	88,173
Tokyo Gas Company Ltd.	83,000	400,429
		3,082,515
General Merchandise Stores—0.0% *
Canadian Tire Corporation Ltd., Class A	3,488	312,325
Dollarama Inc.	5,714	384,130
Don Quijote Holdings Company Ltd.	4,000	149,960
Harvey Norman Holdings Ltd.	20,526	55,928
Lojas Americanas S.A.	4,875	14,434
Ryohin Keikaku Company Ltd.	700	142,145
		1,058,922
Gold—0.1%
Agnico Eagle Mines Ltd.	7,434	187,583
AngloGold Ashanti Ltd.	14,863	117,694	(a)
Barrick Gold Corp.	42,773	270,860
Cia de Minas Buenaventura S.A. ADR	8,589	51,190
Eldorado Gold Corp.	25,001	79,812
Franco-Nevada Corp.	6,022	264,156
Gold Fields Ltd.	31,089	81,056
Goldcorp Inc.	30,956	386,286
Kinross Gold Corp.	42,336	73,260	(a)
Newcrest Mining Ltd.	33,547	299,191	(a)
Randgold Resources Ltd.	3,180	186,029
Yamana Gold Inc.	28,763	48,271
Zijin Mining Group Company Ltd., Class H	230,000	60,245
		2,105,633
Healthcare Distributors—0.0% *
Alfresa Holdings Corp.	6,400	108,746
Medipal Holdings Corp.	5,400	85,262
Shanghai Pharmaceuticals Holding Company Ltd., Class H	22,700	47,392
Sinopharm Group Company Ltd., Class H	41,600	145,733
Suzuken Company Ltd.	2,800	92,932
		480,065
Healthcare Equipment—0.3%
Cochlear Ltd.	2,383	139,684
Getinge AB, Class B	7,959	176,887
Medtronic PLC	70,508	4,719,806
Olympus Corp.	8,700	269,866
Oxford Immunotec Global PLC	623	8,410	(a)
Smith & Nephew PLC	31,271	546,150
Sonova Holding AG	1,968	252,571
Sysmex Corp.	6,200	325,103
Terumo Corp.	12,400	348,917
William Demant Holding A/S	1,227	101,894	(a)
Wright Medical Group N.V.	1,097	22,368	(a)
		6,911,656
Healthcare Facilities—0.0% *
Apollo Hospitals Enterprise Ltd.	2,610	57,222
Bangkok Dusit Medical Services PCL NVDR	109,000	55,559
Bumrungrad Hospital PCL NVDR	13,000	77,366
Healthscope Ltd.	32,226	57,709
IHH Healthcare Bhd	95,100	129,158
Life Healthcare Group Holdings Ltd.	36,982	95,243
Mediclinic International Ltd.	16,594	132,529

Netcare Ltd.	33,031	86,716
Ramsay Health Care Ltd.	4,955	203,455
Ryman Healthcare Ltd.	4,493	21,010
		915,967
Healthcare Services—0.1%
Fresenius Medical Care AG & Company KGaA	7,926	617,725
Fresenius SE & Company KGaA	13,628	912,735
Miraca Holdings Inc.	2,100	88,724
Nobilis Health Corp.	981	5,121	(a)
Sonic Healthcare Ltd.	15,192	194,701
		1,819,006
Healthcare Supplies—0.1%
Coloplast A/S, Class B	3,718	262,971
Essilor International S.A.	7,388	898,082
Hoya Corp.	16,200	527,939
Shandong Weigao Group Medical Polymer Company Ltd., Class H	60,000	37,935
		1,726,927
Healthcare Technology—0.0% *
M3 Inc.	4,800	94,866
Heavy Electrical Equipment—0.1%
Alstom S.A.	9,100	280,408	(a)
Bharat Heavy Electricals Ltd.	22,240	69,847
Doosan Heavy Industries & Construction Company Ltd.	2,060	36,758
Mitsubishi Electric Corp.	67,000	609,778
Shanghai Electric Group Company Ltd., Class H	108,000	58,807
Vestas Wind Systems A/S	7,287	377,911
		1,433,509
Highways & Railtracks—0.1%
Abertis Infraestructuras S.A.	17,313	273,071
Atlantia S.p.A.	13,697	382,079
CCR S.A.	36,100	110,332
EcoRodovias Infraestrutura e Logistica S.A.	6,200	9,498
Groupe Eurotunnel SE	21,236	288,486
Jasa Marga Persero Tbk PT	81,500	26,842
Jiangsu Expressway Company Ltd., Class H	44,000	56,206
OHL Mexico SAB de C.V.	24,300	31,259	(a)
Transurban Group	63,280	441,718
Zhejiang Expressway Company Ltd., Class H	52,000	56,898
		1,676,389
Home Building—0.1%
Barratt Developments PLC	32,674	318,982
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	11,000	22,846
Iida Group Holdings Company Ltd.	5,300	82,444
Persimmon PLC	12,340	375,336
Sekisui Chemical Company Ltd.	16,000	167,394
Sekisui House Ltd.	23,000	358,160
Taylor Wimpey PLC	108,071	320,034
		1,645,196
Home Entertainment Software—0.0% *
GungHo Online Entertainment Inc.	14,400	42,563
Kingsoft Corporation Ltd.	27,000	52,606
Konami Corp.	3,800	81,956
NCSoft Corp.	441	70,319
Nexon Company Ltd.	4,000	52,937
Nintendo Company Ltd.	3,700	619,730
		920,111
Home Furnishing Retail—0.0% *
Nitori Holdings Company Ltd.	2,600	202,981

Home Furnishings—0.0% *
Hanssem Company Ltd.	497	119,711
Steinhoff International Holdings Ltd.	81,878	502,744
		622,455
Home Improvement Retail—0.0% *
Home Product Center PCL NVDR	107,359	20,262
Kingfisher PLC	87,568	475,660
		495,922
Hotels, Resorts & Cruise Lines—0.1%
Accor S.A.	7,354	342,804
Belmond Ltd., Class A	2,922	29,541	(a)
Carnival PLC	7,452	386,385
Flight Centre Travel Group Ltd.	2,032	51,514
InterContinental Hotels Group PLC	9,938	343,824
Minor International PCL NVDR	48,840	38,687
Shangri-La Asia Ltd.	34,000	29,350
TUI AG	18,655	344,178
		1,566,283
Household Appliances—0.0% *
Arcelik AS	8,562	41,711
Coway Company Ltd.	1,774	125,271
Electrolux AB, Class B	9,443	265,713
Haier Electronics Group Company Ltd.	31,000	51,600
Husqvarna AB, Class B	25,105	164,033
Rinnai Corp.	1,200	91,178
Techtronic Industries Company Ltd.	44,000	162,089
		901,595
Household Products—0.2%
Henkel AG & Company KGaA	4,010	353,348
Hindustan Unilever Ltd.	29,155	362,639
Kimberly-Clark de Mexico SAB de C.V., Class A	58,300	131,518
LG Household & Health Care Ltd.	359	258,657
Reckitt Benckiser Group PLC	23,172	2,101,424
Svenska Cellulosa AB SCA, Class B	21,751	606,338
Unicharm Corp.	14,100	248,882
Unilever Indonesia Tbk PT	56,500	146,553
		4,209,359
Human Resource & Employment Services—0.1%
Adecco S.A.	6,308	459,978
Capita PLC	22,774	413,273
Randstad Holding N.V.	4,968	295,078
Recruit Holdings Company Ltd.	5,300	158,427
Seek Ltd.	13,036	109,854
		1,436,610
Hypermarkets & Super Centers—0.1%
Aeon Company Ltd.	24,500	379,472
Almacenes Exito S.A.	7,211	30,973
Carrefour S.A.	20,695	610,785
Cencosud S.A.	43,221	83,943
Controladora Comercial Mexicana SAB de C.V.	13,600	39,339
Distribuidora Internacional de Alimentacion S.A.	22,662	136,677
E-Mart Company Ltd.	682	132,626
Massmart Holdings Ltd.	3,853	30,123
Metro AG	6,586	181,511
Sun Art Retail Group Ltd.	88,500	68,059
Wal-Mart de Mexico SAB de C.V.	170,600	419,887
Wesfarmers Ltd.	41,016	1,129,673
		3,243,068

Independent Power Producers & Energy Traders—0.1%
Aboitiz Power Corp.	66,300	61,278
AES Gener S.A.	82,891	38,139
CGN Power Company Ltd., Class H	390,000	163,044	(e)
China Power International Development Ltd.	121,000	78,845
China Resources Power Holdings Company Ltd.	82,000	185,795
Colbun S.A.	260,471	66,459
Datang International Power Generation Company Ltd., Class H	112,000	42,054
Electric Power Development Company Ltd.	4,300	130,869
Empresa Nacional de Electricidad S.A.	101,082	118,555
Glow Energy PCL	17,700	41,452
Huaneng Power International Inc., Class H	126,000	135,754
NTPC Ltd.	44,321	83,659
TransAlta Corp.	9,219	42,633
		1,188,536
Industrial Conglomerates—0.4%
Aboitiz Equity Ventures Inc.	66,580	82,192
Aditya Birla Nuvo Ltd.	1,222	39,968
Alfa SAB de C.V., Class A	119,800	232,435
Alliance Global Group Inc.	117,400	38,480
Beijing Enterprises Holdings Ltd.	19,500	116,999
CITIC Ltd.	175,000	318,385
CJ Corp.	632	140,764
CK Hutchison Holdings Ltd.	97,564	1,266,435
DMCI Holdings Inc.	140,000	38,340
Doosan Corp.	378	35,399
Enka Insaat ve Sanayi AS	19,496	32,196
Far Eastern New Century Corp.	119,916	106,705
Fosun International Ltd.	84,500	144,794
Grupo Carso SAB de C.V.	22,000	98,662
Industries Qatar QSC	5,401	182,404
JG Summit Holdings Inc.	62,960	95,437
Keihan Electric Railway Company Ltd.	22,000	146,220
Keppel Corporation Ltd.	65,400	311,845
KOC Holding AS	23,474	91,485
Koninklijke Philips N.V.	34,501	810,479
LG Corp.	3,743	192,313
NWS Holdings Ltd.	61,395	80,169
Samsung C&T Corp.	3,185	393,658	(a)
Seibu Holdings Inc.	5,300	106,960
Sembcorp Industries Ltd.	42,000	102,201
Shanghai Industrial Holdings Ltd.	20,000	44,129
Siemens AG	28,839	2,573,390
Siemens Ltd.	2,575	52,096
Sime Darby Bhd	110,100	195,116
SK Holdings Company Ltd.	1,471	302,813
SM Investments Corp.	10,194	194,218
Smiths Group PLC	15,368	233,951
The Bidvest Group Ltd.	11,502	271,366
Toshiba Corp.	141,000	353,663	(a)
Turkiye Sise ve Cam Fabrikalari AS	21,544	20,422
		9,446,089
Industrial Gases—0.1%
Air Liquide S.A.	12,458	1,469,194
Air Water Inc.	6,000	89,726
Linde AG	6,465	1,046,039
Taiyo Nippon Sanso Corp.	5,400	51,040
		2,655,999

Industrial Machinery—0.4%
Alfa Laval AB	12,518	204,329
Amada Holdings Company Ltd.	13,000	98,560
Andritz AG	3,315	148,903
Atlas Copco AB, Class A	24,713	592,555
Atlas Copco AB, Class B	15,042	335,381
China Conch Venture Holdings Ltd.	53,500	113,764
China International Marine Containers Group Company Ltd., Class H	23,400	41,063
Doosan Infracore Company Ltd.	16,209	89,845	(a)
FANUC Corp.	7,400	1,131,641
GEA Group AG	5,847	222,137
Hiwin Technologies Corp.	7,648	40,647
IHI Corp.	53,000	135,415
IMI PLC	10,961	157,481
JTEKT Corp.	8,400	116,709
Kawasaki Heavy Industries Ltd.	60,000	205,903
Kone Oyj, Class B	12,908	489,891
Kurita Water Industries Ltd.	2,800	59,219
Makita Corp.	4,600	243,126
Melrose Industries PLC	38,256	153,099
Metso Oyj	5,381	111,662
Minebea Company Ltd.	13,000	136,876
Mitsubishi Heavy Industries Ltd.	106,000	471,209
Nabtesco Corp.	5,000	90,719
NGK Insulators Ltd.	10,000	190,122
NSK Ltd.	12,900	124,191
Pentair PLC	8,951	456,859
Sandvik AB	40,260	341,778
Schindler Holding AG	1,798	257,620
Schindler Holding AG	1,044	152,577
SKF AB, Class B	15,703	287,771
SMC Corp.	2,100	456,857
Sulzer AG	1,015	99,204
Sumitomo Heavy Industries Ltd.	21,000	82,587
The Weir Group PLC	8,910	157,908
THK Company Ltd.	4,600	72,746
Wartsila Oyj Abp	5,119	202,679
WEG S.A.	20,540	79,695
Zardoya Otis S.A.	6,795	73,270
		8,425,998
Industrial REITs—0.0% *
Ascendas Real Estate Investment Trust	84,000	138,238
Goodman Group	70,089	287,937
Nippon Prologis REIT Inc.	35	63,474
Segro PLC	27,782	180,745
		670,394
Integrated Oil & Gas—1.0%
BG Group PLC	126,037	1,815,597
BP PLC	677,856	3,429,453
Cenovus Energy Inc.	31,166	470,500
China Petroleum & Chemical Corp., Class H	887,400	541,597
Ecopetrol S.A.	226,632	97,638
Eni S.p.A.	89,903	1,409,976
Galp Energia SGPS S.A.	10,377	101,922
Gazprom PAO ADR	219,231	881,309
Husky Energy Inc.	13,955	216,606
Imperial Oil Ltd.	10,635	335,383

Lukoil PJSC ADR	18,848	641,963
MOL Hungarian Oil & Gas PLC	1,514	65,934
OMV AG	3,925	95,205
Origin Energy Ltd.	41,319	176,999	(d)
PetroChina Company Ltd., Class H	788,000	544,987
Petroleo Brasileiro S.A.	110,600	237,201	(a)
Polskie Gornictwo Naftowe i Gazownictwo S.A.	63,407	108,720
PTT PCL NVDR	34,800	230,114
Repsol S.A.	35,179	408,786
Rosneft OAO GDR	45,830	169,113
Royal Dutch Shell PLC, Class A	141,763	3,336,989
Royal Dutch Shell PLC, Class B	90,965	2,153,646
Sasol Ltd.	20,849	584,442
Statoil ASA	44,682	650,063
Suncor Energy Inc.	53,564	1,425,896
Surgutneftegas OAO ADR	27,270	163,620
Surgutneftegas OAO ADR	29,028	147,172
Total S.A.	79,066	3,547,947
		23,988,778
Integrated Telecommunication Services—0.6%
Alibaba Health Information Technology Ltd.	44,000	27,706	(a)
BCE Inc.	4,587	186,874
Bezeq The Israeli Telecommunication Corporation Ltd.	71,154	135,967
BT Group PLC	301,384	1,915,564
China Communications Services Corporation Ltd., Class H	84,000	32,299
China Telecom Corporation Ltd., Class H	564,000	269,990
China Unicom Hong Kong Ltd.	184,000	232,669
Chunghwa Telecom Company Ltd.	140,000	420,074
Deutsche Telekom AG	117,706	2,087,119
Elisa Oyj	6,563	221,390
Hellenic Telecommunications Organization S.A.	10,479	91,238	(d)
HKT Trust & HKT Ltd.	113,280	134,327
Koninklijke KPN N.V.	102,405	382,251
KT Corp.	1,110	28,750	(a)
LG Uplus Corp.	8,060	82,280
Nippon Telegraph & Telephone Corp.	26,500	924,452
Ooredoo QSC	3,023	63,912
Orange Polska S.A.	28,318	54,140
Orange S.A.	70,369	1,061,987
PCCW Ltd.	173,000	89,067
Proximus	4,685	161,386
Rostelecom PJSC ADR	7,764	61,491
Singapore Telecommunications Ltd.	314,100	795,246
Spark New Zealand Ltd.	68,211	130,031
Swisscom AG	892	443,855
TDC A/S	28,766	147,935
Telecom Italia S.p.A.	422,912	520,227	(a)
Telecom Italia S.p.A.	190,334	194,826
Telefonica Deutschland Holding AG	18,390	112,102
Telefonica S.A.	159,598	1,929,377
Telekom Malaysia Bhd	42,600	64,737
Telekomunikasi Indonesia Persero Tbk PT	1,797,500	324,532
Telenor ASA	26,623	495,943
TeliaSonera AB	96,701	519,302
Telstra Corporation Ltd.	159,067	626,664
TELUS Corp.	8,060	252,796
TPG Telecom Ltd.	9,816	74,861

True Corporation PCL	233,861	62,823	(a)
Turk Telekomunikasyon AS	16,769	33,064
XL Axiata Tbk PT	93,500	16,690	(a)
		15,409,944
Internet Retail—0.0% *
Rakuten Inc.	30,300	385,565
Travelport Worldwide Ltd.	3,202	42,331
		427,896
Internet Software & Services—0.2%
Cimpress N.V.	981	74,664	(a)
Daum Kakao Corp.	1,370	145,518
Kakaku.com Inc.	3,100	50,060
NAVER Corp.	965	417,654
Tencent Holdings Ltd.	191,900	3,206,566
United Internet AG	4,602	232,525
Wix.com Ltd.	557	9,703	(a)
Yahoo Japan Corp.	42,100	159,591
		4,296,281
Investment Banking & Brokerage—0.1%
China Galaxy Securities Company Ltd., Class H	108,000	75,809
CITIC Securities Company Ltd., Class H	76,500	136,613
Daewoo Securities Company Ltd.	7,490	75,197
Daiwa Securities Group Inc.	57,000	366,325
Haitong Securities Company Ltd., Class H	138,000	198,719
ICAP PLC	21,687	150,192
Korea Investment Holdings Company Ltd.	1,740	89,694
Macquarie Group Ltd.	10,409	560,363
Mediobanca S.p.A.	20,019	196,423
NH Investment & Securities Company Ltd.	6,220	52,161
Nomura Holdings Inc.	131,800	757,246
Samsung Securities Company Ltd.	1,210	46,397
Yuanta Financial Holding Company Ltd.	369,211	136,797
		2,841,936
IT Consulting & Other Services—0.2%
Atos SE	2,821	215,828
Cap Gemini S.A.	5,602	497,882
CGI Group Inc., Class A	7,985	287,965	(a)
Fujitsu Ltd.	68,000	294,393
HCL Technologies Ltd.	17,992	269,990
Infosys Ltd.	67,588	1,191,336
Itochu Techno-Solutions Corp.	1,800	38,250
Luxoft Holding Inc.	556	35,189	(a)
Nomura Research Institute Ltd.	4,180	159,675
NTT Data Corp.	5,300	265,963
Otsuka Corp.	1,800	87,471
Samsung SDS Company Ltd.	1,365	331,663
Tata Consultancy Services Ltd.	18,636	733,913
Tech Mahindra Ltd.	9,252	78,855
Wipro Ltd.	25,134	228,902
		4,717,275
Leisure Facilities—0.0% *
Merlin Entertainments PLC	22,365	125,889	(e)
Oriental Land Company Ltd.	7,200	400,925
		526,814
Leisure Products—0.0% *
Bandai Namco Holdings Inc.	6,600	152,649
Giant Manufacturing Company Ltd.	10,000	72,584

Merida Industry Company Ltd.	7,350	39,509
Performance Sports Group Ltd.	1,367	18,345	(a)
Sankyo Company Ltd.	1,900	67,424
Sega Sammy Holdings Inc.	7,400	71,921
Shimano Inc.	3,200	447,276
Yamaha Corp.	6,100	134,361
		1,004,069
Life & Health Insurance—0.6%
Aegon N.V.	62,069	355,776
AIA Group Ltd.	434,200	2,243,819
AMP Ltd.	120,452	470,306
Cathay Financial Holding Company Ltd.	326,417	445,598
China Life Insurance Company Ltd.	103,455	78,548
China Life Insurance Company Ltd., Class H	289,000	999,374
China Taiping Insurance Holdings Company Ltd.	39,688	123,160	(a)
CNP Assurances	5,764	79,847
Delta Lloyd N.V.	7,100	59,464
Discovery Ltd.	11,285	112,352
Great-West Lifeco Inc.	10,027	239,101
Hanwha Life Insurance Company Ltd.	8,480	58,379
Industrial Alliance Insurance & Financial Services Inc.	3,775	112,121
Legal & General Group PLC	204,921	739,072
Liberty Holdings Ltd.	4,059	37,061
Manulife Financial Corp.	70,176	1,080,356
Medibank Private Ltd.	100,000	169,945
MMI Holdings Ltd.	36,164	62,222
New China Life Insurance Company Ltd., Class H	23,300	100,114
NN Group N.V.	6,690	191,323
Old Mutual PLC	188,458	539,818
Ping An Insurance Group Company of China Ltd., Class H	194,000	961,233
Power Corporation of Canada	12,324	254,349
Power Financial Corp.	7,564	172,640
Prudential PLC	91,658	1,934,721
Rand Merchant Insurance Holdings Ltd.	22,171	66,415
Samsung Life Insurance Company Ltd.	2,361	196,999
Sanlam Ltd.	67,666	292,647
Shin Kong Financial Holding Company Ltd.	265,751	62,952
Sony Financial Holdings Inc.	6,500	106,266
St. James’s Place PLC	18,140	233,559
Standard Life PLC	75,794	445,229
Sun Life Financial Inc.	24,295	779,933
Swiss Life Holding AG	1,203	267,662
T&D Holdings Inc.	22,500	263,860
The Dai-ichi Life Insurance Company Ltd.	38,500	608,690
		14,944,911
Life Sciences Tools & Services—0.0% *
Divi’s Laboratories Ltd.	1,428	24,365	(a,d)
Divi’s Laboratories Ltd.	1,428	24,366
Lonza Group AG	1,992	260,544
QIAGEN N.V.	9,834	252,860	(a)
		562,135
Managed Healthcare—0.0% *
Odontoprev S.A.	10,100	24,223
Qualicorp S.A.	8,200	30,560
		54,783
Marine—0.1%
AP Moeller—Maersk A/S, Class A	151	226,842
AP Moeller—Maersk A/S, Class B	271	416,440

China COSCO Holdings Company Ltd., Class H	102,500	65,335	(a,d)
China Shipping Container Lines Company Ltd., Class H	146,000	58,588	(a,d)
Evergreen Marine Corporation Taiwan Ltd.	64,640	27,189
Golden Ocean Group Ltd.	2,066	5,082
Hyundai Merchant Marine Company Ltd.	3,085	16,007	(a)
Kuehne + Nagel International AG	1,817	232,820
MISC Bhd	62,200	124,520
Mitsui OSK Lines Ltd.	28,000	66,864
Navios Maritime Holdings Inc.	2,496	6,215
Nippon Yusen KK	69,000	159,011
Safe Bulkers Inc.	1,160	3,202
U-Ming Marine Transport Corp.	17,000	18,070
Yang Ming Marine Transport Corp.	59,000	17,040	(a)
		1,443,225
Marine Ports & Services—0.0% *
Adani Ports & Special Economic Zone Ltd.	26,135	119,049
China Merchants Holdings International Company Ltd., Class H	42,000	123,290
COSCO Pacific Ltd.	62,000	81,599	(d)
DP World Ltd.	6,267	133,111
Hutchison Port Holdings Trust, Class U	201,000	110,550
International Container Terminal Services Inc.	26,800	43,033
Kamigumi Company Ltd.	8,000	65,194
Mitsubishi Logistics Corp.	5,000	57,696
		733,522
Metal & Glass Containers—0.0% *
Nampak Ltd.	13,509	25,207
Rexam PLC	28,486	225,886
Toyo Seikan Group Holdings Ltd.	5,800	91,723
		342,816
Motorcycle Manufacturers—0.0% *
Bajaj Auto Ltd.	3,146	111,097
Hero Motocorp Ltd.	3,073	112,124
Yamaha Motor Company Ltd.	10,600	211,620
		434,841
Movies & Entertainment—0.1%
Alibaba Pictures Group Ltd.	360,000	80,361	(a)
Eros International PLC	856	23,275	(a)
IMAX Corp.	1,805	60,991	(a)
Toho Company Ltd.	4,400	100,039
Vivendi S.A.	41,813	986,216
		1,250,882
Multi-Line Insurance—0.4%
Ageas	9,634	394,724
Allianz SE	16,795	2,629,324
Assicurazioni Generali S.p.A.	42,530	776,676
Aviva PLC	146,077	1,000,141
AXA S.A.	70,816	1,710,211
Baloise Holding AG	1,917	219,147
BB Seguridade Participacoes S.A.	23,900	148,912
China Pacific Insurance Group Company Ltd., Class H	107,400	397,031
Fairfax Financial Holdings Ltd.	679	307,791
Gjensidige Forsikring ASA	7,732	103,879
Mapfre S.A.	49,475	128,954
Porto Seguro S.A.	4,400	33,260
Powszechny Zaklad Ubezpieczen S.A.	2,320	237,762
Sampo Oyj, Class A	16,788	811,050

Sul America S.A.	5,000	22,414
UnipolSai S.p.A.	19,507	42,352
Zurich Insurance Group AG	5,567	1,362,835
		10,326,463
Multi-Sector Holdings—0.1%
Ayala Corp.	7,150	117,331
Corporation Financiera Colombiana S.A.	3,009	37,019
Eurazeo S.A.	1,445	95,972
Exor S.p.A.	3,417	148,679
First Pacific Company Ltd.	94,000	57,491
Groupe Bruxelles Lambert S.A.	2,198	165,392
Grupo de Inversiones Suramericana S.A.	8,633	100,337
GT Capital Holdings Inc.	2,225	60,219
Haci Omer Sabanci Holding AS	34,397	100,768
Industrivarden AB, Class C	4,939	86,448
Investment AB Kinnevik, Class B	10,674	304,042
Investor AB, Class B	18,034	617,328
Metro Pacific Investments Corp.	129,200	13,766
Onex Corp.	3,866	222,121
Pargesa Holding S.A.	1,294	75,685
Remgro Ltd.	19,519	355,907
Wendel S.A.	781	91,277
		2,649,782
Multi-Utilities—0.2%
AGL Energy Ltd.	28,062	314,714
Atco Ltd., Class I	2,398	70,114
Canadian Utilities Ltd., Class A	4,562	122,872
Centrica PLC	178,420	619,440
E.ON SE	71,161	609,810
Engie	52,639	848,469
National Grid PLC	137,022	1,907,214
RWE AG	16,339	185,120
Suez Environnement Co.	10,531	188,436
Veolia Environnement S.A.	14,035	320,068
YTL Corporation Bhd	200,400	72,943
YTL Power International Bhd	87,045	31,881
		5,291,081
Office REITs—0.0% *
CapitaLand Commercial Trust Ltd.	95,000	89,528
Dexus Property Group	31,181	156,563
Japan Prime Realty Investment Corp.	22	71,365
Japan Real Estate Investment Corp.	46	211,631
Nippon Building Fund Inc.	56	270,730
		799,817
Office Services & Supplies—0.0% *
Societe BIC S.A.	1,198	185,613
Oil & Gas Drilling—0.0% *
China Oilfield Services Ltd., Class H	58,000	57,925
Gulf International Services QSC	3,536	63,107
Noble Corporation PLC	3,595	39,222
North Atlantic Drilling Ltd.	1,955	1,505
Seadrill Ltd.	10,981	63,916
Transocean Ltd.	10,428	133,298
Transocean Ltd.	17,018	219,873
		578,846
Oil & Gas Equipment & Services—0.0% *
AMEC Foster Wheeler PLC	12,623	137,000
Bumi Armada Bhd	85,600	18,013	(a)

Nordic American Offshore Ltd.	523	3,138	(a)
Petrofac Ltd.	10,564	122,894
Saipem S.p.A.	10,901	87,185	(a)
Sapurakencana Petroleum Bhd	127,700	54,615
Subsea 7 S.A.	11,444	85,863	(a)
Technip S.A.	4,256	200,316
Tenaris S.A.	12,731	152,484
WorleyParsons Ltd.	8,516	35,344
		896,852
Oil & Gas Exploration & Production—0.2%
ARC Resources Ltd.	11,975	157,559
Baytex Energy Corp.	4,899	15,603
Cairn India Ltd.	17,722	41,700
Canadian Natural Resources Ltd.	42,635	826,496
Canadian Oil Sands Ltd.	18,537	87,244
CNOOC Ltd.	621,000	636,220
Crescent Point Energy Corp.	13,560	154,443
Encana Corp.	28,724	184,038
Enerplus Corp.	7,283	35,310
Inpex Corp.	36,100	320,564
Kunlun Energy Company Ltd.	138,000	98,647
Lundin Petroleum AB	8,987	115,511	(a)
MEG Energy Corp.	5,897	36,243	(a)
NOVATEK OAO GDR	3,285	303,863
Oil & Natural Gas Corporation Ltd.	28,871	101,163
Oil India Ltd.	6,573	42,408
Peyto Exploration & Development Corp.	4,880	101,007
PrairieSky Royalty Ltd.	5,457	103,222
PTT Exploration & Production PCL NVDR	52,000	100,289
Santos Ltd.	27,596	77,130
Tatneft PAO ADR	9,139	255,435
Tourmaline Oil Corp.	6,249	144,817	(a)
Tullow Oil PLC	29,038	74,379	(a)
Vermilion Energy Inc.	4,105	131,567
Woodside Petroleum Ltd.	25,579	519,665
		4,664,523
Oil & Gas Refining & Marketing—0.1%
Bharat Petroleum Corporation Ltd.	6,480	83,833
Caltex Australia Ltd.	9,305	204,397
Cosan S.A. Industria e Comercio	5,500	27,804
Delek Group Ltd.	174	38,011
Empresas COPEC S.A.	18,588	168,117
Formosa Petrochemical Corp.	43,000	102,252
Grupa Lotos S.A.	2,254	16,568	(a)
GS Holdings Corp.	2,084	80,086
Idemitsu Kosan Company Ltd.	3,200	48,789
IRPC PCL NVDR	378,600	39,221
JX Holdings Inc.	90,000	323,809
Keyera Corp.	6,976	191,220
Neste Oyj	4,893	112,349
Petronas Dagangan Bhd	8,900	44,179
Polski Koncern Naftowy Orlen S.A.	13,345	232,328
Reliance Industries Ltd.	49,769	653,616
S-Oil Corp.	1,820	96,121
Showa Shell Sekiyu KK	7,600	59,714
SK Innovation Company Ltd.	2,421	200,167	(a)

Thai Oil PCL NVDR	30,500	44,328
TonenGeneral Sekiyu KK	11,000	106,266
Tupras Turkiye Petrol Rafinerileri AS	5,349	130,909	(a)
		3,004,084
Oil & Gas Storage & Transportation—0.1%
AltaGas Ltd.	4,683	114,848
Ardmore Shipping Corp.	513	6,197
DHT Holdings Inc.	2,800	20,776
Enbridge Inc.	31,623	1,168,732
Inter Pipeline Ltd.	11,848	217,571
Koninklijke Vopak N.V.	2,589	103,129
Navios Maritime Acquisition Corp.	2,428	8,547
Pembina Pipeline Corp.	12,074	289,174
TransCanada Corp.	26,263	826,657
Ultrapar Participacoes S.A.	11,400	191,243
Veresen Inc.	9,523	72,451
		3,019,325
Other Diversified Financial Services—0.1%
African Bank Investments Ltd.	52,786	38	(a,d)
FirstRand Ltd.	120,303	427,634
Fubon Financial Holding Company Ltd.	240,000	373,912
ORIX Corp.	50,100	640,865
RMB Holdings Ltd.	26,636	126,987
		1,569,436
Packaged Foods & Meats—0.7%
Ajinomoto Company Inc.	22,000	461,988
Aryzta AG	3,492	147,493
Associated British Foods PLC	12,461	630,435
Barry Callebaut AG	87	94,381
BRF S.A.	24,000	425,460
Calbee Inc.	2,400	77,251
Charoen Pokphand Foods PCL NVDR	115,100	65,645
China Huishan Dairy Holdings Company Ltd.	248,000	88,960
China Mengniu Dairy Company Ltd.	53,000	187,038
Chocoladefabriken Lindt & Spruengli AG	33	193,015
Chocoladefabriken Lindt & Spruengli AG	4	283,021
CJ CheilJedang Corp.	320	102,725
Danone S.A.	21,144	1,331,624
GlaxoSmithKline Consumer Healthcare Ltd.	162	14,926
Gruma SAB de C.V., Class B	8,900	122,103
Grupo Bimbo SAB de C.V., Class A	66,600	168,163	(a)
Indofood CBP Sukses Makmur Tbk PT	32,000	27,085
Indofood Sukses Makmur Tbk PT	165,000	61,945
JBS S.A.	25,900	109,273
Kerry Group PLC, Class A	6,493	486,690
Kikkoman Corp.	6,000	164,322
Lotte Confectionery Company Ltd.	35	64,933
M Dias Branco S.A.	4,800	70,036
MEIJI Holdings Company Ltd.	4,600	335,691
Nestle India Ltd.	845	81,990
Nestle S.A.	117,577	8,814,364
NH Foods Ltd.	7,000	142,379
Nisshin Seifun Group Inc.	8,400	121,548
Nissin Foods Holdings Company Ltd.	2,300	105,432
Orion Corp.	139	110,468
Orkla ASA	24,379	180,342
Pioneer Foods Group Ltd.	4,038	57,169

PPB Group Bhd	17,800	62,441
Saputo Inc.	11,396	249,051
Standard Foods Corp.	13,788	29,730
Tate & Lyle PLC	19,062	169,780
Tiger Brands Ltd.	6,889	151,855
Tingyi Cayman Islands Holding Corp.	82,000	130,564
Toyo Suisan Kaisha Ltd.	4,000	150,962
Ulker Biskuvi Sanayi AS	3,012	19,050
Uni-President Enterprises Corp.	189,303	327,698
Universal Robina Corp.	30,200	124,057
Want Want China Holdings Ltd.	242,000	197,658
WH Group Ltd.	197,500	97,603	(a,e)
Yakult Honsha Company Ltd.	3,400	168,630
Yamazaki Baking Company Ltd.	4,000	61,320
		17,268,294
Paper Packaging—0.0% *
Amcor Ltd.	45,177	417,826
Klabin S.A.	19,600	107,698
		525,524
Paper Products—0.1%
Empresas CMPC S.A.	49,402	126,750
Fibria Celulose S.A.	9,300	125,652
Mondi Ltd.	2,641	55,431
Mondi PLC	12,058	252,603
Nine Dragons Paper Holdings Ltd.	63,000	32,597
Oji Holdings Corp.	31,000	132,526
Sappi Ltd.	19,577	60,174	(a)
Stora Enso Oyj, Class R	16,499	124,407
UPM-Kymmene Oyj	21,948	328,292
		1,238,432
Personal Products—0.4%
AMOREPACIFIC Corp.	1,310	425,504
AMOREPACIFIC Group	680	93,512
Beiersdorf AG	3,476	307,186
Dabur India Ltd.	13,803	58,038
Godrej Consumer Products Ltd.	4,709	87,372
Hengan International Group Company Ltd.	29,500	287,005
Hypermarcas S.A.	12,800	49,118	(a)
Kao Corp.	17,800	803,018
Kose Corp.	900	81,535
L’Oreal S.A.	9,038	1,564,247
Marico Ltd.	5,404	33,260
Natura Cosmeticos S.A.	7,200	35,259
Shiseido Company Ltd.	15,000	325,700
Unilever N.V.	60,999	2,443,754
Unilever PLC	46,499	1,891,867
		8,486,375
Pharmaceuticals—1.9%
Aspen Pharmacare Holdings Ltd.	11,107	236,165
Astellas Pharma Inc.	74,500	961,070
AstraZeneca PLC	45,916	2,908,286
Aurobindo Pharma Ltd.	14,470	169,853
Bayer AG	30,409	3,884,895
Celltrion Inc.	2,610	149,514	(a)
Chugai Pharmaceutical Company Ltd.	8,200	250,933
Cipla Ltd.	12,861	124,770
CSPC Pharmaceutical Group Ltd.	134,000	117,401

Daiichi Sankyo Company Ltd.	21,800	376,788
Dr Reddy’s Laboratories Ltd.	3,837	243,174
Eisai Company Ltd.	9,300	545,894
Endo International PLC	10,382	719,265	(a)
Foamix Pharmaceuticals Ltd.	699	5,124	(a)
GlaxoSmithKline PLC	177,360	3,401,185
Glenmark Pharmaceuticals Ltd.	5,757	92,227
Hanmi Pharm Company Ltd.	242	75,848	(a)
Hisamitsu Pharmaceutical Company Inc.	2,400	79,957
Kalbe Farma Tbk PT	854,500	80,201
Kyowa Hakko Kirin Company Ltd.	8,000	118,766
Lupin Ltd.	6,763	209,669
Merck KGaA	4,747	419,085
Mitsubishi Tanabe Pharma Corp.	8,600	151,154
Novartis AG	83,353	7,626,403
Novo Nordisk A/S, Class B	72,363	3,878,416
Ono Pharmaceutical Company Ltd.	3,200	377,539
Orion Oyj, Class B	4,156	156,803
Otsuka Holdings Company Ltd.	14,600	464,216
Piramal Enterprises Ltd.	2,159	28,525
Richter Gedeon Nyrt	2,156	34,230
Roche Holding AG	25,702	6,760,223
Sanofi	42,779	4,053,671
Santen Pharmaceutical Company Ltd.	13,500	180,240
Shionogi & Company Ltd.	11,900	424,769
Shire PLC	21,612	1,474,464
Sihuan Pharmaceutical Holdings Group Ltd.	185,000	23,871	(d)
Sino Biopharmaceutical Ltd.	124,000	151,999
Sumitomo Dainippon Pharma Company Ltd.	6,100	60,814
Sun Pharmaceutical Industries Ltd.	30,817	408,922
Taisho Pharmaceutical Holdings Company Ltd.	1,300	74,462
Takeda Pharmaceutical Company Ltd.	28,000	1,224,364
Teva Pharmaceutical Industries Ltd.	31,964	1,828,306
Theravance Biopharma Inc.	791	8,693	(a)
UCB S.A.	3,936	306,890
Valeant Pharmaceuticals International Inc.	11,948	2,122,782	(a)
Yuhan Corp.	173	35,540
		47,027,366
Precious Metals & Minerals—0.0% *
Anglo American Platinum Ltd.	3,198	52,983	(a)
Fresnillo PLC	4,958	44,422
Impala Platinum Holdings Ltd.	21,829	60,655	(a)
Industrias Penoles SAB de C.V.	6,055	82,610
		240,670
Property & Casualty Insurance—0.2%
Admiral Group PLC	8,319	189,270
Direct Line Insurance Group PLC	55,081	312,794
Dongbu Insurance Company Ltd.	1,106	57,199
Hyundai Marine & Fire Insurance Company Ltd.	1,762	44,968
Insurance Australia Group Ltd.	85,299	289,922
Intact Financial Corp.	4,603	321,767
James River Group Holdings Ltd.	334	8,981
MS&AD Insurance Group Holdings Inc.	19,300	514,549
PICC Property & Casualty Company Ltd., Class H	152,600	297,322
Qatar Insurance Co. SAQ	3,240	82,823
QBE Insurance Group Ltd.	50,715	459,072
RSA Insurance Group PLC	42,571	259,679

Samsung Fire & Marine Insurance Company Ltd.	1,257	296,937
Sompo Japan Nipponkoa Holdings Inc.	13,000	375,135
Suncorp Group Ltd.	42,084	360,257
The People’s Insurance Company Group of China Ltd., Class H	224,000	109,253
Tokio Marine Holdings Inc.	24,300	901,270
Tryg A/S	5,635	109,273
		4,990,471
Publishing—0.1%
Axel Springer SE	1,610	89,714
Lagardere SCA	4,450	122,891
Pearson PLC	30,960	528,525
RELX N.V.	41,476	674,556
RELX PLC	40,647	696,973
Singapore Press Holdings Ltd.	62,737	169,428
Thomson Reuters Corp.	12,653	506,233
Wolters Kluwer N.V.	11,537	354,279
		3,142,599
Railroads—0.3%
Asciano Ltd.	36,444	214,980
Aurizon Holdings Ltd.	79,572	279,956
BTS Group Holdings PCL NVDR	100,000	26,863
Canadian National Railway Co.	29,237	1,652,555
Canadian Pacific Railway Ltd.	5,887	841,050
Central Japan Railway Co.	5,300	850,770
Container Corporation of India Ltd.	1,215	27,247
East Japan Railway Co.	12,200	1,024,264
Hankyu Hanshin Holdings Inc.	44,000	268,192
Keikyu Corp.	19,000	150,712
Keio Corp.	23,000	162,852
Keisei Electric Railway Company Ltd.	10,000	109,297
Kintetsu Group Holdings Company Ltd.	74,000	265,069
MTR Corporation Ltd.	43,500	188,312
Nagoya Railroad Company Ltd.	32,000	125,312
Odakyu Electric Railway Company Ltd.	24,000	215,221
Tobu Railway Company Ltd.	32,000	137,068
Tokyu Corp.	44,000	321,463
West Japan Railway Co.	6,700	418,509
		7,279,692
Real Estate Development—0.1%
Bumi Serpong Damai Tbk PT	185,500	17,790
Cheung Kong Property Holdings Ltd.	97,564	709,380
China Jinmao Holdings Group Ltd.	114,000	28,390
China Overseas Land & Investment Ltd.	138,000	417,559
China Resources Land Ltd.	113,777	266,604
China Vanke Company Ltd., Class H	49,400	105,046
Country Garden Holdings Company Ltd.	181,333	65,279
Dalian Wanda Commercial Properties Company Ltd., Class H	20,600	118,017	(e)
Emaar Properties PJSC	107,723	189,469
Evergrande Real Estate Group Ltd.	296,000	168,051
Guangzhou R&F Properties Company Ltd., Class H	33,600	30,305
Highwealth Construction Corp.	23,400	32,974
IOI Properties Group Bhd	74,607	33,606
Lippo Karawaci Tbk PT	374,000	28,848
Longfor Properties Company Ltd.	50,000	63,032
Ruentex Development Company Ltd.	27,874	30,348
Shimao Property Holdings Ltd.	51,500	77,349
Shui On Land Ltd.	136,666	31,565

Sino Land Company Ltd.	116,000	176,618
Sino-Ocean Land Holdings Ltd.	104,500	56,227
SOHO China Ltd.	76,000	29,517
Sunac China Holdings Ltd.	152,000	80,020
Talaat Moustafa Group	36,052	31,079
		2,787,073
Real Estate Operating Companies—0.1%
Aeon Mall Company Ltd.	4,000	61,153
BR Malls Participacoes S.A.	17,200	45,182
Central Pattana PCL NVDR	44,200	54,497
Deutsche Wohnen AG	12,164	324,312
First Capital Realty Inc.	863	12,037
Global Logistic Properties Ltd.	142,000	203,727
Hulic Company Ltd.	10,000	89,926
Hysan Development Company Ltd.	26,000	108,193
Multiplan Empreendimentos Imobiliarios S.A.	3,200	34,074
NTT Urban Development Corp.	4,500	41,218
SM Prime Holdings Inc.	245,000	108,242
Swire Properties Ltd.	30,800	85,643
Swiss Prime Site AG	2,163	157,615
Vonovia SE	16,395	526,060
		1,851,879
Real Estate Services—0.0% *
Altisource Asset Management Corp.	28	671	(a)
Altisource Portfolio Solutions S.A.	384	9,154	(a)
		9,825
Regional Banks—0.1%
Bank of Queensland Ltd.	12,042	98,180
Bendigo & Adelaide Bank Ltd.	15,355	106,860
BNK Financial Group Inc.	7,204	83,266
Chongqing Rural Commercial Bank Company Ltd., Class H	92,000	52,232
DGB Financial Group Inc.	3,207	28,409
First BanCorp	3,495	12,442	(a)
Fukuoka Financial Group Inc.	30,000	142,028
Hokuhoku Financial Group Inc.	34,000	77,502
Resona Holdings Inc.	90,600	458,655
Seven Bank Ltd.	22,000	94,786
Shinsei Bank Ltd.	64,000	130,923
Suruga Bank Ltd.	7,000	129,520
The Bank of Kyoto Ltd.	14,000	141,561
The Bank of Yokohama Ltd.	47,000	284,162
The Chiba Bank Ltd.	27,000	190,723
The Chugoku Bank Ltd.	7,000	103,394
The Gunma Bank Ltd.	14,000	89,191
The Hachijuni Bank Ltd.	15,000	105,832
The Hiroshima Bank Ltd.	19,000	109,147
The Iyo Bank Ltd.	11,000	125,738
The Joyo Bank Ltd.	25,000	131,090
The Shizuoka Bank Ltd.	21,000	209,711
Yamaguchi Financial Group Inc.	8,000	97,658
		3,003,010
Reinsurance—0.1%
Hannover Rueck SE	2,353	240,433
Muenchener Rueckversicherungs-Gesellschaft AG	5,975	1,112,154
RenaissanceRe Holdings Ltd.	683	72,617

SCOR SE	5,925	211,938
Swiss Re AG	12,960	1,108,849
Third Point Reinsurance Ltd.	2,567	34,526	(a)
		2,780,517
Renewable Electricity—0.0% *
Abengoa Yield PLC	1,484	24,560
China Longyuan Power Group Corporation Ltd., Class H	101,000	108,428
Enel Green Power S.p.A.	65,696	124,006
Energy Development Corp.	270,200	31,795
Meridian Energy Ltd.	39,224	52,692
Tractebel Energia S.A.	6,100	51,718
		393,199
Research & Consulting Services—0.1%
Bureau Veritas S.A.	8,532	179,382
Experian PLC	35,288	565,527
Intertek Group PLC	6,828	251,431
SGS S.A.	211	367,107
		1,363,447
Residential REITs—0.0% *
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	58,985	48,898
Restaurants—0.1%
Compass Group PLC	57,932	924,034
Jollibee Foods Corp.	15,290	63,070
McDonald’s Holdings Company Japan Ltd.	2,600	58,376
Restaurant Brands International Inc.	7,911	283,467
Sodexo SA	3,320	274,240
Whitbread PLC	6,273	443,555
		2,046,742
Retail REITs—0.2%
CapitaLand Mall Trust	109,000	145,650
Federation Centres	121,693	234,157
Hammerson PLC	30,144	284,694
Hyprop Investments Ltd.	6,628	57,863
Intu Properties PLC	36,016	179,814
Japan Retail Fund Investment Corp.	77	148,902
Klepierre	6,776	306,254
Link REIT	82,500	451,352
Resilient Property Income Fund Ltd.	11,324	95,010
RioCan Real Estate Investment Trust	5,179	98,388
Scentre Group	200,912	550,253
Unibail-Rodamco SE	3,746	967,174
Westfield Corp.	63,377	443,730
		3,963,241
Security & Alarm Services—0.0% *
G4S PLC	64,223	224,429
S-1 Corp.	405	31,879
Secom Company Ltd.	8,100	484,857
Securitas AB, Class B	11,896	144,817
		885,982
Semiconductor Equipment—0.1%
ASM Pacific Technology Ltd.	9,300	60,660
ASML Holding N.V.	12,991	1,133,414
GCL-Poly Energy Holdings Ltd.	394,000	76,257	(a)
Hanergy Thin Film Power Group Ltd.	456,000	1	(d)
Hermes Microvision Inc.	1,000	37,810
Tokyo Electron Ltd.	6,100	285,938
		1,594,080

Semiconductors—0.4%
Advanced Semiconductor Engineering Inc.	263,000	281,950
ARM Holdings PLC	50,928	730,932
Avago Technologies Ltd.	12,945	1,618,254
Epistar Corp.	31,000	23,866
Infineon Technologies AG	41,559	466,454
Inotera Memories Inc.	84,000	52,424	(a)
Kinsus Interconnect Technology Corp.	10,000	19,133
MediaTek Inc.	49,352	364,960
Novatek Microelectronics Corp.	22,000	68,818
Phison Electronics Corp.	5,000	31,433
Powertech Technology Inc.	27,000	48,625
Radiant Opto-Electronics Corp.	15,450	47,625
Realtek Semiconductor Corp.	16,160	27,385
Rohm Company Ltd.	3,600	159,011
Semiconductor Manufacturing International Corp.	992,000	90,879	(a)
Siliconware Precision Industries Company Ltd.	34,848	43,232
SK Hynix Inc.	19,319	546,826
STMicroelectronics N.V.	24,901	169,026
Taiwan Semiconductor Manufacturing Company Ltd.	905,000	3,573,001
Transcend Information Inc.	6,000	15,124
United Microelectronics Corp.	501,000	164,325
Vanguard International Semiconductor Corp.	19,000	21,523
		8,564,806
Silver—0.0% *
Silver Wheaton Corp.	14,644	175,199
Soft Drinks—0.1%
Arca Continental SAB de C.V.	14,500	81,455
Coca-Cola Amatil Ltd.	23,185	146,698
Coca-Cola Femsa SAB de C.V., Class L	16,500	114,441
Coca-Cola HBC AG	6,874	145,461
Coca-Cola Icecek AS	2,227	25,449
Fomento Economico Mexicano SAB de C.V.	66,000	588,623
Suntory Beverage & Food Ltd.	5,100	195,245
		1,297,372
Specialized Finance—0.1%
ASX Ltd.	6,529	173,680
BM&FBovespa S.A.	60,000	166,953
Chailease Holding Company Ltd.	32,718	51,172
Deutsche Boerse AG	6,688	575,066
Far East Horizon Ltd.	53,000	41,032
Hong Kong Exchanges and Clearing Ltd.	40,100	914,274
Japan Exchange Group Inc.	20,000	290,068
London Stock Exchange Group PLC	11,604	425,191
Mitsubishi UFJ Lease & Finance Company Ltd.	22,400	98,005
Power Finance Corporation Ltd.	10,821	37,859
Rural Electrification Corporation Ltd.	11,578	48,330
Singapore Exchange Ltd.	29,300	144,862
		2,966,492
Specialty Chemicals—0.2%
Akzo Nobel N.V.	8,113	525,165
Asian Paints Ltd.	10,450	133,937
Croda International PLC	5,451	223,680
Daicel Corp.	11,000	134,280
EMS-Chemie Holding AG	324	132,886
Evonik Industries AG	4,176	139,448
Givaudan S.A.	322	522,331

Hitachi Chemical Company Ltd.	4,000	54,807
Johnson Matthey PLC	7,774	288,268
JSR Corp.	6,700	96,110
Kansai Paint Company Ltd.	6,000	81,259
Koninklijke DSM N.V.	6,720	309,012
Nippon Paint Holdings Company Ltd.	6,100	105,992
Nitto Denko Corp.	5,500	327,203
Novozymes A/S, Class B	7,551	328,670
Shin-Etsu Chemical Company Ltd.	13,900	709,711
Sika AG	85	261,759
Symrise AG	4,857	291,629
Umicore S.A.	4,697	180,596
		4,846,743
Specialty Stores—0.0% *
Dufry AG	1,281	149,457	(a)
FF Group	1,860	37,787
Hotel Shilla Company Ltd.	1,000	97,022
JUMBO S.A.	4,127	36,163
Sports Direct International PLC	6,740	77,285	(a)
		397,714
Steel—0.1%
ArcelorMittal	43,338	225,384
China Steel Corp.	381,796	222,625
Cia Siderurgica Nacional S.A.	27,400	26,974
Eregli Demir ve Celik Fabrikalari TAS	70,254	86,549
Fortescue Metals Group Ltd.	55,018	70,318
Hitachi Metals Ltd.	8,000	92,381
Hyundai Steel Co.	2,772	120,440
JFE Holdings Inc.	20,300	264,841
JSW Steel Ltd.	2,896	38,627
Kobe Steel Ltd.	95,000	102,325
Kumba Iron Ore Ltd.	3,400	19,303
Nippon Steel & Sumitomo Metal Corp.	26,500	479,817
POSCO	2,273	323,125
Severstal PAO GDR	7,140	75,684
Tata Steel Ltd.	11,358	37,012
ThyssenKrupp AG	16,857	295,045
Vale S.A.	45,500	189,452
Voestalpine AG	4,459	152,805
		2,822,707
Systems Software—0.0% *
Oracle Corporation Japan	1,400	58,915
Totvs S.A.	4,200	31,791
Trend Micro Inc.	4,000	140,776
		231,482
Technology Distributors—0.0% *
Synnex Technology International Corp.	48,000	47,814
WPG Holdings Ltd.	51,000	49,099
		96,913
Technology Hardware, Storage & Peripherals—0.4%
Acer Inc.	102,084	39,993	(a)
Advantech Company Ltd.	10,994	75,124
Asustek Computer Inc.	26,000	223,066
BlackBerry Ltd.	17,699	108,119	(a)
Brother Industries Ltd.	8,800	105,366
Canon Inc.	37,300	1,075,725
Catcher Technology Company Ltd.	28,000	298,049

Chicony Electronics Company Ltd.	17,341	39,920
Compal Electronics Inc.	158,000	89,251
Foxconn Technology Company Ltd.	32,239	92,230
FUJIFILM Holdings Corp.	16,200	602,740
HTC Corp.	30,000	57,854
Inventec Corp.	80,000	37,901
Konica Minolta Inc.	20,500	214,645
Lenovo Group Ltd.	248,000	208,959
Lite-On Technology Corp.	84,249	77,270
NEC Corp.	98,000	300,305
Pegatron Corp.	59,000	143,704
Quanta Computer Inc.	112,000	194,221
Ricoh Company Ltd.	28,000	281,602
Samsung Electronics Company Ltd.	4,097	3,919,681
Seagate Technology PLC	15,074	675,315
Seiko Epson Corp.	10,000	140,859
Wistron Corp.	87,212	45,424
		9,047,323
Textiles—0.0% *
Eclat Textile Company Ltd.	5,200	82,120
Formosa Taffeta Company Ltd.	25,000	23,574
Ruentex Industries Ltd.	19,711	34,899
Shenzhou International Group Holdings Ltd.	16,000	82,374
		222,967
Thrifts & Mortgage Finance—0.1%
Essent Group Ltd.	1,686	41,897	(a)
Housing Development Finance Corporation Ltd.	56,589	1,044,879
Indiabulls Housing Finance Ltd.	9,083	109,871
LIC Housing Finance Ltd.	11,981	85,732
		1,282,379
Tires & Rubber—0.1%
Bridgestone Corp.	23,100	795,814
Cheng Shin Rubber Industry Company Ltd.	65,550	107,500
Cie Generale des Etablissements Michelin	7,088	644,193
Hankook Tire Company Ltd.	2,917	97,455
Nokian Renkaat Oyj	3,864	124,694
Pirelli & C. S.p.A.	8,788	146,850
Sumitomo Rubber Industries Ltd.	6,400	88,493
The Yokohama Rubber Company Ltd.	3,500	61,399
		2,066,398
Tobacco—0.3%
British American Tobacco Malaysia Bhd	4,300	59,006
British American Tobacco PLC	67,171	3,706,653
Gudang Garam Tbk PT	18,500	53,038
Imperial Tobacco Group PLC	34,282	1,772,325
ITC Ltd.	88,390	443,027
Japan Tobacco Inc.	39,400	1,215,572
KT&G Corp.	3,742	352,006
Souza Cruz S.A.	13,300	89,514
Swedish Match AB	8,173	246,251
		7,937,392
Trading Companies & Distributors—0.2%
Ashtead Group PLC	19,688	277,348
Barloworld Ltd.	7,965	43,434
Brenntag AG	5,958	320,327
Bunzl PLC	12,822	343,772
Daewoo International Corp.	2,030	35,537

Finning International Inc.	6,330	92,445
ITOCHU Corp.	54,200	569,085
Marubeni Corp.	52,900	257,863
Mitsubishi Corp.	48,500	791,089
Mitsui & Company Ltd.	58,400	653,657
Noble Group Ltd.	208,000	60,708
Rexel S.A.	8,008	98,149
SK Networks Company Ltd.	6,600	38,365
Sumitomo Corp.	39,700	381,868
Toyota Tsusho Corp.	6,800	142,683
Travis Perkins PLC	10,064	299,706
Wolseley PLC	8,935	522,153
		4,928,189
Trucking—0.0% *
ComfortDelGro Corporation Ltd.	50,000	100,921
DSV A/S	5,426	202,402
Localiza Rent a Car S.A.	5,145	31,579
Nippon Express Company Ltd.	32,000	152,031
		486,933
Water Utilities—0.0% *
Aguas Andinas S.A., Class A	77,578	40,253
Beijing Enterprises Water Group Ltd.	130,000	91,083
Cia de Saneamento Basico do Estado de Sao Paulo	13,500	53,702
Consolidated Water Company Ltd.	447	5,185
Guangdong Investment Ltd.	92,000	137,228
Severn Trent PLC	9,568	316,530
United Utilities Group PLC	27,581	386,450
		1,030,431
Wireless Telecommunication Services—0.6%
Advanced Info Service PCL NVDR	38,900	242,221
America Movil SAB de C.V., Class L	1,242,700	1,030,282
Axiata Group Bhd	97,600	128,779
Bharti Airtel Ltd.	47,488	244,349
Bharti Infratel Ltd.	7,970	43,207
China Mobile Ltd.	228,000	2,691,854
DiGi.Com Bhd	145,400	183,580
Empresa Nacional de Telecomunicaciones SA	4,152	38,992
Far EasTone Telecommunications Company Ltd.	58,000	125,063
Global Telecom Holding SAE	2,285	549	(a)
Globe Telecom Inc.	1,235	62,041
Idea Cellular Ltd.	24,304	54,947
KDDI Corp.	62,500	1,391,788
Maxis Bhd	88,900	132,468
MegaFon PJSC GDR	7,188	87,334
Millicom International Cellular S.A.	2,635	164,313
Mobile TeleSystems PJSC ADR	12,056	87,044
MTN Group Ltd.	58,591	754,263
NTT DOCOMO Inc.	50,600	842,031
Philippine Long Distance Telephone Co.	3,770	176,643
Reliance Communications Ltd.	20,483	21,079	(a)
Rogers Communications Inc., Class B	14,390	493,512
Sistema JSFC GDR	8,110	55,797
SK Telecom Company Ltd.	905	200,806
SoftBank Group Corp.	34,800	1,591,447
StarHub Ltd.	26,000	63,267
Taiwan Mobile Company Ltd.	62,000	189,234
Tele2 AB, Class B	11,746	114,070

Tim Participacoes S.A.	31,600	59,598
Turkcell Iletisim Hizmetleri AS	31,681	110,390
Vodacom Group Ltd.	15,462	153,759
Vodafone Group PLC	966,802	3,052,673
Vodafone Qatar QSC	12,767	47,604
		14,634,984
Total Common Stock (Cost $631,747,084)		590,310,745
Preferred Stock—0.2%
Automobile Manufacturers—0.1%
Bayerische Motoren Werke AG	1,658	113,506
Hyundai Motor Co.	1,448	139,266
Hyundai Motor Co.	666	62,088
Porsche Automobil Holding SE	6,450	274,277
Volkswagen AG	6,157	671,811
		1,260,948
Commodity Chemicals—0.0% *
Braskem S.A., Class A	6,100	25,537
Fuchs Petrolub AG	2,446	107,876
LG Chem Ltd.	274	43,921
		177,334
Diversified Banks—0.1%
Banco Bradesco S.A.	87,804	472,322
Banco Davivienda S.A.	2,995	23,264
Banco do Estado do Rio Grande do Sul S.A., Class B	6,900	9,669
Bancolombia S.A.	12,485	100,944
Grupo Aval Acciones y Valores SA	128,800	49,023
Itau Unibanco Holding S.A.	104,639	696,638
Itausa—Investimentos Itau S.A.	123,078	220,690
		1,572,550
Electric Utilities—0.0% *
Centrais Eletricas Brasileiras S.A., Class B	8,100	17,799
Cia Energetica de Minas Gerais	28,508	50,044
Cia Paranaense de Energia, Class B	3,900	31,968
		99,811
Fertilizers & Agricultural Chemicals—0.0% *
Sociedad Quimica y Minera de Chile S.A., Class B	3,310	47,918
General Merchandise Stores—0.0% *
Lojas Americanas S.A.	19,625	79,842
Household Products—0.0% *
Henkel AG & Company KGaA	6,432	660,319
Hypermarkets & Super Centers—0.0% *
Cia Brasileira de Distribuicao	4,800	60,646
Integrated Oil & Gas—0.0% *
Petroleo Brasileiro S.A.	133,600	242,912	(a)
Integrated Telecommunication Services—0.0% *
Oi S.A.	10,700	7,497	(a)
Telefonica Brasil S.A.	11,900	109,588
		117,085
Multi-Sector Holdings—0.0% *
Grupo de Inversiones Suramericana S.A.	3,025	34,688
Paper Products—0.0% *
Suzano Papel e Celulose S.A., Class A	9,200	44,568
Renewable Electricity—0.0% *
AES Tiete S.A.	3,800	13,427
Cia Energetica de Sao Paulo	5,900	22,537
		35,964

Soft Drinks—0.0% *
Embotelladora Andina S.A., Class B	7,865	26,830
Steel—0.0% *
Gerdau S.A.	34,600	47,530
Usinas Siderurgicas de Minas Gerais S.A., Class A	14,200	11,946
Vale S.A.	68,100	227,801
		287,277
Technology Hardware, Storage & Peripherals—0.0% *
Samsung Electronics Company Ltd.	746	577,138

Total Preferred Stock (Cost $11,602,608)		5,325,830

Rights—0.0% *
Asset Management & Custody Banks—0.0% *
Mirae Asset Securities Company Ltd.	1,153	4,959	(a,d)
Diversified Banks—0.0% *
Banco Popular Espanol S.A.	70,230	1,568	(a,d)
Industrial Conglomerates—0.0% *
Fosun International Ltd.	9,464	—	(**,a,d)

Total Rights (Cost $7,890)		6,527

Total Foreign Equity (Cost $643,357,582)		595,643,102

Bonds and Notes—30.7%		Principal Amount	Fair Value
U.S. Treasuries—10.9%
U.S. Treasury Bonds
2.50%	02/15/45	$1,050,000	966,629
2.75%	11/15/42	650,000	632,836
2.88%	08/15/45	2,200,000	2,198,911
3.00%	05/15/42 - 05/15/45	14,800,000	15,169,373
3.13%	08/15/44	2,000,000	2,093,230
3.38%	05/15/44	2,900,000	3,182,825
3.63%	08/15/43 - 02/15/44	1,740,000	2,001,437
3.75%	11/15/43	600,000	706,422
4.38%	11/15/39	3,100,000	3,977,849
4.50%	02/15/36	1,900,000	2,491,326
4.63%	02/15/40	500,000	664,440
5.25%	02/15/29	200,000	268,495
5.38%	02/15/31	1,650,000	2,289,934
5.50%	08/15/28	1,450,000	1,976,267
6.38%	08/15/27	200,000	288,151
7.63%	02/15/25	200,000	296,589
7.88%	02/15/21	2,000,000	2,660,416
8.75%	05/15/20	3,000,000	3,995,898
9.00%	11/15/18	3,000,000	3,739,179
U.S. Treasury Notes
0.63%	12/31/16 - 04/30/18	29,300,000	29,301,465
0.75%	12/31/17 - 03/31/18	6,000,000	5,998,804
0.88%	12/31/16 - 01/31/18	23,250,000	23,356,298
1.00%	03/15/18 - 06/30/19	9,800,000	9,814,043
1.13%	12/31/19 - 03/31/20	16,800,000	16,693,907
1.25%	10/31/18 - 02/29/20	15,500,000	15,559,075
1.38%	07/31/18 - 09/30/20	16,300,000	16,376,165
1.50%	11/30/19 - 01/31/22	12,500,000	12,601,354

1.63%	04/30/19 - 11/15/22	11,500,000	11,674,861
1.75%	10/31/20	1,500,000	1,523,438
2.00%	07/31/20 - 08/15/25	16,744,000	16,817,365
2.13%	08/31/20 - 12/31/21	5,400,000	5,567,146
2.25%	03/31/21 - 11/15/24	6,890,000	7,034,433
2.38%	12/31/20 - 08/15/24	7,500,000	7,771,095
2.50%	08/15/23 - 05/15/24	3,500,000	3,647,540
2.63%	08/15/20	1,415,000	1,497,486
2.75%	11/15/23 - 02/15/24	4,300,000	4,573,790
3.13%	05/15/19	5,300,000	5,676,247
3.25%	12/31/16	3,000,000	3,103,515
3.63%	02/15/21	700,000	776,663
4.50%	05/15/17	16,500,000	17,549,944
			266,514,841
U.S. Government Sponsored Agency—0.0% *
Tennessee Valley Authority
3.50%	12/15/42	1,000,000	954,692
Agency Collateralized Mortgage Obligations—0.2%
Federal Home Loan Mortgage Corp.
2.37%	05/25/22	600,000	603,588
2.60%	10/25/23	140,254	145,767
2.79%	10/25/20	63,473	65,978
2.87%	12/25/21	800,000	836,694
3.06%	07/25/23	600,000	625,817	(f)
3.30%	04/25/23	100,000	106,057	(f)
3.39%	03/25/24	200,000	212,042
3.40%	07/25/19	176,303	183,704
3.41%	05/25/19	250,865	262,024
3.49%	01/25/24	300,000	320,544
3.53%	07/25/23	800,000	860,031	(f)
3.97%	01/25/21	200,000	220,224
4.25%	01/25/20	100,000	110,253
5.09%	03/25/19	100,000	111,783
Federal National Mortgage Assoc.
2.68%	05/25/21	100,000	103,506	(f)
			4,768,012
Agency Mortgage Backed—9.6%
Federal Home Loan Mortgage Corp.
0.88%	10/14/16 - 03/07/18	5,000,000	5,014,551
1.25%	10/02/19	1,500,000	1,496,961
1.38%	05/01/20	1,500,000	1,498,631
1.76%	06/01/43	373,354	382,790	(f)
2.38%	01/13/22	2,100,000	2,162,809
2.47%	05/01/43	907,667	927,560	(f)
2.50%	07/01/28 - 01/01/30	3,806,791	3,887,363
2.51%	11/25/22	300,000	303,553
2.52%	08/01/43	343,398	351,779	(f)
3.00%	05/01/30 - 06/01/43	12,503,490	12,788,802
3.50%	10/01/42 - 03/01/45	6,985,550	7,287,982
4.00%	06/01/44 - 08/01/45	5,845,595	6,245,062
5.00%	12/01/22 - 06/01/41	4,235,045	4,650,663
5.50%	01/01/38 - 04/01/39	717,617	811,895
6.00%	06/01/37 - 11/01/37	692,674	788,176
6.25%	07/15/32	1,000,000	1,412,775
2.50%	TBA	1,275,000	1,283,237	(g)
3.00%	TBA	1,317,000	1,343,042	(g)

3.50%	TBA	6,327,000	6,590,031	(g)
4.00%	TBA	6,487,000	6,874,555	(g)
4.50%	TBA	900,000	973,969	(g)
Federal National Mortgage Assoc.
0.88%	12/20/17 - 05/21/18	6,900,000	6,914,657
1.89%	04/01/43	581,910	599,793	(f)
2.50%	02/01/28 - 08/01/30	6,421,741	6,598,989
3.00%	01/01/28 - 10/01/43	20,807,932	21,344,980
3.50%	07/01/30 - 10/01/45	20,079,865	21,013,609
4.00%	10/01/41 - 09/01/45	13,453,934	14,433,050
4.50%	10/01/40 - 04/01/41	13,354,904	14,518,530
5.00%	12/01/39 - 06/01/41	4,657,151	5,229,665
5.50%	12/01/35 - 04/01/38	4,965,350	5,585,580
6.00%	03/01/34 - 08/01/37	3,553,629	4,026,230
6.63%	11/15/30	100,000	144,381
2.50%	TBA	902,000	914,925	(g)
3.00%	TBA	1,604,000	1,666,107	(g)
3.50%	TBA	6,362,000	6,684,772	(g)
4.00%	TBA	3,572,000	3,775,298	(g)
4.50%	TBA	416,000	434,205	(g)
5.50%	TBA	757,000	845,548	(g)
Government National Mortgage Assoc.
2.50%	05/20/45	346,969	342,727
3.00%	10/15/42 - 06/20/45	6,531,039	6,693,633
3.50%	10/20/42 - 09/20/45	13,277,175	13,954,826
4.00%	12/20/40 - 01/20/45	10,374,824	11,102,017
4.50%	05/20/40	4,138,419	4,499,323
5.00%	08/15/41	4,288,356	4,752,684
3.00%	TBA	4,884,000	4,983,874	(g)
3.50%	TBA	4,040,000	4,233,004	(g)
4.00%	TBA	857,000	913,057	(g)
			233,281,650
Asset Backed—0.1%
Chase Issuance Trust 2014-A1
1.15%	01/15/19	1,000,000	1,002,998
Citibank Credit Card Issuance Trust 2007-A8
5.65%	09/20/19	1,000,000	1,086,955
Discover Card Execution Note Trust 2014-A3
1.22%	10/15/19	400,000	401,328
Hyundai Auto Receivables Trust 2015-B
1.12%	11/15/19	500,000	499,081
			2,990,362
Corporate Notes—8.7%
21st Century Fox America Inc.
6.65%	11/15/37	579,000	690,940
3M Co.
3.00%	08/07/25	250,000	252,475
Abbey National Treasury Services PLC
2.38%	03/16/20	250,000	251,101
3.05%	08/23/18	250,000	257,980
Abbott Laboratories
2.55%	03/15/22	430,000	424,782
AbbVie Inc.
4.40%	11/06/42	250,000	228,442
4.50%	05/14/35	70,000	67,571
4.70%	05/14/45	250,000	242,559	(h)

ACE INA Holdings Inc.
2.70%	03/13/23	250,000	242,502
Actavis Funding SCS
4.75%	03/15/45	350,000	317,784
Actavis Inc.
3.25%	10/01/22	500,000	487,593
Adobe Systems Inc.
3.25%	02/01/25	70,000	68,674
Aetna Inc.
1.50%	11/15/17	713,000	713,707
2.75%	11/15/22	500,000	482,494
Aflac Inc.
2.65%	02/15/17	250,000	255,318
3.63%	11/15/24	250,000	254,799
Agrium Inc.
6.75%	01/15/19	1,000,000	1,137,909
Air Lease Corp.
3.88%	04/01/21	200,000	202,500
Alibaba Group Holding Ltd.
3.13%	11/28/21	200,000	192,066	(e)
Altria Group Inc.
4.25%	08/09/42	413,000	381,776
5.38%	01/31/44	70,000	76,101
Amazon.com Inc.
1.20%	11/29/17	373,000	371,443
4.80%	12/05/34	250,000	256,890
America Movil SAB de C.V.
3.13%	07/16/22	750,000	728,175
American Express Co.
3.63%	12/05/24	250,000	247,348	(h)
7.00%	03/19/18	1,000,000	1,123,497
American Honda Finance Corp.
1.20%	07/14/17	250,000	249,831
2.15%	03/13/20	200,000	198,738
American International Group Inc.
4.88%	06/01/22	500,000	551,726
American Tower Corp. (REIT)
3.50%	01/31/23	500,000	481,702
Amgen Inc.
5.38%	05/15/43	567,000	604,522
Anadarko Petroleum Corp.
6.20%	03/15/40	442,000	467,626	(h)
Anheuser-Busch InBev Finance Inc.
3.70%	02/01/24	500,000	506,891
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	892,000	853,541	(h)
7.75%	01/15/19	500,000	587,557
Anthem Inc.
1.88%	01/15/18	602,000	602,234
3.30%	01/15/23	500,000	494,793	(h)
3.70%	08/15/21	237,000	244,302
Aon PLC
4.25%	12/12/42	250,000	229,442
Apache Corp.
5.10%	09/01/40	250,000	238,725	(h)

Apple Inc.
1.00%	05/03/18	250,000	248,833
4.38%	05/13/45	465,000	460,359
Applied Materials Inc.
3.90%	10/01/25	160,000	159,460
Archer-Daniels-Midland Co.
4.02%	04/16/43	370,000	357,181
Arrow Electronics Inc.
3.00%	03/01/18	250,000	252,823
4.00%	04/01/25	40,000	39,187
AstraZeneca PLC
6.45%	09/15/37	250,000	323,139
AT&T Inc.
4.35%	06/15/45	750,000	643,747
4.50%	05/15/35	95,000	86,908	(h)
5.55%	08/15/41	454,000	460,700
Autodesk Inc.
1.95%	12/15/17	888,000	893,344
AvalonBay Communities Inc.
3.45%	06/01/25	115,000	113,350
AXA S.A.
8.60%	12/15/30	100,000	135,688
Baidu Inc.
3.25%	08/06/18	205,000	208,957
Bank of America Corp.
3.88%	08/01/25	250,000	253,473
3.95%	04/21/25	155,000	150,789	(h)
4.00%	04/01/24	350,000	360,257
4.13%	01/22/24	500,000	522,696
5.42%	03/15/17	800,000	840,370
5.70%	01/24/22	1,071,000	1,221,613
5.75%	12/01/17	1,360,000	1,470,084
6.11%	01/29/37	250,000	287,560
Bank of Montreal
1.45%	04/09/18	500,000	497,158
Barclays PLC
3.65%	03/16/25	500,000	477,373
Barrick Gold Corp.
6.95%	04/01/19	750,000	839,848
Baxalta Inc.
4.00%	06/23/25	100,000	100,155	(e)
Baxter International Inc.
1.85%	06/15/18	500,000	499,842
BB&T Corp.
2.05%	06/19/18	350,000	353,520
2.15%	03/22/17	500,000	506,593
Becton Dickinson and Co.
3.30%	03/01/23	250,000	249,061
3.73%	12/15/24	50,000	50,901
Bed Bath & Beyond Inc.
3.75%	08/01/24	150,000	151,330
Berkshire Hathaway Energy Co.
6.13%	04/01/36	500,000	602,068	(h)
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	944,000	953,471
3.00%	05/15/22	500,000	506,682	(h)

BHP Billiton Finance USA Ltd.
2.05%	09/30/18	325,000	325,883
Biogen Inc.
4.05%	09/15/25	80,000	80,815
5.20%	09/15/45	150,000	151,357
BNP Paribas S.A.
2.38%	09/14/17	750,000	761,293
2.40%	12/12/18	250,000	253,357
Boeing Capital Corp.
4.70%	10/27/19	250,000	278,704
Boston Properties LP (REIT)
3.85%	02/01/23	250,000	256,065
Boston Scientific Corp.
2.65%	10/01/18	500,000	506,101
4.13%	10/01/23	100,000	102,308
BP Capital Markets PLC
2.25%	11/01/16	500,000	505,806
2.32%	02/13/20	250,000	250,929
2.50%	11/06/22	500,000	476,575
2.52%	01/15/20	115,000	116,561
3.06%	03/17/22	210,000	210,486
BPCE S.A.
4.00%	04/15/24	250,000	259,774
Bristol-Myers Squibb Co.
2.00%	08/01/22	500,000	479,665
British Telecommunications PLC
9.63%	12/15/30	250,000	372,793
Buckeye Partners LP
4.15%	07/01/23	250,000	229,545
Burlington Northern Santa Fe LLC
5.75%	05/01/40	500,000	571,579
Canadian National Railway Co.
2.95%	11/21/24	305,000	300,363
Canadian Natural Resources Ltd.
3.80%	04/15/24	250,000	231,191
3.90%	02/01/25	250,000	229,881
Canadian Pacific Railway Co.
2.90%	02/01/25	250,000	236,060
Capital One Bank USA
2.30%	06/05/19	250,000	248,024
Capital One NA
2.35%	08/17/18	315,000	315,877
Cardinal Health Inc.
3.20%	03/15/23	500,000	495,271
Caterpillar Financial Services Corp.
1.25%	11/06/17	611,000	610,398
3.25%	12/01/24	350,000	343,742
Caterpillar Inc.
1.50%	06/26/17	573,000	576,453
Catholic Health Initiatives
1.60%	11/01/17	175,000	174,524
CBS Corp.
3.38%	03/01/22	250,000	248,433
4.00%	01/15/26	250,000	245,945
CCO Safari II LLC
4.91%	07/23/25	235,000	233,873	(e)

Celgene Corp.
5.25%	08/15/43	220,000	223,807
Cenovus Energy Inc.
3.80%	09/15/23	250,000	235,072
CenterPoint Energy Houston Electric LLC
4.50%	04/01/44	250,000	264,868
CF Industries Inc.
3.45%	06/01/23	250,000	237,947
5.38%	03/15/44	200,000	194,179
Chevron Corp.
1.72%	06/24/18	750,000	755,820
2.19%	11/15/19	55,000	55,594
2.41%	03/03/22	145,000	141,933
2.43%	06/24/20	75,000	75,986
Cigna Corp.
5.38%	02/15/42	250,000	271,067
Cisco Systems Inc.
2.90%	03/04/21	125,000	128,316
5.90%	02/15/39	500,000	610,199
Citigroup Inc.
1.30%	11/15/16	500,000	501,068
3.88%	03/26/25	250,000	242,953
4.30%	11/20/26	200,000	198,058
5.38%	08/09/20	1,000,000	1,116,152
5.88%	01/30/42	272,000	316,313
6.13%	08/25/36	255,000	292,335
CME Group Inc.
3.00%	03/15/25	250,000	245,362
CNA Financial Corp.
5.88%	08/15/20	781,000	888,338	(h)
Colgate-Palmolive Co.
3.25%	03/15/24	250,000	259,646
Comcast Corp.
4.25%	01/15/33	1,000,000	993,859
5.15%	03/01/20	500,000	564,473
Commonwealth Bank of Australia
2.30%	09/06/19	350,000	351,278
Commonwealth Edison Co.
3.10%	11/01/24	150,000	149,783
4.60%	08/15/43	250,000	261,498
4.70%	01/15/44	175,000	185,319
Compass Bank
3.88%	04/10/25	250,000	233,050
ConocoPhillips
6.50%	02/01/39	500,000	604,844
Consolidated Edison Company of New York Inc.
3.30%	12/01/24	350,000	352,989
3.95%	03/01/43	250,000	236,996
Continental Resources Inc.
4.50%	04/15/23	250,000	217,094
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%	01/14/19	250,000	252,371
3.95%	11/09/22	500,000	502,158
4.63%	12/01/23	250,000	258,298
Corning Inc.
2.90%	05/15/22	255,000	255,594

Corp Andina de Fomento
4.38%	06/15/22	250,000	271,345	(h)
Costco Wholesale Corp.
2.25%	02/15/22	85,000	84,204
COX Communications Inc.
4.70%	12/15/42	218,000	185,275	(e,h)
Credit Suisse
2.30%	05/28/19	350,000	351,357
3.63%	09/09/24	250,000	250,415
5.30%	08/13/19	500,000	555,888
Credit Suisse Group Funding Guernsey Ltd.
4.88%	05/15/45	250,000	244,987	(e)
Crown Castle Towers LLC
6.11%	01/15/40	326,000	367,379	(e)
CSX Corp.
4.10%	03/15/44	318,000	291,166
CVS Health Corp.
2.25%	12/05/18	500,000	507,268
2.75%	12/01/22	500,000	491,784
3.38%	08/12/24	250,000	251,202
Deere & Co.
3.90%	06/09/42	471,000	448,517
Delphi Corp.
4.15%	03/15/24	150,000	151,264
DENTSPLY International Inc.
4.13%	08/15/21	250,000	260,908
Deutsche Bank AG
2.95%	08/20/20	250,000	251,113
4.30%	05/24/28	250,000	238,112	(f)
Deutsche Telekom International Finance BV
8.75%	06/15/30	250,000	357,419
Devon Energy Corp.
2.25%	12/15/18	500,000	500,932
3.25%	05/15/22	500,000	480,131
5.00%	06/15/45	100,000	90,602
Diageo Capital PLC
1.50%	05/11/17	500,000	501,413
Diageo Investment Corp.
2.88%	05/11/22	500,000	494,611	(h)
DIRECTV Holdings LLC
5.15%	03/15/42	250,000	234,920
Discover Bank
4.20%	08/08/23	350,000	360,374
Discovery Communications LLC
3.25%	04/01/23	325,000	308,449
3.45%	03/15/25	135,000	125,071
DTE Electric Co.
3.70%	03/15/45	145,000	135,131
DTE Energy Co.
3.85%	12/01/23	250,000	260,589
Duke Energy Corp.
1.63%	08/15/17	884,000	887,123
3.05%	08/15/22	2,139,000	2,127,426
Eastman Chemical Co.
2.40%	06/01/17	500,000	506,611
Eaton Corp.
1.50%	11/02/17	500,000	499,443

eBay Inc.
1.35%	07/15/17	619,000	615,477
Ecolab Inc.
1.45%	12/08/17	750,000	746,310
Ecopetrol S.A.
4.13%	01/16/25	250,000	210,625
7.63%	07/23/19	345,000	378,534
Eli Lilly & Co.
2.75%	06/01/25	45,000	44,307
EMC Corp.
1.88%	06/01/18	500,000	501,240
Emerson Electric Co.
2.63%	02/15/23	500,000	492,289
Enbridge Inc.
3.50%	06/10/24	65,000	58,772
Encana Corp.
3.90%	11/15/21	500,000	460,645
Energy Transfer Partners LP
6.50%	02/01/42	250,000	229,410	(h)
6.70%	07/01/18	701,000	769,227
EnLink Midstream Partners LP
5.60%	04/01/44	150,000	136,508
Entergy Louisiana LLC
4.05%	09/01/23	250,000	264,224
Enterprise Products Operating LLC
3.70%	02/15/26	35,000	33,073
3.90%	02/15/24	175,000	171,815
4.45%	02/15/43	442,000	376,596
EOG Resources Inc.
2.45%	04/01/20	175,000	176,648
3.15%	04/01/25	80,000	78,592
ERP Operating LP (REIT)
3.00%	04/15/23	250,000	245,361
European Bank for Reconstruction & Development
1.00%	02/16/17	500,000	503,429
European Investment Bank
1.00%	08/17/17	1,000,000	1,003,830
4.88%	01/17/17	2,040,000	2,150,788	(h)
Eversource Energy
1.45%	05/01/18	250,000	248,010
3.15%	01/15/25	125,000	122,476
Exelon Generation Company LLC
2.95%	01/15/20	250,000	253,313
Export-Import Bank of Korea
2.38%	08/12/19	500,000	501,851
Express Scripts Holding Co.
4.75%	11/15/21	474,000	511,774
Exxon Mobil Corp.
2.71%	03/06/25	250,000	244,714
3.18%	03/15/24	250,000	258,158
FedEx Corp.
2.70%	04/15/23	200,000	192,566
Fifth Third BanCorp
4.50%	06/01/18	500,000	531,951
Fifth Third Bank
2.88%	10/01/21	230,000	232,365

Florida Power & Light Co.
4.13%	02/01/42	500,000	505,072	(h)
Ford Motor Co.
4.75%	01/15/43	800,000	750,440
Ford Motor Credit Company LLC
2.46%	03/27/20	250,000	244,796
2.60%	11/04/19	250,000	247,438
3.22%	01/09/22	250,000	241,974
Freeport-McMoRan Inc.
5.40%	11/14/34	200,000	139,938
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.63%	05/01/21	276,000	242,880
General Electric Capital Corp.
5.50%	01/08/20	1,000,000	1,144,385	(c)
6.75%	03/15/32	1,250,000	1,692,712	(c)
General Electric Co.
5.25%	12/06/17	500,000	541,709	(c)
General Mills Inc.
3.65%	02/15/24	250,000	257,944
General Motors Co.
5.20%	04/01/45	250,000	234,611
General Motors Financial Company Inc.
3.15%	01/15/20	150,000	148,719
4.38%	09/25/21	100,000	102,098
Georgia Power Co.
4.30%	03/15/42	472,000	435,440
Gilead Sciences Inc.
3.70%	04/01/24	500,000	511,633
4.80%	04/01/44	250,000	251,458	(h)
GlaxoSmithKline Capital PLC
1.50%	05/08/17	1,000,000	1,007,752
Glencore Finance Canada Ltd.
5.80%	11/15/16	751,275	713,711	(e)
Google Inc.
3.38%	02/25/24	225,000	233,413
Great Plains Energy Inc.
4.85%	06/01/21	1,004,000	1,101,260
Halliburton Co.
3.50%	08/01/23	900,000	902,162
Harris Corp.
3.83%	04/27/25	250,000	244,760
4.85%	04/27/35	40,000	38,607
HCP Inc. (REIT)
2.63%	02/01/20	500,000	498,274
Hess Corp.
8.13%	02/15/19	500,000	583,933
Hewlett-Packard Co.
6.00%	09/15/41	262,000	257,557
Honeywell International Inc.
3.35%	12/01/23	450,000	468,836
Hospitality Properties Trust
4.65%	03/15/24	250,000	250,343
HSBC Bank USA
5.88%	11/01/34	500,000	581,445
HSBC Finance Corp.
6.68%	01/15/21	250,000	292,507

HSBC Holdings PLC
5.10%	04/05/21	1,000,000	1,107,300
HSBC USA Inc.
2.38%	11/13/19	350,000	349,249
Husky Energy Inc.
4.00%	04/15/24	100,000	94,366
Illinois Tool Works Inc.
3.50%	03/01/24	250,000	255,722	(h)
Indiana Michigan Power Co.
3.20%	03/15/23	750,000	750,826
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	200,000	207,177
Intel Corp.
1.35%	12/15/17	872,000	870,441
4.25%	12/15/42	186,000	179,856
Inter-American Development Bank
1.00%	07/14/17	500,000	502,350
1.38%	10/18/16	1,500,000	1,513,974
International Bank for Reconstruction & Development
2.25%	06/24/21	1,000,000	1,030,722
International Business Machines Corp.
4.00%	06/20/42	500,000	461,120
International Finance Corp.
1.25%	07/16/18	500,000	503,063
International Paper Co.
3.65%	06/15/24	500,000	494,141
Interstate Power & Light Co.
3.25%	12/01/24	350,000	354,348
Intesa Sanpaolo S.p.A.
3.88%	01/15/19	200,000	207,274
Invesco Finance PLC
3.13%	11/30/22	500,000	506,832	(h)
Jabil Circuit Inc.
4.70%	09/15/22	223,000	216,868
Jefferies Group LLC
5.13%	01/20/23	250,000	250,493	(h)
John Deere Capital Corp.
1.95%	12/13/18	500,000	504,899
Johnson & Johnson
2.45%	12/05/21	350,000	356,117
4.38%	12/05/33	250,000	273,059
Johnson Controls Inc.
3.63%	07/02/24	80,000	77,812
JPMorgan Chase & Co.
1.70%	03/01/18	200,000	199,545
2.25%	01/23/20	250,000	247,920
2.75%	06/23/20	250,000	252,140
3.13%	01/23/25	250,000	241,277
3.25%	09/23/22	436,000	436,313
3.38%	05/01/23	250,000	244,316
4.50%	01/24/22	703,000	758,515
6.30%	04/23/19	1,000,000	1,137,018
6.40%	05/15/38	500,000	627,185
Kellogg Co.
7.45%	04/01/31	150,000	194,112
KeyCorp
2.30%	12/13/18	170,000	170,911
2.90%	09/15/20	125,000	125,935

KFW
2.00%	10/04/22	1,500,000	1,506,288	(h)
4.50%	07/16/18	1,567,000	1,714,206	(h)
Kimberly-Clark Corp.
1.90%	05/22/19	220,000	221,032
2.65%	03/01/25	55,000	53,545
Kinder Morgan Energy Partners LP
2.65%	02/01/19	740,000	728,020
5.00%	08/15/42	442,000	349,275
Kinder Morgan Inc.
4.30%	06/01/25	115,000	103,310
5.05%	02/15/46	150,000	119,017
5.30%	12/01/34	300,000	255,467
Kinross Gold Corp.
6.88%	09/01/41	250,000	188,424	(h)
KLA-Tencor Corp.
4.65%	11/01/24	215,000	214,846
Koninklijke Philips N.V.
3.75%	03/15/22	500,000	508,381
Kraft Foods Group Inc.
5.00%	06/04/42	500,000	512,837
Kraft Heinz Foods Co.
5.20%	07/15/45	150,000	158,857	(e)
L-3 Communications Corp.
5.20%	10/15/19	500,000	531,613
Laboratory Corporation of America Holdings
4.00%	11/01/23	200,000	203,309
Lam Research Corp.
3.80%	03/15/25	115,000	111,443
Landwirtschaftliche Rentenbank
0.88%	09/12/17	500,000	500,376
Lincoln National Corp.
4.20%	03/15/22	317,000	329,297
Lloyds Bank PLC
2.40%	03/17/20	250,000	250,266
2.70%	08/17/20	250,000	253,587
Lockheed Martin Corp.
3.60%	03/01/35	55,000	50,472
4.25%	11/15/19	500,000	544,885
Loews Corp.
2.63%	05/15/23	400,000	384,478
Lowe’s Companies Inc.
3.12%	04/15/22	750,000	765,384
3.38%	09/15/25	30,000	30,310
LyondellBasell Industries N.V.
6.00%	11/15/21	250,000	282,523
Macy’s Retail Holdings Inc.
3.88%	01/15/22	500,000	509,131
Marsh & McLennan Companies Inc.
4.05%	10/15/23	250,000	263,453
McDonald’s Corp.
1.88%	05/29/19	500,000	500,270
3.70%	02/15/42	250,000	216,495
McGraw Hill Financial Inc.
4.40%	02/15/26	250,000	253,703	(e)
McKesson Corp.
3.80%	03/15/24	250,000	256,369

Medtronic Inc.
3.63%	03/15/24	200,000	205,348
4.50%	03/15/42	250,000	251,713
4.63%	03/15/44	250,000	258,085
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	395,000	365,387	(h)
Merck & Company Inc.
2.40%	09/15/22	878,000	856,301
2.75%	02/10/25	70,000	68,134
MetLife Inc.
1.76%	12/15/17	500,000	503,550
4.13%	08/13/42	250,000	237,402
6.50%	12/15/32	250,000	313,464
Microsoft Corp.
0.88%	11/15/17	1,000,000	1,001,037
3.50%	02/12/35	65,000	60,440
3.75%	05/01/43	300,000	276,074
Monsanto Co.
3.95%	04/15/45	150,000	121,711
4.20%	07/15/34	70,000	63,803
Moody’s Corp.
4.88%	02/15/24	250,000	264,295
Morgan Stanley
2.38%	07/23/19	350,000	350,037
2.80%	06/16/20	230,000	231,302
3.95%	04/23/27	250,000	240,770
4.00%	07/23/25	95,000	97,089
4.10%	05/22/23	250,000	253,028	(h)
4.35%	09/08/26	250,000	251,287
4.75%	03/22/17	639,000	669,403
4.88%	11/01/22	250,000	266,357	(h)
5.50%	07/28/21	898,000	1,014,847
6.63%	04/01/18	433,000	482,160
Motorola Solutions Inc.
3.50%	09/01/21	250,000	237,461
MUFG Americas Holdings Corp.
3.00%	02/10/25	250,000	238,957
Murphy Oil Corp.
3.70%	12/01/22	500,000	415,559
National Australia Bank Ltd.
2.30%	07/25/18	500,000	507,318
NetApp Inc.
3.38%	06/15/21	210,000	206,979
Newell Rubbermaid Inc.
2.05%	12/01/17	500,000	500,787
Newmont Mining Corp.
3.50%	03/15/22	250,000	224,387
Nexen Energy ULC
6.40%	05/15/37	500,000	588,070	(h)
Nisource Finance Corp.
3.85%	02/15/23	574,000	595,488
Noble Energy Inc.
8.25%	03/01/19	500,000	587,233
Norfolk Southern Corp.
4.80%	08/15/43	250,000	252,961
Northrop Grumman Corp.
1.75%	06/01/18	750,000	747,691

Novartis Capital Corp.
2.40%	09/21/22	552,000	544,919
NYSE Holdings LLC
2.00%	10/05/17	500,000	505,777
Occidental Petroleum Corp.
1.50%	02/15/18	500,000	498,925
Omega Healthcare Investors Inc.
4.50%	04/01/27	200,000	190,342	(e)
Omnicom Group Inc.
3.63%	05/01/22	500,000	505,914	(h)
ONEOK Partners LP
6.13%	02/01/41	312,000	280,744
Oracle Corp.
1.20%	10/15/17	1,000,000	1,001,683
2.25%	10/08/19	250,000	252,883	(h)
3.25%	05/15/30	250,000	235,097
3.63%	07/15/23	125,000	130,090
4.30%	07/08/34	500,000	501,301
Orange S.A.
9.00%	03/01/31	250,000	354,376
Owens Corning
4.20%	12/15/22	250,000	253,282
Pacific Gas & Electric Co.
6.05%	03/01/34	611,000	737,756
PacifiCorp
6.25%	10/15/37	153,000	194,903	(h)
Parker-Hannifin Corp.
4.20%	11/21/34	350,000	356,357
Pentair Finance S.A.
3.15%	09/15/22	500,000	472,717
PepsiCo Inc.
1.85%	04/30/20	250,000	248,581
2.75%	03/01/23	250,000	248,559
7.90%	11/01/18	1,000,000	1,182,139
Petroleos Mexicanos
3.50%	07/18/18	500,000	505,500
4.50%	01/23/26	100,000	92,190	(e)
5.50%	01/21/21 - 06/27/44	679,000	669,373
6.38%	01/23/45	250,000	224,600
6.50%	06/02/41	167,000	153,607
Pfizer Inc.
4.30%	06/15/43	350,000	346,638
6.20%	03/15/19	1,000,000	1,142,063
Philip Morris International Inc.
3.88%	08/21/42	442,000	408,646
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23	500,000	483,898
PNC Bank NA
2.25%	07/02/19	500,000	503,116
Potash Corporation of Saskatchewan Inc.
3.63%	03/15/24	250,000	248,021
PPL Capital Funding Inc.
3.40%	06/01/23	500,000	500,748
Pride International Inc.
6.88%	08/15/20	450,000	428,183
Principal Financial Group Inc.
1.85%	11/15/17	250,000	251,552
3.40%	05/15/25	250,000	245,960

ProLogis LP (REIT)
4.25%	08/15/23	250,000	258,964
Prudential Financial Inc.
5.63%	05/12/41	225,000	253,938
7.38%	06/15/19	350,000	412,106
Public Service Company of Colorado
3.95%	03/15/43	250,000	244,660
Public Service Electric & Gas Co.
1.80%	06/01/19	250,000	249,533
2.38%	05/15/23	500,000	482,872	(h)
3.05%	11/15/24	250,000	248,073
Puget Energy Inc.
3.65%	05/15/25	300,000	296,059	(e)
QUALCOMM Inc.
4.65%	05/20/35	150,000	136,915
Quest Diagnostics Inc.
3.50%	03/30/25	150,000	145,649
4.25%	04/01/24	250,000	256,846
Qwest Corp.
6.75%	12/01/21	500,000	529,062
Raytheon Co.
3.15%	12/15/24	90,000	90,970
Realty Income Corp. (REIT)
4.65%	08/01/23	500,000	527,505
Regions Bank
2.25%	09/14/18	250,000	251,001
Republic Services Inc.
3.20%	03/15/25	250,000	243,181
5.50%	09/15/19	500,000	558,496
Reynolds American Inc.
3.25%	11/01/22	500,000	497,450
3.75%	05/20/23	250,000	251,132	(e)
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	750,000	726,277
Rogers Communications Inc.
3.00%	03/15/23	250,000	240,521
Rowan Companies Inc.
5.40%	12/01/42	250,000	148,219
Royal Bank of Canada
1.20%	09/19/17	500,000	500,045	(h)
1.80%	07/30/18	200,000	200,845
2.15%	03/06/20	250,000	250,612
Royal Bank of Scotland Group PLC
6.40%	10/21/19	500,000	561,709
San Diego Gas & Electric Co.
3.60%	09/01/23	500,000	523,669
Sanofi
1.25%	04/10/18	500,000	498,874
Santander Holdings USA Inc.
2.65%	04/17/20	150,000	147,275
Scripps Networks Interactive Inc.
3.90%	11/15/24	250,000	245,321
Seagate HDD Cayman
3.75%	11/15/18	125,000	127,880
4.75%	06/01/23	250,000	246,736
Sempra Energy
4.05%	12/01/23	250,000	260,674

Shell International Finance BV
2.00%	11/15/18	225,000	227,643
4.13%	05/11/35	250,000	243,199
4.38%	03/25/20	1,000,000	1,097,801
Simon Property Group LP (REIT)
2.75%	02/01/23	621,000	602,587
South Carolina Electric & Gas Co.
5.10%	06/01/65	150,000	157,886
Southern California Edison Co.
3.60%	02/01/45	825,000	758,271
Southern Copper Corp.
5.88%	04/23/45	255,000	207,022
Spectra Energy Capital LLC
3.30%	03/15/23	250,000	224,521
Spectra Energy Partners LP
3.50%	03/15/25	250,000	233,412
Stanley Black & Decker Inc.
2.90%	11/01/22	250,000	247,912
State Street Corp.
3.30%	12/16/24	95,000	95,959	(b)
3.70%	11/20/23	275,000	287,364	(b)
Statoil ASA
2.45%	01/17/23	750,000	714,997
Sumitomo Mitsui Banking Corp.
2.45%	01/16/20	250,000	251,367
2.50%	07/19/18	500,000	507,845
Suncor Energy Inc.
6.85%	06/01/39	250,000	310,043
SunTrust Banks Inc.
2.35%	11/01/18	350,000	353,902
Talisman Energy Inc.
5.50%	05/15/42	250,000	193,128
Target Corp.
4.00%	07/01/42	500,000	491,810
TD Ameritrade Holding Corp.
2.95%	04/01/22	250,000	251,759
Teck Resources Ltd.
2.50%	02/01/18	1,000,000	809,375
Telefonica Emisiones SAU
5.88%	07/15/19	1,000,000	1,105,785
Texas Instruments Inc.
1.75%	05/01/20	250,000	248,287
The Allstate Corp.
5.75%	08/15/53	250,000	258,838	(f,h)
The Bank of New York Mellon Corp.
2.20%	05/15/19	500,000	504,221
3.00%	02/24/25	105,000	103,213
The Bank of Nova Scotia
2.05%	10/30/18	250,000	252,039
The Boeing Co.
0.95%	05/15/18	325,000	322,448
3.30%	03/01/35	65,000	59,941
The Charles Schwab Corp.
2.20%	07/25/18	200,000	202,950
The Chubb Corp.
6.38%	03/29/67	250,000	246,563	(f)

The Clorox Co.
3.50%	12/15/24	250,000	250,763
The Coca-Cola Co.
1.15%	04/01/18	250,000	249,776
2.45%	11/01/20	500,000	508,529
The Dow Chemical Co.
3.00%	11/15/22	437,000	422,425
4.38%	11/15/42	437,000	381,315
The Goldman Sachs Group Inc.
3.85%	07/08/24	250,000	254,848
5.75%	01/24/22	500,000	573,844
6.25%	02/01/41	350,000	422,045
6.75%	10/01/37	700,000	835,043
The Home Depot Inc.
2.63%	06/01/22	190,000	189,918
4.20%	04/01/43	250,000	252,471
4.40%	04/01/21	500,000	551,360
The Kroger Co.
3.85%	08/01/23	500,000	516,353
The Procter & Gamble Co.
4.70%	02/15/19	1,000,000	1,104,239
The Progressive Corp.
4.35%	04/25/44	100,000	100,120
The Sherwin-Williams Co.
1.35%	12/15/17	436,000	434,421
The Toronto-Dominion Bank
2.25%	11/05/19	250,000	251,491
2.63%	09/10/18	250,000	256,618
The Travelers Companies Inc.
5.35%	11/01/40	250,000	288,338
The Walt Disney Co.
3.15%	09/17/25	165,000	167,144
The Western Union Co.
2.88%	12/10/17	500,000	510,706
The Williams Companies Inc.
4.55%	06/24/24	45,000	35,682
Thermo Fisher Scientific Inc.
3.30%	02/15/22	80,000	80,224
4.15%	02/01/24	25,000	25,894
Thomson Reuters Corp.
4.50%	05/23/43	150,000	139,123
Time Warner Cable Inc.
4.50%	09/15/42	500,000	395,312
6.75%	07/01/18	788,000	876,845
Time Warner Inc.
6.10%	07/15/40	650,000	734,247
Total Capital International S.A.
1.55%	06/28/17	1,000,000	1,007,323
2.75%	06/19/21	250,000	253,989
Toyota Motor Credit Corp.
1.38%	01/10/18	1,000,000	999,266
TransAlta Corp.
4.50%	11/15/22	873,000	856,342
TransCanada PipeLines Ltd.
7.63%	01/15/39	350,000	447,323
Tyco Electronics Group S.A.
2.38%	12/17/18	80,000	80,826

Tyson Foods Inc.
2.65%	08/15/19	250,000	251,885	(h)
4.88%	08/15/34	70,000	71,336
UBS AG
5.75%	04/25/18	1,000,000	1,096,405
Unilever Capital Corp.
2.20%	03/06/19	400,000	407,971
Union Pacific Corp.
4.75%	12/15/43	250,000	268,226
United Airlines 2013-1 Class A Pass Through Trust
4.30%	02/15/27	237,997	247,064
United Parcel Service Inc.
2.45%	10/01/22	875,000	858,849
United Technologies Corp.
1.80%	06/01/17	472,000	477,670
4.50%	06/01/42	458,000	466,378
UnitedHealth Group Inc.
1.40%	10/15/17	437,000	439,456
4.63%	07/15/35	45,000	47,481
6.88%	02/15/38	250,000	332,900
Vale Overseas Ltd.
6.88%	11/10/39	750,000	579,802
Valero Energy Corp.
6.63%	06/15/37	500,000	549,232
Ventas Realty LP / Ventas Capital Corp.
2.00%	02/15/18	500,000	501,780
Verizon Communications Inc.
2.00%	11/01/16	350,000	353,721
3.85%	11/01/42	686,000	568,806
4.40%	11/01/34	250,000	232,615
4.52%	09/15/48	150,000	131,818
5.05%	03/15/34	250,000	249,423	(h)
5.15%	09/15/23	1,250,000	1,380,862	(h)
6.40%	09/15/33	500,000	572,798
6.55%	09/15/43	250,000	295,361
Verizon New York Inc.
7.38%	04/01/32	250,000	289,176
Viacom Inc.
2.50%	12/15/16	1,159,000	1,172,035
3.25%	03/15/23	200,000	182,927
5.85%	09/01/43	100,000	92,576
Virginia Electric and Power Co.
4.65%	08/15/43	500,000	542,443
Vodafone Group PLC
2.50%	09/26/22	376,000	348,676
4.38%	02/19/43	250,000	218,027
Voya Financial Inc.
2.90%	02/15/18	250,000	255,270
Wal-Mart Stores Inc.
6.50%	08/15/37	1,250,000	1,641,129
Walgreens Boots Alliance Inc.
4.50%	11/18/34	155,000	146,935
Waste Management Inc.
2.90%	09/15/22	500,000	495,353
Weatherford International Ltd.
4.50%	04/15/22	250,000	202,200
5.95%	04/15/42	250,000	173,803

Wells Fargo & Co.
1.40%	09/08/17	500,000	500,345
1.50%	01/16/18	500,000	499,525
2.15%	01/30/20	920,000	917,743
4.13%	08/15/23	250,000	259,868
4.65%	11/04/44	150,000	147,734
5.61%	01/15/44	569,000	636,522
Welltower Inc.
2.25%	03/15/18	500,000	502,492
5.13%	03/15/43	250,000	256,265
Western Gas Partners LP
5.45%	04/01/44	150,000	137,562
Westpac Banking Corp.
1.50%	12/01/17	500,000	499,624
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	125,692
Whirlpool Corp.
3.70%	05/01/25	250,000	248,324
Williams Partners LP
5.80%	11/15/43	250,000	209,796
WPP Finance 2010
5.13%	09/07/42	191,000	187,514
Wyndham Worldwide Corp.
4.25%	03/01/22	250,000	248,523
Xcel Energy Inc.
3.30%	06/01/25	250,000	247,823
Zoetis Inc.
4.70%	02/01/43	250,000	223,995
			211,497,414
Non-Agency Collateralized Mortgage Obligations—0.4%
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	192,759	205,255	(f)
Banc of America Commercial Mortgage Trust 2008-1
6.42%	02/10/51	628,715	677,844	(f)
COMM 2012-CR1 Mortgage Trust
3.39%	05/15/45	500,000	525,677
COMM 2013-CR11 Mortgage Trust
4.72%	10/10/46	1,000,000	1,108,790	(f)
COMM 2013-CR8 Mortgage Trust
3.61%	06/10/46	750,000	789,267	(f)
COMM 2015-PC1 Mortgage Trust
3.90%	07/10/50	500,000	529,106
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	1,335,156	1,383,070
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LD11
5.96%	06/15/49	870,000	902,401	(f)
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	750,000	799,550	(f)
Morgan Stanley Capital I Trust 2008-T29
6.46%	01/11/43	470,000	516,058	(f)
Wells Fargo Commercial Mortgage Trust 2012-LC5
4.69%	10/15/45	220,000	229,268	(f)
WF-RBS Commercial Mortgage Trust 2012-C10
2.88%	12/15/45	1,200,000	1,214,933
			8,881,219

Sovereign Bonds—0.5%
Government of Brazil
2.63%	01/05/23	250,000	202,500
5.88%	01/15/19	1,000,000	1,047,500
7.13%	01/20/37	500,000	467,500
Government of Chile
3.63%	10/30/42	350,000	298,375
Government of Colombia
4.38%	07/12/21	300,000	305,550
5.00%	06/15/45	250,000	214,375
6.13%	01/18/41	250,000	247,500
Government of Italy
5.38%	06/15/33	250,000	287,651
Government of Mexico
3.50%	01/21/21	250,000	254,375
4.75%	03/08/44	702,000	640,575	(h)
5.63%	01/15/17	1,000,000	1,060,000
5.75%	10/12/10	172,000	160,820
6.05%	01/11/40	130,000	142,350
Government of Panama
6.70%	01/26/36	250,000	297,500
Government of Peru
6.55%	03/14/37	297,000	340,807
7.35%	07/21/25	100,000	124,750
Government of Philippines
4.00%	01/15/21	500,000	537,486
7.75%	01/14/31	500,000	708,610
Government of Poland
3.00%	03/17/23	147,000	146,729
5.00%	03/23/22	500,000	558,750
6.38%	07/15/19	74,000	85,667
Government of South Africa
5.38%	07/24/44	250,000	232,812
Government of Turkey
3.25%	03/23/23	500,000	444,885	(h)
4.88%	04/16/43	500,000	416,250
5.75%	03/22/24	250,000	259,125
6.75%	04/03/18	500,000	539,600
7.38%	02/05/25	500,000	571,875
Government of Uruguay
4.50%	08/14/24	500,000	505,000
			11,098,917
Municipal Bonds and Notes—0.3%
American Municipal Power Inc.
6.27%	02/15/50	300,000	357,618
Bay Area Toll Authority
6.26%	04/01/49	250,000	332,997
Chicago Transit Authority
6.90%	12/01/40	250,000	280,078
City of New York
5.97%	03/01/36	250,000	311,657
City Public Service Board of San Antonio
5.72%	02/01/41	200,000	248,304
Commonwealth of Massachusetts
4.50%	08/01/31	200,000	213,892
Dallas Area Rapid Transit
5.02%	12/01/48	150,000	175,502
6.00%	12/01/44	100,000	131,100

East Bay Municipal Utility District
5.87%	06/01/40	100,000	125,117
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	137,421
6.60%	07/01/50	90,000	122,095
Los Angeles Unified School District
5.76%	07/01/29	160,000	188,512
Metropolitan Transportation Authority
6.81%	11/15/40	250,000	330,185
Municipal Electric Authority of Georgia
6.64%	04/01/57	250,000	293,038
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	320,000	336,032
New York City Water & Sewer System
6.01%	06/15/42	250,000	320,722
North Texas Tollway Authority
6.72%	01/01/49	100,000	136,860
Port Authority of New York & New Jersey
4.46%	10/01/62	200,000	193,524
5.31%	08/01/46	200,000	214,914
San Diego County Water Authority Financing Corp.
6.14%	05/01/49	200,000	251,850
South Carolina State Public Service Authority
6.45%	01/01/50	150,000	189,066
State Board of Administration Finance Corp.
3.00%	07/01/20	100,000	102,035
State of California
5.70%	11/01/21	705,000	824,032
7.55%	04/01/39	200,000	288,080
State of Illinois
5.10%	06/01/33	800,000	749,440
State of Texas
5.52%	04/01/39	200,000	252,986
Texas Transportation Commission
5.03%	04/01/26	100,000	117,874
University of California
4.60%	05/15/31	100,000	107,205
4.77%	05/15/15	100,000	94,033
6.58%	05/15/49	100,000	128,746
University of North Carolina at Chapel Hill
3.85%	12/01/34	200,000	205,032
University of Texas System
4.79%	08/15/46	125,000	143,485
			7,903,432
FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	403,163	22,174	(d,i)

Total Bonds and Notes (Cost $745,918,232)			747,912,713

	Number of Shares	Fair Value
Exchange Traded Fund—0.6%

United States Oil Fund LP (Cost $13,685,241)	918,300	13,480,644	(a)

Total Investments in Securities (Cost $2,116,795,462)		2,261,164,940

Short-Term Investments—8.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $209,778,444)		209,778,444	(j,k,l)

Total Investments (Cost $2,326,573,906)		2,470,943,384

Liabilities in Excess of Other Assets, net—(1.3)%		(30,746,379)

NET ASSETS—100.0%		$2,440,197,005

Other Information:

The Fund had the following long futures contracts open at September 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
MSCI EAFE Mini Index Futures	December 2015	29	$2,391,775	$(57,501)
MSCI Emerging Market Mini Futures	December 2015	17	672,435	(5,001)
Russell 2000 Mini Index Futures	December 2015	6	657,540	(28,619)
S&P 500 Emini Index Futures	December 2015	140	13,360,900	(173,912)
S&P Mid 400 Emini Index Futures	December 2015	1	136,290	(2,154)

				$(267,187)

The Fund had the following short futures contracts open at September 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	December 2015	529	$(50,485,115)	$1,613,635

				$1,346,448

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	General Electric Co. is the parent company of GEAM, the Fund’s investment adviser.

(d)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.

(e)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to $4,026,567 or 0.17% of the net assets of the GE Investments Total Return Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015.

(g)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(h)	At September 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(i)	Security is in default.

(j)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(k)	At September 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures, swaps, and/or TBA’s.

(l)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of September 30, 2015.

*	Less than 0.05%.

**	Amount is less than $0.50.

***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
MBIA	Municipal Bond Investors Assurance Corporation
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To Be Announced

The Fund was invested in the following countries/territories at September 30, 2015 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	73.31%
Japan	3.97%
United Kingdom	3.85%
Canada	1.94%
Switzerland	1.91%
France	1.87%
Germany	1.72%
Australia	1.22%
China	1.14%
South Korea	0.77%
Netherlands	0.64%
Spain	0.63%
Taiwan	0.60%
Hong Kong	0.57%
Sweden	0.52%
Italy	0.43%
India	0.43%
Mexico	0.42%
South Africa	0.39%

Brazil	0.38%
Ireland	0.32%
Denmark	0.32%
Supranational	0.30%
Singapore	0.29%
Belgium	0.23%
Russian Federation	0.18%
Turkey	0.16%
Malaysia	0.16%
Finland	0.15%
Norway	0.13%
Philippines	0.12%
Israel	0.11%
Thailand	0.11%
Poland	0.10%
Indonesia	0.10%
Colombia	0.08%
Chile	0.08%
Qatar	0.06%
United Arab Emirates	0.03%
Peru	0.03%
Luxembourg	0.03%
Austria	0.03%
Portugal	0.03%
Cayman Islands	0.02%
Uruguay	0.02%
New Zealand	0.02%
Greece	0.01%
Panama	0.01%
Hungary	0.01%
Guernsey	0.01%
Czech Republic	0.01%
Egypt	0.01%
Bermuda	0.01%
Malta	0.01%
Puerto Rico	0.00	%***
United States Virgin Islands	0.00	%***

	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2015 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	1.72%	3.38%	5.10%
Pharmaceuticals	1.91%	1.94%	3.85%
Integrated Oil & Gas	1.03%	0.98%	2.01%
Technology Hardware, Storage & Peripherals	1.53%	0.41%	1.94%
Internet Software & Services	1.28%	0.24%	1.52%
Integrated Telecommunication Services	0.80%	0.64%	1.44%
Biotechnology	1.22%	0.21%	1.43%
Packaged Foods & Meats	0.56%	0.72%	1.28%
Industrial Conglomerates	0.82%	0.39%	1.21%
Aerospace & Defense	0.92%	0.25%	1.17%
Semiconductors	0.71%	0.38%	1.09%
Systems Software	1.04%	0.02%	1.06%
Electric Utilities	0.62%	0.43%	1.05%

Automobile Manufacturers	0.20%	0.77%	0.97%
Life & Health Insurance	0.32%	0.61%	0.93%
Data Processing & Outsourced Services	0.83%	0.08%	0.91%
Tobacco	0.54%	0.32%	0.86%
Healthcare Equipment	0.52%	0.33%	0.85%
Household Products	0.63%	0.20%	0.83%
Oil & Gas Exploration & Production	0.54%	0.21%	0.75%
Soft Drinks	0.69%	0.05%	0.74%
Regional Banks	0.39%	0.30%	0.69%
IT Consulting & Other Services	0.47%	0.22%	0.69%
Internet Retail	0.65%	0.03%	0.68%
Communications Equipment	0.53%	0.13%	0.66%
Multi-Utilities	0.42%	0.23%	0.65%
Multi-Line Insurance	0.22%	0.43%	0.65%
Restaurants	0.53%	0.10%	0.63%
Multi-Sector Holdings	0.50%	0.12%	0.62%
Movies & Entertainment	0.55%	0.06%	0.61%
Industrial Machinery	0.20%	0.40%	0.60%
Wireless Telecommunication Services	0.00%	0.60%	0.60%
Cable & Satellite	0.39%	0.18%	0.57%
Railroads	0.27%	0.30%	0.57%
Property & Casualty Insurance	0.33%	0.22%	0.55%
Exchange Traded Funds	0.55%	0.00%	0.55%
Application Software	0.28%	0.25%	0.53%
Managed Healthcare	0.51%	0.01%	0.52%
Asset Management & Custody Banks	0.43%	0.09%	0.52%
Apparel, Accessories & Luxury Goods	0.16%	0.33%	0.49%
Hypermarkets & Super Centers	0.34%	0.13%	0.47%
Investment Banking & Brokerage	0.34%	0.12%	0.46%
Home Improvement Retail	0.43%	0.02%	0.45%
Specialty Chemicals	0.21%	0.23%	0.44%
Food Retail	0.10%	0.33%	0.43%
Retail REITs	0.21%	0.20%	0.41%
Oil & Gas Equipment & Services	0.35%	0.06%	0.41%
Apparel Retail	0.23%	0.17%	0.40%
Personal Products	0.04%	0.35%	0.39%
Diversified Chemicals	0.21%	0.16%	0.37%
Brewers	0.03%	0.34%	0.37%
Drug Retail	0.37%	0.00%	0.37%
Diversified Metals & Mining	0.03%	0.34%	0.37%
Electrical Components & Equipment	0.17%	0.18%	0.35%
Auto Parts & Equipment	0.11%	0.24%	0.35%
Oil & Gas Refining & Marketing	0.22%	0.13%	0.35%
Oil & Gas Storage & Transportation	0.21%	0.13%	0.34%
Specialized Finance	0.20%	0.14%	0.34%
Air Freight & Logistics	0.26%	0.07%	0.33%
Specialized REITs	0.32%	0.00%	0.32%
Diversified Real Estate Activities	0.00%	0.32%	0.32%
Airlines	0.22%	0.08%	0.30%
Consumer Finance	0.27%	0.02%	0.29%
Trading Companies & Distributors	0.06%	0.22%	0.28%
Healthcare Services	0.18%	0.10%	0.28%
Fertilizers & Agricultural Chemicals	0.13%	0.14%	0.27%
Construction Machinery & Heavy Trucks	0.17%	0.08%	0.25%
Electronic Components	0.07%	0.18%	0.25%
Construction & Engineering	0.03%	0.22%	0.25%
Healthcare Distributors	0.21%	0.02%	0.23%

General Merchandise Stores	0.17%	0.06%	0.23%
Industrial Gases	0.12%	0.11%	0.23%
Diversified Capital Markets	0.00%	0.22%	0.22%
Commodity Chemicals	0.06%	0.16%	0.22%
Construction Materials	0.04%	0.18%	0.22%
Hotels, Resorts & Cruise Lines	0.15%	0.07%	0.22%
Footwear	0.17%	0.04%	0.21%
Distillers & Vintners	0.06%	0.15%	0.21%
Life Sciences Tools & Services	0.16%	0.04%	0.20%
Automotive Retail	0.17%	0.01%	0.18%
Gas Utilities	0.02%	0.16%	0.18%
Department Stores	0.07%	0.11%	0.18%
Building Products	0.02%	0.16%	0.18%
Residential REITs	0.16%	0.02%	0.18%
Steel	0.02%	0.15%	0.17%
Semiconductor Equipment	0.08%	0.08%	0.16%
Office REITs	0.10%	0.06%	0.16%
Broadcasting	0.08%	0.08%	0.16%
Publishing	0.01%	0.14%	0.15%
Health Care REITs	0.14%	0.00%	0.14%
Healthcare Facilities	0.08%	0.06%	0.14%
Home Building	0.05%	0.09%	0.14%
Research & Consulting Services	0.06%	0.08%	0.14%
Electronic Equipment & Instruments	0.02%	0.11%	0.13%
Advertising	0.05%	0.08%	0.13%
Diversified REITs	0.00%	0.13%	0.13%
Reinsurance	0.00%	0.13%	0.13%
Consumer Electronics	0.01%	0.11%	0.12%
Electronic Manufacturing Services	0.00%	0.12%	0.12%
Healthcare Supplies	0.02%	0.10%	0.12%
Home Entertainment Software	0.07%	0.04%	0.11%
Real Estate Development	0.00%	0.11%	0.11%
Insurance Brokers	0.11%	0.00%	0.11%
Thrifts & Mortgage Finance	0.01%	0.10%	0.11%
Specialty Stores	0.08%	0.03%	0.11%
Environmental & Facilities Services	0.08%	0.03%	0.11%
Gold	0.02%	0.08%	0.10%
Tires & Rubber	0.02%	0.08%	0.10%
Casinos & Gaming	0.01%	0.09%	0.10%
Human Resource & Employment Services	0.01%	0.08%	0.09%
Paper Products	0.03%	0.06%	0.09%
Paper Packaging	0.06%	0.03%	0.09%
Leisure Products	0.03%	0.06%	0.09%
Agricultural & Farm Machinery	0.05%	0.03%	0.08%
Agricultural Products	0.05%	0.03%	0.08%
Industrial REITs	0.04%	0.04%	0.08%
Independent Power Producers & Energy Traders	0.02%	0.06%	0.08%
Security & Alarm Services	0.04%	0.04%	0.08%
Diversified Support Services	0.02%	0.06%	0.08%
Real Estate Operating Companies	0.00%	0.08%	0.08%
Highways & Railtracks	0.00%	0.07%	0.07%
Home Furnishings	0.03%	0.04%	0.07%
Household Appliances	0.02%	0.04%	0.06%
Other Diversified Financial Services	0.00%	0.06%	0.06%
Marine	0.00%	0.06%	0.06%
Hotel & Resort REITs	0.06%	0.00%	0.06%
Trucking	0.02%	0.04%	0.06%

Heavy Electrical Equipment	0.00%	0.06%	0.06%
Food Distributors	0.04%	0.01%	0.05%
Alternative Carriers	0.03%	0.02%	0.05%
Healthcare Technology	0.04%	0.01%	0.05%
Computer & Electronics Retail	0.03%	0.02%	0.05%
Airport Services	0.00%	0.05%	0.05%
Water Utilities	0.00%	0.05%	0.05%
Oil & Gas Drilling	0.02%	0.03%	0.05%
Metal & Glass Containers	0.03%	0.02%	0.05%
Distributors	0.04%	0.00%	0.04%
Home Furnishing Retail	0.02%	0.02%	0.04%
Aluminum	0.03%	0.01%	0.04%
Motorcycle Manufacturers	0.02%	0.02%	0.04%
Coal & Consumable Fuels	0.00%	0.03%	0.03%
Office Services & Supplies	0.01%	0.02%	0.03%
Specialized Consumer Services	0.03%	0.00%	0.03%
Leisure Facilities	0.00%	0.03%	0.03%
Housewares & Specialties	0.03%	0.00%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Education Services	0.00%	0.03%	0.03%
Mortgage REITs	0.03%	0.00%	0.03%
Real Estate Services	0.02%	0.01%	0.03%
Commercial Printing	0.01%	0.02%	0.03%
Technology Distributors	0.00%	0.03%	0.03%
Renewable Electricity	0.00%	0.02%	0.02%
Precious Metals & Minerals	0.00%	0.01%	0.01%
Forest Products	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%
Silver	0.00%	0.01%	0.01%
Catalog Retail	0.00%	0.00%	0.00	%***

			61.24%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	10.79%
Agency Mortgage Backed	9.44%
Corporate Notes	8.56%
Sovereign Bonds	0.45%
Non-Agency Collateralized Mortgage Obligations	0.36%
Municipal Bonds and Notes	0.32%
Agency Collateralized Mortgage Obligations	0.19%
Asset Backed	0.12%
U.S. Government Sponsored Agencies	0.04%
FNMA (TBA)	0.00	%***

	30.27%

Short-Term Investments
Short-Term Investments	8.49%

	8.49%

	100.00%

GEI Real Estate Securities Fund

Schedule of Investments—September 30, 2015 (Unaudited)

Common Stock (REITs)—99.6% †	Number of Shares	Fair Value
Diversified—9.8%
Cousins Properties Inc.	26,340	$242,855
Duke Realty Corp.	83,640	1,593,342
Liberty Property Trust	44,610	1,405,661
PS Business Parks Inc.	14,040	1,114,495
Vornado Realty Trust	25,100	2,269,542
Washington Real Estate Investment Trust	39,560	986,231
		7,612,126
Freestanding—3.1%
National Retail Properties Inc.	13,120	475,862
Spirit Realty Capital Inc.	150,770	1,378,038
STORE Capital Corp.	28,380	586,331
		2,440,231
Healthcare—11.5%
Care Capital Properties Inc.	34,572	1,138,456
Omega Healthcare Investors Inc.	23,890	839,734
Physicians Realty Trust	26,590	401,243
Senior Housing Properties Trust	43,840	710,208
Ventas Inc.	50,770	2,846,166
Welltower Inc.	44,590	3,019,635
		8,955,442
Hotel—6.1%
Chesapeake Lodging Trust	32,530	847,732
Host Hotels & Resorts Inc.	149,190	2,358,694
Strategic Hotels & Resorts Inc.	27,220	375,364	(a)
Sunstone Hotel Investors Inc.	85,390	1,129,709
		4,711,499
Industrial—3.8%
First Industrial Realty Trust Inc.	36,830	771,588
Prologis Inc.	48,520	1,887,428
Rexford Industrial Realty Inc.	22,730	313,447
		2,972,463
Multifamily—16.9%
Apartment Investment & Management Co., Class A	36,990	1,369,370
AvalonBay Communities Inc.	20,460	3,576,817
Camden Property Trust	12,640	934,096
Equity Residential	36,600	2,749,392
Essex Property Trust Inc.	15,220	3,400,452
UDR Inc.	32,420	1,117,842
		13,147,969
Office—16.1%
Boston Properties Inc.	29,160	3,452,544
Brandywine Realty Trust	71,570	881,743
Empire State Realty Trust Inc., Class A	67,840	1,155,315
Equity Commonwealth	17,850	486,234	(a)
Highwoods Properties Inc.	33,040	1,280,300
Hudson Pacific Properties Inc.	75,100	2,162,129
Kilroy Realty Corp.	23,360	1,522,138
Mack-Cali Realty Corp.	15,830	298,870
Paramount Group Inc.	22,900	384,720
SL Green Realty Corp.	8,170	883,667
		12,507,660

Regional Malls—12.4%
General Growth Properties Inc.	106,630	2,769,181
Simon Property Group Inc.	31,640	5,812,901
Taubman Centers Inc.	15,560	1,074,885
		9,656,967
Self Storage—6.5%
CubeSmart	19,800	538,758
Public Storage	19,120	4,046,366
Sovran Self Storage Inc.	5,170	487,531
		5,072,655
Shopping Centers—8.8%
Equity One Inc.	24,130	587,324
Federal Realty Investment Trust	3,400	463,930
Kimco Realty Corp.	37,610	918,812
Ramco-Gershenson Properties Trust	50,120	752,301
Regency Centers Corp.	17,210	1,069,601
Retail Opportunity Investments Corp.	18,840	311,614
Retail Properties of America Inc.	37,610	529,925
Urban Edge Properties	35,320	762,559
Weingarten Realty Investors	44,690	1,479,686
		6,875,752
Specialty—4.6%
CyrusOne Inc.	38,090	1,244,019
Digital Realty Trust Inc.	12,060	787,759
Equinix Inc.	4,387	1,199,406
QTS Realty Trust Inc., Class A	7,920	346,025
		3,577,209

Total Common Stock (REITs) (Cost $73,451,409)		77,529,973

Short-Term Investments—0.0% *
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $5,598)		5,598	(b,c)

Total Investments (Cost $73,457,007)		77,535,571

Other Assets and Liabilities, net—0.4%		324,284

NET ASSETS—100.0%		$77,859,855

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of September 30, 2015.

*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. During the period ended September 30, 2015, the U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund and Small-Cap Equity Fund invested in stock index future contracts to gain equity exposure for accumulating and residual cash positions. The Total Return Fund invested in futures contracts on various stock indices to gain equity exposure. The Income Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuation in the fair value of the underlying security. A Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. A Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended September 30, 2015, the Income Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity , as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Income Fund and Total Return Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which a Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, a Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments a Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies a Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality held by any other fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in Registered Investment Companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (the “NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Funds’ investments measured at fair value on a recurring basis at September 30, 2015:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities†
	Common Stock	$29,668,082	$—	$—	$29,668,082
	Exchange Traded Funds	402,925	—	—	402,925
	Short-Term Investments	611,665	—	—	611,665

	Total Investments in Securities	$30,682,672	$—	$—	$30,682,672

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Depreciation	$(3,048)	$—	$—	$(3,048)

S&P 500 Index Fund	Investments in Securities†
	Common Stock	$171,877,392	$—	$—	$171,877,392
	Short-Term Investments	455,179	—	—	455,179

	Total Investments in Securities	$172,332,571	$—	$—	$172,332,571

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Depreciation	$(42,735)	$—	$—	$(42,735)

Premier Growth Equity Fund	Investments in Securities†
	Common Stock	$33,531,275	$—	$—	$33,531,275
	Short-Term Investments	1,041,766	—	—	1,041,766

	Total Investments in Securities	$34,573,041	$—	$—	$34,573,041

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Depreciation	$(12,238)	$—	$—	$(12,238)

Core Value Equity Fund	Investments in Securities†
	Common Stock	$13,635,485	$—	$—	$13,635,485
	Exchange Traded Funds	194,183	—	—	194,183
	Short-Term Investments	175,307	—	—	175,307

	Total Investments in Securities	$14,004,975	$—	$—	$14,004,975

Small-Cap Equity Fund	Investments in Securities†
	Common Stock	$36,242,955	$—	$—	$36,242,955
	Short-Term Investments	2,261,167	—	—	2,261,167

	Total Investments in Securities	$38,504,122	$—	$—	$38,504,122

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Depreciation	$(29,393)	$—	$—	$(29,393)

Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$3,472,583	$—	$3,472,583
	Agency Mortgage Backed	—	8,257,509	—	8,257,509
	Agency Collateralized Mortgage Obligations	—	147,843	—	147,843
	Asset Backed	—	20,008	—	20,008
	Corporate Notes	—	12,841,797	—	12,841,797
	Non-Agency Collateralized Mortgage Obligations	—	2,837,615	—	2,837,615
	Sovereign Bonds	—	80,699	—	80,699
	Municipal Bonds and Notes	—	291,324	—	291,324
	FNMA (TBA)	—	—	2,972	2,972
	Preferred Stock	35,572	—	—	35,572
	Short-Term Investments	3,128,482	—	—	3,128,482

	Total Investments in Securities	$3,164,054	$27,949,378	$2,972	$31,116,404

	Other Financial Instruments*
	Credit Default Swaps— Unrealized Depreciation	$—	$(21,614)	$—	$(21,614)
	Long Futures Contracts—Unrealized Appreciation	12,386	—	—	12,386
	Long Futures Contracts—Unrealized Depreciation	(326)	—	—	(326)
	Short Futures Contracts—Unrealized Depreciation	(28,283)	—	—	(28,283)

	Total Other Financial Instruments	$(16,223)	$(21,614)	$—	$(37,837)

Total Return Fund	Investments in Securities†
	Domestic Equity	$904,119,258	$—	$9,223	$904,128,481
	Foreign Equity	595,201,834	—	441,268	595,643,102
	U.S. Treasuries	—	266,514,841	—	266,514,841
	U.S. Government Sponsored Agencies	—	954,692	—	954,692
	Agency Collateralized Mortgage Obligations	—	4,768,012	—	4,768,012
	Agency Mortgage Backed	—	233,281,650	—	233,281,650
	Asset Backed	—	2,990,362	—	2,990,362
	Corporate Notes	—	211,497,414	—	211,497,414
	Non-Agency Collateralized Mortgage Obligations	—	8,881,219	—	8,881,219
	Sovereign Bonds	—	11,098,917	—	11,098,917
	Municipal Bonds and Notes	—	7,903,432	—	7,903,432
	FNMA (TBA)	—	—	22,174	22,174
	Exchange Traded Funds	13,480,644	—	—	13,480,644
	Short-Term Investments	209,778,444	—	—	209,778,444

	Total Investments in Securities	$1,722,580,180	$747,890,539	$472,665	$2,470,943,384

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Depreciation	$(267,187)	$—	$—	$(267,187)
	Short Futures Contracts—Unrealized Appreciation	1,613,635	—	—	1,613,635

	Total Other Financial Instruments	$1,346,448	$—	$—	$1,346,448

Real Estate Securities Fund	Investments in Securities†
	Common Stock	$77,529,973	$—	$—	$77,529,973
	Short-Term Investments	5,598	—	—	5,598

	Total Investments in Securities	$77,535,571	$—	$—	$77,535,571

†	See Schedules of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

The Total Return Fund utilized the fair value pricing service on December 31, 2014 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 2 at the beginning of the period which were classified as Level 1 at September 30, 2015. The value of securities that were transferred to Level 1 from Level 2 as a result was $546,392,642. Other transfers between fair value levels during the period were insignificant in relation to net assets. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2015 is not presented.

INCOME TAXES

At September 30, 2015, information on the tax cost of investments was as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
U.S. Equity Fund	$27,648,430	$4,715,465	$(1,681,223)	$3,034,242
S&P 500 Index Fund	111,471,253	66,037,330	(5,176,012)	60,861,318
Premier Growth Equity Fund	26,468,124	8,847,887	(742,970)	8,104,917
Core Value Equity Fund	13,036,580	2,002,647	(1,034,252)	968,395
Small-Cap Equity Fund	36,209,944	6,145,842	(3,851,664)	2,294,178
Income Fund	31,132,081	511,980	(527,657)	(15,677)
Total Return Fund	2,332,268,064	304,122,282	(165,446,962)	138,675,320
Real Estate Securities Fund	73,638,992	6,009,397	(2,112,818)	3,896,579

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE Investments Funds, Inc.

Date: November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE Investments Funds, Inc.

Date: November 20, 2015

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE Investments Funds, Inc.

Date: November 20, 2015